UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip Code)

Laura E. Simpson	Nathan Briggs
Artisan Partners Funds, Inc.	Simpson Thacher & Bartlett LLP
875 East Wisconsin Avenue, Suite 800	900 G Street, N.W.
Milwaukee, Wisconsin 53202	Washington, D.C. 20001

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 3/31/26

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders.

(a) Following are copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”).

Semi-Annual Shareholder Report March 31, 2026 Investor Shares | ARTYX

This semi-annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Developing World Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Developing World Fund - Investor Shares	$57	1.31%

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,845,086
Number of Portfolio Holdings	37
Total Investment Advisory Fees (net of waivers and reimbursements)	$19,527
Annual Portfolio Turnover Rate	51.05%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Chinese yuan renminbi offshore	2.0%
Euro	6.7
Hong Kong dollar	7.9
Indian rupee	8.8
Swiss franc	1.1
U.S. dollar	73.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Tencent Holdings Ltd.	China	6.3%
MercadoLibre, Inc.	Brazil	6.1
Sea Ltd.	Singapore	5.9
NVIDIA Corp.	United States	4.7
Visa, Inc.	United States	4.6
Adyen NV	Netherlands	4.3
Crowdstrike Holdings, Inc.	United States	4.3
MakeMyTrip Ltd.	India	3.6
NU Holdings Ltd.	Brazil	3.4
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.3
Total		46.5%

Artisan Developing World Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Shares | ARTYX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Advisor Shares | APDYX

This semi-annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Developing World Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Developing World Fund - Advisor Shares	$50	1.14%

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,845,086
Number of Portfolio Holdings	37
Total Investment Advisory Fees (net of waivers and reimbursements)	$19,527
Annual Portfolio Turnover Rate	51.05%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Chinese yuan renminbi offshore	2.0%
Euro	6.7
Hong Kong dollar	7.9
Indian rupee	8.8
Swiss franc	1.1
U.S. dollar	73.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Tencent Holdings Ltd.	China	6.3%
MercadoLibre, Inc.	Brazil	6.1
Sea Ltd.	Singapore	5.9
NVIDIA Corp.	United States	4.7
Visa, Inc.	United States	4.6
Adyen NV	Netherlands	4.3
Crowdstrike Holdings, Inc.	United States	4.3
MakeMyTrip Ltd.	India	3.6
NU Holdings Ltd.	Brazil	3.4
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.3
Total		46.5%

Artisan Developing World Fund

Semi-Annual Shareholder Report

March 31, 2026

Advisor Shares | APDYX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Institutional Shares | APHYX

This semi-annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Developing World Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Developing World Fund - Institutional Shares	$46	1.04%

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,845,086
Number of Portfolio Holdings	37
Total Investment Advisory Fees (net of waivers and reimbursements)	$19,527
Annual Portfolio Turnover Rate	51.05%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Chinese yuan renminbi offshore	2.0%
Euro	6.7
Hong Kong dollar	7.9
Indian rupee	8.8
Swiss franc	1.1
U.S. dollar	73.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Tencent Holdings Ltd.	China	6.3%
MercadoLibre, Inc.	Brazil	6.1
Sea Ltd.	Singapore	5.9
NVIDIA Corp.	United States	4.7
Visa, Inc.	United States	4.6
Adyen NV	Netherlands	4.3
Crowdstrike Holdings, Inc.	United States	4.3
MakeMyTrip Ltd.	India	3.6
NU Holdings Ltd.	Brazil	3.4
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.3
Total		46.5%

Artisan Developing World Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Shares | APHYX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Investor Shares | APFOX

This semi-annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Emerging Markets Debt Opportunities Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares	$73	1.43%

Key Fund Statistics

Dollar values in thousands

Net Assets	$156,720
Number of Portfolio Holdings	332
Total Investment Advisory Fees (net of waivers and reimbursements)	$537
Annual Portfolio Turnover Rate	53.32%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	1.4%
Egyptian pound	7.5
Euro	5.5
Kazakhstan tenge	2.9
Nigerian naira	6.7
Peruvian nuevo sol	4.3
Romanian leu	3.0
U.S. dollar	61.5
Uruguayan peso	2.2
Uzbekistani som	2.0
Other	3.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	6.3%
Absa Bank Ltd., Credit-Linked Note	South Africa	4.5
Bonos de la Tesoreria	Peru	4.0
Romania Government Bond	Romania	2.8
Laos Government International Bond	Lao People's Democratic Republic	2.7
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	2.5
Republic of Zambia	Zambia	2.4
Republic of Kazakhstan	Kazakhstan	2.3
Republic of Iraq	Iraq	2.1
Republic of Tajikistan	Tajikistan	2.0
Total		31.6%

* Excludes short-term investments.

Artisan Emerging Markets Debt Opportunities Fund

Annual Shareholder Report

March 31, 2026

Investor Shares | APFOX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Advisor Shares | APDOX

This semi-annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Emerging Markets Debt Opportunities Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares	$67	1.31%

Key Fund Statistics

Dollar values in thousands

Net Assets	$156,720
Number of Portfolio Holdings	332
Total Investment Advisory Fees (net of waivers and reimbursements)	$537
Annual Portfolio Turnover Rate	53.32%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	1.4%
Egyptian pound	7.5
Euro	5.5
Kazakhstan tenge	2.9
Nigerian naira	6.7
Peruvian nuevo sol	4.3
Romanian leu	3.0
U.S. dollar	61.5
Uruguayan peso	2.2
Uzbekistani som	2.0
Other	3.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	6.3%
Absa Bank Ltd., Credit-Linked Note	South Africa	4.5
Bonos de la Tesoreria	Peru	4.0
Romania Government Bond	Romania	2.8
Laos Government International Bond	Lao People's Democratic Republic	2.7
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	2.5
Republic of Zambia	Zambia	2.4
Republic of Kazakhstan	Kazakhstan	2.3
Republic of Iraq	Iraq	2.1
Republic of Tajikistan	Tajikistan	2.0
Total		31.6%

* Excludes short-term investments.

Artisan Emerging Markets Debt Opportunities Fund

Annual Shareholder Report

March 31, 2026

Advisor Shares | APDOX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Institutional Shares | APHOX

This semi-annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Emerging Markets Debt Opportunities Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares	$64	1.25%

Key Fund Statistics

Dollar values in thousands

Net Assets	$156,720
Number of Portfolio Holdings	332
Total Investment Advisory Fees (net of waivers and reimbursements)	$537
Annual Portfolio Turnover Rate	53.32%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	1.4%
Egyptian pound	7.5
Euro	5.5
Kazakhstan tenge	2.9
Nigerian naira	6.7
Peruvian nuevo sol	4.3
Romanian leu	3.0
U.S. dollar	61.5
Uruguayan peso	2.2
Uzbekistani som	2.0
Other	3.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	6.3%
Absa Bank Ltd., Credit-Linked Note	South Africa	4.5
Bonos de la Tesoreria	Peru	4.0
Romania Government Bond	Romania	2.8
Laos Government International Bond	Lao People's Democratic Republic	2.7
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	2.5
Republic of Zambia	Zambia	2.4
Republic of Kazakhstan	Kazakhstan	2.3
Republic of Iraq	Iraq	2.1
Republic of Tajikistan	Tajikistan	2.0
Total		31.6%

* Excludes short-term investments.

Artisan Emerging Markets Debt Opportunities Fund

Annual Shareholder Report

March 31, 2026

Institutional Shares | APHOX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Investor Shares | ARTUX

This semi-annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Floating Rate Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Floating Rate Fund - Investor Shares	$55	1.10%

Key Fund Statistics

Dollar values in thousands

Net Assets	$125,338
Number of Portfolio Holdings	117
Total Investment Advisory Fees (net of waivers and reimbursements)	$208
Annual Portfolio Turnover Rate	26.21%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
GSM Holdings, Inc. First Lien Term Loan	United States	3.5%
Ryan LLC First Lien Term Loan	United States	2.9
Nexus Buyer LLC First Lien Term Loan	United States	2.8
Delta Topco, Inc. First Lien Term Loan	United States	2.5
TGP Holdings III LLC First Lien Term Loan	United States	2.3
19th Holdings Golf LLC First Lien Term Loan	United States	2.2
VT Topco, Inc. First Lien Term Loan	United States	2.2
Arches Buyer, Inc. First Lien Term Loan	United States	2.1
TKC Holdings, Inc.	United States	1.8
AthenaHealth Group, Inc. First Lien Term Loan	United States	1.7
Total		24.0%

Artisan Floating Rate Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Shares | ARTUX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective December 1, 2025, the expense limit for Investor Shares, as a percentage of average daily net assets, was lowered from 1.20% to 1.05%. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Advisor Shares | APDUX

This semi-annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Floating Rate Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Floating Rate Fund - Advisor Shares	$49	0.99%

Key Fund Statistics

Dollar values in thousands

Net Assets	$125,338
Number of Portfolio Holdings	117
Total Investment Advisory Fees (net of waivers and reimbursements)	$208
Annual Portfolio Turnover Rate	26.21%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
GSM Holdings, Inc. First Lien Term Loan	United States	3.5%
Ryan LLC First Lien Term Loan	United States	2.9
Nexus Buyer LLC First Lien Term Loan	United States	2.8
Delta Topco, Inc. First Lien Term Loan	United States	2.5
TGP Holdings III LLC First Lien Term Loan	United States	2.3
19th Holdings Golf LLC First Lien Term Loan	United States	2.2
VT Topco, Inc. First Lien Term Loan	United States	2.2
Arches Buyer, Inc. First Lien Term Loan	United States	2.1
TKC Holdings, Inc.	United States	1.8
AthenaHealth Group, Inc. First Lien Term Loan	United States	1.7
Total		24.0%

Artisan Floating Rate Fund

Semi-Annual Shareholder Report

March 31, 2026

Advisor Shares | APDUX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective December 1, 2025, the expense limit for Advisor Shares, as a percentage of average daily net assets, was lowered from 1.10% to 0.95%. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Institutional Shares | APHUX

This semi-annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Floating Rate Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Floating Rate Fund - Institutional Shares	$48	0.95%

Key Fund Statistics

Dollar values in thousands

Net Assets	$125,338
Number of Portfolio Holdings	117
Total Investment Advisory Fees (net of waivers and reimbursements)	$208
Annual Portfolio Turnover Rate	26.21%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
GSM Holdings, Inc. First Lien Term Loan	United States	3.5%
Ryan LLC First Lien Term Loan	United States	2.9
Nexus Buyer LLC First Lien Term Loan	United States	2.8
Delta Topco, Inc. First Lien Term Loan	United States	2.5
TGP Holdings III LLC First Lien Term Loan	United States	2.3
19th Holdings Golf LLC First Lien Term Loan	United States	2.2
VT Topco, Inc. First Lien Term Loan	United States	2.2
Arches Buyer, Inc. First Lien Term Loan	United States	2.1
TKC Holdings, Inc.	United States	1.8
AthenaHealth Group, Inc. First Lien Term Loan	United States	1.7
Total		24.0%

Artisan Floating Rate Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Shares | APHUX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective December 1, 2025, the expense limit for Institutional Shares, as a percentage of average daily net assets, was lowered from 1.05% to 0.90%. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Investor Shares | ARTTX

This semi-annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Focus Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Focus Fund - Investor Shares	$66	1.36%

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,147,240
Number of Portfolio Holdings	34
Total Investment Advisory Fees (net of waivers and reimbursements)	$6,098
Annual Portfolio Turnover Rate	103.37%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	6.9%
U.S. dollar	93.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
NVIDIA Corp.	United States	9.2%
Rolls-Royce Holdings plc	United Kingdom	7.1
Apple, Inc.	United States	6.6
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	6.6
Analog Devices, Inc.	United States	6.2
Parker-Hannifin Corp.	United States	4.7
Caterpillar, Inc.	United States	4.5
Goldman Sachs Group, Inc. (The)	United States	4.4
Bank of New York Mellon Corp. (The)	United States	4.4
Linde plc	United States	4.3
Total		58.0%

Artisan Focus Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Shares | ARTTX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Advisor Shares | APDTX

This semi-annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Focus Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Focus Fund - Advisor Shares	$56	1.14%

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,147,240
Number of Portfolio Holdings	34
Total Investment Advisory Fees (net of waivers and reimbursements)	$6,098
Annual Portfolio Turnover Rate	103.37%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	6.9%
U.S. dollar	93.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
NVIDIA Corp.	United States	9.2%
Rolls-Royce Holdings plc	United Kingdom	7.1
Apple, Inc.	United States	6.6
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	6.6
Analog Devices, Inc.	United States	6.2
Parker-Hannifin Corp.	United States	4.7
Caterpillar, Inc.	United States	4.5
Goldman Sachs Group, Inc. (The)	United States	4.4
Bank of New York Mellon Corp. (The)	United States	4.4
Linde plc	United States	4.3
Total		58.0%

Artisan Focus Fund

Semi-Annual Shareholder Report

March 31, 2026

Advisor Shares | APDTX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Institutional Shares | APHTX

This semi-annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Focus Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Focus Fund - Institutional Shares	$51	1.05%

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,147,240
Number of Portfolio Holdings	34
Total Investment Advisory Fees (net of waivers and reimbursements)	$6,098
Annual Portfolio Turnover Rate	103.37%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	6.9%
U.S. dollar	93.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
NVIDIA Corp.	United States	9.2%
Rolls-Royce Holdings plc	United Kingdom	7.1
Apple, Inc.	United States	6.6
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	6.6
Analog Devices, Inc.	United States	6.2
Parker-Hannifin Corp.	United States	4.7
Caterpillar, Inc.	United States	4.5
Goldman Sachs Group, Inc. (The)	United States	4.4
Bank of New York Mellon Corp. (The)	United States	4.4
Linde plc	United States	4.3
Total		58.0%

Artisan Focus Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Shares | APHTX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Investor Shares | APFDX

This semi-annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Discovery Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Discovery Fund - Investor Shares	$69	1.40%

Key Fund Statistics

Dollar values in thousands

Net Assets	$109,179
Number of Portfolio Holdings	66
Total Investment Advisory Fees (net of waivers and reimbursements)	$752
Annual Portfolio Turnover Rate	35.63%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	5.3%
Canadian dollar	1.8
Danish krone	1.0
Euro	2.5
Swiss franc	3.3
U.S. dollar	86.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.2%
Insmed, Inc.	United States	4.0
Modine Manufacturing Co.	United States	3.8
Argenx SE	Netherlands	3.5
RBC Bearings, Inc.	United States	3.1
Spotify Technology SA	United States	3.0
US Foods Holding Corp.	United States	2.8
Babcock International Group plc	United Kingdom	2.7
West Pharmaceutical Services, Inc.	United States	2.7
Woodward, Inc.	United States	2.4
Total		33.2%

Artisan Global Discovery Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Shares | APFDX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Advisor Shares | APDDX

This semi-annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Discovery Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Discovery Fund - Advisor Shares	$64	1.30%

Key Fund Statistics

Dollar values in thousands

Net Assets	$109,179
Number of Portfolio Holdings	66
Total Investment Advisory Fees (net of waivers and reimbursements)	$752
Annual Portfolio Turnover Rate	35.63%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	5.3%
Canadian dollar	1.8
Danish krone	1.0
Euro	2.5
Swiss franc	3.3
U.S. dollar	86.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.2%
Insmed, Inc.	United States	4.0
Modine Manufacturing Co.	United States	3.8
Argenx SE	Netherlands	3.5
RBC Bearings, Inc.	United States	3.1
Spotify Technology SA	United States	3.0
US Foods Holding Corp.	United States	2.8
Babcock International Group plc	United Kingdom	2.7
West Pharmaceutical Services, Inc.	United States	2.7
Woodward, Inc.	United States	2.4
Total		33.2%

Artisan Global Discovery Fund

Semi-Annual Shareholder Report

March 31, 2026

Advisor Shares | APDDX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Institutional Shares | APHDX

This semi-annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Discovery Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Discovery Fund - Institutional Shares	$56	1.15%

Key Fund Statistics

Dollar values in thousands

Net Assets	$109,179
Number of Portfolio Holdings	66
Total Investment Advisory Fees (net of waivers and reimbursements)	$752
Annual Portfolio Turnover Rate	35.63%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	5.3%
Canadian dollar	1.8
Danish krone	1.0
Euro	2.5
Swiss franc	3.3
U.S. dollar	86.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.2%
Insmed, Inc.	United States	4.0
Modine Manufacturing Co.	United States	3.8
Argenx SE	Netherlands	3.5
RBC Bearings, Inc.	United States	3.1
Spotify Technology SA	United States	3.0
US Foods Holding Corp.	United States	2.8
Babcock International Group plc	United Kingdom	2.7
West Pharmaceutical Services, Inc.	United States	2.7
Woodward, Inc.	United States	2.4
Total		33.2%

Artisan Global Discovery Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Shares | APHDX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Investor Shares | ARTHX

This semi-annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Equity Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Equity Fund - Investor Shares	$66	1.31%

Key Fund Statistics

Dollar values in thousands

Net Assets	$198,653
Number of Portfolio Holdings	66
Total Investment Advisory Fees (net of waivers and reimbursements)	$917
Annual Portfolio Turnover Rate	103.79%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	19.6%
Chinese yuan renminbi offshore	4.7
Danish krone	1.5
Euro	21.4
Hong Kong dollar	5.5
Japanese yen	10.4
Korean won	11.6
New Taiwan dollar	3.9
Swedish krona	3.1
U.S. dollar	16.5
Other	1.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
SPIE SA	France	4.2%
National Grid plc	United Kingdom	4.0
Tesco plc	United Kingdom	3.9
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.7
SKY Perfect JSAT Corp.	Japan	3.6
T-Mobile US, Inc.	United States	3.6
Alpha Bank SA	Greece	3.3
Ovzon AB	Sweden	3.1
Contemporary Amperex Technology Co. Ltd.	China	3.0
SSE plc	United Kingdom	3.0
Total		35.4%

Artisan Global Equity Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Shares | ARTHX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective November 24, 2025, the Fund's emerging market exposure limit was updated from 30% of net assets to 40%. Effective November 24, 2025, Andrew Euretig is no longer a portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Advisor Shares | APDHX

This semi-annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Equity Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Equity Fund - Advisor Shares	$63	1.25%

Key Fund Statistics

Dollar values in thousands

Net Assets	$198,653
Number of Portfolio Holdings	66
Total Investment Advisory Fees (net of waivers and reimbursements)	$917
Annual Portfolio Turnover Rate	103.79%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	19.6%
Chinese yuan renminbi offshore	4.7
Danish krone	1.5
Euro	21.4
Hong Kong dollar	5.5
Japanese yen	10.4
Korean won	11.6
New Taiwan dollar	3.9
Swedish krona	3.1
U.S. dollar	16.5
Other	1.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
SPIE SA	France	4.2%
National Grid plc	United Kingdom	4.0
Tesco plc	United Kingdom	3.9
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.7
SKY Perfect JSAT Corp.	Japan	3.6
T-Mobile US, Inc.	United States	3.6
Alpha Bank SA	Greece	3.3
Ovzon AB	Sweden	3.1
Contemporary Amperex Technology Co. Ltd.	China	3.0
SSE plc	United Kingdom	3.0
Total		35.4%

Artisan Global Equity Fund

Semi-Annual Shareholder Report

March 31, 2026

Advisor Shares | APDHX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective November 24, 2025, the Fund's emerging market exposure limit was updated from 30% of net assets to 40%. Effective November 24, 2025, Andrew Euretig is no longer a portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Institutional Shares | APHHX

This semi-annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Equity Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Equity Fund - Institutional Shares	$54	1.07%

Key Fund Statistics

Dollar values in thousands

Net Assets	$198,653
Number of Portfolio Holdings	66
Total Investment Advisory Fees (net of waivers and reimbursements)	$917
Annual Portfolio Turnover Rate	103.79%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	19.6%
Chinese yuan renminbi offshore	4.7
Danish krone	1.5
Euro	21.4
Hong Kong dollar	5.5
Japanese yen	10.4
Korean won	11.6
New Taiwan dollar	3.9
Swedish krona	3.1
U.S. dollar	16.5
Other	1.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
SPIE SA	France	4.2%
National Grid plc	United Kingdom	4.0
Tesco plc	United Kingdom	3.9
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.7
SKY Perfect JSAT Corp.	Japan	3.6
T-Mobile US, Inc.	United States	3.6
Alpha Bank SA	Greece	3.3
Ovzon AB	Sweden	3.1
Contemporary Amperex Technology Co. Ltd.	China	3.0
SSE plc	United Kingdom	3.0
Total		35.4%

Artisan Global Equity Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Shares | APHHX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective November 24, 2025, the Fund's emerging market exposure limit was updated from 30% of net assets to 40%. Effective November 24, 2025, Andrew Euretig is no longer a portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Investor Shares | ARTRX

This semi-annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Opportunities Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Opportunities Fund - Investor Shares	$58	1.20%

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,525,566
Number of Portfolio Holdings	47
Total Investment Advisory Fees (net of waivers and reimbursements)	$8,096
Annual Portfolio Turnover Rate	41.29%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	10.1%
Euro	2.4
Hong Kong dollar	3.6
Japanese yen	1.1
New Taiwan dollar	3.7
Swiss franc	1.4
U.S. dollar	77.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Amazon.com, Inc.	United States	6.1%
BAE Systems plc	United Kingdom	4.7
Argenx SE	Netherlands	4.0
Insmed, Inc.	United States	3.9
Broadcom, Inc.	United States	3.9
GE Vernova, Inc.	United States	3.8
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.7
Baker Hughes Co.	United States	3.7
L3Harris Technologies, Inc.	United States	3.6
Tencent Holdings Ltd.	China	3.6
Total		41.0%

Artisan Global Opportunities Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Shares | ARTRX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named co-lead portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Advisor Shares | APDRX

This semi-annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Opportunities Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Opportunities Fund - Advisor Shares	$52	1.08%

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,525,566
Number of Portfolio Holdings	47
Total Investment Advisory Fees (net of waivers and reimbursements)	$8,096
Annual Portfolio Turnover Rate	41.29%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	10.1%
Euro	2.4
Hong Kong dollar	3.6
Japanese yen	1.1
New Taiwan dollar	3.7
Swiss franc	1.4
U.S. dollar	77.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Amazon.com, Inc.	United States	6.1%
BAE Systems plc	United Kingdom	4.7
Argenx SE	Netherlands	4.0
Insmed, Inc.	United States	3.9
Broadcom, Inc.	United States	3.9
GE Vernova, Inc.	United States	3.8
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.7
Baker Hughes Co.	United States	3.7
L3Harris Technologies, Inc.	United States	3.6
Tencent Holdings Ltd.	China	3.6
Total		41.0%

Artisan Global Opportunities Fund

Semi-Annual Shareholder Report

March 31, 2026

Advisor Shares | APDRX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named co-lead portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Institutional Shares | APHRX

This semi-annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Opportunities Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Opportunities Fund - Institutional Shares	$47	0.96%

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,525,566
Number of Portfolio Holdings	47
Total Investment Advisory Fees (net of waivers and reimbursements)	$8,096
Annual Portfolio Turnover Rate	41.29%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	10.1%
Euro	2.4
Hong Kong dollar	3.6
Japanese yen	1.1
New Taiwan dollar	3.7
Swiss franc	1.4
U.S. dollar	77.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Amazon.com, Inc.	United States	6.1%
BAE Systems plc	United Kingdom	4.7
Argenx SE	Netherlands	4.0
Insmed, Inc.	United States	3.9
Broadcom, Inc.	United States	3.9
GE Vernova, Inc.	United States	3.8
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.7
Baker Hughes Co.	United States	3.7
L3Harris Technologies, Inc.	United States	3.6
Tencent Holdings Ltd.	China	3.6
Total		41.0%

Artisan Global Opportunities Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Shares | APHRX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named co-lead portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Investor Shares | APFPX

This semi-annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Global Unconstrained Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Unconstrained Fund - Investor Shares	$115	2.21%

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,021,899
Number of Portfolio Holdings	600
Total Investment Advisory Fees (net of waivers and reimbursements)	$3,228
Annual Portfolio Turnover Rate	50.79%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Egyptian pound	6.1%
Euro	3.2
Iceland krona	2.7
Kazakhstan tenge	3.0
Nigerian naira	4.9
Norwegian krone	1.5
Peruvian nuevo sol	2.6
Romanian leu	2.4
U.S. dollar	64.2
Uzbekistani som	1.8
Other	7.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	5.4%
Absa Bank Ltd., Credit-Linked Note	South Africa	3.5
Republic of Iceland	Iceland	2.5
Bonos de la Tesoreria	Peru	2.4
Romania Government Bond	Romania	2.2
Laos Government International Bond	Lao People's Democratic Republic	2.2
Republic of Zambia	Zambia	2.0
Argentine Republic	Argentina	2.0
Republic of Kazakhstan	Kazakhstan	1.8
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	1.8
Total		25.8%

* Excludes short-term investments.

Artisan Global Unconstrained Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Shares | APFPX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Advisor Shares | APDPX

This semi-annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Global Unconstrained Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Unconstrained Fund - Advisor Shares	$109	2.11%

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,021,899
Number of Portfolio Holdings	600
Total Investment Advisory Fees (net of waivers and reimbursements)	$3,228
Annual Portfolio Turnover Rate	50.79%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Egyptian pound	6.1%
Euro	3.2
Iceland krona	2.7
Kazakhstan tenge	3.0
Nigerian naira	4.9
Norwegian krone	1.5
Peruvian nuevo sol	2.6
Romanian leu	2.4
U.S. dollar	64.2
Uzbekistani som	1.8
Other	7.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	5.4%
Absa Bank Ltd., Credit-Linked Note	South Africa	3.5
Republic of Iceland	Iceland	2.5
Bonos de la Tesoreria	Peru	2.4
Romania Government Bond	Romania	2.2
Laos Government International Bond	Lao People's Democratic Republic	2.2
Republic of Zambia	Zambia	2.0
Argentine Republic	Argentina	2.0
Republic of Kazakhstan	Kazakhstan	1.8
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	1.8
Total		25.8%

* Excludes short-term investments.

Artisan Global Unconstrained Fund

Semi-Annual Shareholder Report

March 31, 2026

Advisor Shares | APDPX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Institutional Shares | APHPX

This semi-annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Global Unconstrained Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Unconstrained Fund - Institutional Shares	$105	2.03%

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,021,899
Number of Portfolio Holdings	600
Total Investment Advisory Fees (net of waivers and reimbursements)	$3,228
Annual Portfolio Turnover Rate	50.79%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Egyptian pound	6.1%
Euro	3.2
Iceland krona	2.7
Kazakhstan tenge	3.0
Nigerian naira	4.9
Norwegian krone	1.5
Peruvian nuevo sol	2.6
Romanian leu	2.4
U.S. dollar	64.2
Uzbekistani som	1.8
Other	7.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Commonwealth of the Bahamas	Bahamas	5.4%
Absa Bank Ltd., Credit-Linked Note	South Africa	3.5
Republic of Iceland	Iceland	2.5
Bonos de la Tesoreria	Peru	2.4
Romania Government Bond	Romania	2.2
Laos Government International Bond	Lao People's Democratic Republic	2.2
Republic of Zambia	Zambia	2.0
Argentine Republic	Argentina	2.0
Republic of Kazakhstan	Kazakhstan	1.8
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	1.8
Total		25.8%

* Excludes short-term investments.

Artisan Global Unconstrained Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Shares | APHPX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Investor Shares | ARTGX

This semi-annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Global Value Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Value Fund - Investor Shares	$63	1.25%

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,917,328
Number of Portfolio Holdings	37
Total Investment Advisory Fees (net of waivers and reimbursements)	$14,419
Annual Portfolio Turnover Rate	9.89%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.6%
Euro	20.5
Korean won	5.4
Swiss franc	9.0
U.S. dollar	50.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	5.3%
Bank of New York Mellon Corp. (The)	United States	4.8
Charles Schwab Corp. (The)	United States	4.6
Alphabet, Inc.	United States	4.5
Shell plc	United States	4.3
Novartis AG	United States	4.3
Heidelberg Materials AG	Germany	3.9
American Express Co.	United States	3.9
Meta Platforms, Inc.	United States	3.7
Elevance Health, Inc.	United States	3.7
Total		43.0%

Artisan Global Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Shares | ARTGX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Advisor Shares | APDGX

This semi-annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Global Value Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Value Fund - Advisor Shares	$56	1.10%

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,917,328
Number of Portfolio Holdings	37
Total Investment Advisory Fees (net of waivers and reimbursements)	$14,419
Annual Portfolio Turnover Rate	9.89%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.6%
Euro	20.5
Korean won	5.4
Swiss franc	9.0
U.S. dollar	50.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	5.3%
Bank of New York Mellon Corp. (The)	United States	4.8
Charles Schwab Corp. (The)	United States	4.6
Alphabet, Inc.	United States	4.5
Shell plc	United States	4.3
Novartis AG	United States	4.3
Heidelberg Materials AG	Germany	3.9
American Express Co.	United States	3.9
Meta Platforms, Inc.	United States	3.7
Elevance Health, Inc.	United States	3.7
Total		43.0%

Artisan Global Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Advisor Shares | APDGX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Institutional Shares | APHGX

This semi-annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Global Value Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Value Fund - Institutional Shares	$51	1.01%

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,917,328
Number of Portfolio Holdings	37
Total Investment Advisory Fees (net of waivers and reimbursements)	$14,419
Annual Portfolio Turnover Rate	9.89%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.6%
Euro	20.5
Korean won	5.4
Swiss franc	9.0
U.S. dollar	50.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	5.3%
Bank of New York Mellon Corp. (The)	United States	4.8
Charles Schwab Corp. (The)	United States	4.6
Alphabet, Inc.	United States	4.5
Shell plc	United States	4.3
Novartis AG	United States	4.3
Heidelberg Materials AG	Germany	3.9
American Express Co.	United States	3.9
Meta Platforms, Inc.	United States	3.7
Elevance Health, Inc.	United States	3.7
Total		43.0%

Artisan Global Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Shares | APHGX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Investor Shares | ARTFX

This semi-annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan High Income Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan High Income Fund - Investor Shares	$47	0.93%

Key Fund Statistics

Dollar values in thousands

Net Assets	$10,848,345
Number of Portfolio Holdings	273
Total Investment Advisory Fees (net of waivers and reimbursements)	$35,011
Annual Portfolio Turnover Rate	16.78%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Canadian dollar	0.0%
Euro	0.3
U.S. dollar	99.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	3.7%
Ardonagh Group Finance Ltd.	United Kingdom	3.1
Carnival Corp.	United States	3.0
VistaJet Malta Finance plc	Switzerland	2.9
Medline Borrower LP	United States	2.4
Arches Buyer, Inc.	United States	2.4
Acrisure LLC	United States	2.3
NCL Corp. Ltd.	United States	2.2
Oracle Corp.	United States	2.1
Alliant Holdings Intermediate LLC	United States	2.1
Total		26.2%

Artisan High Income Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Shares | ARTFX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Advisor Shares | APDFX

This semi-annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan High Income Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan High Income Fund - Advisor Shares	$39	0.78%

Key Fund Statistics

Dollar values in thousands

Net Assets	$10,848,345
Number of Portfolio Holdings	273
Total Investment Advisory Fees (net of waivers and reimbursements)	$35,011
Annual Portfolio Turnover Rate	16.78%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Canadian dollar	0.0%
Euro	0.3
U.S. dollar	99.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	3.7%
Ardonagh Group Finance Ltd.	United Kingdom	3.1
Carnival Corp.	United States	3.0
VistaJet Malta Finance plc	Switzerland	2.9
Medline Borrower LP	United States	2.4
Arches Buyer, Inc.	United States	2.4
Acrisure LLC	United States	2.3
NCL Corp. Ltd.	United States	2.2
Oracle Corp.	United States	2.1
Alliant Holdings Intermediate LLC	United States	2.1
Total		26.2%

Artisan High Income Fund

Semi-Annual Shareholder Report

March 31, 2026

Advisor Shares | APDFX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Institutional Shares | APHFX

This semi-annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan High Income Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan High Income Fund - Institutional Shares	$34	0.68%

Key Fund Statistics

Dollar values in thousands

Net Assets	$10,848,345
Number of Portfolio Holdings	273
Total Investment Advisory Fees (net of waivers and reimbursements)	$35,011
Annual Portfolio Turnover Rate	16.78%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Canadian dollar	0.0%
Euro	0.3
U.S. dollar	99.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	3.7%
Ardonagh Group Finance Ltd.	United Kingdom	3.1
Carnival Corp.	United States	3.0
VistaJet Malta Finance plc	Switzerland	2.9
Medline Borrower LP	United States	2.4
Arches Buyer, Inc.	United States	2.4
Acrisure LLC	United States	2.3
NCL Corp. Ltd.	United States	2.2
Oracle Corp.	United States	2.1
Alliant Holdings Intermediate LLC	United States	2.1
Total		26.2%

Artisan High Income Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Shares | APHFX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Investor Shares | ARTIX

This semi-annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan International Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Fund - Investor Shares	$61	1.18%

Key Fund Statistics

Dollar values in thousands

Net Assets	$6,124,123
Number of Portfolio Holdings	67
Total Investment Advisory Fees (net of waivers and reimbursements)	$28,948
Annual Portfolio Turnover Rate	51.67%

Graphical Representation of Holdings

REGIONAL ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	22.2%
Chinese yuan renminbi offshore	4.7
Danish krone	3.2
Euro	25.3
Hong Kong dollar	6.0
Japanese yen	7.3
Korean won	12.4
New Taiwan dollar	5.7
Swiss franc	6.0
U.S. dollar	7.0
Other	0.2
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
National Grid plc	United Kingdom	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	4.1
UBS Group AG	Switzerland	3.8
Contemporary Amperex Technology Co. Ltd.	China	3.8
Tesco plc	United Kingdom	3.7
Tencent Holdings Ltd.	China	3.3
SSE plc	United Kingdom	2.9
J Sainsbury plc	United Kingdom	2.6
LS Electric Co. Ltd.	South Korea	2.5
Hanwha Aerospace Co. Ltd.	South Korea	2.5
Total		33.9%

Artisan International Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Shares | ARTIX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective November 24, 2025, Andrew Euretig is no longer an associate portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Advisor Shares | APDIX

This semi-annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan International Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Fund - Advisor Shares	$54	1.05%

Key Fund Statistics

Dollar values in thousands

Net Assets	$6,124,123
Number of Portfolio Holdings	67
Total Investment Advisory Fees (net of waivers and reimbursements)	$28,948
Annual Portfolio Turnover Rate	51.67%

Graphical Representation of Holdings

REGIONAL ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	22.2%
Chinese yuan renminbi offshore	4.7
Danish krone	3.2
Euro	25.3
Hong Kong dollar	6.0
Japanese yen	7.3
Korean won	12.4
New Taiwan dollar	5.7
Swiss franc	6.0
U.S. dollar	7.0
Other	0.2
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
National Grid plc	United Kingdom	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	4.1
UBS Group AG	Switzerland	3.8
Contemporary Amperex Technology Co. Ltd.	China	3.8
Tesco plc	United Kingdom	3.7
Tencent Holdings Ltd.	China	3.3
SSE plc	United Kingdom	2.9
J Sainsbury plc	United Kingdom	2.6
LS Electric Co. Ltd.	South Korea	2.5
Hanwha Aerospace Co. Ltd.	South Korea	2.5
Total		33.9%

Artisan International Fund

Semi-Annual Shareholder Report

March 31, 2026

Advisor Shares | APDIX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective November 24, 2025, Andrew Euretig is no longer an associate portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Institutional Shares | APHIX

This semi-annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan International Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Fund - Institutional Shares	$50	0.96%

Key Fund Statistics

Dollar values in thousands

Net Assets	$6,124,123
Number of Portfolio Holdings	67
Total Investment Advisory Fees (net of waivers and reimbursements)	$28,948
Annual Portfolio Turnover Rate	51.67%

Graphical Representation of Holdings

REGIONAL ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	22.2%
Chinese yuan renminbi offshore	4.7
Danish krone	3.2
Euro	25.3
Hong Kong dollar	6.0
Japanese yen	7.3
Korean won	12.4
New Taiwan dollar	5.7
Swiss franc	6.0
U.S. dollar	7.0
Other	0.2
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
National Grid plc	United Kingdom	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	4.1
UBS Group AG	Switzerland	3.8
Contemporary Amperex Technology Co. Ltd.	China	3.8
Tesco plc	United Kingdom	3.7
Tencent Holdings Ltd.	China	3.3
SSE plc	United Kingdom	2.9
J Sainsbury plc	United Kingdom	2.6
LS Electric Co. Ltd.	South Korea	2.5
Hanwha Aerospace Co. Ltd.	South Korea	2.5
Total		33.9%

Artisan International Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Shares | APHIX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective November 24, 2025, Andrew Euretig is no longer an associate portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Advisor Shares | ARDBX

This semi-annual shareholder report contains important information about Artisan International Explorer Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Explorer Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Explorer Fund - Advisor Shares	$62	1.22%

Key Fund Statistics

Dollar values in thousands

Net Assets	$456,750
Number of Portfolio Holdings	34
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,236
Annual Portfolio Turnover Rate	9.08%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	3.2%
British pound	26.2
Canadian dollar	2.6
Euro	24.9
Hong Kong dollar	6.3
Indian rupee	1.9
Japanese yen	14.2
Korean won	2.7
Swiss franc	1.5
U.S. dollar	14.6
Other	1.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Glenveagh Properties plc	Ireland	11.4%
Impro Precision Industries Ltd.	United States	6.3
IQE plc	United Kingdom	6.1
Zuken, Inc.	Japan	5.2
Alten SA	France	5.1
Elementis plc	United Kingdom	4.7
Kansai Paint Co. Ltd.	Japan	3.8
Signify NV	United States	3.7
Steadfast Group Ltd.	Australia	3.2
Sabre Insurance Group plc	United Kingdom	3.2
Total		52.7%

Artisan International Explorer Fund

Semi-Annual Shareholder Report

March 31, 2026

Advisor Shares | ARDBX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Institutional Shares | ARHBX

This semi-annual shareholder report contains important information about Artisan International Explorer Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Explorer Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Explorer Fund - Institutional Shares	$58	1.14%

Key Fund Statistics

Dollar values in thousands

Net Assets	$456,750
Number of Portfolio Holdings	34
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,236
Annual Portfolio Turnover Rate	9.08%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	3.2%
British pound	26.2
Canadian dollar	2.6
Euro	24.9
Hong Kong dollar	6.3
Indian rupee	1.9
Japanese yen	14.2
Korean won	2.7
Swiss franc	1.5
U.S. dollar	14.6
Other	1.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Glenveagh Properties plc	Ireland	11.4%
Impro Precision Industries Ltd.	United States	6.3
IQE plc	United Kingdom	6.1
Zuken, Inc.	Japan	5.2
Alten SA	France	5.1
Elementis plc	United Kingdom	4.7
Kansai Paint Co. Ltd.	Japan	3.8
Signify NV	United States	3.7
Steadfast Group Ltd.	Australia	3.2
Sabre Insurance Group plc	United Kingdom	3.2
Total		52.7%

Artisan International Explorer Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Shares | ARHBX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Investor Shares | ARTJX

This semi-annual shareholder report contains important information about Artisan International Small‑Mid Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Small‑Mid Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Small-Mid Fund - Investor Shares	$68	1.36%

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,676,314
Number of Portfolio Holdings	119
Total Investment Advisory Fees (net of waivers and reimbursements)	$15,093
Annual Portfolio Turnover Rate	23.66%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	19.9%
Canadian dollar	4.9
Danish krone	5.4
Euro	10.6
Japanese yen	20.8
Mexican peso	1.3
Norwegian krone	1.3
Swedish krona	1.8
Swiss franc	2.7
U.S. dollar	29.2
Other	2.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Metso Oyj	Finland	3.5%
LivaNova plc	United States	3.1
Nice Ltd.	Israel	2.9
Brenntag SE	Germany	2.6
Convatec Group plc	United Kingdom	2.4
Rohm Co. Ltd.	Japan	2.1
SolarEdge Technologies, Inc.	United States	1.9
Kinaxis, Inc.	Canada	1.9
Genmab A/S	Denmark	1.9
Balfour Beatty plc	United Kingdom	1.8
Total		24.1%

Artisan International Small‑Mid Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Shares | ARTJX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Advisor Shares | APDJX

This semi-annual shareholder report contains important information about Artisan International Small‑Mid Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Small‑Mid Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Small-Mid Fund - Advisor Shares	$59	1.19%

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,676,314
Number of Portfolio Holdings	119
Total Investment Advisory Fees (net of waivers and reimbursements)	$15,093
Annual Portfolio Turnover Rate	23.66%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	19.9%
Canadian dollar	4.9
Danish krone	5.4
Euro	10.6
Japanese yen	20.8
Mexican peso	1.3
Norwegian krone	1.3
Swedish krona	1.8
Swiss franc	2.7
U.S. dollar	29.2
Other	2.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Metso Oyj	Finland	3.5%
LivaNova plc	United States	3.1
Nice Ltd.	Israel	2.9
Brenntag SE	Germany	2.6
Convatec Group plc	United Kingdom	2.4
Rohm Co. Ltd.	Japan	2.1
SolarEdge Technologies, Inc.	United States	1.9
Kinaxis, Inc.	Canada	1.9
Genmab A/S	Denmark	1.9
Balfour Beatty plc	United Kingdom	1.8
Total		24.1%

Artisan International Small‑Mid Fund

Semi-Annual Shareholder Report

March 31, 2026

Advisor Shares | APDJX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Institutional Shares | APHJX

This semi-annual shareholder report contains important information about Artisan International Small‑Mid Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Small‑Mid Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Small-Mid Fund - Institutional Shares	$55	1.10%

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,676,314
Number of Portfolio Holdings	119
Total Investment Advisory Fees (net of waivers and reimbursements)	$15,093
Annual Portfolio Turnover Rate	23.66%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	19.9%
Canadian dollar	4.9
Danish krone	5.4
Euro	10.6
Japanese yen	20.8
Mexican peso	1.3
Norwegian krone	1.3
Swedish krona	1.8
Swiss franc	2.7
U.S. dollar	29.2
Other	2.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Metso Oyj	Finland	3.5%
LivaNova plc	United States	3.1
Nice Ltd.	Israel	2.9
Brenntag SE	Germany	2.6
Convatec Group plc	United Kingdom	2.4
Rohm Co. Ltd.	Japan	2.1
SolarEdge Technologies, Inc.	United States	1.9
Kinaxis, Inc.	Canada	1.9
Genmab A/S	Denmark	1.9
Balfour Beatty plc	United Kingdom	1.8
Total		24.1%

Artisan International Small‑Mid Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Shares | APHJX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Investor Shares | ARTKX

This semi-annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Value Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Value Fund - Investor Shares	$60	1.18%

Key Fund Statistics

Dollar values in thousands

Net Assets	$40,702,830
Number of Portfolio Holdings	55
Total Investment Advisory Fees (net of waivers and reimbursements)	$194,217
Annual Portfolio Turnover Rate	12.09%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.6%
Canadian dollar	3.8
Euro	28.2
Hong Kong dollar	0.8
Indian rupee	1.8
Japanese yen	1.7
Korean won	6.8
Mexican peso	0.5
Swiss franc	16.9
U.S. dollar	25.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
ABB Ltd.	Switzerland	4.0%
Arch Capital Group Ltd.	United States	3.9
Novartis AG	United States	3.8
Samsung Electronics Co. Ltd.	South Korea	3.8
Koninklijke Philips NV	Netherlands	3.7
Brenntag SE	Germany	3.3
Unilever plc	United Kingdom	3.2
Danone SA (Registered shares)	France	3.2
UBS Group AG	Switzerland	3.0
DSM-Firmenich AG	Switzerland	2.8
Total		34.7%

Artisan International Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Shares | ARTKX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Advisor Shares | APDKX

This semi-annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Value Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Value Fund - Advisor Shares	$53	1.04%

Key Fund Statistics

Dollar values in thousands

Net Assets	$40,702,830
Number of Portfolio Holdings	55
Total Investment Advisory Fees (net of waivers and reimbursements)	$194,217
Annual Portfolio Turnover Rate	12.09%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.6%
Canadian dollar	3.8
Euro	28.2
Hong Kong dollar	0.8
Indian rupee	1.8
Japanese yen	1.7
Korean won	6.8
Mexican peso	0.5
Swiss franc	16.9
U.S. dollar	25.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
ABB Ltd.	Switzerland	4.0%
Arch Capital Group Ltd.	United States	3.9
Novartis AG	United States	3.8
Samsung Electronics Co. Ltd.	South Korea	3.8
Koninklijke Philips NV	Netherlands	3.7
Brenntag SE	Germany	3.3
Unilever plc	United Kingdom	3.2
Danone SA (Registered shares)	France	3.2
UBS Group AG	Switzerland	3.0
DSM-Firmenich AG	Switzerland	2.8
Total		34.7%

Artisan International Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Advisor Shares | APDKX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Institutional Shares | APHKX

This semi-annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Value Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Value Fund - Institutional Shares	$48	0.95%

Key Fund Statistics

Dollar values in thousands

Net Assets	$40,702,830
Number of Portfolio Holdings	55
Total Investment Advisory Fees (net of waivers and reimbursements)	$194,217
Annual Portfolio Turnover Rate	12.09%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.6%
Canadian dollar	3.8
Euro	28.2
Hong Kong dollar	0.8
Indian rupee	1.8
Japanese yen	1.7
Korean won	6.8
Mexican peso	0.5
Swiss franc	16.9
U.S. dollar	25.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
ABB Ltd.	Switzerland	4.0%
Arch Capital Group Ltd.	United States	3.9
Novartis AG	United States	3.8
Samsung Electronics Co. Ltd.	South Korea	3.8
Koninklijke Philips NV	Netherlands	3.7
Brenntag SE	Germany	3.3
Unilever plc	United Kingdom	3.2
Danone SA (Registered shares)	France	3.2
UBS Group AG	Switzerland	3.0
DSM-Firmenich AG	Switzerland	2.8
Total		34.7%

Artisan International Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Shares | APHKX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Investor Shares | ARTMX

This semi-annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Mid Cap Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Fund - Investor Shares	$59	1.23%

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,963,341
Number of Portfolio Holdings	64
Total Investment Advisory Fees (net of waivers and reimbursements)	$16,028
Annual Portfolio Turnover Rate	29.55%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.2%
Argenx SE	Netherlands	4.6
Insmed, Inc.	United States	4.4
West Pharmaceutical Services, Inc.	United States	3.1
Comfort Systems USA, Inc.	United States	3.1
RBC Bearings, Inc.	United States	3.0
Spotify Technology SA	United States	2.7
Woodward, Inc.	United States	2.7
US Foods Holding Corp.	United States	2.7
API Group Corp.	United States	2.5
Total		34.0%

Artisan Mid Cap Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Shares | ARTMX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Advisor Shares | APDMX

This semi-annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Mid Cap Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Fund - Advisor Shares	$53	1.10%

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,963,341
Number of Portfolio Holdings	64
Total Investment Advisory Fees (net of waivers and reimbursements)	$16,028
Annual Portfolio Turnover Rate	29.55%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.2%
Argenx SE	Netherlands	4.6
Insmed, Inc.	United States	4.4
West Pharmaceutical Services, Inc.	United States	3.1
Comfort Systems USA, Inc.	United States	3.1
RBC Bearings, Inc.	United States	3.0
Spotify Technology SA	United States	2.7
Woodward, Inc.	United States	2.7
US Foods Holding Corp.	United States	2.7
API Group Corp.	United States	2.5
Total		34.0%

Artisan Mid Cap Fund

Semi-Annual Shareholder Report

March 31, 2026

Advisor Shares | APDMX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Institutional Shares | APHMX

This semi-annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Mid Cap Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Fund - Institutional Shares	$48	0.99%

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,963,341
Number of Portfolio Holdings	64
Total Investment Advisory Fees (net of waivers and reimbursements)	$16,028
Annual Portfolio Turnover Rate	29.55%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.2%
Argenx SE	Netherlands	4.6
Insmed, Inc.	United States	4.4
West Pharmaceutical Services, Inc.	United States	3.1
Comfort Systems USA, Inc.	United States	3.1
RBC Bearings, Inc.	United States	3.0
Spotify Technology SA	United States	2.7
Woodward, Inc.	United States	2.7
US Foods Holding Corp.	United States	2.7
API Group Corp.	United States	2.5
Total		34.0%

Artisan Mid Cap Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Shares | APHMX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Investor Shares | ARTQX

This semi-annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Mid Cap Value Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Value Fund - Investor Shares	$63	1.28%

Key Fund Statistics

Dollar values in thousands

Net Assets	$490,700
Number of Portfolio Holdings	53
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,856
Annual Portfolio Turnover Rate	22.43%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Analog Devices, Inc.	United States	3.3%
OGE Energy Corp.	United States	2.9
First Citizens BancShares, Inc.	United States	2.8
Lamar Advertising Co.	United States	2.8
Permian Resources Corp.	United States	2.7
nVent Electric plc	United States	2.7
Vontier Corp.	United States	2.6
NOV, Inc.	United States	2.5
Tyson Foods, Inc.	United States	2.4
Alliant Energy Corp.	United States	2.4
Total		27.1%

Artisan Mid Cap Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Shares | ARTQX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective June 30, 2026, Dan Kane will step down as portfolio manager of the Fund. He will remain an active member of the team in an advisory capacity as a managing director until his anticipated retirement in mid-2027. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Advisor Shares | APDQX

This semi-annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Mid Cap Value Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Value Fund - Advisor Shares	$57	1.17%

Key Fund Statistics

Dollar values in thousands

Net Assets	$490,700
Number of Portfolio Holdings	53
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,856
Annual Portfolio Turnover Rate	22.43%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Analog Devices, Inc.	United States	3.3%
OGE Energy Corp.	United States	2.9
First Citizens BancShares, Inc.	United States	2.8
Lamar Advertising Co.	United States	2.8
Permian Resources Corp.	United States	2.7
nVent Electric plc	United States	2.7
Vontier Corp.	United States	2.6
NOV, Inc.	United States	2.5
Tyson Foods, Inc.	United States	2.4
Alliant Energy Corp.	United States	2.4
Total		27.1%

Artisan Mid Cap Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Advisor Shares | APDQX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective June 30, 2026, Dan Kane will step down as portfolio manager of the Fund. He will remain an active member of the team in an advisory capacity as a managing director until his anticipated retirement in mid-2027. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Institutional Shares | APHQX

This semi-annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Mid Cap Value Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Value Fund - Institutional Shares	$53	1.08%

Key Fund Statistics

Dollar values in thousands

Net Assets	$490,700
Number of Portfolio Holdings	53
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,856
Annual Portfolio Turnover Rate	22.43%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Analog Devices, Inc.	United States	3.3%
OGE Energy Corp.	United States	2.9
First Citizens BancShares, Inc.	United States	2.8
Lamar Advertising Co.	United States	2.8
Permian Resources Corp.	United States	2.7
nVent Electric plc	United States	2.7
Vontier Corp.	United States	2.6
NOV, Inc.	United States	2.5
Tyson Foods, Inc.	United States	2.4
Alliant Energy Corp.	United States	2.4
Total		27.1%

Artisan Mid Cap Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Shares | APHQX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective June 30, 2026, Dan Kane will step down as portfolio manager of the Fund. He will remain an active member of the team in an advisory capacity as a managing director until his anticipated retirement in mid-2027. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Investor Shares | ARTNX

This semi-annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Select Equity Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Select Equity Fund - Investor Shares	$64	1.25%

Key Fund Statistics

Dollar values in thousands

Net Assets	$85,538
Number of Portfolio Holdings	21
Total Investment Advisory Fees (net of waivers and reimbursements)	$262
Annual Portfolio Turnover Rate	16.43%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	6.3%
Euro	7.5
Korean won	4.9
U.S. dollar	81.3
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Shell plc	United States	6.2%
Citigroup, Inc.	United States	5.3
Charles Schwab Corp. (The)	United States	5.2
Bank of New York Mellon Corp. (The)	United States	5.1
Alphabet, Inc.	United States	5.0
Samsung Electronics Co. Ltd.	South Korea	4.9
American Express Co.	United States	4.9
IQVIA Holdings, Inc.	United States	4.7
Progressive Corp. (The)	United States	4.6
Elevance Health, Inc.	United States	4.6
Total		50.5%

Artisan Select Equity Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Shares | ARTNX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Advisor Shares | APDNX

This semi-annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Select Equity Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Select Equity Fund - Advisor Shares	$59	1.15%

Key Fund Statistics

Dollar values in thousands

Net Assets	$85,538
Number of Portfolio Holdings	21
Total Investment Advisory Fees (net of waivers and reimbursements)	$262
Annual Portfolio Turnover Rate	16.43%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	6.3%
Euro	7.5
Korean won	4.9
U.S. dollar	81.3
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Shell plc	United States	6.2%
Citigroup, Inc.	United States	5.3
Charles Schwab Corp. (The)	United States	5.2
Bank of New York Mellon Corp. (The)	United States	5.1
Alphabet, Inc.	United States	5.0
Samsung Electronics Co. Ltd.	South Korea	4.9
American Express Co.	United States	4.9
IQVIA Holdings, Inc.	United States	4.7
Progressive Corp. (The)	United States	4.6
Elevance Health, Inc.	United States	4.6
Total		50.5%

Artisan Select Equity Fund

Semi-Annual Shareholder Report

March 31, 2026

Advisor Shares | APDNX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Institutional Shares | APHNX

This semi-annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Select Equity Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Select Equity Fund - Institutional Shares	$52	1.02%

Key Fund Statistics

Dollar values in thousands

Net Assets	$85,538
Number of Portfolio Holdings	21
Total Investment Advisory Fees (net of waivers and reimbursements)	$262
Annual Portfolio Turnover Rate	16.43%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	6.3%
Euro	7.5
Korean won	4.9
U.S. dollar	81.3
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Shell plc	United States	6.2%
Citigroup, Inc.	United States	5.3
Charles Schwab Corp. (The)	United States	5.2
Bank of New York Mellon Corp. (The)	United States	5.1
Alphabet, Inc.	United States	5.0
Samsung Electronics Co. Ltd.	South Korea	4.9
American Express Co.	United States	4.9
IQVIA Holdings, Inc.	United States	4.7
Progressive Corp. (The)	United States	4.6
Elevance Health, Inc.	United States	4.6
Total		50.5%

Artisan Select Equity Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Shares | APHNX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Investor Shares | ARTSX

This semi-annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Small Cap Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Small Cap Fund - Investor Shares	$64	1.28%

Key Fund Statistics

Dollar values in thousands

Net Assets	$890,742
Number of Portfolio Holdings	56
Total Investment Advisory Fees (net of waivers and reimbursements)	$4,928
Annual Portfolio Turnover Rate	38.61%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Modine Manufacturing Co.	United States	6.0%
Ascendis Pharma A/S	Denmark	5.9
Twist Bioscience Corp.	United States	3.9
VSE Corp.	United States	3.8
MACOM Technology Solutions Holdings, Inc.	United States	3.7
Lattice Semiconductor Corp.	United States	3.0
Cognex Corp.	United States	2.9
Installed Building Products, Inc.	United States	2.7
Guidewire Software, Inc.	United States	2.6
Flowserve Corp.	United States	2.5
Total		37.0%

Artisan Small Cap Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Shares | ARTSX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Advisor Shares | APDSX

This semi-annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Small Cap Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Small Cap Fund - Advisor Shares	$58	1.15%

Key Fund Statistics

Dollar values in thousands

Net Assets	$890,742
Number of Portfolio Holdings	56
Total Investment Advisory Fees (net of waivers and reimbursements)	$4,928
Annual Portfolio Turnover Rate	38.61%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Modine Manufacturing Co.	United States	6.0%
Ascendis Pharma A/S	Denmark	5.9
Twist Bioscience Corp.	United States	3.9
VSE Corp.	United States	3.8
MACOM Technology Solutions Holdings, Inc.	United States	3.7
Lattice Semiconductor Corp.	United States	3.0
Cognex Corp.	United States	2.9
Installed Building Products, Inc.	United States	2.7
Guidewire Software, Inc.	United States	2.6
Flowserve Corp.	United States	2.5
Total		37.0%

Artisan Small Cap Fund

Semi-Annual Shareholder Report

March 31, 2026

Advisor Shares | APDSX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Institutional Shares | APHSX

This semi-annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Small Cap Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Small Cap Fund - Institutional Shares	$53	1.06%

Key Fund Statistics

Dollar values in thousands

Net Assets	$890,742
Number of Portfolio Holdings	56
Total Investment Advisory Fees (net of waivers and reimbursements)	$4,928
Annual Portfolio Turnover Rate	38.61%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Modine Manufacturing Co.	United States	6.0%
Ascendis Pharma A/S	Denmark	5.9
Twist Bioscience Corp.	United States	3.9
VSE Corp.	United States	3.8
MACOM Technology Solutions Holdings, Inc.	United States	3.7
Lattice Semiconductor Corp.	United States	3.0
Cognex Corp.	United States	2.9
Installed Building Products, Inc.	United States	2.7
Guidewire Software, Inc.	United States	2.6
Flowserve Corp.	United States	2.5
Total		37.0%

Artisan Small Cap Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Shares | APHSX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective February 1, 2026, Angela Wu was named portfolio manager of the Fund. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Investor Shares | ARTZX

This semi-annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Sustainable Emerging Markets Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Sustainable Emerging Markets Fund - Investor Shares	$59	1.15%

Key Fund Statistics

Dollar values in thousands

Net Assets	$524,267
Number of Portfolio Holdings	69
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,970
Annual Portfolio Turnover Rate	11.41%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	6.4%
Euro	4.8
Hong Kong dollar	17.0
Indian rupee	6.6
Korean won	11.5
Mexican peso	3.3
New Taiwan dollar	19.1
South African rand	2.8
Turkish lira	1.9
U.S. dollar	18.6
Other	8.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	15.1%
Tencent Holdings Ltd.	China	4.4
Alibaba Group Holding Ltd.	China	3.4
SK hynix, Inc.	South Korea	3.1
MediaTek, Inc.	Taiwan	2.8
ICICI Bank Ltd.	India	2.5
Vista Energy SAB de CV	Argentina	2.2
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.2
Anglogold Ashanti plc	Australia	2.1
Wuxi Biologics Cayman, Inc.	China	1.9
Total		39.7%

Artisan Sustainable Emerging Markets Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Shares | ARTZX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Advisor Shares | APDEX

This semi-annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Sustainable Emerging Markets Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Sustainable Emerging Markets Fund - Advisor Shares	$54	1.05%

Key Fund Statistics

Dollar values in thousands

Net Assets	$524,267
Number of Portfolio Holdings	69
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,970
Annual Portfolio Turnover Rate	11.41%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	6.4%
Euro	4.8
Hong Kong dollar	17.0
Indian rupee	6.6
Korean won	11.5
Mexican peso	3.3
New Taiwan dollar	19.1
South African rand	2.8
Turkish lira	1.9
U.S. dollar	18.6
Other	8.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	15.1%
Tencent Holdings Ltd.	China	4.4
Alibaba Group Holding Ltd.	China	3.4
SK hynix, Inc.	South Korea	3.1
MediaTek, Inc.	Taiwan	2.8
ICICI Bank Ltd.	India	2.5
Vista Energy SAB de CV	Argentina	2.2
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.2
Anglogold Ashanti plc	Australia	2.1
Wuxi Biologics Cayman, Inc.	China	1.9
Total		39.7%

Artisan Sustainable Emerging Markets Fund

Semi-Annual Shareholder Report

March 31, 2026

Advisor Shares | APDEX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Institutional Shares | APHEX

This semi-annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Sustainable Emerging Markets Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Sustainable Emerging Markets Fund - Institutional Shares	$49	0.96%

Key Fund Statistics

Dollar values in thousands

Net Assets	$524,267
Number of Portfolio Holdings	69
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,970
Annual Portfolio Turnover Rate	11.41%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	6.4%
Euro	4.8
Hong Kong dollar	17.0
Indian rupee	6.6
Korean won	11.5
Mexican peso	3.3
New Taiwan dollar	19.1
South African rand	2.8
Turkish lira	1.9
U.S. dollar	18.6
Other	8.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	15.1%
Tencent Holdings Ltd.	China	4.4
Alibaba Group Holding Ltd.	China	3.4
SK hynix, Inc.	South Korea	3.1
MediaTek, Inc.	Taiwan	2.8
ICICI Bank Ltd.	India	2.5
Vista Energy SAB de CV	Argentina	2.2
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.2
Anglogold Ashanti plc	Australia	2.1
Wuxi Biologics Cayman, Inc.	China	1.9
Total		39.7%

Artisan Sustainable Emerging Markets Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Shares | APHEX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Investor Shares | ARTLX

This semi-annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Value Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Fund - Investor Shares	$49	0.98%

Key Fund Statistics

Dollar values in thousands

Net Assets	$276,900
Number of Portfolio Holdings	42
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,076
Annual Portfolio Turnover Rate	20.57%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	16.0%
Swiss franc	2.6
U.S. dollar	81.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
SLB Ltd.	United States	3.5%
EOG Resources, Inc.	United States	3.5
Wells Fargo & Co.	United States	3.2
Philip Morris International, Inc.	United States	3.1
Accenture plc	United States	3.0
Texas Instruments, Inc.	United States	2.9
Alphabet, Inc.	United States	2.9
Amazon.com, Inc.	United States	2.8
Diamondback Energy, Inc.	United States	2.8
Thermo Fisher Scientific, Inc.	United States	2.8
Total		30.5%

Artisan Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Shares | ARTLX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective June 30, 2026, Dan Kane will step down as portfolio manager of the Fund. He will remain an active member of the team in an advisory capacity as a managing director until his anticipated retirement in mid-2027. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Advisor Shares | APDLX

This semi-annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Value Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Fund - Advisor Shares	$44	0.88%

Key Fund Statistics

Dollar values in thousands

Net Assets	$276,900
Number of Portfolio Holdings	42
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,076
Annual Portfolio Turnover Rate	20.57%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	16.0%
Swiss franc	2.6
U.S. dollar	81.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
SLB Ltd.	United States	3.5%
EOG Resources, Inc.	United States	3.5
Wells Fargo & Co.	United States	3.2
Philip Morris International, Inc.	United States	3.1
Accenture plc	United States	3.0
Texas Instruments, Inc.	United States	2.9
Alphabet, Inc.	United States	2.9
Amazon.com, Inc.	United States	2.8
Diamondback Energy, Inc.	United States	2.8
Thermo Fisher Scientific, Inc.	United States	2.8
Total		30.5%

Artisan Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Advisor Shares | APDLX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective June 30, 2026, Dan Kane will step down as portfolio manager of the Fund. He will remain an active member of the team in an advisory capacity as a managing director until his anticipated retirement in mid-2027. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Institutional Shares | APHLX

This semi-annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Value Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Fund - Institutional Shares	$42	0.83%

Key Fund Statistics

Dollar values in thousands

Net Assets	$276,900
Number of Portfolio Holdings	42
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,076
Annual Portfolio Turnover Rate	20.57%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	16.0%
Swiss franc	2.6
U.S. dollar	81.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
SLB Ltd.	United States	3.5%
EOG Resources, Inc.	United States	3.5
Wells Fargo & Co.	United States	3.2
Philip Morris International, Inc.	United States	3.1
Accenture plc	United States	3.0
Texas Instruments, Inc.	United States	2.9
Alphabet, Inc.	United States	2.9
Amazon.com, Inc.	United States	2.8
Diamondback Energy, Inc.	United States	2.8
Thermo Fisher Scientific, Inc.	United States	2.8
Total		30.5%

Artisan Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Shares | APHLX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective June 30, 2026, Dan Kane will step down as portfolio manager of the Fund. He will remain an active member of the team in an advisory capacity as a managing director until his anticipated retirement in mid-2027. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Investor Shares | APFWX

This semi-annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Value Income Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Income Fund - Investor Shares	$61	1.20%

Key Fund Statistics

Dollar values in thousands

Net Assets	$8,298
Number of Portfolio Holdings	70
Total Investment Advisory Fees (net of waivers and reimbursements)	$–
Annual Portfolio Turnover Rate	19.40%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	6.8%
Swiss franc	1.8
U.S. dollar	91.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Lamar Advertising Co.	United States	2.9%
Philip Morris International, Inc.	United States	2.9
EOG Resources, Inc.	United States	2.8
PPL Corp.	United States	2.5
OGE Energy Corp.	United States	2.4
Heineken Holding NV	Netherlands	2.1
WaFd, Inc.	United States	2.1
Wells Fargo & Co.	United States	2.1
Permian Resources Corp.	United States	2.1
Evergy, Inc.	United States	2.0
Total		23.9%

Artisan Value Income Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Shares | APFWX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective June 30, 2026, Dan Kane will step down as portfolio manager of the Fund. He will remain an active member of the team in an advisory capacity as a managing director until his anticipated retirement in mid-2027. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Advisor Shares | APDWX

This semi-annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Value Income Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Income Fund - Advisor Shares	$56	1.10%

Key Fund Statistics

Dollar values in thousands

Net Assets	$8,298
Number of Portfolio Holdings	70
Total Investment Advisory Fees (net of waivers and reimbursements)	$–
Annual Portfolio Turnover Rate	19.40%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	6.8%
Swiss franc	1.8
U.S. dollar	91.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Lamar Advertising Co.	United States	2.9%
Philip Morris International, Inc.	United States	2.9
EOG Resources, Inc.	United States	2.8
PPL Corp.	United States	2.5
OGE Energy Corp.	United States	2.4
Heineken Holding NV	Netherlands	2.1
WaFd, Inc.	United States	2.1
Wells Fargo & Co.	United States	2.1
Permian Resources Corp.	United States	2.1
Evergy, Inc.	United States	2.0
Total		23.9%

Artisan Value Income Fund

Semi-Annual Shareholder Report

March 31, 2026

Advisor Shares | APDWX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective June 30, 2026, Dan Kane will step down as portfolio manager of the Fund. He will remain an active member of the team in an advisory capacity as a managing director until his anticipated retirement in mid-2027. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Semi-Annual Shareholder Report March 31, 2026 Institutional Shares | APHWX

This semi-annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Artisan Value Income Fund

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Income Fund - Institutional Shares	$54	1.05%

Key Fund Statistics

Dollar values in thousands

Net Assets	$8,298
Number of Portfolio Holdings	70
Total Investment Advisory Fees (net of waivers and reimbursements)	$–
Annual Portfolio Turnover Rate	19.40%

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	6.8%
Swiss franc	1.8
U.S. dollar	91.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Lamar Advertising Co.	United States	2.9%
Philip Morris International, Inc.	United States	2.9
EOG Resources, Inc.	United States	2.8
PPL Corp.	United States	2.5
OGE Energy Corp.	United States	2.4
Heineken Holding NV	Netherlands	2.1
WaFd, Inc.	United States	2.1
Wells Fargo & Co.	United States	2.1
Permian Resources Corp.	United States	2.1
Evergy, Inc.	United States	2.0
Total		23.9%

Artisan Value Income Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Shares | APHWX

  Artisan Partners
  800.344.1770
  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025. Effective June 30, 2026, Dan Kane will step down as portfolio manager of the Fund. He will remain an active member of the team in an advisory capacity as a managing director until his anticipated retirement in mid-2027. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

(b) Not applicable.

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.	Investments.

(a)	Please see schedule of investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are attached herewith.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

ARTISAN PARTNERS FUNDS

2026

March 31, 2026

A R T I S A N P A R T N E R S

ARTISAN PARTNERS FUNDS

Share Class
	Investor	Advisor	Institutional
Artisan Developing World Fund	ARTYX	APDYX	APHYX
Artisan Emerging Markets Debt Opportunities Fund	APFOX	APDOX	APHOX
Artisan Floating Rate Fund	ARTUX	APDUX	APHUX
Artisan Focus Fund	ARTTX	APDTX	APHTX
Artisan Global Discovery Fund	APFDX	APDDX	APHDX
Artisan Global Equity Fund	ARTHX	APDHX	APHHX
Artisan Global Opportunities Fund	ARTRX	APDRX	APHRX
Artisan Global Unconstrained Fund	APFPX	APDPX	APHPX
Artisan Global Value Fund	ARTGX	APDGX	APHGX
Artisan High Income Fund	ARTFX	APDFX	APHFX
Artisan International Fund	ARTIX	APDIX	APHIX
Artisan International Explorer Fund	N/A	ARDBX	ARHBX
Artisan International Small-Mid Fund	ARTJX	APDJX	APHJX
Artisan International Value Fund	ARTKX	APDKX	APHKX
Artisan Mid Cap Fund	ARTMX	APDMX	APHMX
Artisan Mid Cap Value Fund	ARTQX	APDQX	APHQX
Artisan Select Equity Fund	ARTNX	APDNX	APHNX
Artisan Small Cap Fund	ARTSX	APDSX	APHSX
Artisan Sustainable Emerging Markets Fund	ARTZX	APDEX	APHEX
Artisan Value Fund	ARTLX	APDLX	APHLX
Artisan Value Income Fund	APFWX	APDWX	APHWX

The information contained herein includes the financial statements and certain other information as required by Items 7-11 of Form N-CSR.

TABLE OF CONTENTS

2	ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

SCHEDULES OF INVESTMENTS
4	Artisan Developing World Fund
5	Artisan Emerging Markets Debt Opportunities Fund
12	Artisan Floating Rate Fund
16	Artisan Focus Fund
18	Artisan Global Discovery Fund
20	Artisan Global Equity Fund
22	Artisan Global Opportunities Fund
23	Artisan Global Unconstrained Fund
38	Artisan Global Value Fund
39	Artisan High Income Fund
45	Artisan International Fund
47	Artisan International Explorer Fund
48	Artisan International Small-Mid Fund
50	Artisan International Value Fund
52	Artisan Mid Cap Fund
54	Artisan Mid Cap Value Fund
56	Artisan Select Equity Fund
57	Artisan Small Cap Fund
59	Artisan Sustainable Emerging Markets Fund
61	Artisan Value Fund
63	Artisan Value Income Fund

66	STATEMENTS OF ASSETS AND LIABILITIES

72	STATEMENTS OF OPERATIONS

78	STATEMENTS OF CHANGES IN NET ASSETS

83	FINANCIAL HIGHLIGHTS

95	NOTES TO FINANCIAL STATEMENTS

139	NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

140	ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

140	ITEM 9. PROXY DISCLOSURES

140	ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

140	ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

ARTISAN PARTNERS FUNDS, INC

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes
*	Non-income producing security.
#	Percentages for the various classifications relate to total net assets.
^	Amount rounds to less than $1 or 0.1% or 1 share.
‡	One contract is equal to 100 shares.
Company names are as reported by a data service provider and in some cases are translations; a company's legal name may be different.

Investment Abbreviations
ADR	American Depositary Receipt
BOA	Bank of America
CDI	Certificate of Interbank Deposit
CGM	Citigroup Global Markets
CITI	Citibank, N.A.
DB	Deutsche Bank AG
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
GS	Goldman Sachs International
HKEX	Hong Kong Stock Exchange
ICBCSB	ICBC Standard Bank Plc
IO	Interest Only
JIBAR	Johannesburg Interbank Average Rate
JPM	JPMorgan Chase Bank, N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
LSE	London Stock Exchange
MIBOR	Mumbai Interbank Offered Rate
MS	Morgan Stanley & Co International plc
MSCS	Morgan Stanley Capital Services, Inc.
OMO	Open Market Operation
OTC	Over-the-Counter
PIK	Payment-In-Kind
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.
PRIBOR	Prague Interbank Offered Rate
Registered shares	Shares in a company where the holder's name is recorded on the ownership certificate. Such shares cannot be sold until they are de-registered, which can take up to one week.
REIT	Real Estate Investment Trust
SCB	Standard Chartered Bank
SG	Societe Generale
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depository Receipts
TIIEOIS	Mexican Interbank Equilibrium Interest Rate Overnight Index Swap
WIBOR	Warsaw Interbank Offer Rate
Zero Coupon	Indicates a debt security that does not pay periodic interest payments. Such security is issued at a discount and matures at face (principal) amount.

2	Artisan Partners Funds

Currency Abbreviations

AMD	Armenian dram	KES	Kenyan shilling
ALL	Albanian lek	KRW	Korean won
ARS	Argentina peso	KZT	Kazakhstan tenge
AZN	Azerbaijani manat	MXN	Mexican peso
BDT	Bangladesh Taka	MYR	Malaysian ringgit
BRL	Brazilian real	NGN	Nigerian naira
BWP	Botswana pula	PEN	Peruvian nuevo sol
CAD	Canadian dollar	PLN	Polish zloty
CLP	Chilean peso	RON	Romanian leu
COP	Colombian peso	RSD	Serbian dinar
CZK	Czech koruna	THB	Thailand baht
EGP	Egyptian pound	TJS	Tajikistani somoni
EUR	Euro	TRY	Turkish lira
GBP	British pound	UGX	Ugandan shilling
GHS	Ghanaian Cedi	USD	U.S. dollar
HUF	Hungarian forint	UYU	Uruguayan peso
IDR	Indonesian rupiah	UZS	Uzbekistani som
INR	Indian rupee	ZAR	South African rand
ISK	Icelandic krona	ZMW	Zambian kwacha

Artisan Partners Funds	3

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments — March 31, 2026 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.3%

BRAZIL - 9.5%
MercadoLibre, Inc.*	100	$173,737
NU Holdings Ltd., Class A*	6,643	95,461
		269,198
CHINA - 18.2%
Alibaba Group Holding Ltd., ADR	746	93,590
Kanzhun Ltd., ADR	4,781	64,014
KE Holdings, Inc., ADR	3,468	51,911
Kingsoft Cloud Holdings Ltd., ADR*	2,116	28,269
Kweichow Moutai Co. Ltd., Class A(1)	267	56,163
Meitu, Inc.(1)(2)*	49,093	27,547
Minimax Group, Inc., Class A(1)*	135	16,532
Tencent Holdings Ltd.(1)	2,828	178,533
		516,559
FRANCE - 2.3%
Hermes International SCA(1)	17	32,474
Safran SA(1)	98	32,118
		64,592
INDIA - 15.2%
Apollo Hospitals Enterprise Ltd.(1)	778	62,106
Eternal Ltd.(1)*	36,800	92,066
HDFC Bank Ltd., ADR	3,343	83,163
MakeMyTrip Ltd.*	2,781	103,715
One 97 Communications Ltd.(1)*	6,374	65,041
PB Fintech Ltd.(1)*	1,810	27,828
		433,919
ITALY - 1.1%
Ferrari NV	93	31,408

NETHERLANDS - 4.3%
Adyen NV(1)(2)*	124	123,586

SINGAPORE - 9.1%
Grab Holdings Ltd., Class A*	24,743	90,560
Sea Ltd., ADR*	2,042	169,117
		259,677
SWITZERLAND - 1.1%
Cie Financiere Richemont SA(1)	181	32,167

TAIWAN - 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	280	94,736

UNITED STATES - 32.2%
ARM Holdings plc, ADR*	602	91,080
Circle Internet Group, Inc., Class A*	225	21,476
Coca-Cola Co. (The)	1,192	90,655
Coinbase Global, Inc., Class A*	452	78,883
Crowdstrike Holdings, Inc., Class A*	312	121,702
Mastercard, Inc., Class A	63	31,573
Micron Technology, Inc.	123	41,466
Netflix, Inc.*	328	31,504
NVIDIA Corp.	763	133,053
Snowflake, Inc., Class A*	596	89,944
Veeva Systems, Inc., Class A*	310	54,439
Visa, Inc., Class A	429	129,799
		915,574
Total common stocks
(Cost $1,963,304)		2,741,416
	Shares Held	Value
SHORT-TERM INVESTMENT - 2.6%
2
INVESTMENT COMPANY - 2.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 3.55%(3) (Cost $72,986)	72,986	$72,986

Total investments - 98.9% (Cost $2,036,290)		2,814,402

Other assets less liabilities - 1.1%		30,684

Total net assets - 100.0%#		$2,845,086

(1)	Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners Funds and administered by the valuation designee. In total, securities valued at a fair value were $746,161, or 26.2% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the value of these securities was $151,133 or 5.3% of net assets.
(3)	Represents the current yield as of March 31, 2026.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$237,584	8.5%
Consumer Discretionary	728,274	25.9
Consumer Staples	146,818	5.2
Financials	635,334	22.6
Health Care	116,545	4.1
Industrials	186,692	6.6
Information Technology	638,258	22.7
Real Estate	51,911	1.8
Short-Term Investment	72,986	2.6
Total investments	$2,814,402	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

4	Artisan Partners Funds

ARTISAN EMERGING MARKETS DEBT OPPORTUNITIES FUND

Consolidated Schedule of Investments — March 31, 2026 (Unaudited)

Principal amount, shares and dollar values in thousands and reported in USD unless otherwise stated

		Principal Amount	Value
SOVEREIGN GOVERNMENT BONDS - 39.8%

ALBANIA - 1.0%
Albanian Government Bond
2.85%, 4/11/2027	ALL	16,700	$200
4.30%, 7/10/2027	ALL	11,300	137
6.00%, 2/13/2028	ALL	9,500	120
5.25%, 1/26/2029	ALL	21,500	274
5.63%, 11/8/2030	ALL	19,000	250
4.05%, 2/7/2032	ALL	46,640	575
			1,556
ARGENTINA - 2.0%
Argentine Republic
4.12%, 7/9/2035(1)		2,870	2,073
3.88%, 7/9/2035(1)	EUR	1,229	987
4.25%, 1/9/2038(1)	EUR	40	34
			3,094
ARMENIA - 0.2%
Republic of Armenia
9.25%, 4/29/2028	AMD	133,182	366

BAHAMAS - 6.3%
Commonwealth of the Bahamas
6.00%, 11/21/2028(2)		800	802
9.00%, 6/16/2029(2)		870	929
6.95%, 11/20/2029(2)		253	254
8.95%, 10/15/2032(2)		2,660	2,946
8.25%, 6/24/2036(2)		4,555	4,874
			9,805
BENIN - 1.8%
Benin Government Bond
4.88%, 1/19/2032(2)	EUR	1,435	1,566
4.95%, 1/22/2035(2)	EUR	1,243	1,267
			2,833
CONGO - 1.3%
Congo Government Bond
9.88%, 11/7/2032(2)		2,210	2,074

ECUADOR - 2.0%
Republic of Ecuador
8.75%, 1/29/2034(2)		540	531
6.90%, 7/31/2035(1)(2)		2,350	2,075
9.25%, 1/29/2039(2)		530	521
			3,127
EL SALVADOR - 1.4%
Republic of El Salvador
8.63%, 2/28/2029(2)		1,500	1,566
0.25%, 4/17/2030 IO(2)		16,229	606
0.25%, 4/17/2030 IO(3)		1,887	73
			2,245
GHANA - 0.1%
Republic of Ghana
Zero Coupon, 7/3/2026(2)		159	156

HONDURAS - 0.3%
Republic of Honduras
6.25%, 1/19/2027(2)		499	502
		Principal Amount	Value
INDONESIA - 0.1%
Republic of Indonesia
5.50%, 4/15/2026	IDR	876,000	$51
7.00%, 5/15/2027	IDR	770,000	46
			97
IRAQ - 2.1%
Republic of Iraq
5.80%, 1/15/2028(2)		3,448	3,358

KAZAKHSTAN - 2.7%
Baiterek National Investment Holding JSC
16.95%, 4/2/2029(2)	KZT	340,000	714
Republic of Kazakhstan
10.40%, 5/19/2027	KZT	160,000	315
5.00%, 4/18/2028	KZT	84,444	145
16.95%, 10/9/2030	KZT	190,000	417
15.18%, 2/5/2032	KZT	190,000	397
14.45%, 6/5/2033	KZT	380,000	771
14.00%, 2/13/2035	KZT	700,000	1,385
11.05%, 1/28/2037	KZT	86,000	140
			4,284
KENYA - 0.7%
Republic of Kenya
18.46%, 8/9/2032	KES	44,550	425
12.50%, 1/10/2033	KES	52,600	420
13.94%, 10/27/2036	KES	10,050	85
12.26%, 1/5/2037	KES	16,800	135
			1,065
LAO PEOPLE'S DEMOCRATIC REPUBLIC - 2.8%
Laos Government International Bond
11.25%, 11/12/2030(2)		4,205	4,305

NIGERIA - 0.9%
Federal Republic of Nigeria
6.13%, 9/28/2028(2)		1,467	1,459

PAPUA NEW GUINEA - 1.9%
Papua New Guinea Government International Bond
8.38%, 10/4/2028(2)		2,925	3,041

PERU - 4.1%
Bonos de la Tesoreria
5.40%, 8/12/2034	PEN	23,250	6,343

ROMANIA - 2.8%
Romania Government Bond
8.00%, 4/29/2030	RON	7,400	1,735
8.25%, 9/29/2032	RON	6,815	1,625
7.50%, 7/27/2033	RON	4,245	977
7.10%, 7/31/2034	RON	15	3
			4,340
SURINAME - 0.6%
Suriname Government International Bond
7.70%, 11/6/2030(2)		857	869

TAJIKISTAN - 2.0%
Republic of Tajikistan
7.13%, 9/14/2027(2)		3,188	3,207

Artisan Partners Funds	5

		Principal Amount	Value
UZBEKISTAN - 0.3%
National Bank of Uzbekistan
17.95%, 7/17/2028(2)	UZS	3,600,000	$307
Republic of Uzbekistan International Bond
15.50%, 2/25/2028(2)	UZS	2,500,000	219
			526
ZAMBIA - 2.4%
Republic of Zambia
10.00%, 6/26/2026	ZMW	2,200	115
5.75%, 6/30/2033(1)(2)		3,389	3,183
19.00%, 8/18/2035	ZMW	2,214	127
17.19%, 1/26/2036	ZMW	4,428	238
20.00%, 6/23/2040	ZMW	1,107	65
			3,728
Total sovereign government bonds (Cost $59,840)			62,380

CORPORATE BONDS - 20.4%

ANGOLA - 0.4%
Azule Energy Finance plc
8.25%, 1/22/2031(2)		200	202
8.63%, 1/22/2033(2)		370	374
			576
ARGENTINA - 1.5%
Cia General de Combustibles SA
11.88%, 11/28/2030(2)		800	817
Empresa Distribuidora de Electricidad de Mendoza SA
9.75%, 7/28/2031(1)(2)		779	753
MSU Energy SA
9.75%, 12/5/2030(2)		846	844
			2,414
BRAZIL - 3.5%
Creditas Financial Solutions Ltd.
10.50%, 4/28/2029		600	593
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031(2)		1,559	1,406
Oceanica Lux
13.00%, 10/2/2029(2)		600	632
OHI Group SA
13.00%, 7/22/2029(2)		770	771
Raizen Fuels Finance SA
6.25%, 7/8/2032(2)(4)		438	243
6.45%, 3/5/2034(2)(4)		382	210
Unigel Luxembourg SA
13.50% Cash, or 15.00% PIK, 12/31/2027(2)		67	4
11.00%, 12/31/2028(2)		173	5
Vamos Europe SA
9.20%, 1/26/2031(2)		1,700	1,614
			5,478
COLOMBIA - 0.8%
Canacol Energy Ltd.
5.75%, 11/24/2028(2)(4)		1,330	474
Gran Tierra Energy, Inc.
9.75%, 4/15/2031(3)		932	823
			1,297
LUXEMBOURG - 0.3%
FORESEA Holding SA
7.50%, 6/15/2030(2)		105	103
IuteCredit Finance Sarl
12.00%, 12/6/2030(2)	EUR	350	403
			506
		Principal Amount	Value
MEXICO - 0.2%
Banco Plata SA
15.50%, 7/16/2028		350	$369

MOLDOVA, REPUBLIC OF - 0.5%
Aragvi Finance International DAC
11.13%, 11/20/2029(2)		800	775

NETHERLANDS - 0.2%
Cie Maritime Monegasque Osv BV
14.00%, 3/28/2029		386	370
Unigel Netherlands Holding Corp. BV
15.00% Cash, or 15.00% PIK, 12/31/2044(2)		166	—
			370
NORWAY - 0.3%
Panoro Energy ASA
10.25%, 12/11/2029		260	268
10.25%, 12/11/2029(2)		212	218
			486
SOUTH AFRICA - 4.5%
Absa Bank Ltd., Credit-Linked Note
Zero Coupon, 4/16/2026	EGP	73,800	1,336
Zero Coupon, 7/16/2026	EGP	75,000	1,287
Zero Coupon, 10/22/2026	EGP	82,200	1,327
Zero Coupon, 10/29/2026	EGP	47,000	753
Zero Coupon, 11/19/2026	EGP	73,000	1,159
Zero Coupon, 1/14/2027	EGP	75,000	1,156
			7,018
SWAZILAND - 0.6%
Central Bank of Eswatini
11.88%, 5/8/2027	ZAR	10,000	597
12.18%, 8/1/2030	ZAR	5,000	291
			888
TURKEY - 1.1%
Limak Iskenderun Uluslararasi Liman Isletmeciligi A/S
9.50%, 7/10/2036(2)		1,312	1,293
Zorlu Enerji Elektrik Uretim A/S
11.00%, 4/23/2030(2)		450	397
			1,690
UNITED ARAB EMIRATES - 0.3%
Pearl Petroleum Co. Ltd.
13.00%, 5/15/2028(2)		373	401

UNITED KINGDOM - 3.7%
ACG Holdco 1 plc
14.75%, 1/13/2029		1,300	1,429
Galileo Global Technologies Ltd.
13.75%, 3/4/2028		243	242
13.75%, 3/4/2028(2)(5)(6)		126	—
Zero Coupon, 11/14/2099(5)(6)		24	—
Jadestone Energy UK plc
12.00%, 4/14/2031(2)		1,525	1,525
Paratus Energy Services Ltd.
9.50%, 6/27/2029		600	626
Salmon Group Ltd.
15.00%, 5/5/2028		1,040	1,059
Trident Energy Finance plc
12.50%, 11/30/2029(2)		930	994
			5,875

6	Artisan Partners Funds

		Principal Amount	Value
URUGUAY - 0.9%
Navios South American Logistics, Inc.
8.88%, 7/14/2030(2)		1,400	$1,459

UZBEKISTAN - 1.6%
TBC Bank JSCB, Credit-Linked Note
22.00%, 6/5/2028(5)(6)	UZS	19,800,000	1,770
Uzbek Industrial and Construction Bank ATB
21.00%, 7/24/2027(2)	UZS	7,940,000	695
			2,465
Total corporate bonds (Cost $33,019)			32,067

BANK LOANS - 4.5%

COLOMBIA - 0.2%
Canacol Energy Ltd. First Lien Term Loan A
13.00%, 6/30/2026(5)(6)		294	293

COTE D'IVOIRE - 2.5%
Republic of Cote d'Ivoire First Lien Term Loan
(SOFR + 2.85%), 4.92%, 7/17/2026(5)(6)(7)	EUR	1,693	1,957
4.91%, 3/9/2027(5)(6)	EUR	1,640	1,891
			3,848
PARAGUAY - 0.0%^
Frigorifico Concepcion SA First Lien Term Loan B
(SOFR + 5.50%), 9.24%, 12/11/2026(5)(6)(7)		257	66

TANZANIA - 1.8%
Tanzania (United Republic of) First Lien Term Loan
(SOFR + 5.45%), 9.13%, 4/29/2031(5)(6)(7)		40	40
(SOFR + 5.20%), 9.13%, 1/15/2032(5)(6)(7)		600	597
(SOFR + 5.20%), 9.30%, 1/15/2032(5)(6)(7)		840	836
Tanzania (United Republic of) Term Loan
(SOFR + 5.45%), 9.07%, 3/5/2031(5)(6)(7)		1,350	1,337
			2,810
Total bank loans (Cost $7,231)			7,017

CONVERTIBLE BOND - 0.3%

CANADA - 0.3%
Lithium Argentina AG
1.75%, 1/15/2027 (Cost $406)		437	417

		Shares Held
COMMON STOCK - 0.0%

NETHERLANDS - 0.0%
Stichting Administratiekantoor Unigel Creditors, ADR(5)(6)* (Cost $–)		1	—

		Principal Amount
SHORT-TERM INVESTMENTS - 27.5%

SOVEREIGN GOVERNMENT TREASURY BILLS - 11.1%
ALBANIA - 0.2%
Republic of Albania
1.94%, 4/16/2026(8)	ALL	7,700	92
2.90%, 7/16/2026(8)	ALL	15,900	190
			282
		Principal Amount	Value
ARMENIA - 0.2%
Republic of Armenia
6.78%, 11/2/2026(8)	AMD	67,000	$170
6.83%, 11/30/2026(8)	AMD	46,875	119
			289
EGYPT - 2.5%
Arab Republic of Egypt
25.83%, 4/7/2026(8)	EGP	28,275	518
23.25%, 6/16/2026(8)	EGP	18,250	319
22.60%, 7/21/2026(8)	EGP	13,200	226
22.75%, 7/28/2026(8)	EGP	6,825	116
23.12%, 8/18/2026(8)	EGP	21,850	368
23.32%, 9/1/2026(8)	EGP	25,975	434
23.41%, 9/8/2026(8)	EGP	34,425	572
23.84%, 10/20/2026(8)	EGP	72,675	1,177
23.89%, 10/27/2026(8)	EGP	11,350	183
			3,913
NIGERIA - 6.2%
Nigeria OMO Bill
16.41%, 4/7/2026(8)	NGN	885,363	640
15.21%, 4/14/2026(8)	NGN	3,474,327	2,493
12.40%, 4/21/2026(8)	NGN	48,956	35
15.12%, 4/28/2026(8)	NGN	625,000	446
17.55%, 5/12/2026(8)	NGN	570,850	404
19.20%, 6/9/2026(8)	NGN	413,636	288
19.26%, 6/23/2026(8)	NGN	625,000	432
19.45%, 7/7/2026(8)	NGN	580,000	398
19.58%, 7/14/2026(8)	NGN	413,637	283
19.78%, 7/28/2026(8)	NGN	2,040,961	1,384
19.86%, 8/4/2026(8)	NGN	2,490,042	1,682
19.21%, 9/22/2026(8)	NGN	1,414,024	935
18.57%, 1/21/2027(8)	NGN	517,126	324
			9,744
URUGUAY - 2.0%
Banco Central del Uruguay
5.89%, 6/26/2026(8)	UYU	14,400	349
5.89%, 7/17/2026(8)	UYU	3,450	84
5.90%, 7/31/2026(8)	UYU	25,744	621
5.86%, 9/4/2026(8)	UYU	65,009	1,560
5.88%, 10/2/2026(8)	UYU	24,136	577
			3,191
Total sovereign government treasury bills (Cost $17,785)			17,419

U.S. TREASURY OBLIGATIONS - 14.5%
U.S. Treasury Bills
3.21%, 4/9/2026(8)		600	599
3.40%, 4/16/2026(8)		2,601	2,597
3.46%, 4/21/2026(8)		12,400	12,375
3.57%, 6/11/2026(8)		7,200	7,149
Total U.S. treasury obligations (Cost $22,721)			22,720

		Shares Held
2
INVESTMENT COMPANIES - 1.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 3.55%(9)		2,934	2,934
Federated Hermes Treasury Obligations Fund - Institutional Class, 3.54%(9)		1	1
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 3.59%(9)		1	1
Total investment companies (Cost $2,936)			2,936

Artisan Partners Funds	7

Value
Total short-term investments (Cost $43,442)	$43,075

MISCELLANEOUS SECURITIES - 0.8%(3)(5)(6)(10)
Total Miscellaneous Securities (Cost $1,198)	1,199
Total investments - 93.3% (Cost $145,136)	146,155

Other assets less liabilities - 6.7%	10,565

Total net assets - 100.0%#	$156,720

(1)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future upon a contingent predetermined trigger. The interest rate shown was the current rate as of March 31, 2026.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the value of these securities was $57,943 or 37.0% of net assets.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Defaulted security and/or issuer.
(5)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(6)	Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners Funds and administered by the valuation designee. In total, securities valued at a fair value were $9,986, or 6.4% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(7)	Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the rate in effect as of March 31, 2026.
(8)	Yield to maturity.
(9)	Represents the current yield as of March 31, 2026.
(10)	Represents one or more unrestricted previously undisclosed securities which the Fund has held for less than one year.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$1,614	1.1%
Consumer Staples	841	0.6
Energy	11,836	8.1
Financials	19,453	13.3
Industrials	2,752	1.9
Materials	1,855	1.3
Sovereign Government Securities	62,380	42.6
Utilities	1,150	0.8
Miscellaneous Securities	1,199	0.8
Short-Term Investments	43,075	29.5
Total investments	$146,155	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL**	51,122	USD	9,840	CGM	4/2/2026	29
BRL**	268	USD	51	SCB	4/2/2026	1
CZK	11,140	EUR	453	SCB	4/2/2026	1
EUR	1,439	CZK	35,100	SCB	4/2/2026	10
EUR	91	PLN	385	SCB	4/2/2026	2
KZT**	202,150	USD	402	JPM	4/2/2026	22
RON	1,555	EUR	305	SCB	4/2/2026	—	^
RON	12,967	USD	2,933	SCB	4/2/2026	7
USD	126	BRL**	650	CGM	4/2/2026	—	^
USD	3,139	INR**	294,784	CGM	4/2/2026	31
USD	2,535	RON	10,964	SCB	4/2/2026	49
TJS**	4,710	USD	405	ICBCSB	4/6/2026	85
USD	237	UYU**	9,600	DB	4/6/2026	1
GHS	790	USD	63	JPM	4/14/2026	9
KZT**	245,000	USD	495	SG	4/16/2026	16
USD	1,274	EGP**	65,344	JPM	4/16/2026	88
USD	186	EGP**	8,900	JPM	4/20/2026	25
INR**	145,285	USD	1,544	CGM	4/24/2026	1
INR**	447,215	USD	4,753	SCB	4/24/2026	2

FOREIGN CURRENCY FORWARD CONTRACTS (continued)

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	511	INR**	48,020	CGM	4/24/2026	—	^
EUR	1,395	RSD	163,900	JPM	4/27/2026	3
RSD	163,900	EUR	1,389	JPM	4/27/2026	4
EUR	23	RSD	2,690	JPM	4/30/2026	—	^
KZT**	512,894	USD	922	ICBCSB	4/30/2026	141
KZT**	202,150	USD	413	JPM	4/30/2026	6
KZT**	456,772	USD	812	SG	4/30/2026	135
RSD	171,340	EUR	1,453	JPM	4/30/2026	4
USD	161	EGP**	8,002	CITI	4/30/2026	19
USD	190	EGP**	9,475	ICBCSB	4/30/2026	22
USD	781	EGP**	38,722	JPM	4/30/2026	94
USD	155	EGP**	7,673	CITI	5/4/2026	19
USD	776	EGP**	38,400	JPM	5/4/2026	97
USD	309	EGP**	15,327	SCB	5/4/2026	39
BRL**	49,690	USD	9,412	CGM	5/5/2026	118
CZK	97,350	EUR	3,958	SCB	5/5/2026	4
CZK	2,630	USD	123	SCB	5/5/2026	1
EUR	30	RON	155	SCB	5/5/2026	—	^
PLN	697	EUR	162	SCB	5/5/2026	—	^
RON	2,003	USD	452	SCB	5/5/2026	1
KZT**	80,622	USD	144	SG	5/8/2026	22
RSD	167,220	EUR	1,418	JPM	5/11/2026	1
USD	277	NGN**	389,210	DB	5/11/2026	1
USD	114	NGN**	160,790	SCB	5/11/2026	—	^
AZN**	440	USD	249	SCB	6/3/2026	8
BDT**	4,633	USD	37	JPM	6/9/2026	—	^
TRY	19,197	USD	393	SCB	6/10/2026	6
USD	399	TRY	19,197	SCB	6/10/2026	—	^
EUR	1,279	USD	1,475	SCB	6/17/2026	9
PEN**	5,300	USD	1,510	CGM	6/17/2026	7
USD	626	IDR**	10,624,688	CGM	6/17/2026	1
USD	6,264	INR**	592,500	CGM	6/17/2026	22
USD	62	MXN	1,118	SCB	6/17/2026	—	^
USD	11,415	PEN**	39,215	CGM	6/17/2026	192
USD	943	ZAR	15,709	SCB	6/17/2026	20
ARS**	1,788,942	USD	1,181	JPM	6/18/2026	45
UZS**	1,800,000	USD	144	DB	7/7/2026	—	^
UZS**	9,562,900	USD	703	JPM	7/7/2026	65
USD	719	EGP**	36,400	ICBCSB	7/14/2026	95
USD	720	EGP**	36,400	SG	7/14/2026	96
ARS**	621,000	USD	377	JPM	8/10/2026	34
BDT**	13,761	USD	108	SCB	8/10/2026	2
ARS**	317,816	USD	199	CITI	8/12/2026	10
BDT**	14,096	USD	111	JPM	9/9/2026	1
USD	1,241	EGP**	65,298	JPM	10/20/2026	164
USD	688	EGP**	37,474	JPM	10/29/2026	72
ARS**	341,505	USD	199	CITI	11/12/2026	12
ARS**	201,199	USD	119	JPM	11/12/2026	5
KZT**	70,959	USD	120	SG	11/12/2026	17
UZS**	23,810,000	USD	1,814	ICBCSB	11/12/2026	43
AMD**	94,710	USD	241	ICBCSB	11/13/2026	6
KZT**	750,000	USD	1,269	ICBCSB	11/13/2026	177
KZT**	261,600	USD	443	SCB	11/13/2026	62
AMD**	28,800	USD	73	CITI	11/17/2026	2
ARS**	414,230	USD	248	JPM	11/19/2026	6
UZS**	9,532,059	USD	730	DB	11/20/2026	12
ARS**	285,248	USD	166	CITI	12/10/2026	6
AZN**	161	USD	90	JPM	12/15/2026	3
ARS**	1,295,207	USD	755	JPM	12/23/2026	21
USD	653	EGP**	35,200	DB	1/12/2027	90
USD	329	EGP**	17,700	SG	1/12/2027	46
USD	327	EGP**	17,600	SCB	1/12/2027	45
ARS**	585,230	USD	322	JPM	2/10/2027	18
UZS**	24,243,000	USD	1,797	DB	5/12/2027	25
AMD**	129,840	USD	309	JPM	11/14/2028	16
Total unrealized appreciation						2,571
CZK	121,310	EUR	5,001	SCB	4/2/2026	(67)
CZK	2,630	USD	128	SCB	4/2/2026	(4)

8	Artisan Partners Funds

FOREIGN CURRENCY FORWARD CONTRACTS (continued)

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	3,963	CZK	97,350	SCB	4/2/2026	(4)
EUR	162	PLN	697	SCB	4/2/2026	(— )^
EUR	304	RON	1,555	SCB	4/2/2026	(1)
INR**	294,784	USD	3,232	CGM	4/2/2026	(124)
PLN	1,082	EUR	254	SCB	4/2/2026	(2)
USD	9,673	BRL**	50,740	CGM	4/2/2026	(123)
USD	123	CZK	2,630	SCB	4/2/2026	(1)
USD	417	KZT**	202,150	JPM	4/2/2026	(7)
USD	453	RON	2,003	SCB	4/2/2026	(2)
USD	268	UZS**	3,294,367	ICBCSB	4/6/2026	(2)
UYU**	9,600	USD	249	DB	4/6/2026	(13)
USD	1,033	INR**	97,264	CGM	4/24/2026	(1)
USD	4,751	INR**	447,215	SCB	4/24/2026	(3)
EUR	2,822	RSD	332,550	JPM	4/30/2026	(3)
RSD	163,900	EUR	1,395	JPM	4/30/2026	(4)
USD	1,379	KZT**	672,688	DB	4/30/2026	(15)
USD	1,041	KZT**	510,000	JPM	4/30/2026	(16)
USD	71	KZT**	36,800	SG	4/30/2026	(6)
EUR	453	CZK	11,140	SCB	5/5/2026	(— )^
EUR	392	RSD	46,200	CITI	5/11/2026	(— )^
EUR	333	RSD	39,220	SCB	5/11/2026	(— )^
RSD	2,690	EUR	23	JPM	5/11/2026	(— )^
USD	446	NGN**	637,500	SCB	5/11/2026	(6)
TRY	23,200	USD	498	SCB	5/13/2026	(2)
USD	495	TRY	23,200	SCB	5/13/2026	(1)
EUR	4,355	RON	22,450	SCB	6/5/2026	(22)
EGP**	30,834	USD	609	SCB	6/17/2026	(75)
IDR**	6,506,284	USD	385	CGM	6/17/2026	(3)
INR**	606,743	USD	6,468	CGM	6/17/2026	(75)
MXN	5,250	USD	293	SCB	6/17/2026	(2)
PEN**	9,674	USD	2,795	CGM	6/17/2026	(26)
PEN**	1,068	USD	308	SCB	6/17/2026	(3)
USD	1,190	COP**	4,500,000	CGM	6/17/2026	(13)
USD	16,402	EUR	14,219	SCB	6/17/2026	(91)
MYR**	6,715	USD	1,717	MSCS	6/18/2026	(54)
UZS**	6,600,000	USD	533	JPM	7/6/2026	(3)
INR**	164,500	USD	1,760	CGM	7/31/2026	(36)
BDT**	9,293	USD	74	JPM	9/21/2026	(— )^
BDT**	45,300	USD	359	JPM	10/13/2026	(1)
EGP**	28,466	USD	541	JPM	10/20/2026	(71)
BDT**	22,300	USD	177	JPM	10/22/2026	(1)
EGP**	28,400	USD	549	SG	10/29/2026	(82)
UZS**	1,580,000	USD	123	DB	12/7/2026	(— )^
KES**	45,760	USD	338	SCB	1/28/2027	(11)
USD	326	KES**	45,760	SCB	1/28/2027	(1)
KES**	22,880	USD	169	SCB	1/29/2027	(6)
USD	163	KES**	22,880	SCB	1/29/2027	(1)
UZS**	7,650,000	USD	583	DB	7/20/2027	(15)
UZS**	2,797,258	USD	203	DB	12/13/2027	(— )^
Total unrealized depreciation						(999)
Net unrealized appreciation						1,572

**	Non-deliverable.

Artisan Partners Funds	9

FUTURES CONTRACTS

Values in thousands

Description	No. of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Short Position Contracts
Euro-Bobl	(13)	6/8/2026	EUR	(1,300)	(1,734)	21
Euro-Bund	(12)	6/8/2026	EUR	(1,200)	(1,739)	28
U.S. Treasury 2 Year Note	(52)	6/30/2026	USD	(10,400)	(10,787)	77
U.S. Treasury 5 Year Note	(203)	6/30/2026	USD	(20,300)	(21,960)	283
U.S. Treasury 10 Year Note	(61)	6/18/2026	USD	(6,100)	(6,774)	123
U.S. Treasury 10 Year Ultra Note	(38)	6/18/2026	USD	(3,800)	(4,314)	93
Net unrealized appreciation						625

The Fund has recorded a liability of $61 as of March 31, 2026, related to the current day’s variation margin related to these contracts.

CENTRALLY CLEARED INTEREST RATE SWAPS

Notional amounts and values in thousands and reported in USD unless otherwise stated

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 month JIBAR quarterly	7.13 quarterly	Receive	8/19/2030	ZAR 4,300	—	5	5
6 month WIBOR semi-annually	4.04 annually	Pay	4/11/2030	PLN 4,650	(2)	3	1
1 day MIBOR semi-annually	6.06 semi-annually	Pay	2/24/2027	INR 171,000	—	1	1
Total positive value					(2)	9	7
6 month PRIBOR semi-annually	3.58 annually	Pay	5/13/2035	CZK 70,150	(117)	(57)	(174)
6 month PRIBOR semi-annually	3.95 annually	Pay	12/1/2030	CZK 31,850	6	(31)	(25)
6 month PRIBOR semi-annually	3.74 annually	Pay	2/14/2035	CZK 29,100	—	(76)	(76)
6 month WIBOR semi-annually	4.33 annually	Pay	4/15/2035	PLN 14,100	13	(65)	(52)
6 month PRIBOR semi-annually	3.82 annually	Pay	4/5/2034	CZK 79,500	(45)	(45)	(90)
1 day MIBOR semi-annually	6.06 semi-annually	Pay	8/9/2029	INR 235,000	—	(39)	(39)
1 day MIBOR semi-annually	6.04 semi-annually	Pay	2/4/2030	INR 152,072	—	(32)	(32)
1 day MIBOR semi-annually	6.07 semi-annually	Pay	2/3/2030	INR 35,360	—	(7)	(7)
1 day MIBOR semi-annually	5.94 semi-annually	Pay	1/16/2031	INR 202,450	(6)	(62)	(68)
1 day CDI at termination	13.40 at termination	Pay	1/3/2028	BRL 9,300	—	(28)	(28)
1 day CDI at termination	13.28 at termination	Pay	1/3/2028	BRL 60,850	(7)	(200)	(207)
1 day MIBOR semi-annually	5.70 semi-annually	Pay	7/11/2030	INR 103,000	5	(44)	(39)
1 day MIBOR semi-annually	5.64 semi-annually	Pay	10/24/2030	INR 363,350	(11)	(148)	(159)
1 day MIBOR semi-annually	5.76 semi-annually	Pay	4/9/2030	INR 478,900	15	(168)	(153)
1 day TIIEOIS monthly	7.29 monthly	Pay	9/13/2030	MXN 182,900	(2)	(308)	(310)
1 day MIBOR semi-annually	6.19 semi-annually	Pay	5/26/2033	INR 81,000	(6)	(25)	(31)
Total negative value					(155)	(1,335)	(1,490)
Total					(157)	(1,326)	(1,483)

The Fund has recorded an asset of $175 as of March 31, 2026, related to the current day’s variation margin associated with all centrally cleared swap contracts.

10	Artisan Partners Funds

OTC TOTAL RETURN SWAP CONTRACTS

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount ($)	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Uzbekistan	1 Day SOFR + 1.25%	Total return of the reference entity	Quarterly	ICBCSB	2/4/2029	421	–	14	14
Republic of Uzbekistan	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	ICBCSB	2/4/2029	122	–	3	3
Republic of Uzbekistan Treasury Bill	1 Day SOFR + 1.25%	Total return of the reference entity	Quarterly	ICBCSB	2/4/2027	122	–	1	1
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	4/28/2026	116	–	4	4
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	4/29/2026	112	–	10	10
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	5/17/2026	364	–	27	27
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	5/25/2026	385	–	47	47
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	5/27/2026	379	–	26	26
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	6/5/2026	161	–	22	22
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	6/22/2026	56	–	5	5
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	6/23/2026	168	–	18	18
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	6/27/2026	473	–	90	90
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	7/26/2026	597	–	28	28
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	9/29/2026	45	–	1	1
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	9/30/2026	76	–	3	3
Republic of Uzbekistan	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	ICBCSB	2/4/2029	55	–	(1)	(1)
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	6/2/2026	75	–	(2)	(2)
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	8/16/2026	385	–	(8)	(8)
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	8/21/2026	268	–	(5)	(5)
							–	283	283

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	11

ARTISAN FLOATING RATE FUND

Schedule of Investments — March 31, 2026 (Unaudited)

Principal amount, shares and dollar values in thousands

	Principal Amount	Value
BANK LOANS - 82.2%

AEROSPACE & DEFENSE - 1.1%
TransDigm, Inc. First Lien Term Loan M
(SOFR + 2.50%), 6.17%, 8/19/2032(1)	932	$932
TransDigm, Inc. First Lien Term Loan N
(SOFR + 2.50%), 6.16%, 2/14/2033(1)	506	506
		1,438
AUTOMOBILE COMPONENTS - 1.5%
RealTruck Group, Inc. First Lien Term Loan
(SOFR + 3.75%), 7.68%, 1/31/2028(1)	881	591
(SOFR + 5.00%), 8.93%, 1/31/2028(1)	778	531
Wheel Pros, Inc. First Lien Term Loan
(SOFR + 6.00%), 9.67%, 12/3/2029(1)	875	802
		1,924
BROADLINE RETAIL - 0.7%
CNT Holdings I Corp. First Lien Term Loan
(SOFR + 2.50%), 6.17%, 11/8/2032(1)	935	934

BUILDING PRODUCTS - 1.3%
CP Atlas Buyer, Inc. First Lien Term Loan B
(SOFR + 5.25%), 8.92%, 7/8/2030(1)	698	640
Quikrete Holdings, Inc. First Lien Term Loan B2
(SOFR + 2.25%), 5.92%, 3/19/2029(1)	996	994
		1,634
CAPITAL MARKETS - 7.5%
Edelman Financial Engines Center LLC (The) First Lien Term Loan
(SOFR + 3.00%), 6.67%, 4/7/2028(1)	651	650
Edelman Financial Engines Center LLC (The) Second Lien Term Loan
(SOFR + 5.25%), 8.92%, 10/20/2028(1)	1,470	1,453
Jump Financial LLC First Lien Term Loan B
(SOFR + 3.50%), 7.17%, 2/26/2032(1)	1,233	1,231
Nexus Buyer LLC First Lien Term Loan
(SOFR + 3.50%), 7.17%, 7/31/2031(1)	3,660	3,512
Nexus Buyer LLC Second Lien Term Loan
(SOFR + 5.75%), 9.64%, 2/16/2032(1)	2,216	2,138
Summit Acquisition, Inc. First Lien Term Loan
(SOFR + 3.50%), 7.17%, 10/16/2031(1)	394	393
		9,377
CHEMICALS - 1.9%
Bakelite US Holdco, Inc. First Lien Term Loan
(SOFR + 3.75%), 7.42%, 12/23/2031(1)	402	387
Formulations Parent Corp. First Lien Term Loan
(SOFR + 4.00%), 7.65%, 4/9/2032(1)	1,857	1,843
SCIL USA Holdings LLC First Lien Term Loan B2
(SOFR + 4.00%), 7.79%, 11/8/2032(1)	172	171
		2,401
COMMERCIAL SERVICES & SUPPLIES - 5.0%
Astro Acquisition LLC First Lien Term Loan
(SOFR + 3.25%), 6.95%, 8/30/2032(1)	303	304
Digital Room Holdings, Inc. First Lien Term Loan
(SOFR + 5.25%), 9.02%, 12/21/2028(1)	1,256	1,211
Filtration Group Corp. First Lien Term Loan B
(SOFR + 2.75%), 6.42%, 10/23/2028(1)	794	794
OMNIA Partners LLC First Lien Term Loan C
(SOFR + 2.75%), 6.43%, 12/31/2032(1)	617	616
Pye-Barker Fire & Safety LLC First Lien Term Loan
(SOFR + 2.50%), 6.21%, 12/16/2032(1)	2,118	2,120
	Principal Amount	Value
COMMERCIAL SERVICES & SUPPLIES (continued)
TruGreen LP First Lien Term Loan B
(SOFR + 4.00%), 7.77%, 11/2/2027(1)	1,287	$1,223
		6,268
COMMUNICATIONS EQUIPMENT - 4.1%
Delta Topco, Inc. First Lien Term Loan
(SOFR + 2.75%), 6.42%, 11/30/2029(1)	3,230	3,119
Delta Topco, Inc. Second Lien Term Loan
(SOFR + 5.25%), 8.92%, 12/24/2030(1)	2,281	1,992
		5,111
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
Chefs’ Warehouse, Inc. (The) First Lien Term Loan
(SOFR + 2.50%), 6.17%, 8/23/2029(1)	451	451

CONTAINERS & PACKAGING - 1.7%
Iris Holdings, Inc. First Lien Term Loan
(SOFR + 4.75%), 8.52%, 6/28/2028(1)	2,212	2,067

DISTRIBUTORS - 0.4%
Core & Main LP First Lien Term Loan D
(SOFR + 2.00%), 5.68%, 7/27/2028(1)	197	197
Verde Purchaser LLC First Lien Term Loan
(SOFR + 4.00%), 7.67%, 11/30/2030(1)	287	278
		475
DIVERSIFIED CONSUMER SERVICES - 0.8%
Houghton Mifflin Harcourt Co. First Lien Term Loan B
(SOFR + 8.00%), 11.77%, 4/7/2028(1)	596	555
(SOFR + 5.25%), 9.02%, 4/9/2029(1)	211	178
KUEHG Corp. First Lien Term Loan
(SOFR + 2.75%), 6.45%, 6/12/2030(1)	342	305
		1,038
ENTERTAINMENT - 1.7%
Liberty Co. Insurance Brokers LLC (The) First Lien Term Loan
(SOFR + 3.75%), 7.38%, 10/15/2032(1)	1,687	1,615
Playtika Holding Corp. First Lien Term Loan B1
(SOFR + 2.75%), 6.54%, 3/13/2028(1)	529	497
		2,112
FINANCIAL SERVICES - 3.6%
Blackhawk Network Holdings, Inc. First Lien Term Loan B3
(SOFR + 3.50%), 7.17%, 3/12/2029(1)	2,118	2,088
CFC USA 2025 LLC First Lien Term Loan
(SOFR + 3.50%), 7.16%, 6/1/2032(1)	650	619
Orion US Finco, Inc. First Lien Term Loan
(SOFR + 3.50%), 7.15%, 10/8/2032(1)	1,399	1,383
Orion US Finco, Inc. Second Lien Term Loan
(SOFR + 5.50%), 9.15%, 10/10/2033(1)	144	135
VCI Asset Holdings 2 LLC First Lien Term Loan
7.38%, 1/31/2031	281	287
		4,512
FOOD PRODUCTS - 1.9%
1440 Foods Topco LLC First Lien Term Loan
(SOFR + 5.00%), 8.67%, 11/5/2031(1)	2,479	2,008
B&G Foods, Inc. First Lien Term Loan B5
(SOFR + 3.50%), 7.17%, 10/10/2029(1)	417	389
		2,397

12	Artisan Partners Funds

	Principal Amount	Value
GROUND TRANSPORTATION - 0.5%
SIRVA Worldwide, Inc. Delayed Draw First Lien Term Loan
(SOFR + 8.00%), 11.67%, 2/20/2029(1)	90	$85
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 8.00%), 11.68%, 2/20/2029(1)	255	237
(SOFR + 8.00%), 11.69%, 8/20/2029(1)	737	283
		605
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Medline Borrower LP First Lien Term Loan
(SOFR + 1.75%), 5.42%, 10/23/2028(1)	73	73

HOTEL & RESORT REITS - 1.0%
OEG Borrower LLC First Lien Term Loan
(SOFR + 3.50%), 7.19%, 6/30/2031(1)	1,232	1,234

HOTELS, RESTAURANTS & LEISURE - 6.0%
19th Holdings Golf LLC First Lien Term Loan
(SOFR + 3.25%), 7.02%, 2/7/2029(1)	2,803	2,796
BCPE Grill Parent, Inc. First Lien Term Loan
(SOFR + 4.75%), 8.42%, 9/30/2030(1)	1,276	1,212
Dave & Buster’s, Inc. First Lien Term Loan B
(SOFR + 3.25%), 6.94%, 6/29/2029(1)	1,126	980
(SOFR + 3.25%), 6.94%, 11/3/2031(1)	276	230
Life Time, Inc. First Lien Term Loan
(SOFR + 2.00%), 5.67%, 11/5/2031(1)	384	384
Peninsula Pacific Entertainment LLC Delayed Draw First Lien Term Loan B
(SOFR + 4.75%), 8.41%, 10/1/2032(1)	36	36
Peninsula Pacific Entertainment LLC First Lien Term Loan B
(SOFR + 4.75%), 8.45%, 10/1/2032(1)	406	403
TKC Holdings, Inc. First Lien Term Loan
(SOFR + 4.50%), 8.18%, 8/19/2030(1)	1,550	1,539
		7,580
HOUSEHOLD DURABLES - 2.3%
TGP Holdings III LLC First Lien Term Loan
(SOFR + 3.25%), 7.02%, 6/29/2028(1)	3,375	2,904

INSURANCE - 10.3%
Acrisure LLC First Lien Term Loan B
(SOFR + 3.25%), 6.92%, 6/21/2032(1)	2,050	1,983
Acrisure LLC First Lien Term Loan B6
(SOFR + 3.00%), 6.67%, 11/6/2030(1)	1,062	1,027
Alera Group, Inc. First Lien Term Loan
(SOFR + 2.75%), 6.42%, 5/31/2032(1)	587	569
Alera Group, Inc. Second Lien Term Loan
(SOFR + 5.50%), 9.18%, 5/30/2033(1)	878	846
Amynta Agency Borrower, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.17%, 12/29/2031(1)	1,713	1,685
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B
(SOFR + 2.75%), 6.37%, 2/18/2031(1)(2)	386	377
(SOFR + 2.75%), 6.45%, 2/18/2031(1)(2)	439	428
Baldwin Insurance Group Holdings LLC (The) First Lien Term Loan B2
(SOFR + 2.50%), 6.18%, 5/26/2031(1)	811	796
Cross Financial Corp. First Lien Term Loan B4
(SOFR + 2.75%), 6.42%, 10/31/2031(1)	1,763	1,748
Goosehead Insurance Holdings LLC First Lien Term Loan B
(SOFR + 3.00%), 6.68%, 1/8/2032(1)	339	331
IMA Financial Group, Inc. First Lien Term Loan
(SOFR + 3.00%), 6.67%, 11/1/2028(1)	393	389
Jones DesLauriers Insurance Management, Inc. First Lien Term Loan
(SOFR + 3.00%), 6.66%, 2/2/2033(1)(2)	1,212	1,175
OneDigital Borrower LLC First Lien Term Loan
(SOFR + 3.00%), 6.67%, 7/2/2031(1)	1,247	1,203
Truist Insurance Holdings LLC Second Lien Term Loan
(SOFR + 4.75%), 8.45%, 5/6/2032(1)	357	353
		12,910
	Principal Amount	Value
IT SERVICES - 2.1%
Arches Buyer, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.02%, 12/6/2027(1)	2,610	$2,597

LEISURE PRODUCTS - 8.2%
Bulldog Purchaser, Inc. First Lien Term Loan
(SOFR + 3.25%), 6.91%, 2/7/2033(1)	1,247	1,244
GSM Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 8.70%, 9/29/2031(1)	4,425	4,380
Latham Pool Products, Inc. First Lien Term Loan
(SOFR + 3.75%), 7.57%, 2/23/2029(1)	1,893	1,878
MajorDrive Holdings IV LLC First Lien Term Loan
(SOFR + 4.00%), 7.96%, 6/1/2028(1)	2,174	1,967
(SOFR + 5.50%), 9.35%, 6/1/2029(1)	60	54
Peloton Interactive, Inc. First Lien Term Loan
(SOFR + 5.50%), 9.17%, 5/30/2029(1)	792	792
		10,315
MEDIA - 1.0%
MJH Healthcare Holdings LLC First Lien Term Loan B
(SOFR + 2.75%), 6.42%, 1/29/2029(1)	561	516
(SOFR + 3.75%), 7.42%, 1/29/2029(1)	740	691
		1,207
PASSENGER AIRLINES - 1.4%
Vista Management Holding, Inc. First Lien Term Loan
(SOFR + 3.75%), 7.41%, 4/1/2031(1)	1,803	1,782

PROFESSIONAL SERVICES - 6.0%
AQ Carver Buyer, Inc. First Lien Term Loan
(SOFR + 5.50%), 9.24%, 7/30/2029(1)	1,598	1,252
Ryan LLC First Lien Term Loan
(SOFR + 3.50%), 7.17%, 11/5/2032(1)	3,753	3,625
VT Topco, Inc. First Lien Term Loan
(SOFR + 3.00%), 6.67%, 8/9/2030(1)	2,788	2,702
		7,579
SOFTWARE - 6.5%
Applied Systems, Inc. First Lien Term Loan B
(SOFR + 2.25%), 5.95%, 2/24/2031(1)	559	548
Applied Systems, Inc. Second Lien Term Loan
(SOFR + 4.50%), 8.20%, 2/23/2032(1)	471	464
AthenaHealth Group, Inc. First Lien Term Loan
(SOFR + 2.75%), 6.42%, 2/15/2029(1)	2,183	2,140
Constant Contact, Inc. First Lien Term Loan
(SOFR + 4.00%), 7.93%, 2/10/2028(1)	662	614
Ellucian Holdings, Inc. First Lien Term Loan B1
(SOFR + 2.50%), 6.17%, 10/9/2029(1)	945	918
Ellucian Holdings, Inc. Second Lien Term Loan
(SOFR + 4.75%), 8.42%, 11/15/2032(1)	402	384
Orchid Merger Sub II LLC First Lien Term Loan
(SOFR + 4.75%), 8.52%, 7/27/2027(1)	653	307
Renaissance Holdings Corp. First Lien Term Loan
(SOFR + 4.00%), 7.67%, 4/5/2030(1)	1,523	1,075
UKG, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.17%, 2/10/2031(1)	1,730	1,650
		8,100
SPECIALTY RETAIL - 1.4%
Evergreen Acqco 1 LP First Lien Term Loan
(SOFR + 3.00%), 6.69%, 9/17/2032(1)	434	434
Great Outdoors Group LLC First Lien Term Loan B
(SOFR + 3.25%), 6.92%, 1/23/2032(1)	988	984
Park River Holdings, Inc. First Lien Term Loan
(SOFR + 4.50%), 8.16%, 3/17/2031(1)	168	164
Specialty Building Products Holdings LLC First Lien Term Loan
(SOFR + 3.75%), 7.52%, 10/16/2028(1)	236	200
		1,782

Artisan Partners Funds	13

	Principal Amount	Value
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
Champ Acquisition Corp. First Lien Term Loan
(SOFR + 3.25%), 6.92%, 11/7/2031(1)	606	$608

WIRELESS TELECOMMUNICATION SERVICES - 1.3%
Galileo Parent, Inc. First Lien Term Loan
(SOFR + 4.50%), 8.12%, 3/3/2033(1)	1,690	1,654

Total bank loans (Cost $107,255)		103,069

CORPORATE BONDS - 7.3%

BUILDING PRODUCTS - 0.1%
CP Atlas Buyer, Inc.
9.75%, 7/15/2030(3)	75	70

CAPITAL MARKETS - 0.4%
Goldman Sachs Capital II
(SOFR + 1.03%), 4.70%, 5/2/2026(1)(4)	720	559

DISTRIBUTORS - 0.2%
S&S Holdings LLC
8.38%, 10/1/2031(3)	209	184

HEALTH CARE PROVIDERS & SERVICES - 0.3%
National Mentor Holdings, Inc.
10.50%, 12/15/2030(3)	397	410

HOTELS, RESTAURANTS & LEISURE - 1.8%
TKC Holdings, Inc.
8.50%, 8/15/2030(3)	1,092	1,101
12.00%, 2/15/2031(3)	1,127	1,163
		2,264
INSURANCE - 1.0%
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.
7.50%, 7/15/2033(3)	712	675
Baldwin Insurance Group Holdings LLC
7.13%, 5/15/2031(3)	587	590
		1,265
IT SERVICES - 1.2%
Arches Buyer, Inc.
4.25%, 6/1/2028(3)	1,579	1,520

PROFESSIONAL SERVICES - 0.4%
VT Topco, Inc.
8.50%, 8/15/2030(3)	446	454

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
Kioxia Holdings Corp.
6.63%, 7/24/2033(3)(2)	1,373	1,411

SOFTWARE - 0.7%
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/2033(3)	80	83
UKG, Inc.
6.88%, 2/1/2031(3)	837	818
		901
SPECIALTY RETAIL - 0.1%
Park River Holdings, Inc.
8.00%, 3/15/2031(3)	168	167

Total corporate bonds (Cost $9,379)		9,205

	Shares Held		Value
COMMON STOCKS - 0.5%

GROUND TRANSPORTATION - 0.0%^
SIRVA Worldwide, Inc.(5)*	2		$1

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
MP Topco Holdings LLC(5)*	24		452

SOFTWARE - 0.1%
Matrix Exit Equity(5)*	16		148
Total common stocks (Cost $391)			601

PREFERRED STOCK - 0.1%

GROUND TRANSPORTATION - 0.1%
SIRVA Worldwide, Inc.(5)* (Cost $41)	—	^	64

	No. of Warrants‡
WARRANT - 0.0%

FINANCIAL SERVICES - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027, strike price $10(5)(6)* (Cost $—)	1		—

	Shares Held

SHORT-TERM INVESTMENT - 13.3%

INVESTMENT COMPANY - 13.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 3.55%(7) (Cost $16,610)	16,610		16,610

Total investments - 103.4% (Cost $133,676)			129,549

Other assets less liabilities - (3.4%)			(4,211)
Total net assets - 100.0%#			$125,338

(1)	Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the current rate as of March 31, 2026.
(2)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B, 6.37%, 2/18/2031	United Kingdom	USD
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B, 6.45%, 2/18/2031	United Kingdom	USD
Jones DesLauriers Insurance Management, Inc. First Lien Term Loan, 6.66%, 2/2/2033	Canada	USD
Kioxia Holdings Corp., 6.63%, 7/24/2033	Japan	USD

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Perpetual security. The rate reflected was the rate in effect on March 31, 2026. The maturity date reflects the next call date.
(5)	Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners Funds and administered by the valuation designee. In total, securities valued at a fair value were $665, or 0.5% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(6)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(7)	Represents the current yield as of March 31, 2026.

14	Artisan Partners Funds

UNFUNDED LOAN COMMITMENTS
Values in thousands
Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $317 or less than 0.1% of the total net assets as of March 31, 2026, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value		Unrealized Appreciation (Depreciation)
Pye-Barker Fire & Safety LLC Delayed Draw First Lien Term Loan	$317	$317	$	(–	)^
	$317	$317	$	(–	)^

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$4,973	3.8%
Consumer Discretionary	30,176	23.3
Consumer Staples	2,847	2.2
Financials	28,623	22.1
Health Care	483	0.4
Industrials	19,895	15.4
Information Technology	19,788	15.3
Materials	4,468	3.4
Real Estate	1,686	1.3
Short-Term Investment	16,610	12.8
Total investments	$129,549	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	15

ARTISAN FOCUS FUND

Schedule of Investments — March 31, 2026 (Unaudited)

Shares and dollar values in thousands except per share amounts

	Shares Held	Value
COMMON STOCKS - 91.6%

AEROSPACE & DEFENSE - 16.8%
GE Aerospace	170	$48,132
Howmet Aerospace, Inc.	72	16,702
Karman Holdings, Inc.*	131	10,450
Lockheed Martin Corp.	59	35,769
Rolls-Royce Holdings plc(1)(2)	5,351	81,719
		192,772
BANKS - 2.9%
JPMorgan Chase & Co.	115	33,774

CAPITAL MARKETS - 10.9%
Affiliated Managers Group, Inc.	85	23,390
Bank of New York Mellon Corp. (The)	424	50,289
Goldman Sachs Group, Inc. (The)	60	50,844
		124,523
CHEMICALS - 4.3%
Linde plc	99	48,883

ELECTRICAL EQUIPMENT - 4.0%
AMETEK, Inc.	133	28,540
GE Vernova, Inc.	20	17,818
		46,358
ENTERTAINMENT - 1.0%
Live Nation Entertainment, Inc.*	77	11,725

HEALTH CARE EQUIPMENT & SUPPLIES - 5.0%
Edwards Lifesciences Corp.*	489	39,137
Intuitive Surgical, Inc.*	39	18,036
		57,173
MACHINERY - 9.2%
Caterpillar, Inc.	73	51,647
Parker-Hannifin Corp.	61	54,182
		105,829
PHARMACEUTICALS - 1.5%
Eli Lilly & Co.	19	17,476
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 25.0%
Analog Devices, Inc.	223	71,055
Applied Materials, Inc.	118	40,310
NVIDIA Corp.	607	105,911
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(1)	205	69,420
		286,696
SOFTWARE - 3.0%
Cadence Design Systems, Inc.*	83	23,032
Palantir Technologies, Inc., Class A*	76	11,075
		34,107
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 8.0%
Apple, Inc.	297	75,431
Seagate Technology Holdings plc	40	15,718
		91,149
Total common stocks (Cost $908,746)		1,050,465
	No. of Contracts‡	Value
OPTIONS PURCHASED - 1.2%
CALL OPTIONS - 1.0%
BANKS - 0.5%
Wells Fargo & Co.
6/18/2026 at USD 77.50; Notional Amount: USD 59,357	7,456	$4,902

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.
6/18/2026 at USD 330.00; Notional Amount: USD 57,249	1,694	5,853
Total Call Options		10,755

PUT OPTION - 0.2%
AEROSPACE & DEFENSE - 0.2%
Lockheed Martin Corp.
5/15/2026 at USD 625.00; Notional Amount: USD 39,225	649	2,697
Total Options Purchased (Cost $11,748)		13,452

	Shares Held
SHORT-TERM INVESTMENT - 10.6%

INVESTMENT COMPANY - 10.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 3.55%(3) (Cost $122,159)	122,159	122,159

Total investments - 103.4% (Cost $1,042,653)		1,186,076

Other assets less liabilities - (3.4%)		(38,836)

Total net assets - 100.0%#		$1,147,240

(1)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Rolls-Royce Holdings plc	United Kingdom	GBP
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	USD

(2)	Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners Funds and administered by the valuation designee. In total, securities valued at a fair value were $81,719, or 7.1% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(3)	Represents the current yield as of March 31, 2026.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$11,725	1.0%
Financials	163,199	13.8
Health Care	74,648	6.3
Industrials	347,657	29.3
Information Technology	417,806	35.2
Materials	48,882	4.1
Short-Term Investment	122,159	10.3
Total investments	$1,186,076	100.0%

16	Artisan Partners Funds

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	25,106	EUR	21,012	JPM	5/6/2026	778
USD	104,293	GBP	76,476	JPM	5/6/2026	3,075
Total unrealized appreciation						3,853
EUR	21,012	USD	24,392	JPM	5/6/2026	(64)
GBP	19,676	USD	26,246	JPM	5/6/2026	(205)
Total unrealized depreciation						(269)
Net unrealized appreciation						3,584

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	17

ARTISAN GLOBAL DISCOVERY FUND

Schedule of Investments — March 31, 2026 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.6%

CANADA - 1.8%
Colliers International Group, Inc.	18	$1,946

CHINA - 1.0%
H World Group Ltd., ADR	21	1,064

DENMARK - 6.2%
Ascendis Pharma A/S, ADR*	25	5,662
Novonesis Novozymes B, Class B(1)	19	1,107
		6,769
FINLAND - 1.0%
Amer Sports, Inc.*	33	1,096

GERMANY - 0.8%
flatexDEGIRO SE(1)	25	851

ITALY - 0.8%
Brunello Cucinelli SpA(1)	10	834

NETHERLANDS - 4.4%
Argenx SE, ADR*	5	3,768
ASM International NV(1)	1	1,057
		4,825
SINGAPORE - 1.7%
Sea Ltd., ADR*	23	1,875

SWITZERLAND - 3.2%
Galderma Group AG(1)	9	1,757
Sandoz Group AG(1)	23	1,784
		3,541
UNITED KINGDOM - 5.2%
3i Group plc(1)	16	523
Babcock International Group plc(1)	194	2,995
Games Workshop Group plc(1)	2	429
London Stock Exchange Group plc(1)	6	714
Melrose Industries plc(1)	159	1,070
		5,731
UNITED STATES - 68.5%
API Group Corp.*	60	2,441
Astera Labs, Inc.*	5	592
Baker Hughes Co., Class A	29	1,773
Cognex Corp.	20	968
Coherent Corp.*	4	835
Compass, Inc., Class A*	246	1,795
Everpure, Inc., Class A*	22	1,277
Fifth Third Bancorp	21	994
FTAI Aviation Ltd.	5	1,329
Guidewire Software, Inc.*	7	974
Ingersoll Rand, Inc.	20	1,591
Insmed, Inc.*	27	4,420
iRhythm Holdings, Inc.*	15	1,816
Kratos Defense & Security Solutions, Inc.*	7	486
Lattice Semiconductor Corp.*	19	1,724
Liberty Media Corp-Liberty Formula One, Class C*	27	2,333
Live Nation Entertainment, Inc.*	16	2,381
MACOM Technology Solutions Holdings, Inc.*	6	1,364
Medline, Inc., Class A*	37	1,664
Modine Manufacturing Co.*	19	4,185
MongoDB, Inc., Class A*	5	1,104
Monolithic Power Systems, Inc.	2	1,917
	Shares Held	Value
UNITED STATES (continued)
Parsons Corp.*	11	$574
PROCEPT BioRobotics Corp.*	28	700
RBC Bearings, Inc.*	6	3,397
ROBLOX Corp., Class A*	20	1,135
SailPoint, Inc.*	42	553
Semtech Corp.*	15	1,116
SiteOne Landscape Supply, Inc.*	14	1,820
SiTime Corp.*	2	685
Somnigroup International, Inc.	15	1,138
Spotify Technology SA*	7	3,230
Teledyne Technologies, Inc.*	2	1,301
Texas Roadhouse, Inc., Class A	7	1,151
TopBuild Corp.*	3	946
Tradeweb Markets, Inc., Class A	7	801
Twist Bioscience Corp.*	54	2,550
Tyler Technologies, Inc.*	4	1,443
US Foods Holding Corp.*	34	3,107
Veracyte, Inc.*	50	1,603
Viking Holdings Ltd.*	10	724
Waystar Holding Corp.*	41	995
WESCO International, Inc.	3	931
West Pharmaceutical Services, Inc.	12	2,967
Wingstop, Inc.	3	519
Woodward, Inc.	7	2,611
York Space Systems, Inc.*	14	320
Zscaler, Inc.*	4	535
		74,815
Total common stocks
(Cost $79,904)		103,347

SHORT-TERM INVESTMENT - 4.0%
2
INVESTMENT COMPANY - 4.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 3.55%(2) (Cost $4,362)	4,362	4,362

Total investments - 98.6% (Cost $84,266)		107,709

Other assets less liabilities - 1.4%		1,470

Total net assets - 100.0%#		$109,179

(1)	Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners Funds and administered by the valuation designee. In total, securities valued at a fair value were $13,121, or 12.0% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(2)	Represents the current yield as of March 31, 2026.

18	Artisan Partners Funds

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$9,079	8.4%
Consumer Discretionary	9,776	9.1
Consumer Staples	3,107	2.9
Energy	1,773	1.6
Financials	3,883	3.6
Health Care	29,686	27.6
Industrials	23,750	22.1
Information Technology	17,445	16.2
Materials	1,107	1.0
Real Estate	3,741	3.5
Short-Term Investment	4,362	4.0
Total investments	$107,709	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	19

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments — March 31, 2026 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.8%

BRAZIL - 1.1%
ASTA Energy Solutions AG(1)*	4	$168
Embraer SA, ADR	35	2,074
		2,242
CHILE - 0.6%
Holding Bursatil Regional SA	227	1,241

CHINA - 7.8%
Contemporary Amperex Technology Co. Ltd., Class A(1)	101	5,938
Minth Group Ltd.(1)	448	1,882
Shanjin International Gold Co. Ltd., Class A(1)	772	3,378
Tencent Holdings Ltd.(1)	52	3,308
Tencent Holdings Ltd., ADR	15	961
		15,467
CZECH REPUBLIC - 1.2%
CSG NV(1)*	87	2,335

DENMARK - 1.5%
NKT A/S(1)*	23	2,952

FRANCE - 4.6%
BNP Paribas SA(1)	9	899
SPIE SA(1)	166	8,298
		9,197
GERMANY - 4.8%
CTS Eventim AG & Co. KGaA(1)	37	2,118
MTU Aero Engines AG(1)	10	3,685
Pfisterer Holding SE(1)*	41	3,310
SAP SE(1)	3	465
		9,578
GREECE - 6.0%
Alpha Bank SA(1)	1,775	6,594
Piraeus Bank SA(1)*	412	3,396
Public Power Corp. SA(1)	90	1,892
		11,882
HONG KONG - 1.2%
Henderson Land Development Co. Ltd.(1)	48	179
Sun Hung Kai Properties Ltd.(1)	125	2,110
		2,289
INDONESIA - 1.8%
First Pacific Co. Ltd.(1)	5,097	3,579

IRELAND - 2.1%
Permanent TSB Group Holdings plc(1)*	1,232	4,185

ITALY - 1.0%
Enel SpA(1)	186	2,030

JAPAN - 10.5%
Fujikura Ltd.(1)	82	2,225
Hitachi Ltd.(1)	33	976
Japan Steel Works Ltd. (The)(1)	64	3,490
Mitsubishi UFJ Financial Group, Inc.(1)	169	2,855
Mitsui Fudosan Co. Ltd.(1)	217	2,296
Otsuka Holdings Co. Ltd.(1)	11	798
SKY Perfect JSAT Corp.(1)	379	7,130
SMC Corp.(1)	1	469
Toyota Motor Corp.(1)	25	518
		20,757
	Shares Held	Value
NETHERLANDS - 0.9%
Magnum Ice Cream Co. NV (The)(1)*	127	$1,866

SINGAPORE - 0.2%
Singapore Technologies Engineering Ltd.(1)	55	468

SOUTH KOREA - 11.7%
Hanwha Aerospace Co. Ltd.(1)	6	5,208
HD Hyundai Electric Co. Ltd.(1)	4	1,977
Hyosung Heavy Industries Corp.(1)	2	3,616
LIG Nex1 Co. Ltd.(1)	10	3,777
LS Electric Co. Ltd.(1)	1	282
MNC Solution Co. Ltd.(1)	39	2,463
Samsung Electronics Co. Ltd.(1)	15	1,643
SNT Dynamics Co. Ltd.(1)	56	1,767
ST Pharm Co. Ltd.(1)	26	2,448
		23,181
SPAIN - 1.7%
CaixaBank SA(1)	279	3,344

SWEDEN - 3.1%
Ovzon AB(1)(2)*	1,101	6,245

SWITZERLAND - 0.9%
UBS Group AG(1)	45	1,764

TAIWAN - 3.9%
Lotes Co. Ltd.(1)	6	398
Taiwan Semiconductor Manufacturing Co. Ltd.(1)	132	7,441
		7,839
UNITED KINGDOM - 18.8%
Babcock International Group plc(1)	184	2,830
Balfour Beatty plc(1)	384	3,846
British American Tobacco plc(1)	29	1,704
J Sainsbury plc(1)	1,150	5,164
Lloyds Banking Group plc(1)	1,772	2,190
National Grid plc(1)	472	7,955
SSE plc(1)	172	5,930
Tesco plc(1)	1,219	7,687
		37,306
UNITED STATES - 12.4%
Alphabet, Inc., Class C	14	3,951
Boston Scientific Corp.*	22	1,357
Eaton Corp. plc	7	2,454
Natera, Inc.*	9	1,847
Stryker Corp.	6	2,017
T-Mobile US, Inc.	34	7,106
Venture Global, Inc., Class A	251	3,962
WESCO International, Inc.	7	1,994
		24,688
Total common stocks
(Cost $169,857)		194,435

20	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENT - 2.6%
2
INVESTMENT COMPANY - 2.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 3.55%(3) (Cost $5,136)	5,136	$5,136

Total investments - 100.4% (Cost $174,993)		199,571

Other assets less liabilities - (0.4)%		(918)

Total net assets - 100.0%#		$198,653

(1)	Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners Funds and administered by the valuation designee. In total, securities valued at a fair value were $165,471, or 83.3% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the value of these securities was $6,245 or 3.1% of net assets.
(3)	Represents the current yield as of March 31, 2026.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$30,819	15.4%
Consumer Discretionary	2,400	1.2
Consumer Staples	20,000	10.0
Energy	3,962	2.0
Financials	26,468	13.3
Health Care	8,467	4.2
Industrials	66,602	33.4
Information Technology	9,947	5.0
Materials	3,378	1.7
Real Estate	4,585	2.3
Utilities	17,807	8.9
Short-Term Investment	5,136	2.6
Total investments	$199,571	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	21

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments — March 31, 2026 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.4%

BELGIUM - 2.4%
UCB SA(1)	122	$36,682

CANADA - 2.1%
Shopify, Inc., Class A*	277	32,835

CHINA - 4.1%
H World Group Ltd., ADR	152	7,628
Tencent Holdings Ltd.(1)	861	54,382
		62,010
FINLAND - 1.0%
Amer Sports, Inc.*	479	15,770

JAPAN - 1.1%
Keyence Corp.(1)	45	16,079

NETHERLANDS - 4.0%
Argenx SE, ADR*	83	60,579

SINGAPORE - 1.4%
Sea Ltd., ADR*	258	21,385

SWITZERLAND - 1.3%
Lonza Group AG(1)	32	20,520

TAIWAN - 3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.(1)	1,002	56,488

UNITED KINGDOM - 10.0%
3i Group plc(1)	231	7,584
AstraZeneca plc(1)	227	44,332
BAE Systems plc(1)	2,444	71,135
London Stock Exchange Group plc(1)	251	29,724
		152,775
UNITED STATES - 65.3%
Advanced Micro Devices, Inc.*	167	33,875
Amazon.com, Inc.*	450	93,809
Baker Hughes Co., Class A	924	56,430
Broadcom, Inc.	191	58,962
Capital One Financial Corp.	145	26,423
Carrier Global Corp.	430	24,216
CBRE Group, Inc., Class A*	282	38,136
Cencora, Inc.	71	22,419
DoorDash, Inc., Class A*	58	8,666
Eaton Corp. plc	58	20,878
Edwards Lifesciences Corp.*	300	23,984
Eli Lilly & Co.	21	19,723
Fifth Third Bancorp	333	15,461
GE Vernova, Inc.	66	57,294
Insmed, Inc.*	363	59,315
JPMorgan Chase & Co.	106	31,210
L3Harris Technologies, Inc.	159	54,749
Lam Research Corp.	122	26,051
Linde plc	74	36,736
Medline, Inc., Class A*	447	19,895
MongoDB, Inc., Class A*	69	16,794
Oracle Corp.	104	15,316
ROBLOX Corp., Class A*	205	11,593
Rocket Cos., Inc., Class A*	563	8,019
RTX Corp.	196	37,809
S&P Global, Inc.	18	7,763
Somnigroup International, Inc.	277	20,449
	Shares Held	Value
UNITED STATES (continued)
Spotify Technology SA*	71	$34,548
West Pharmaceutical Services, Inc.	150	37,643
Williams Cos., Inc. (The)	500	36,411
Woodward, Inc.	61	21,861
Xylem, Inc.	163	19,432
		995,870
Total common stocks
(Cost $1,223,454)		1,470,993

SHORT-TERM INVESTMENT - 2.8%
2
INVESTMENT COMPANY - 2.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 3.55%(2) (Cost $42,344)	42,344	42,344

Total investments - 99.2% (Cost $1,265,798)		1,513,337

Other assets less liabilities - 0.8%		12,229

Total net assets - 100.0%#		$1,525,566

(1)	Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners Funds and administered by the valuation designee. In total, securities valued at a fair value were $336,926, or 22.1% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(2)	Represents the current yield as of March 31, 2026.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$100,523	6.7%
Consumer Discretionary	167,707	11.1
Energy	92,841	6.1
Financials	126,184	8.3
Health Care	345,092	22.8
Industrials	307,374	20.3
Information Technology	256,400	17.0
Materials	36,736	2.4
Real Estate	38,136	2.5
Short-Term Investment	42,344	2.8
Total investments	$1,513,337	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

22	Artisan Partners Funds

ARTISAN GLOBAL UNCONSTRAINED FUND

Consolidated Schedule of Investments — March 31, 2026 (Unaudited)

Principal amount, shares and dollar values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value
SOVEREIGN GOVERNMENT BONDS - 33.9%

ALBANIA - 0.3%
Albanian Government Bond
2.85%, 4/11/2027	ALL	68,700	$820
4.30%, 7/10/2027	ALL	14,800	180
6.00%, 2/13/2028	ALL	12,500	157
5.25%, 1/26/2029	ALL	21,500	274
5.63%, 11/8/2030	ALL	26,000	343
4.05%, 2/7/2032	ALL	133,370	1,645
			3,419
ARGENTINA - 2.0%
Argentine Republic
4.12%, 7/9/2035(1)		28,150	20,338

ARMENIA - 0.2%
Republic of Armenia
9.25%, 4/29/2028	AMD	713,602	1,960

BAHAMAS - 5.4%
Commonwealth of the Bahamas
6.00%, 11/21/2028(2)		950	952
9.00%, 6/16/2029(2)		4,567	4,880
6.95%, 11/20/2029(2)		404	406
8.95%, 10/15/2032(2)		12,539	13,887
8.25%, 6/24/2036(2)		32,610	34,895
			55,020
BENIN - 1.0%
Benin Government Bond
4.88%, 1/19/2032(2)	EUR	1,664	1,816
4.95%, 1/22/2035(2)	EUR	6,206	6,326
6.88%, 1/19/2052(2)	EUR	2,398	2,387
			10,529
CONGO - 1.2%
Congo Government Bond
9.88%, 11/7/2032(2)		12,520	11,753

ECUADOR - 1.5%
Republic of Ecuador
8.75%, 1/29/2034(2)		1,950	1,916
6.90%, 7/31/2035(1)(2)		12,460	11,004
9.25%, 1/29/2039(2)		2,200	2,162
			15,082
EL SALVADOR - 1.2%
Republic of El Salvador
8.63%, 2/28/2029(2)		9,250	9,657
0.25%, 4/17/2030 IO(2)		62,800	2,345
0.25%, 4/17/2030 IO(3)		4,404	170
			12,172
GHANA - 0.0%^
Republic of Ghana
Zero Coupon, 7/3/2026(2)		392	385

GUATEMALA - 0.2%
Republic of Guatemala
4.50%, 5/3/2026(2)		2,450	2,457

HONDURAS - 0.3%
Republic of Honduras
6.25%, 1/19/2027(2)		2,629	2,645

	Principal Amount		Value
ICELAND - 2.5%
Republic of Iceland
6.75%, 10/15/2026	ISK	322,917	$2,586
8.00%, 4/15/2027	ISK	688,000	5,555
7.00%, 9/17/2035	ISK	1,990,711	15,975
4.50%, 2/17/2042	ISK	290,100	1,825
			25,941
INDIA - 0.2%
Asian Infrastructure Investment Bank (The)
7.00%, 3/1/2029(2)	INR	80,000	823
International Bank for Reconstruction & Development
6.50%, 4/17/2030	INR	63,000	633
Republic of India
7.54%, 5/23/2036	INR	88,000	959
			2,415
INDONESIA - 0.0%^
Republic of Indonesia
5.50%, 4/15/2026	IDR	2,299,000	135

IRAQ - 1.3%
Republic of Iraq
5.80%, 1/15/2028(2)		13,948	13,587

KAZAKHSTAN - 2.8%
Baiterek National Investment Holding JSC
16.95%, 4/2/2029(2)	KZT	4,545,000	9,542
Republic of Kazakhstan
10.40%, 5/19/2027	KZT	605,000	1,193
5.00%, 4/18/2028	KZT	800,000	1,368
16.95%, 10/9/2030	KZT	720,000	1,581
15.18%, 2/5/2032	KZT	1,800,000	3,762
14.45%, 6/5/2033	KZT	1,600,000	3,248
14.00%, 2/13/2035	KZT	2,685,000	5,311
11.05%, 1/28/2037	KZT	1,390,000	2,263
			28,268
KENYA - 0.7%
Republic of Kenya
7.00%, 5/22/2027(2)		327	325
9.75%, 2/16/2031(2)		5	5
18.46%, 8/9/2032	KES	231,000	2,201
12.50%, 1/10/2033	KES	322,150	2,573
13.94%, 10/27/2036	KES	182,600	1,539
12.26%, 1/5/2037	KES	82,700	666
			7,309
LAO PEOPLE’S DEMOCRATIC REPUBLIC - 2.2%
Laos Government International Bond
11.25%, 11/12/2030(2)		22,010	22,533

NIGERIA - 0.8%
Federal Republic of Nigeria
6.13%, 9/28/2028(2)		7,790	7,748

PAPUA NEW GUINEA - 0.9%
Papua New Guinea Government International Bond
8.38%, 10/4/2028(2)		8,525	8,865

PERU - 2.4%
Bonos de la Tesoreria
5.40%, 8/12/2034	PEN	73,400	20,023

Artisan Partners Funds	23

	Principal Amount		Value
PERU (continued)
Bonos de la Tesoreria (continued)
6.85%, 8/12/2035(2)	PEN	15,100	$4,421
			24,444
ROMANIA - 2.3%
Romania Government Bond
8.00%, 4/29/2030	RON	28,000	6,563
8.25%, 9/29/2032	RON	17,580	4,191
7.50%, 7/27/2033	RON	16,000	3,682
7.10%, 7/31/2034	RON	27,605	6,234
6.75%, 4/25/2035	RON	10,210	2,263
			22,933
SURINAME - 0.2%
Suriname Government International Bond
7.70%, 11/6/2030(2)		2,083	2,112

TAJIKISTAN - 0.8%
Republic of Tajikistan
7.13%, 9/14/2027(2)		8,455	8,505

URUGUAY - 0.8%
Oriental Republic of Uruguay
8.00%, 10/29/2035	UYU	337,950	8,460

UZBEKISTAN - 0.7%
National Bank of Uzbekistan
17.95%, 7/17/2028(2)	UZS	8,320,000	708
Republic of Uzbekistan International Bond
16.25%, 10/12/2026(2)	UZS	2,500,000	214
15.50%, 2/25/2028(2)	UZS	69,070,000	6,063
			6,985
ZAMBIA - 2.0%
Republic of Zambia
10.00%, 6/26/2026	ZMW	5,200	271
5.75%, 6/30/2033(1)(2)		19,170	18,004
19.00%, 8/18/2035	ZMW	10,825	618
17.19%, 1/26/2036	ZMW	21,649	1,164
20.00%, 6/23/2040	ZMW	5,412	318
			20,375
Total sovereign government bonds (Cost $343,688)			346,375

CORPORATE BONDS - 15.8%

ANGOLA - 0.3%
Azule Energy Finance plc
8.25%, 1/22/2031(2)		778	786
8.63%, 1/22/2033(2)		2,400	2,423
			3,209
ARGENTINA - 1.1%
Cia General de Combustibles SA
11.88%, 11/28/2030(2)		4,650	4,748
Empresa Distribuidora de Electricidad de Mendoza SA
9.75%, 7/28/2031(1)(2)		2,158	2,085
MSU Energy SA
9.75%, 12/5/2030(2)		4,680	4,671
			11,504
AUSTRALIA - 0.4%
Brightstar Resources Ltd.
12.50%, 3/18/2030(2)		4,700	4,606
		Principal Amount	Value
BRAZIL - 2.9%
Creditas Financial Solutions Ltd.
10.50%, 4/28/2029		2,650	$2,617
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031(2)		9,003	8,121
Oceanica Lux
13.00%, 10/2/2029(2)		3,520	3,709
OHI Group SA
13.00%, 7/22/2029(2)		4,199	4,208
Raizen Fuels Finance SA
6.25%, 7/8/2032(2)(4)		3,023	1,678
6.45%, 3/5/2034(2)(4)		1,627	896
Unigel Luxembourg SA
13.50% Cash, or 15.00% PIK, 12/31/2027(2)		90	5
11.00%, 12/31/2028(2)		233	7
Vamos Europe SA
9.20%, 1/26/2031(2)		9,020	8,561
			29,802
COLOMBIA - 0.7%
Canacol Energy Ltd.
5.75%, 11/24/2028(2)(4)		3,978	1,417
Gran Tierra Energy, Inc.
9.75%, 4/15/2031(3)		4,400	3,889
9.75%, 4/15/2031(2)		1,550	1,370
			6,676
LUXEMBOURG - 0.2%
FORESEA Holding SA
7.50%, 6/15/2030(2)		979	962
IuteCredit Finance Sarl
12.00%, 12/6/2030(2)	EUR	1,400	1,611
			2,573
MEXICO - 0.2%
Banco Plata SA
15.50%, 7/16/2028		1,485	1,565

MOLDOVA, REPUBLIC OF - 0.3%
Aragvi Finance International DAC
11.13%, 11/20/2029(2)		2,735	2,648

NETHERLANDS - 0.1%
Cie Maritime Monegasque Osv BV
14.00%, 3/28/2029		964	926
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
11.00%, 3/27/2028(5)(6)	UZS	3,000,000	248
Unigel Netherlands Holding Corp. BV
15.00% Cash, or 15.00% PIK, 12/31/2044(2)		223	—
			1,174
NORWAY - 0.2%
Panoro Energy ASA
10.25%, 12/11/2029(2)		1,532	1,578
10.25%, 12/11/2029		212	218
			1,796
SOUTH AFRICA - 3.5%
Absa Bank Ltd., Credit-Linked Note
Zero Coupon, 4/16/2026	EGP	280,000	5,068
Zero Coupon, 7/16/2026	EGP	405,000	6,947
Zero Coupon, 8/13/2026	EGP	188,700	3,184
Zero Coupon, 10/22/2026	EGP	317,000	5,118
Zero Coupon, 10/29/2026	EGP	180,000	2,886
Zero Coupon, 11/19/2026	EGP	394,000	6,256

24	Artisan Partners Funds

	Principal Amount		Value
SOUTH AFRICA (continued)
Absa Bank Ltd., Credit-Linked Note (continued)
Zero Coupon, 1/14/2027	EGP	405,000	$6,243
			35,702
SWAZILAND - 0.3%
Central Bank of Eswatini
11.88%, 5/8/2027	ZAR	33,000	1,971
12.18%, 8/1/2030	ZAR	18,000	1,048
			3,019
TURKEY - 0.8%
Limak Iskenderun Uluslararasi Liman Isletmeciligi A/S
9.50%, 7/10/2036(2)		6,488	6,396
Zorlu Enerji Elektrik Uretim A/S
11.00%, 4/23/2030(2)		2,100	1,852
			8,248
UNITED ARAB EMIRATES - 0.2%
Pearl Petroleum Co. Ltd.
13.00%, 5/15/2028(2)		1,470	1,582

UNITED KINGDOM - 2.8%
ACG Holdco 1 plc
14.75%, 1/13/2029		6,250	6,871
Galileo Global Technologies Ltd.
13.75%, 3/4/2028		607	605
13.75%, 3/4/2028(2)(5)(6)		316	—
Zero Coupon, 11/14/2099(5)(6)		60	—
Jadestone Energy UK plc
12.00%, 4/14/2031(2)		10,150	10,146
Paratus Energy Services Ltd.
9.50%, 6/27/2029		1,200	1,252
Salmon Group Ltd.
15.00%, 5/5/2028		5,454	5,555
Trident Energy Finance plc
12.50%, 11/30/2029(2)		3,760	4,018
			28,447
URUGUAY - 0.8%
Navios South American Logistics, Inc.
8.88%, 7/14/2030(2)		8,000	8,338

UZBEKISTAN - 1.0%
TBC Bank JSCB, Credit-Linked Note
22.00%, 6/5/2028(5)(6)	UZS	92,000,000	8,222
Uzbek Industrial and Construction Bank ATB
21.00%, 7/24/2027(2)	UZS	22,520,000	1,971
			10,193
Total corporate bonds (Cost $165,463)			161,082

	Shares Held
COMMON STOCKS - 5.7%

AUSTRALIA - 0.1%
Bellevue Gold Ltd.(6)*		875	944

BRAZIL - 0.2%
Constellation Oil Services Holding SA, IDR(6)*		104	1,434
Ventura Offshore Holding Ltd.(6)*		340	959
			2,393
CANADA - 0.8%
Allied Gold Corp.*		26	802
B2Gold Corp.		195	886
Meren Energy, Inc.		1,673	2,934
NG Energy International Corp.*		2,296	2,360
	Shares Held		Value
CANADA (continued)
Torex Gold Resources, Inc.	19		$862
			7,844
COLOMBIA - 1.1%
Aris Mining Corp.*	584		10,852

GABON - 0.1%
BW Energy Ltd.(6)*	152		977

GEORGIA - 1.0%
Georgia Capital plc(6)*	97		4,711
Lion Finance Group plc(6)	29		3,622
TBC Bank Group plc(6)	35		1,886
			10,219
IRAQ - 0.0%^
Genel Energy plc(6)*	47		34

ISRAEL - 0.0%^
Energean plc(6)	41		467

IVORY COAST - 0.2%
Endeavour Mining plc(6)	41		2,503

KAZAKHSTAN - 0.2%
Solidcore Resources plc*	301		2,300

MALAYSIA - 0.1%
Hibiscus Petroleum Bhd.(6)	1,729		935

NETHERLANDS - 0.0%
Stichting Administratiekantoor Unigel Creditors, ADR(5)(6)*	1		—

NIGERIA - 0.1%
SEPLAT Energy plc(2)(6)	155		1,010

NORWAY - 0.7%
BLUENORD ASA(6)	65		3,754
DNO ASA(6)	421		944
Panoro Energy ASA(6)	299		1,052
Var Energi ASA(6)	190		972
			6,722
SOUTH AFRICA - 0.1%
Pan African Resources plc(6)	458		865

THAILAND - 0.1%
Valeura Energy, Inc.*	95		1,007

UNITED ARAB EMIRATES - 0.0%
Emaar Properties PJSC(6)	—	^	—	^
First Abu Dhabi Bank PJSC(6)	—	^	—	^
			—	^
UNITED KINGDOM - 0.5%
Afentra plc(6)*	1,000		1,120
Paratus Energy Services Ltd.(6)	867		4,159
			5,279
UNITED STATES - 0.3%
Aura Minerals, Inc.	23		1,842
VAALCO Energy, Inc.	148		937
			2,779
VIRGIN ISLANDS, BRITISH - 0.1%
ACG Metals Ltd., Class A(6)*	73		1,274
Total common stocks (Cost $39,515)			58,404

Artisan Partners Funds	25

	Principal Amount		Value
BANK LOANS - 2.7%

COLOMBIA - 0.1%
Canacol Energy Ltd. First Lien Term Loan A
13.00%, 6/30/2026(5)(6)		850	$850

COTE D’IVOIRE - 1.8%
Republic of Cote d’Ivoire First Lien Term Loan
(SOFR + 2.85%), 4.92%, 7/17/2026(5)(6)(7)	EUR	5,555	6,421
4.91%, 3/9/2027(5)(6)	EUR	10,100	11,644
			18,065
PARAGUAY - 0.0%^
Frigorifico Concepcion SA First Lien Term Loan B
(SOFR + 5.50%), 9.24%, 12/11/2026(5)(6)(7)		343	87

TANZANIA - 0.8%
Tanzania (United Republic of) First Lien Term Loan
(SOFR + 5.45%), 9.13%, 4/29/2031(5)(6)(7)		420	416
(SOFR + 5.20%), 9.13%, 1/15/2032(5)(6)(7)		4,438	4,417
(SOFR + 5.20%), 9.30%, 1/15/2032(5)(6)(7)		2,040	2,030
Tanzania (United Republic of) Term Loan
(SOFR + 5.45%), 9.07%, 3/5/2031(5)(6)(7)		1,873	1,855
			8,718
Total bank loans (Cost $28,026)			27,720

	Shares Held
EXCHANGE TRADED FUND - 1.4%

Equity Funds - 1.4%
VanEck Junior Gold Miners ETF (Cost $9,061)		124	14,861

CLOSED END FUNDS - 0.5%

BERMUDA - 0.2%
ASA Gold and Precious Metals Ltd.		39	2,445

UNITED STATES - 0.3%
Central and Eastern Europe Fund, Inc.		166	3,041

Total closed end funds (Cost $5,317)			5,486

	Principal Amount
CONVERTIBLE BOND - 0.2%

CANADA - 0.2%
Lithium Argentina AG
1.75%, 1/15/2027 (Cost $1,704)		1,827	1,743

	No. of Contracts
OPTIONS PURCHASED - 0.2%

CALL OPTIONS - 0.2%

Foreign Exchange Currency Options - 0.2%
Foreign Exchange USD/EUR
1/29/2027 at USD 0.86; Notional Amount: USD 31,007 Counterparty: Citibank, N.A.(8)		31,006,710	687
1/29/2027 at USD 0.86; Notional Amount: USD 14,275 Counterparty: Citibank, N.A.(8)		14,275,380	313
2/18/2028 at USD 0.88; Notional Amount: USD 32,935 Counterparty: Citibank, N.A.(8)		32,935,300	791
Total Options Purchased (Cost $1,097)			1,791
	No. of Warrants‡		Value
WARRANT - 0.0%^

United Kingdom - 0.0%^
Salmon Group Ltd., expiring 5/5/2030, strike price $0.000001(5)(6)* (Cost $106)		15	$110

	Principal Amount
SHORT-TERM INVESTMENTS - 45.0%

SOVEREIGN GOVERNMENT TREASURY BILLS - 7.1%

ALBANIA - 0.3%
Republic of Albania
1.94%, 4/16/2026(9)	ALL	31,200	375
2.90%, 7/16/2026(9)	ALL	104,300	1,243
3.14%, 9/24/2026(9)	ALL	115,000	1,361
			2,979
ARMENIA - 0.1%
Republic of Armenia
6.78%, 11/2/2026(9)	AMD	357,000	910
6.83%, 11/30/2026(9)	AMD	253,125	641
			1,551
EGYPT - 2.2%
Arab Republic of Egypt
25.83%, 4/7/2026(9)	EGP	84,250	1,542
13.68%, 4/14/2026(9)	EGP	20,750	379
19.63%, 4/28/2026(9)	EGP	169,000	3,053
20.81%, 5/5/2026(9)	EGP	26,075	469
23.25%, 6/16/2026(9)	EGP	97,025	1,696
22.60%, 7/21/2026(9)	EGP	106,875	1,833
22.75%, 7/28/2026(9)	EGP	55,175	942
23.32%, 9/1/2026(9)	EGP	122,525	2,046
23.41%, 9/8/2026(9)	EGP	64,300	1,069
23.84%, 10/20/2026(9)	EGP	470,375	7,616
23.89%, 10/27/2026(9)	EGP	91,950	1,482
			22,127
NIGERIA - 4.5%
Nigeria OMO Bill
16.41%, 4/7/2026(9)	NGN	5,587,879	4,040
15.21%, 4/14/2026(9)	NGN	9,531,070	6,840
12.40%, 4/21/2026(9)	NGN	2,576,913	1,847
15.12%, 4/28/2026(9)	NGN	1,850,000	1,320
19.20%, 6/9/2026(9)	NGN	837,121	583
19.26%, 6/23/2026(9)	NGN	1,850,000	1,279
19.30%, 6/30/2026(9)	NGN	2,700,000	1,859
19.45%, 7/7/2026(9)	NGN	5,670,100	3,889
19.58%, 7/14/2026(9)	NGN	8,037,075	5,492
19.78%, 7/28/2026(9)	NGN	10,490,237	7,113
19.86%, 8/4/2026(9)	NGN	4,390,700	2,966
19.21%, 9/22/2026(9)	NGN	12,983,508	8,581
18.57%, 1/21/2027(9)	NGN	340,107	213
			46,022
Total sovereign government treasury bills (Cost $74,338)			72,679

U.S. TREASURY OBLIGATIONS - 19.0%
U.S. Treasury Bills
3.21%, 4/9/2026(9)		83,400	83,333
3.40%, 4/16/2026(9)		31,609	31,562
3.46%, 4/21/2026(9)		53,500	53,392
3.53%, 5/5/2026(9)		2,930	2,920
3.57%, 6/11/2026(9)		23,400	23,234
Total U.S. treasury obligations (Cost $194,441)			194,441

26	Artisan Partners Funds

	Principal Amount	Value
REPURCHASE AGREEMENTS - 11.6%
JPMorgan Chase Bank, N.A., Dated 3/19/26, with an interest rate of 2.75% payable to the Fund, collateralized by Par USD 4,500 Islamic Republic of Pakistan, 7.38% due 4/8/2031 and a market value of $4,171(10)	4,365	$4,365
JPMorgan Chase Bank, N.A., Dated 3/19/26, with an interest rate of 3.00% payable to the Fund, collateralized by Par USD 1,350 Endeavour Mining plc, 7.00% due 5/28/2030 and a market value of $1,372(10)	1,411	1,411
JPMorgan Chase Bank, N.A., Dated 3/19/26, with an interest rate of 3.05% payable to the Fund, collateralized by Par USD 5,500 Republic of Uzbekistan International Bond, 6.90% due 2/28/2032 and a market value of $5,749(10)	5,832	5,832
JPMorgan Chase Bank, N.A., Dated 3/19/26, with an interest rate of 3.15% payable to the Fund, collateralized by Par USD 2,550 Dominican Republic Government Bond, 7.45% due 4/30/2044 and a market value of $2,662(10)	2,757	2,757
JPMorgan Chase Bank, N.A., Dated 3/19/26, with an interest rate of 3.25% payable to the Fund, collateralized by Par USD 1,200 Federal Republic of Nigeria, 7.88% due 2/16/2032 and a market value of $1,217(10)	1,239	1,239
JPMorgan Chase Bank, N.A., Dated 3/19/26, with an interest rate of 3.25% payable to the Fund, collateralized by Par USD 2,200 HTA Group Ltd., 7.50% due 6/4/2029 and a market value of $2,242(10)	2,301	2,301
JPMorgan Chase Bank, N.A., Dated 3/19/26, with an interest rate of 3.25% payable to the Fund, collateralized by Par USD 3,050 Dominican Republic Government Bond, 7.45% due 4/30/2044 and a market value of $3,184(10)	3,298	3,298
JPMorgan Chase Bank, N.A., Dated 3/19/26, with an interest rate of 3.25% payable to the Fund, collateralized by Par USD 3,500 Dominican Republic Government Bond, 7.45% due 4/30/2044 and a market value of $3,653(10)	3,785	3,785
JPMorgan Chase Bank, N.A., Dated 3/19/26, with an interest rate of 3.25% payable to the Fund, collateralized by Par USD 3,500 Republic of Uzbekistan International Bond, 6.90% due 2/28/2032 and a market value of $3,659(10)	3,711	3,711
JPMorgan Chase Bank, N.A., Dated 3/19/26, with an interest rate of 3.30% payable to the Fund, collateralized by Par USD 850 Federal Republic of Nigeria, 7.88% due 2/16/2032 and a market value of $862(10)	877	877
JPMorgan Chase Bank, N.A., Dated 3/19/26, with an interest rate of 3.35% payable to the Fund, collateralized by Par USD 800 Federal Republic of Nigeria, 7.88% due 2/16/2032 and a market value of $811(10)	826	826
Merrill Lynch International, Dated 1/14/26, with an interest rate of 2.75% payable to the Fund, collateralized by Par USD 1,700 Islamic Republic of Pakistan, 7.38% due 4/8/2031 and a market value of $1,576(10)	1,724	1,724
Merrill Lynch International, Dated 1/28/26, with an interest rate of 2.20% payable to the Fund, collateralized by Par USD 2,150 Islamic Republic of Pakistan, 7.38% due 4/8/2031 and a market value of $1,993(10)	2,212	2,212
Merrill Lynch International, Dated 10/14/25, with an interest rate of 2.85% payable to the Fund, collateralized by Par USD 600 HTA Group Ltd., 7.50% due 6/4/2029 and a market value of $611(10)	635	635
Merrill Lynch International, Dated 10/7/25, with an interest rate of 3.20% payable to the Fund, collateralized by Par USD 3,800 Republic of Uzbekistan International Bond, 6.90% due 2/28/2032 and a market value of $3,972(10)	4,135	4,135
Merrill Lynch International, Dated 11/28/25, with an interest rate of 3.38% payable to the Fund, collateralized by Par USD 1,000 State of Mongolia, 4.45% due 7/7/2031 and a market value of $921(10)	939	939
Merrill Lynch International, Dated 12/12/25, with an interest rate of 3.00% payable to the Fund, collateralized by Par USD 2,300 Federal Republic of Nigeria, 7.88% due 2/16/2032 and a market value of $2,332(10)	2,438	2,438

	Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
Merrill Lynch International, Dated 12/17/25, with an interest rate of 3.25% payable to the Fund, collateralized by Par USD 700 Dominican Republic Government Bond, 7.45% due 4/30/2044 and a market value of $731(10)	776	$776
Merrill Lynch International, Dated 12/3/25, with an interest rate of 1.55% payable to the Fund, collateralized by Par USD 900 Pegasus Hava Tasimaciligi A/S, 8.00% due 9/11/2031 and a market value of $895(10)	950	950
Merrill Lynch International, Dated 2/27/26, with an interest rate of 3.30% payable to the Fund, collateralized by Par USD 8,100 Oriental Republic of Uruguay, 4.13% due 11/20/2045 and a market value of $6,917(10)	7,281	7,281
Merrill Lynch International, Dated 5/14/25, with an interest rate of 3.15% payable to the Fund, collateralized by Par USD 900 Hudbay Minerals, Inc., 6.13% due 4/1/2029 and a market value of $901(10)	909	909
Merrill Lynch International, Dated 8/21/25, with an interest rate of 1.05% payable to the Fund, collateralized by Par USD 3,680 Pegasus Hava Tasimaciligi A/S, 8.00% due 9/11/2031 and a market value of $3,658(10)	3,913	3,913
Merrill Lynch International, Dated 9/24/25, with an interest rate of 3.35% payable to the Fund, collateralized by Par USD 800 Dominican Republic Government Bond, 7.45% due 4/30/2044 and a market value of $835(10)	900	900
Merrill Lynch International, Dated 9/4/25, with an interest rate of 2.75% payable to the Fund, collateralized by Par USD 600 HTA Group Ltd., 7.50% due 6/4/2029 and a market value of $611(10)	632	632
Morgan Stanley & Co International plc, Dated 1/26/26, with an interest rate of 1.25% payable to the Fund, collateralized by Par USD 500 Pegasus Hava Tasimaciligi A/S, 8.00% due 9/11/2031 and a market value of $497(10)	542	542
Morgan Stanley & Co International plc, Dated 1/28/26, with an interest rate of 3.45% payable to the Fund, collateralized by Par USD 750 Federal Republic of Nigeria, 7.88% due 2/16/2032 and a market value of $760(10)	809	809
Morgan Stanley & Co International plc, Dated 10/15/25, with an interest rate of 3.00% payable to the Fund, collateralized by Par USD 800 HTA Group Ltd., 7.50% due 6/4/2029 and a market value of $815(10)	849	849
Morgan Stanley & Co International plc, Dated 10/15/25, with an interest rate of 3.10% payable to the Fund, collateralized by Par USD 600 Hudbay Minerals, Inc., 6.13% due 4/1/2029 and a market value of $601(10)	607	607
Morgan Stanley & Co International plc, Dated 11/25/25, with an interest rate of 3.30% payable to the Fund, collateralized by Par USD 1,600 HTA Group Ltd., 7.50% due 6/4/2029 and a market value of $1,630(10)	1,714	1,714
Morgan Stanley & Co International plc, Dated 11/28/25, with an interest rate of 3.10% payable to the Fund, collateralized by Par USD 900 Hudbay Minerals, Inc., 6.13% due 4/1/2029 and a market value of $901(10)	920	920
Morgan Stanley & Co International plc, Dated 12/11/25, with an interest rate of 3.00% payable to the Fund, collateralized by Par USD 1,650 State of Mongolia, 4.45% due 7/7/2031 and a market value of $1,520(10)	1,547	1,547
Morgan Stanley & Co International plc, Dated 12/18/25, with an interest rate of 3.25% payable to the Fund, collateralized by Par USD 1,400 State of Mongolia, 4.45% due 7/7/2031 and a market value of $1,290(10)	1,314	1,314
Morgan Stanley & Co International plc, Dated 12/23/25, with an interest rate of 3.60% payable to the Fund, collateralized by Par USD 900 Federal Republic of Nigeria, 7.88% due 2/16/2032 and a market value of $913(10)	964	964
Morgan Stanley & Co International plc, Dated 2/10/26, with an interest rate of 3.30% payable to the Fund, collateralized by Par USD 2,350 Dominican Republic Government Bond, 7.45% due 4/30/2044 and a market value of $2,453(10)	2,639	2,639

Artisan Partners Funds	27

	Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
Morgan Stanley & Co International plc, Dated 2/10/26, with an interest rate of 3.40% payable to the Fund, collateralized by Par USD 2,600 Federal Republic of Nigeria, 7.88% due 2/16/2032 and a market value of $2,636(10)	2,818	$2,818
Morgan Stanley & Co International plc, Dated 2/13/26, with an interest rate of 1.00% payable to the Fund, collateralized by Par USD 1,570 Pegasus Hava Tasimaciligi A/S, 8.00% due 9/11/2031 and a market value of $1,561(10)	1,709	1,709
Morgan Stanley & Co International plc, Dated 2/13/26, with an interest rate of 1.25% payable to the Fund, collateralized by Par USD 550 Pegasus Hava Tasimaciligi A/S, 8.00% due 9/11/2031 and a market value of $547(10)	599	599
Morgan Stanley & Co International plc, Dated 2/13/26, with an interest rate of 3.00% payable to the Fund, collateralized by Par USD 1,700 HTA Group Ltd., 7.50% due 6/4/2029 and a market value of $1,732(10)	1,779	1,779
Morgan Stanley & Co International plc, Dated 2/13/26, with an interest rate of 3.00% payable to the Fund, collateralized by Par USD 2,200 Islamic Republic of Pakistan, 7.38% due 4/8/2031 and a market value of $2,039(10)	2,294	2,294
Morgan Stanley & Co International plc, Dated 2/13/26, with an interest rate of 3.10% payable to the Fund, collateralized by Par USD 1,090 Hudbay Minerals, Inc., 6.13% due 4/1/2029 and a market value of $1,091(10)	1,125	1,125
Morgan Stanley & Co International plc, Dated 2/13/26, with an interest rate of 3.25% payable to the Fund, collateralized by Par USD 1,300 HTA Group Ltd., 7.50% due 6/4/2029 and a market value of $1,325(10)	1,360	1,360
Morgan Stanley & Co International plc, Dated 2/13/26, with an interest rate of 3.25% payable to the Fund, collateralized by Par USD 1,400 Islamic Republic of Pakistan, 7.38% due 4/8/2031 and a market value of $1,298(10)	1,460	1,460
Morgan Stanley & Co International plc, Dated 2/13/26, with an interest rate of 3.30% payable to the Fund, collateralized by Par USD 3,300 Dominican Republic Government Bond, 7.45% due 4/30/2044 and a market value of $3,445(10)	3,709	3,709
Morgan Stanley & Co International plc, Dated 2/13/26, with an interest rate of 3.40% payable to the Fund, collateralized by Par USD 1,400 Islamic Republic of Pakistan, 7.38% due 4/8/2031 and a market value of $1,298(10)	1,460	1,460
Morgan Stanley & Co International plc, Dated 2/13/26, with an interest rate of 3.50% payable to the Fund, collateralized by Par USD 1,900 Federal Republic of Nigeria, 7.88% due 2/16/2032 and a market value of $1,927(10)	2,059	2,059
Morgan Stanley & Co International plc, Dated 3/19/26, with an interest rate of 3.30% payable to the Fund, collateralized by Par USD 1,500 Dominican Republic Government Bond, 7.45% due 4/30/2044 and a market value of $1,566(10)	1,623	1,623
Morgan Stanley & Co International plc, Dated 3/24/26, with an interest rate of 3.25% payable to the Fund, collateralized by Par USD 830 Windfall Mining Group, Inc., 5.85% due 5/13/2032 and a market value of $844(10)	864	864
Morgan Stanley & Co International plc, Dated 3/3/26, with an interest rate of 3.00% payable to the Fund, collateralized by Par USD 7,555 State of Mongolia, 4.45% due 7/7/2031 and a market value of $6,960(10)	7,183	7,183
Morgan Stanley & Co International plc, Dated 3/3/26, with an interest rate of 3.25% payable to the Fund, collateralized by Par USD 4,900 Republic of Azerbaijan, 3.50% due 9/1/2032 and a market value of $4,521(10)	4,582	4,582
Morgan Stanley & Co International plc, Dated 3/3/26, with an interest rate of 3.40% payable to the Fund, collateralized by Par USD 4,050 Islamic Republic of Pakistan, 7.38% due 4/8/2031 and a market value of $3,754(10)	4,012	4,012
Morgan Stanley & Co International plc, Dated 3/3/26, with an interest rate of 3.45% payable to the Fund, collateralized by Par USD 3,100 Republic of Armenia, 6.75% due 3/12/2035 and a market value of $3,152(10)	3,371	3,371

	Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
Morgan Stanley & Co International plc, Dated 3/6/26, with an interest rate of 3.00% payable to the Fund, collateralized by Par USD 6,700 State of Mongolia, 4.45% due 7/7/2031 and a market value of $6,173(10)	6,368	$6,368
Total Repurchase Agreements (Cost $118,126)		118,126

	Shares Held
INVESTMENT COMPANIES - 7.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 3.55%(11)	74,128	74,128
Federated Hermes Treasury Obligations Fund - Institutional Class, 3.54%(11)	31	31
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 3.59%(11)	31	31
Total investment companies (Cost $74,190)		74,190
Total short-term investments (Cost $461,095)		459,436

MISCELLANEOUS SECURITIES - 0.8%(3)(5)(6)(12)
Total Miscellaneous Securities (Cost $8,086)		8,092
Total investments - 106.2% (Cost $1,063,158)		1,085,100

SECURITIES SOLD SHORT - (13.8)%

COMMON STOCK - (0.5)%

UNITED KINGDOM - (0.5)%
Ashmore Group plc(6) (Proceeds $(3,851))	(1,673)	(4,735)

	Principal Amount
CORPORATE BONDS - (2.1)%

CANADA - (0.3)%
Hudbay Minerals, Inc.
6.13%, 4/1/2029(3)	(3,030)	(3,033)

IVORY COAST - (0.1)%
Endeavour Mining plc
7.00%, 5/28/2030(2)	(1,350)	(1,372)

SOUTH AFRICA - (0.1)%
Windfall Mining Group, Inc.
5.85%, 5/13/2032(2)	(830)	(845)

TANZANIA - (0.9)%
HTA Group Ltd.
7.50%, 6/4/2029(2)	(8,800)	(8,966)

TURKEY - (0.7)%
Pegasus Hava Tasimaciligi A/S
8.00%, 9/11/2031(2)	(7,200)	(7,157)
Total corporate bonds (Proceeds $(21,639))		(21,373)

	Shares Held
EXCHANGE TRADED FUNDS - (2.3)%

Equity Funds - (2.3)%
State Street SPDR S&P Oil & Gas Exploration & Production ETF	(75)	(13,706)

28	Artisan Partners Funds

	Shares Held	Value
Equity Funds (continued)
VanEck Gold Miners ETF	(108)	$(9,906)

Total exchange traded funds (Proceeds $(18,108))		(23,612)

	Principal Amount
SOVEREIGN GOVERNMENT BONDS - (8.9)%

ARMENIA - (0.3)%
Republic of Armenia
6.75%, 3/12/2035(2)	(3,100)	(3,152)

AZERBAIJAN - (0.4)%
Republic of Azerbaijan
3.50%, 9/1/2032(2)	(4,900)	(4,521)

DOMINICAN REPUBLIC - (1.8)%
Dominican Republic Government Bond
7.45%, 4/30/2044(2)	(17,750)	(18,527)

MONGOLIA - (1.7)%
State of Mongolia
4.45%, 7/7/2031(2)	(18,305)	(16,864)

NIGERIA - (1.1)%
Federal Republic of Nigeria
7.88%, 2/16/2032(2)	(11,300)	(11,458)

PAKISTAN - (1.6)%
Islamic Republic of Pakistan
7.38%, 4/8/2031(2)	(17,400)	(16,127)

URUGUAY - (0.7)%
Oriental Republic of Uruguay
4.13%, 11/20/2045	(8,100)	(6,917)

UZBEKISTAN - (1.3)%
Republic of Uzbekistan International Bond
6.90%, 2/28/2032(2)	(12,800)	(13,380)
Total sovereign government bonds (Proceeds $(92,763))		(90,946)
Total securities sold short (Proceeds $(136,361))		(140,666)
Total investments after securities sold short - 92.4% (Cost $926,797)		944,434
Other assets less liabilities - 7.6%		77,465

Total net assets - 100.0%#		$1,021,899

(1)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future upon a contingent predetermined trigger. The interest rate shown was the current rate as of March 31, 2026.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the value of these securities was $202,362 or 19.8% of net assets.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Defaulted security and/or issuer.
(5)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(6)	Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners Funds and administered by the valuation designee. In total, securities valued at a fair value were $73,279, or 7.2% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(7)	Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the rate in effect as of March 31, 2026.
(8)	One contract is equal to 1 share.
(9)	Yield to maturity.
(10)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(11)	Represents the current yield as of March 31, 2026.
(12)	Represents one or more unrestricted previously undisclosed securities which the Fund has held for less than one year.
PORTFOLIO DIVERSIFICATION *
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$8,561	0.9%
Consumer Staples	2,735	0.3
Energy	85,108	9.0
Financials	94,678	10.0
Industrials	(1,389)	-0.1
Investment Funds	(8,751)	-0.9
Materials	31,112	3.3
Mutual Funds	5,486	0.6
Real Estate	— ^	— ^
Sovereign Government Securities	255,429	27.0
Utilities	3,937	0.4
Miscellaneous Securities	8,092	0.9
Short-Term Investments	459,436	48.6
Total investments	$944,434	100.0%

*	Portfolio diversification is net of positions held short.

Artisan Partners Funds	29

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL**	130,577	USD	25,120	JPM	4/2/2026	88
BRL**	2,734	USD	521	SCB	4/2/2026	7
HUF	2,955,000	EUR	7,652	SCB	4/2/2026	41
KZT**	1,510,000	USD	3,002	JPM	4/2/2026	165
RON	5,500	EUR	1,076	SCB	4/2/2026	4
RON	26,765	USD	6,051	SCB	4/2/2026	17
USD	6,189	RON	26,765	SCB	4/2/2026	120
TJS**	6,723	USD	579	ICBCSB	4/6/2026	122
ARS**	7,504,277	USD	5,154	JPM	4/13/2026	255
GHS	2,857	USD	228	JPM	4/14/2026	31
KZT**	2,200,000	USD	4,447	SG	4/16/2026	138
USD	4,832	EGP**	247,916	JPM	4/16/2026	334
ARS**	1,600,000	USD	1,127	JPM	4/20/2026	18
BRL**	7,700	USD	1,471	JPM	4/20/2026	11
USD	678	EGP**	32,500	JPM	4/20/2026	92
INR**	192,881	USD	2,050	JPM	4/24/2026	1
INR**	1,226,619	USD	13,035	SCB	4/24/2026	5
USD	568	INR**	53,442	JPM	4/24/2026	—	^
KZT**	58,067	USD	119	DB	4/30/2026	1
KZT**	2,328,866	USD	4,409	ICBCSB	4/30/2026	416
KZT**	1,510,000	USD	3,086	JPM	4/30/2026	43
KZT**	1,398,390	USD	2,503	SG	4/30/2026	395
KZT**	1,000,000	USD	1,867	SCB	4/30/2026	205
RSD	1,269,400	EUR	10,762	JPM	4/30/2026	25
USD	312	EGP**	15,520	CITI	4/30/2026	37
USD	369	EGP**	18,377	ICBCSB	4/30/2026	43
USD	1,516	EGP**	75,102	JPM	4/30/2026	183
USD	913	EGP**	45,199	CITI	5/4/2026	114
USD	4,566	EGP**	226,000	JPM	5/4/2026	570
USD	1,827	EGP**	90,501	SCB	5/4/2026	228
BRL**	154,908	USD	29,368	JPM	5/5/2026	342
HUF	2,955,000	EUR	7,564	SCB	5/5/2026	107
KZT**	535,668	USD	960	SG	5/8/2026	147
ARS**	1,470,000	USD	956	CITI	5/11/2026	77
EUR	2,326	RSD	273,610	JPM	5/11/2026	3
RSD	1,238,830	EUR	10,508	JPM	5/11/2026	11
AZN**	1,600	USD	907	SCB	6/3/2026	31
USD	1,815	BWP	26,000	SCB	6/8/2026	21
BDT**	14,329	USD	115	JPM	6/9/2026	1
TRY	29,127	USD	596	SCB	6/10/2026	10
USD	606	TRY	29,127	SCB	6/10/2026	—	^
UZS**	41,648,855	USD	3,359	DB	6/11/2026	7
EUR	8,674	USD	9,989	SCB	6/17/2026	73
MXN	185,600	USD	10,240	SCB	6/17/2026	46
PEN**	22,900	USD	6,525	JPM	6/17/2026	29
USD	9,912	CLP**	8,892,700	JPM	6/17/2026	305
USD	942	IDR**	15,998,357	JPM	6/17/2026	2
USD	17,791	INR**	1,678,321	JPM	6/17/2026	108
USD	8,915	MXN	160,300	SCB	6/17/2026	31
USD	55,519	PEN**	190,725	JPM	6/17/2026	936
USD	17,395	THB	561,420	SCB	6/17/2026	265
USD	29,784	ZAR	501,473	SCB	6/17/2026	320
ARS**	4,512,150	USD	2,980	JPM	6/18/2026	113
UZS**	30,000,000	USD	2,412	ICBCSB	6/25/2026	5
ARS**	5,487,502	USD	3,608	JPM	6/26/2026	134
UZS**	11,392,000	USD	838	JPM	7/7/2026	77
ARS**	1,537,000	USD	968	CITI	7/13/2026	67
USD	2,495	EGP**	126,300	ICBCSB	7/14/2026	328
USD	3,884	EGP**	196,300	SG	7/14/2026	516
ISK	2,278,600	EUR	15,484	CITI	7/20/2026	180
ISK	373,310	EUR	2,516	JPM	7/20/2026	53
ARS**	1,567,000	USD	950	JPM	8/10/2026	85
BDT**	53,090	USD	415	SCB	8/10/2026	9
ARS**	801,428	USD	503	CITI	8/12/2026	26
USD	1,866	EGP**	94,350	JPM	8/13/2026	266
USD	1,890	EGP**	94,350	SG	8/13/2026	290
KZT**	781,000	USD	1,368	SCB	8/14/2026	189

FOREIGN CURRENCY FORWARD CONTRACTS (continued)

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BDT**	43,595	USD	344	JPM	9/9/2026	2
USD	4,809	EGP**	252,946	JPM	10/20/2026	634
USD	2,636	EGP**	143,519	JPM	10/29/2026	275
ARS**	862,067	USD	503	CITI	11/12/2026	29
ARS**	507,891	USD	302	JPM	11/12/2026	12
KZT**	799,913	USD	1,356	SG	11/12/2026	187
UZS**	53,700,000	USD	4,091	ICBCSB	11/12/2026	97
AMD**	363,070	USD	925	ICBCSB	11/13/2026	24
KZT**	800,000	USD	1,353	ICBCSB	11/13/2026	189
AMD**	110,400	USD	281	CITI	11/17/2026	8
ARS**	1,044,344	USD	626	JPM	11/19/2026	15
UZS**	20,900,000	USD	1,595	DB	11/20/2026	32
ARS**	719,283	USD	420	CITI	12/10/2026	15
AZN**	517	USD	288	JPM	12/15/2026	11
ARS**	3,266,830	USD	1,904	JPM	12/23/2026	53
USD	3,555	EGP**	191,600	DB	1/12/2027	488
USD	374	EGP**	20,100	SG	1/12/2027	52
USD	1,778	EGP**	95,800	SCB	1/12/2027	245
ARS**	1,477,769	USD	813	JPM	2/10/2027	46
USD	7,957	UGX	30,212,368	SCB	2/26/2027	433
USD	1,442	UGX	5,487,632	SCB	3/2/2027	77
UZS**	69,742,999	USD	5,166	DB	5/12/2027	76
AMD**	497,770	USD	1,185	JPM	11/14/2028	60
Total unrealized appreciation						11,979
BRL**	14,097	USD	2,724	JPM	4/2/2026	(3)
EUR	7,558	HUF	2,955,000	SCB	4/2/2026	(149)
EUR	1,079	RON	5,500	SCB	4/2/2026	(—)^
USD	28,121	BRL**	147,408	JPM	4/2/2026	(336)
USD	3,118	KZT**	1,510,000	JPM	4/2/2026	(49)
USD	1,775	UZS**	21,825,109	ICBCSB	4/6/2026	(14)
USD	1,481	INR**	139,438	JPM	4/24/2026	(1)
USD	13,028	INR**	1,226,620	SCB	4/24/2026	(13)
EUR	13,095	RSD	1,543,010	JPM	4/30/2026	(15)
RSD	273,610	EUR	2,328	JPM	4/30/2026	(5)
USD	8,878	KZT**	4,350,000	JPM	4/30/2026	(135)
EUR	7,623	HUF	2,955,000	SCB	5/5/2026	(39)
RON	5,500	EUR	1,075	SCB	5/5/2026	(—)^
USD	2,241	RON	9,934	SCB	5/5/2026	(7)
EUR	2,226	RSD	262,300	CITI	5/11/2026	(1)
EUR	1,891	RSD	222,880	SCB	5/11/2026	(1)
TRY	74,600	USD	1,600	SCB	5/13/2026	(6)
USD	1,590	TRY	74,600	SCB	5/13/2026	(5)
EUR	21,243	RON	109,500	SCB	6/5/2026	(109)
EUR	6,400	USD	7,450	SCB	6/17/2026	(27)
IDR**	6,835,381	USD	404	JPM	6/17/2026	(3)
INR**	765,000	USD	8,231	JPM	6/17/2026	(171)
PEN**	41,212	USD	11,901	JPM	6/17/2026	(106)
PEN**	4,444	USD	1,283	SCB	6/17/2026	(11)
USD	8,040	COP**	30,405,417	JPM	6/17/2026	(90)
USD	118,232	EUR	102,493	SCB	6/17/2026	(651)
USD	1,388	MXN	25,300	SCB	6/17/2026	(15)
USD	4,534	ZAR	78,450	SCB	6/17/2026	(75)
UZS**	14,500,000	USD	1,172	JPM	7/6/2026	(7)
USD	1,052	BWP	16,530	SCB	7/17/2026	(80)
USD	1,403	BWP	22,934	SCB	7/27/2026	(165)
INR**	1,180,000	USD	12,624	JPM	7/31/2026	(257)
USD	702	BWP	11,502	SCB	8/19/2026	(82)
USD	702	BWP	11,655	SCB	8/21/2026	(92)
USD	702	BWP	11,674	SCB	8/25/2026	(93)
USD	490	BWP	7,794	CITI	9/8/2026	(39)
BDT**	28,741	USD	228	JPM	9/21/2026	(—)^
BDT**	174,800	USD	1,384	JPM	10/13/2026	(4)
USD	2,387	BWP	38,589	CITI	10/14/2026	(214)
BDT**	86,000	USD	683	JPM	10/22/2026	(5)
USD	1,390	BWP	22,568	CITI	11/19/2026	(120)
UZS**	31,650,000	USD	2,463	DB	12/7/2026	(8)
USD	1,183	BWP	19,950	CITI	12/15/2026	(145)

30	Artisan Partners Funds

FOREIGN CURRENCY FORWARD CONTRACTS (continued)

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
KES**	220,250	USD	1,629	SCB	1/28/2027	(54)
USD	1,568	KES**	220,250	SCB	1/28/2027	(6)
KES**	110,120	USD	814	SCB	1/29/2027	(27)
USD	784	KES**	110,120	SCB	1/29/2027	(3)
UGX	30,212,368	USD	7,757	SCB	2/26/2027	(233)
UGX	5,487,632	USD	1,405	SCB	3/2/2027	(40)
UZS**	5,620,000	USD	429	DB	7/20/2027	(12)
UZS**	53,700,000	USD	4,042	SCB	7/22/2027	(56)
UZS**	15,484,819	USD	1,122	DB	12/13/2027	(2)
Total unrealized depreciation						(3,781)
Net unrealized appreciation						8,198

**	Non-deliverable.

FUTURES CONTRACTS

Values in thousands

Description	No. of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Long Position Contracts
Euro-Bund	214	6/8/2026	EUR	21,400	31,015	(502)
U.S. Treasury 2 Year Note	225	6/30/2026	USD	45,000	46,675	22
U.S. Treasury Long Bond	178	6/18/2026	USD	17,800	20,270	(615)
Platinum	19	7/29/2026	USD	1	1,872	14
						(1,081)
Short Position Contracts
Euro-Bobl	(63)	6/8/2026	EUR	(6,300)	(8,405)	103
Euro-BTP	(116)	6/8/2026	EUR	(11,600)	(15,591)	466
Euro-Buxl	(8)	6/8/2026	EUR	(800)	(1,020)	7
Euro-OAT	(168)	6/8/2026	EUR	(16,800)	(23,048)	480
S&P 500 E-Mini Index	(97)	6/18/2026	USD	(5)	(31,868)	512
U.S. Treasury 5 Year Note	(860)	6/30/2026	USD	(86,000)	(93,035)	949
U.S. Treasury 10 Year Note	(311)	6/18/2026	USD	(31,100)	(34,536)	414
U.S. Treasury 10 Year Ultra Note	(253)	6/18/2026	USD	(25,300)	(28,719)	432
						3,363
Net unrealized appreciation						2,282

The Fund has recorded a liability of $1,171 as of March 31, 2026, related to the current day’s variation margin related to these contracts.

Artisan Partners Funds	31

CENTRALLY CLEARED CREDIT DEFAULT SWAPS - BUY PROTECTION

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount ($)	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Arab Republic of Egypt	1.00	Quarterly	12/20/2030	51,025	4,508	1,542	6,050
Bank of China Ltd.	1.00	Quarterly	6/20/2029	550	(3)	(7)	(10)
Bank of China Ltd.	1.00	Quarterly	12/20/2029	780	(12)	(3)	(15)
Bank of China Ltd.	1.00	Quarterly	6/20/2030	2,140	(50)	6	(44)
Export-Import Bank of China (The)	1.00	Quarterly	6/20/2029	550	(4)	(6)	(10)
Export-Import Bank of China (The)	1.00	Quarterly	12/20/2029	780	(12)	(3)	(15)
Export-Import Bank of China (The)	1.00	Quarterly	6/20/2030	2,140	(48)	2	(46)
Federative Republic of Brazil	1.00	Quarterly	12/20/2035	26,250	2,404	(91)	2,313
French Republic	0.25	Quarterly	6/20/2034	12,430	269	(27)	242
French Republic	0.25	Quarterly	12/20/2034	5,620	160	(35)	125
Hungary	1.00	Quarterly	6/20/2027	965	10	(19)	(9)
Hungary	1.00	Quarterly	6/20/2028	300	4	(8)	(4)
Hungary	1.00	Quarterly	12/20/2028	1,600	14	(29)	(15)
Hungary	1.00	Quarterly	6/20/2029	6,550	23	(70)	(47)
Hungary	1.00	Quarterly	12/20/2029	1,267	6	(12)	(6)
Hungary	1.00	Quarterly	6/20/2030	6,084	58	(69)	(11)
Kingdom of Bahrain	1.00	Quarterly	12/20/2030	33,825	1,592	1,171	2,763
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2029	6,700	(83)	10	(73)
Kingdom of Saudi Arabia	1.00	Quarterly	12/20/2030	20,600	(200)	25	(175)
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2031	13,200	(79)	(13)	(92)
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2032	1,070	(8)	5	(3)
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2033	2,220	(21)	24	3
Kingdom of Saudi Arabia	1.00	Quarterly	12/20/2033	8,085	(44)	75	31
Kingdom of Saudi Arabia	1.00	Quarterly	12/20/2034	23,980	45	159	204
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2035	20,600	(12)	232	220
Kingdom of Saudi Arabia	1.00	Quarterly	12/20/2035	37,800	225	260	485
Kingdom of Spain	1.00	Quarterly	6/20/2032	570	(8)	(16)	(24)
Kingdom of Spain	1.00	Quarterly	6/20/2033	1,170	(18)	(34)	(52)
Kingdom of Spain	1.00	Quarterly	12/20/2033	915	(16)	(25)	(41)
Kingdom of Spain	1.00	Quarterly	12/20/2034	4,270	(112)	(87)	(199)
Kingdom of Spain	1.00	Quarterly	12/20/2035	8,300	(408)	10	(398)
Markit CDX North American Emerging Markets Index Series 42-V1	1.00	Quarterly	12/20/2029	6,640	118	(74)	44
Markit CDX North American Emerging Markets Index Series 44-V1	1.00	Quarterly	12/20/2030	29,450	325	247	572
Markit CDX North American Emerging Markets Index Series 45-V1	1.00	Quarterly	6/20/2031	16,600	705	— ^	705
Markit CDX North American High Yield Index Series 43-V3	5.00	Quarterly	12/20/2029	10,740	(684)	51	(633)
Markit CDX North American High Yield Index Series 44-V2	5.00	Quarterly	6/20/2030	3,700	(257)	37	(220)
Markit CDX North American High Yield Index Series 45-V2	5.00	Quarterly	12/20/2030	3,250	(285)	110	(175)
Markit CDX North American High Yield Index Series 46-V1	5.00	Quarterly	6/20/2031	34,750	(1,411)	(312)	(1,723)
Occidental Petroleum Corp.	1.00	Quarterly	6/20/2030	3,600	12	(63)	(51)
Oman Government International Bond	1.00	Quarterly	12/20/2030	17,147	(148)	72	(76)

32	Artisan Partners Funds

CENTRALLY CLEARED CREDIT DEFAULT SWAPS - BUY PROTECTION (continued)

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount ($)	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Penerbangan Malaysia Bhd.	1.00	Quarterly	12/20/2030	27,855	(766)	82	(684)
Petrobras Global Finance BV	1.00	Quarterly	12/20/2027	390	11	(14)	(3)
Petrobras Global Finance BV	1.00	Quarterly	12/20/2030	2,250	45	(20)	25
Republic of Chile	1.00	Quarterly	6/20/2028	750	(3)	(8)	(11)
Republic of Chile	1.00	Quarterly	12/20/2028	4,410	(54)	(17)	(71)
Republic of Chile	1.00	Quarterly	12/20/2030	5,549	(136)	36	(100)
Republic of Chile	1.00	Quarterly	6/20/2032	950	35	(48)	(13)
Republic of Chile	1.00	Quarterly	12/20/2034	3,250	6	(21)	(15)
Republic of Chile	1.00	Quarterly	6/20/2035	6,500	(111)	98	(13)
Republic of Chile	1.00	Quarterly	12/20/2035	8,850	(120)	112	(8)
Republic of Colombia	1.00	Quarterly	12/20/2030	2,300	84	24	108
Republic of Colombia	1.00	Quarterly	6/20/2035	13,350	1,976	7	1,983
Republic of Colombia	1.00	Quarterly	12/20/2035	16,900	2,664	9	2,673
Republic of Indonesia	1.00	Quarterly	12/20/2027	515	1	(5)	(4)
Republic of Indonesia	1.00	Quarterly	6/20/2028	1,800	(9)	(6)	(15)
Republic of Indonesia	1.00	Quarterly	12/20/2028	5,520	(41)	(2)	(43)
Republic of Indonesia	1.00	Quarterly	12/20/2029	17,600	(91)	(13)	(104)
Republic of Indonesia	1.00	Quarterly	6/20/2030	1,800	(19)	11	(8)
Republic of Indonesia	1.00	Quarterly	6/20/2035	7,650	135	96	231
Republic of Indonesia	1.00	Quarterly	12/20/2035	19,650	448	219	667
Republic of Indonesia	1.00	Quarterly	6/20/2036	4,200	174	— ^	174
Republic of Italy	1.00	Quarterly	6/20/2034	4,815	34	(165)	(131)
Republic of Italy	1.00	Quarterly	12/20/2034	4,500	8	(126)	(118)
Republic of Kazakhstan	1.00	Quarterly	6/20/2028	2,085	21	(40)	(19)
Republic of Kazakhstan	1.00	Quarterly	6/20/2029	325	(1)	(1)	(2)
Republic of Panama	1.00	Quarterly	12/20/2030	2,300	28	(10)	18
Republic of Panama	1.00	Quarterly	12/20/2033	29,250	1,839	(420)	1,419
Republic of Peru	1.00	Quarterly	6/20/2028	280	— ^	(3)	(3)
Republic of Peru	1.00	Quarterly	12/20/2028	3,560	(31)	(14)	(45)
Republic of Peru	1.00	Quarterly	12/20/2030	12,350	(184)	76	(108)
Republic of Peru	1.00	Quarterly	6/20/2032	300	10	(10)	— ^
Republic of Peru	1.00	Quarterly	12/20/2032	2,210	44	(38)	6
Republic of Peru	1.00	Quarterly	6/20/2035	8,600	74	114	188
Republic of Peru	1.00	Quarterly	12/20/2035	9,100	142	84	226
Republic of Poland	1.00	Quarterly	6/20/2027	325	1	(4)	(3)
Republic of Poland	1.00	Quarterly	12/20/2027	160	1	(3)	(2)
Republic of Poland	1.00	Quarterly	6/20/2028	1,110	(5)	(10)	(15)
Republic of Poland	1.00	Quarterly	12/20/2028	1,100	(9)	(8)	(17)
Republic of Poland	1.00	Quarterly	6/20/2029	3,540	(40)	(21)	(61)
Republic of Poland	1.00	Quarterly	12/20/2029	1,200	(15)	(6)	(21)
Republic of South Africa	1.00	Quarterly	6/20/2028	600	20	(19)	1
Republic of South Africa	1.00	Quarterly	6/20/2029	9,850	319	(201)	118
Republic of South Africa	1.00	Quarterly	12/20/2029	32,770	1,116	(480)	636
Republic of South Africa	1.00	Quarterly	6/20/2030	9,300	382	(135)	247
Republic of South Africa	1.00	Quarterly	6/20/2031	31,100	1,406	1	1,407
Republic of South Africa	1.00	Quarterly	6/20/2032	765	70	(20)	50
Republic of South Africa	1.00	Quarterly	12/20/2032	220	25	(8)	17
Republic of South Africa	1.00	Quarterly	6/20/2033	2,445	306	(100)	206
Republic of South Africa	1.00	Quarterly	12/20/2033	2,235	295	(84)	211
Republic of South Africa	1.00	Quarterly	6/20/2035	17,850	1,897	279	2,176
Republic of South Africa	1.00	Quarterly	12/20/2035	24,900	2,417	825	3,242
Republic of Turkiye (The)	1.00	Quarterly	6/20/2030	9,700	633	(17)	616
Republic of Turkiye (The)	1.00	Quarterly	12/20/2030	7,000	329	208	537
Republic of Turkiye (The)	1.00	Quarterly	6/20/2031	18,100	1,588	1	1,589
Republic of Turkiye (The)	1.00	Quarterly	6/20/2034	10,380	1,520	132	1,652
Republic of Turkiye (The)	1.00	Quarterly	6/20/2035	9,300	1,638	22	1,660
Republic of Turkiye (The)	1.00	Quarterly	12/20/2035	3,800	523	189	712
Romania	1.00	Quarterly	12/20/2030	33,120	567	189	756

Artisan Partners Funds	33

CENTRALLY CLEARED CREDIT DEFAULT SWAPS - BUY PROTECTION (continued)

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount ($)	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
State of Qatar	1.00	Quarterly	6/20/2029	5,900	(90)	(20)	(110)
State of Qatar	1.00	Quarterly	6/20/2030	13,000	(281)	4	(277)
State of Qatar	1.00	Quarterly	12/20/2030	45,800	(1,389)	394	(995)
State of Qatar	1.00	Quarterly	6/20/2031	18,700	(427)	14	(413)
State of Qatar	1.00	Quarterly	12/20/2032	200	(3)	(1)	(4)
State of Qatar	1.00	Quarterly	6/20/2033	1,500	(24)	(7)	(31)
State of Qatar	1.00	Quarterly	12/20/2034	7,255	(168)	33	(135)
State of Qatar	1.00	Quarterly	6/20/2035	6,110	(191)	81	(110)
State of Qatar	1.00	Quarterly	12/20/2035	23,100	(817)	417	(400)
United Mexican States	1.00	Quarterly	12/20/2027	175	1	(2)	(1)
United Mexican States	1.00	Quarterly	6/20/2028	580	— ^	(5)	(5)
United Mexican States	1.00	Quarterly	12/20/2028	3,195	(11)	(17)	(28)
United Mexican States	1.00	Quarterly	6/20/2029	1,700	(3)	(11)	(14)
United Mexican States	1.00	Quarterly	12/20/2030	15,700	(90)	94	4
United Mexican States	1.00	Quarterly	6/20/2034	7,350	364	(86)	278
United Mexican States	1.00	Quarterly	12/20/2035	16,550	735	170	905
Total buy protection					25,358	4,810	30,168

34	Artisan Partners Funds

CENTRALLY CLEARED CREDIT DEFAULT SWAPS - SELL PROTECTION

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Received by the Fund (%)	Frequency of Payment Made/Received	Termination Date	Implied Credit Spread (%)	Notional Amount*** ($)	Upfront Payments (Receipts) ($)		Unrealized Appreciation (Depreciation) ($)		Value ($)
Federative Republic of Brazil	1.00	Quarterly	6/20/2026	0.49	2,050	1		2		3
Federative Republic of Brazil	1.00	Quarterly	12/20/2026	0.54	400	—	^	1		1
Republic of Colombia	1.00	Quarterly	6/20/2026	0.84	2,050	1		—	^	1
Republic of Colombia	1.00	Quarterly	12/20/2026	0.87	400	1^		—	^	1
Republic of South Africa	1.00	Quarterly	6/20/2026	0.69	3,200	1		2		3
Republic of Turkiye (The)	1.00	Quarterly	6/20/2027	1.59	7,867	(72)		20		(52)
Romania	1.00	Quarterly	6/20/2026	0.60	3,150	—	^	4		4
Total sell protection					19,117	(68)		29		(39)

***	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At March 31, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller is equal to the notional amount.

CENTRALLY CLEARED INTEREST RATE SWAPS

Notional amounts and values in thousands and reported in USD unless otherwise stated

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 month JIBAR quarterly	7.13 quarterly	Receive	8/19/2030	ZAR 15,800	—	16	16
1 day CDI at termination	13.29 at termination	Receive	1/2/2029	BRL 48,350	182	(63)	119
1 day MIBOR semi-annually	6.07 semi-annually	Pay	1/30/2027	INR 683,000	(1)	12	11
3 month KLIBOR quarterly	3.54 quarterly	Receive	12/4/2035	MYR 18,200	31	47	78
Total positive value					212	12	224
1 day CDI at termination	13.40 at termination	Pay	1/3/2028	BRL 32,100	—	(95)	(95)
1 day CDI at termination	13.28 at termination	Pay	1/3/2028	BRL 228,000	(5)	(772)	(777)
1 day MIBOR semi-annually	5.64 semi-annually	Pay	10/24/2030	INR 947,000	(37)	(377)	(414)
1 day CDI at termination	12.75 at termination	Pay	1/2/2029	BRL 20,200	—	(113)	(113)
1 day MIBOR semi-annually	6.29 semi-annually	Pay	11/4/2029	INR 198,600	17	(34)	(17)
1 day MIBOR semi-annually	5.76 semi-annually	Pay	4/9/2030	INR 25,000	—	(8)	(8)
1 day MIBOR semi-annually	5.94 semi-annually	Pay	1/16/2031	INR 615,600	(57)	(149)	(206)
1 day MIBOR semi-annually	6.19 semi-annually	Pay	5/26/2033	INR 45,100	—	(17)	(17)
Total negative value					(82)	(1,565)	(1,647)
Total					130	(1,553)	(1,423)

The Fund has recorded a liability of $1,086 as of March 31, 2026, related to the current day’s variation margin associated with all centrally cleared swap contracts.

Artisan Partners Funds	35

OTC CREDIT DEFAULT SWAPS - BUY PROTECTION

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/ Received	Counterparty	Termination Date	Notional Amount ($)	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)		Value ($)
China Construction Bank Corp.	1.00	Quarterly	MS	6/20/2030	1,000	(24)	2		(22)
China Construction Bank Corp.	1.00	Quarterly	MS	6/20/2030	1,200	(32)	6		(26)
China Construction Bank Corp/London	1.00	Quarterly	JPM	6/20/2029	550	(3)	(8)		(11)
China Construction Bank Corp/London	1.00	Quarterly	MS	6/20/2029	200	(3)	(1)		(4)
China Construction Bank Corp/London	1.00	Quarterly	MS	6/20/2029	450	(10)	1		(9)
China Construction Bank Corp/London	1.00	Quarterly	MS	6/20/2029	130	(3)	—	^	(3)
Industrial & Commercial Bank of China Ltd.	1.00	Quarterly	JPM	6/20/2029	450	(2)	(7)		(9)
Industrial & Commercial Bank of China Ltd.	1.00	Quarterly	MS	6/20/2029	400	(7)	(1)		(8)
Industrial & Commercial Bank of China Ltd.	1.00	Quarterly	MS	6/20/2029	100	(2)	(—	)^	(2)
Industrial & Commercial Bank of China Ltd.	1.00	Quarterly	MS	6/20/2029	230	(5)	—	^	(5)
Industrial & Commercial Bank of China Ltd.	1.00	Quarterly	MS	6/20/2029	160	(3)	—	^	(3)
Industrial & Commercial Bank of China Ltd.	1.00	Quarterly	MS	6/20/2030	440	(10)	1		(9)
Industrial & Commercial Bank of China Ltd.	1.00	Quarterly	MS	6/20/2030	1,800	(47)	7		(40)
Total						(151)	(—	)^	(151)

OTC INTEREST RATE SWAPS

Values in thousands

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Counterparty	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 month KLIBOR quarterly	3.78 quarterly	Receive	GS	3/14/2033	MYR 2,210	5	(11)	(6)
3 month KLIBOR quarterly	3.98 quarterly	Receive	GS	8/15/2033	MYR 1,550	1	(10)	(9)
3 month KLIBOR quarterly	3.60 quarterly	Receive	JPM	11/1/2029	MYR 9,700	(3)	(7)	(10)
3 month KLIBOR quarterly	3.76 quarterly	Receive	JPM	2/13/2035	MYR 350	—	(— )^	— ^
3 month KLIBOR quarterly	3.76 quarterly	Receive	JPM	2/13/2035	MYR 3,400	—	(3)	(3)
Total						3	(31)	(28)

36	Artisan Partners Funds

OTC TOTAL RETURN SWAP CONTRACTS

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount ($)	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Uzbekistan	1 Day SOFR + 1.25%	Total return of the reference entity	Quarterly	ICBCSB	2/4/2029	2,468	—	81	81
Republic of Uzbekistan	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	ICBCSB	2/4/2029	2,809	—	72	72
Republic of Uzbekistan Treasury Bill	1 Day SOFR + 1.25%	Total return of the reference entity	Quarterly	ICBCSB	2/4/2027	2,809	—	25	25
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	4/28/2026	258	—	10	10
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	4/29/2026	563	—	50	50
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	5/17/2026	680	—	51	51
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	5/25/2026	960	—	117	117
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	5/27/2026	1,406	—	100	100
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	6/5/2026	2,560	—	528	528
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	6/22/2026	273	—	22	22
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	6/23/2026	817	—	87	87
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	6/27/2026	998	—	189	189
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	6/28/2026	1,477	—	281	281
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	7/26/2026	2,316	—	111	111
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	9/29/2026	217	—	5	5
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	9/30/2026	384	—	16	16
Republic of Uzbekistan	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	ICBCSB	2/4/2029	10,037	—	(97)	(97)
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	6/2/2026	368	—	(10)	(10)
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	8/16/2026	888	—	(18)	(18)
Republic of Zambia	1 Day SOFR + 0.85%	Total return of the reference entity	Quarterly	JPM	8/21/2026	1,323	—	(26)	(26)
							—	1,594	1,594

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	37

ARTISAN GLOBAL VALUE FUND

Schedule of Investments — March 31, 2026 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.8%

BELGIUM - 0.9%
Groupe Bruxelles Lambert NV(1)	305	$27,570

FRANCE - 5.8%
Danone SA(1)	1,174	94,310
Sodexo SA(1)	400	20,559
TotalEnergies SE(1)	586	54,061
		168,930
GERMANY - 4.8%
Daimler Truck Holding AG(1)	542	25,817
Heidelberg Materials AG(1)	556	114,585
		140,402
IRELAND - 0.9%
Ryanair Holdings plc(1)	908	25,726

NETHERLANDS - 8.0%
Akzo Nobel NV(1)	394	22,630
Heineken NV(1)	788	60,663
Koninklijke Philips NV(1)	3,395	92,996
Universal Music Group NV(1)	2,872	55,693
		231,982
SOUTH KOREA - 5.3%
Samsung Electronics Co. Ltd.(1)	1,386	155,679

SWITZERLAND - 4.7%
Cie Financiere Richemont SA(1)	333	59,309
UBS Group AG(1)	1,971	76,662
		135,971
UNITED KINGDOM - 10.2%
BAE Systems plc(1)	1,502	43,708
Compass Group plc(1)	3,008	83,570
Diageo plc(1)	4,190	77,861
Lloyds Banking Group plc(1)	44,199	54,628
Reckitt Benckiser Group plc(1)	568	38,515
		298,282
UNITED STATES - 53.2%
Alphabet, Inc., Class A	457	131,537
American Express Co.	372	112,470
Aon plc, Class A	138	44,390
Axalta Coating Systems Ltd.*	837	23,193
Bank of New York Mellon Corp. (The)	1,186	140,716
Berkshire Hathaway, Inc., Class B*	198	94,730
Charles Schwab Corp. (The)	1,416	133,065
Citigroup, Inc.	926	105,027
Elevance Health, Inc.	366	107,142
Henry Schein, Inc.*	498	36,672
IQVIA Holdings, Inc.*	322	54,925
Lam Research Corp.	280	59,856
Marsh & McLennan Cos., Inc.	392	68,008
Meta Platforms, Inc., Class A	190	108,494
Novartis AG(1)	820	124,514
Progressive Corp. (The)	418	82,937
Shell plc(1)	2,674	124,865
		1,552,541
Total common stocks
(Cost $1,596,549)		2,737,083

	Shares Held	Value
SHORT-TERM INVESTMENT - 5.4%

INVESTMENT COMPANY - 5.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 3.55%(2) (Cost $157,596)	157,596	$157,596

Total investments - 99.2%
(Cost $1,754,145)		2,894,679

Other assets less liabilities - 0.8%		22,649

Total net assets - 100.0%#		$2,917,328

(1)	Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners Funds and administered by the valuation designee. In total, securities valued at a fair value were $1,433,921, or 49.2% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(2)	Represents the current yield as of March 31, 2026.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$295,724	10.2%
Consumer Discretionary	163,438	5.7
Consumer Staples	271,349	9.4
Energy	178,926	6.2
Financials	940,203	32.5
Health Care	416,249	14.4
Industrials	95,251	3.3
Information Technology	215,535	7.4
Materials	160,408	5.5
Short-Term Investment	157,596	5.4
Total investments	$2,894,679	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

38	Artisan Partners Funds

ARTISAN HIGH INCOME FUND

Schedule of Investments — March 31, 2026 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount	Value
CORPORATE BONDS - 65.7%

AEROSPACE & DEFENSE - 0.3%
TransDigm, Inc.
6.25%, 1/31/2034(1)	5,363	$5,422
6.75%, 1/31/2034(1)	22,983	23,284
		28,706
BROADLINE RETAIL - 1.4%
Nordstrom, Inc.
4.00%, 3/15/2027	14,636	14,241
4.38%, 4/1/2030	56,341	52,591
4.25%, 8/1/2031	21,278	19,148
5.00%, 1/15/2044	98,226	65,538
		151,518
BUILDING PRODUCTS - 1.3%
AmeriTex HoldCo Intermediate LLC
7.63%, 8/15/2033(1)	18,973	19,585
CP Atlas Buyer, Inc.
9.75%, 7/15/2030(1)	10,633	9,971
JH North America Holdings, Inc.
5.88%, 1/31/2031(1)	11,425	11,330
6.13%, 7/31/2032(1)	11,425	11,380
Quikrete Holdings, Inc.
6.38%, 3/1/2032(1)	58,446	59,264
6.75%, 3/1/2033(1)	32,340	32,846
		144,376
CAPITAL MARKETS - 0.3%
Jane Street Group
6.13%, 11/1/2032(1)	15,593	15,420
6.75%, 5/1/2033(1)	15,222	15,444
		30,864
CHEMICALS - 1.6%
Methanex Corp.
5.13%, 10/15/2027(2)	28,114	27,939
5.25%, 12/15/2029(2)	91,452	90,540
5.65%, 12/1/2044(2)	4,854	4,332
Methanex US Operations, Inc.
6.25%, 3/15/2032(1)	4,347	4,447
Perimeter Holdings LLC
6.25%, 1/15/2034(1)	18,126	17,777
SK Invictus Intermediate II SARL
5.00%, 10/30/2029(1)	35,487	34,613
		179,648
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Veritiv Operating Co.
10.50%, 11/30/2030(1)	29,753	30,921

CONSTRUCTION & ENGINEERING - 0.3%
Signature Aviation US Holdings, Inc.
4.00%, 3/1/2028(1)	32,372	29,824

CONSUMER FINANCE - 0.2%
OneMain Finance Corp.
7.88%, 3/15/2030	8,312	8,578
6.50%, 3/15/2033	5,044	4,822
6.75%, 9/15/2033	5,044	4,836
		18,236
		Principal Amount	Value
CONTAINERS & PACKAGING - 1.8%
Ardagh Metal Packaging Finance USA LLC
3.25%, 9/1/2028(1)		41,534	$39,502
3.00%, 9/1/2029	EUR	8,242	8,594
4.00%, 9/1/2029(1)		61,846	56,633
Canpack SA
3.88%, 11/15/2029(1)(2)		6,209	5,834
Iris Holding, Inc.
10.00%, 12/15/2028(1)		49,222	40,716
Toucan FinCo. Ltd.
9.50%, 5/15/2030(1)(2)		30,485	26,922
			178,201
DISTRIBUTORS - 0.9%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029(1)		4,150	3,934
Gates Corp.
6.88%, 7/1/2029(1)		28,074	28,805
S&S Holdings LLC
8.38%, 10/1/2031(1)		23,096	20,372
Windsor Holdings III LLC
8.50%, 6/15/2030(1)		43,264	44,816
			97,927
DIVERSIFIED CONSUMER SERVICES - 0.3%
Wand NewCo 3, Inc.
7.63%, 1/30/2032(1)		32,851	33,590

DIVERSIFIED REITS - 0.7%
Global Net Lease, Inc.
3.75%, 12/15/2027(1)		53,117	51,469
4.50%, 9/30/2028(1)		31,343	30,371
			81,840
DIVERSIFIED TELECOMMUNICATION SERVICES - 5.3%
Altice France SA
6.50%, 10/15/2031(1)(2)		15,922	15,100
6.50%, 4/15/2032(1)(2)		35,114	33,270
6.88%, 7/15/2032(1)(2)		84,589	80,151
CCO Holdings LLC
5.13%, 5/1/2027(1)		8,015	8,006
5.00%, 2/1/2028(1)		18,210	18,061
6.38%, 9/1/2029(1)		19,741	19,802
4.75%, 3/1/2030(1)		39,605	37,580
4.50%, 8/15/2030(1)		108,069	100,988
4.25%, 2/1/2031(1)		118,651	108,145
4.50%, 5/1/2032		94,019	83,984
4.25%, 1/15/2034(1)		24,208	20,710
Virgin Media Secured Finance plc
5.50%, 5/15/2029(1)(2)		22,566	21,643
4.50%, 8/15/2030(1)(2)		24,928	22,107
			569,547
ELECTRICAL EQUIPMENT - 1.0%
Regal Rexnord Corp.
6.05%, 4/15/2028		3,998	4,100
6.30%, 2/15/2030		52,835	55,359
6.40%, 4/15/2033		46,270	48,907
			108,366

Artisan Partners Funds	39

	Principal Amount	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
Insight Enterprises, Inc.
6.63%, 5/15/2032(1)	7,247	$6,994

ENERGY EQUIPMENT & SERVICES - 0.1%
Bristow Group, Inc.
6.75%, 2/1/2033(1)	12,745	12,882

FINANCIAL SERVICES - 1.6%
Block, Inc.
5.63%, 8/15/2030(1)	11,492	11,428
3.50%, 6/1/2031	7,513	6,832
6.50%, 5/15/2032	49,364	49,815
6.00%, 8/15/2033(1)	6,129	6,028
Shift4 Payments LLC
6.75%, 8/15/2032(1)	61,249	60,229
WEX, Inc.
6.50%, 3/15/2033(1)	31,235	30,597
		164,929
FOOD PRODUCTS - 0.2%
Chobani Holdco II LLC
8.75% Cash, or 9.50% PIK, 10/1/2029(1)	17,558	18,680

HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
Medline Borrower LP
3.88%, 4/1/2029(1)	175,967	170,224
6.25%, 4/1/2029(1)	30,184	30,757
5.25%, 10/1/2029(1)	59,998	59,469
		260,450
HEALTH CARE PROVIDERS & SERVICES - 0.3%
National Mentor Holdings, Inc.
10.50%, 12/15/2030(1)	35,256	36,390

HEALTH CARE TECHNOLOGY - 0.3%
IQVIA, Inc.
6.25%, 6/1/2032(1)	34,220	34,750

HOTEL & RESORT REITS - 0.7%
RHP Hotel Properties LP
6.50%, 6/15/2033(1)	3,801	3,871
5.75%, 3/15/2034(1)	4,305	4,248
XHR LP
4.88%, 6/1/2029(1)	56,701	54,929
6.63%, 5/15/2030(1)	5,449	5,501
		68,549
HOTELS, RESTAURANTS & LEISURE - 12.6%
Allwyn Entertainment Financing UK plc
7.88%, 4/30/2029(1)(2)	4,065	4,159
Carnival Corp.
4.00%, 8/1/2028(1)	13,445	13,129
5.13%, 5/1/2029(1)	45,453	45,125
5.88%, 6/15/2031(1)	6,358	6,436
5.75%, 8/1/2032(1)	155,990	155,939
6.13%, 2/15/2033(1)	103,588	104,627
Churchill Downs, Inc.
4.75%, 1/15/2028(1)	18,039	17,796
5.75%, 4/1/2030(1)	8,334	8,242
Flutter Treasury DAC
6.38%, 4/29/2029(1)(2)	16,286	16,580
5.88%, 6/4/2031(1)(2)	38,699	38,338
Lindblad Expeditions LLC
7.00%, 9/15/2030(1)	30,632	31,275
Merlin Entertainments Group US Holdings, Inc.
7.38%, 2/15/2031(1)(2)	39,437	32,913
MGM Resorts International
4.63%, 9/1/2026	4,758	4,752
	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE (continued)
MGM Resorts International (continued)
4.75%, 10/15/2028	40,099	$39,349
NCL Corp. Ltd.
7.75%, 2/15/2029(1)	72,482	75,463
5.88%, 1/15/2031(1)	45,676	44,377
6.75%, 2/1/2032(1)	68,108	67,591
6.25%, 9/15/2033(1)	47,782	46,365
NCL Finance Ltd.
6.13%, 3/15/2028(1)	135,465	136,629
Royal Caribbean Cruises Ltd.
5.50%, 4/1/2028(1)	49,465	50,024
6.25%, 3/15/2032(1)	13,336	13,634
6.00%, 2/1/2033(1)	12,378	12,502
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029(1)	68,224	65,163
Six Flags Entertainment Corp.
8.63%, 1/15/2032(1)	7,120	7,131
Station Casinos LLC
4.63%, 12/1/2031(1)	29,589	27,627
TKC Holdings, Inc.
8.50%, 8/15/2030(1)	63,639	64,169
12.00%, 2/15/2031(1)	134,536	138,776
Vail Resorts, Inc.
5.63%, 7/15/2030(1)	15,343	15,216
6.50%, 5/15/2032(1)	39,627	40,074
Viking Cruises Ltd.
5.88%, 10/15/2033(1)	45,319	44,744
Voyager Parent LLC
9.25%, 7/1/2032(1)	12,362	12,834
		1,380,979
HOUSEHOLD DURABLES - 0.2%
Somnigroup International, Inc.
3.88%, 10/15/2031(1)	19,694	17,905

INSURANCE - 12.7%
Acrisure LLC
8.25%, 2/1/2029(1)	39,034	38,589
4.25%, 2/15/2029(1)	17,934	16,927
8.50%, 6/15/2029(1)	39,406	39,032
6.00%, 8/1/2029(1)	123,664	116,121
7.50%, 11/6/2030(1)	33,794	33,897
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(1)	11,678	11,445
6.75%, 10/15/2027(1)	79,202	79,142
5.88%, 11/1/2029(1)	54,415	52,648
7.00%, 1/15/2031(1)	16,488	16,628
6.50%, 10/1/2031(1)	54,287	53,307
7.38%, 10/1/2032(1)	12,473	12,354
AmWINS Group, Inc.
6.38%, 2/15/2029(1)	11,301	11,366
4.88%, 6/30/2029(1)	7,360	7,051
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.
7.50%, 7/15/2033(1)	47,898	45,423
Ardonagh Finco Ltd.
7.75%, 2/15/2031(1)(2)	106,572	107,821
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032(1)(2)	344,850	337,871
Baldwin Insurance Group Holdings LLC
7.13%, 5/15/2031(1)	79,175	79,576
Broadstreet Partners Group LLC
5.88%, 4/15/2029(1)	65,204	63,545
HUB International Ltd.
7.25%, 6/15/2030(1)	54,194	55,517

40	Artisan Partners Funds

		Principal Amount	Value
INSURANCE (continued)
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/2030(1)(2)		82,197	$83,548
6.88%, 10/1/2033(1)(2)		110,730	101,298
7.25%, 10/1/2033(1)(2)	CAD	5,330	3,707
Ryan Specialty LLC
4.38%, 2/1/2030(1)		3,884	3,763
5.88%, 8/1/2032(1)		22,762	22,497
			1,393,073
IT SERVICES - 2.4%
Arches Buyer, Inc.
4.25%, 6/1/2028(1)		202,273	194,746
6.13%, 12/1/2028(1)		64,177	61,463
			256,209
MACHINERY - 1.2%
Calderys Financing II LLC
11.75% Cash, or 12.50% PIK, 6/1/2028(1)		34,714	35,248
Calderys Financing LLC
11.25%, 6/1/2028(1)(2)		38,672	39,980
Chart Industries, Inc.
7.50%, 1/1/2030(1)		18,527	19,248
9.50%, 1/1/2031(1)		12,093	12,703
CTEC II GmbH
5.25%, 2/15/2030(2)	EUR	26,868	27,981
			135,160
MEDIA - 2.4%
CSC Holdings LLC
5.50%, 4/15/2027(1)		12,343	10,706
5.38%, 2/1/2028(1)		8,953	6,621
7.50%, 4/1/2028(1)		57,856	31,841
11.25%, 5/15/2028(1)		16,145	13,193
11.75%, 1/31/2029(1)		11,465	8,291
6.50%, 2/1/2029(1)		21,242	13,540
4.13%, 12/1/2030(1)		3,919	2,352
4.63%, 12/1/2030(1)		103,809	36,631
3.38%, 2/15/2031(1)		2,366	1,390
4.50%, 11/15/2031(1)		16,836	9,982
DISH Network Corp.
11.75%, 11/15/2027(1)		36,618	37,726
EchoStar Corp.
10.75%, 11/30/2029		43,414	46,898
6.75% Cash, or 6.75% PIK, 11/30/2030		29,235	29,520
Lamar Media Corp.
5.38%, 11/1/2033(1)		26,441	25,878
			274,569
METALS & MINING - 0.4%
Commercial Metals Co.
4.13%, 1/15/2030		12,069	11,498
3.88%, 2/15/2031		3,702	3,409
Compass Minerals International, Inc.
8.00%, 7/1/2030(1)		29,704	30,738
			45,645
OIL, GAS & CONSUMABLE FUELS - 0.3%
BKV Upstream Midstream LLC
7.50%, 10/15/2030(1)		7,555	7,641
Infinity Natural Resources LLC
7.63%, 4/1/2031(1)		10,636	10,692
Magnolia Oil & Gas Operating LLC
6.88%, 12/1/2032(1)		7,783	8,010
			26,343
	Principal Amount	Value
PASSENGER AIRLINES - 2.9%
VistaJet Malta Finance plc
7.88%, 5/1/2027(1)(2)	57,489	$56,741
9.50%, 6/1/2028(1)(2)	19,631	19,178
6.38%, 2/1/2030(1)(2)(3)	274,192	236,794
		312,713
PERSONAL CARE PRODUCTS - 0.9%
BellRing Brands, Inc.
7.00%, 3/15/2030(1)	77,724	77,744
Prestige Brands, Inc.
3.75%, 4/1/2031(1)	22,886	20,978
		98,722
PROFESSIONAL SERVICES - 0.5%
TriNet Group, Inc.
3.50%, 3/1/2029(1)	8,723	7,907
7.13%, 8/15/2031(1)	5,671	5,503
VT Topco, Inc.
8.50%, 8/15/2030(1)	44,897	45,647
		59,057
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029(1)	34,531	33,279

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
Kioxia Holdings Corp.
6.25%, 7/24/2030(1)(2)	37,294	37,895
6.63%, 7/24/2033(1)(2)	58,219	59,839
		97,734
SOFTWARE - 4.2%
AthenaHealth Group, Inc.
6.50%, 2/15/2030(1)	9,425	8,847
Castle US Holding Corp.
10.00%, 6/30/2031(1)	23,617	4,960
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/2033(1)	14,120	14,629
8.75%, 7/1/2034(1)	14,177	14,842
Oracle Corp.
5.35%, 5/4/2033	7,141	6,952
5.70%, 2/4/2036	7,141	6,866
3.80%, 11/15/2037	32,421	25,747
6.50%, 4/15/2038	14,284	14,317
6.13%, 7/8/2039	29,837	28,521
3.60%, 4/1/2040	40,251	29,181
5.38%, 7/15/2040	58,934	51,599
3.65%, 3/25/2041	68,340	48,635
6.55%, 2/4/2046	7,141	6,662
6.70%, 2/4/2056	7,141	6,628
6.85%, 2/4/2066	2,142	1,969
SS&C Technologies, Inc.
6.50%, 6/1/2032(1)	1,417	1,417
UKG, Inc.
6.88%, 2/1/2031(1)	185,361	181,156
		452,928
SPECIALIZED REITS - 0.2%
Iron Mountain, Inc.
5.00%, 7/15/2028(1)	2,053	2,031
5.25%, 7/15/2030(1)	16,752	16,276
		18,307
SPECIALTY RETAIL - 1.7%
Asbury Automotive Group, Inc.
4.63%, 11/15/2029(1)	27,360	26,450

Artisan Partners Funds	41

	Principal Amount	Value
SPECIALTY RETAIL (continued)
Bath & Body Works, Inc.
6.63%, 10/1/2030(1)	9,413	$9,502
6.88%, 11/1/2035	26,806	26,368
6.75%, 7/1/2036	10,753	10,311
Gap, Inc. (The)
3.63%, 10/1/2029(1)	38,970	36,402
3.88%, 10/1/2031(1)	26,947	24,410
Park River Holdings, Inc.
8.00%, 3/15/2031(1)	31,843	31,696
Specialty Building Products Holdings LLC
7.75%, 10/15/2029(1)	15,373	13,347
White Cap Supply Holdings LLC
7.38%, 11/15/2030(1)	7,374	7,153
		185,639
TRADING COMPANIES & DISTRIBUTORS - 0.1%
United Rentals North America, Inc.
6.00%, 12/15/2029(1)	14,900	15,149

WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Altice France Lux 3
10.00%, 1/15/2033(1)(2)	10,920	9,925
Vmed O2 UK Financing I plc
4.25%, 1/31/2031(1)(2)	15,020	12,900
7.75%, 4/15/2032(1)(2)	15,325	14,689
		37,514
Total corporate bonds
(Cost $7,274,057)		7,128,113

BANK LOANS - 25.1%

AUTOMOBILE COMPONENTS - 2.3%
RealTruck Group, Inc. First Lien Term Loan
(SOFR + 3.75%), 7.68%, 1/31/2028(4)	166,812	111,921
(SOFR + 5.00%), 8.93%, 1/31/2028(4)	135,869	92,730
Wheel Pros, Inc. First Lien Term Loan
(SOFR + 6.00%), 9.67%, 12/3/2029(4)	47,566	43,582
		248,233
BUILDING PRODUCTS - 0.6%
CP Atlas Buyer, Inc. First Lien Term Loan B
(SOFR + 5.25%), 8.92%, 7/8/2030(4)	70,848	64,944

CAPITAL MARKETS - 2.2%
Nexus Buyer LLC First Lien Term Loan
(SOFR + 3.50%), 7.17%, 7/31/2031(4)	66,511	63,820
(SOFR + 4.00%), 7.67%, 7/31/2031(4)	11,714	11,320
Nexus Buyer LLC Second Lien Term Loan
(SOFR + 5.75%), 9.64%, 2/16/2032(4)	141,284	136,288
Summit Acquisition, Inc. First Lien Term Loan
(SOFR + 3.50%), 7.17%, 10/16/2031(4)	16,915	16,873
		228,301
CHEMICALS - 0.6%
Arthur US Finco, Inc. First Lien Term Loan
(SOFR + 5.25%), 8.95%, 12/14/2029(4)	8	7
Formulations Parent Corp. First Lien Term Loan
(SOFR + 4.00%), 7.65%, 4/9/2032(4)	34,224	33,968
SCIL USA Holdings LLC First Lien Term Loan B2
(SOFR + 4.00%), 7.79%, 11/8/2032(4)	30,113	29,943
		63,918
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Digital Room Holdings, Inc. First Lien Term Loan
(SOFR + 5.25%), 9.02%, 12/21/2028(4)	28,105	27,110
	Principal Amount	Value
COMMUNICATIONS EQUIPMENT - 0.9%
Delta Topco, Inc. First Lien Term Loan
(SOFR + 2.75%), 6.42%, 11/30/2029(4)	30,574	$29,528
Delta Topco, Inc. Second Lien Term Loan
(SOFR + 5.25%), 8.92%, 12/24/2030(4)	78,640	68,679
		98,207
CONTAINERS & PACKAGING - 1.7%
Iris Holdings, Inc. First Lien Term Loan
(SOFR + 4.75%), 8.52%, 6/28/2028(4)	198,458	185,451

DISTRIBUTORS - 0.4%
Verde Purchaser LLC First Lien Term Loan
(SOFR + 4.00%), 7.67%, 11/30/2030(4)	39,068	37,896

DIVERSIFIED CONSUMER SERVICES - 0.6%
Houghton Mifflin Harcourt Co. First Lien Term Loan B
(SOFR + 8.00%), 11.77%, 4/7/2028(4)	17,040	15,847
(SOFR + 5.25%), 9.02%, 4/9/2029(4)	8,134	6,865
Wand NewCo 3, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.17%, 1/30/2031(4)	48,242	47,790
		70,502
ENTERTAINMENT - 0.7%
Liberty Co. Insurance Brokers LLC (The) First Lien Term Loan
(SOFR + 3.75%), 7.38%, 10/15/2032(4)	36,591	35,036
Playtika Holding Corp. First Lien Term Loan B1
(SOFR + 2.75%), 6.54%, 3/13/2028(4)	51,262	48,165
		83,201
FINANCIAL SERVICES - 0.4%
Orion US Finco, Inc. First Lien Term Loan
(SOFR + 3.50%), 7.15%, 10/8/2032(4)	21,214	20,980
VCI Asset Holdings 2 LLC First Lien Term Loan
7.38%, 1/31/2031	19,228	19,637
		40,617
FOOD PRODUCTS - 1.1%
1440 Foods Topco LLC First Lien Term Loan
(SOFR + 5.00%), 8.67%, 11/5/2031(4)	150,032	121,526

GROUND TRANSPORTATION - 0.1%
SIRVA Worldwide, Inc. Delayed Draw First Lien Term Loan
(SOFR + 8.00%), 11.67%, 2/20/2029(4)	2,707	2,531
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 8.00%), 11.68%, 2/20/2029(4)	7,624	7,090
(SOFR + 8.00%), 11.69%, 8/20/2029(4)	22,046	8,487
		18,108
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Surgery Center Holdings, Inc. First Lien Term
Loan (SOFR + 2.50%), 6.17%, 12/19/2030(4)	23,264	23,253

HOTEL & RESORT REITS - 0.2%
OEG Borrower LLC First Lien Term Loan
(SOFR + 3.50%), 7.19%, 6/30/2031(4)	18,780	18,812

HOTELS, RESTAURANTS & LEISURE - 1.5%
BCPE Grill Parent, Inc. First Lien Term Loan
(SOFR + 4.75%), 8.42%, 9/30/2030(4)	47,202	44,827
Dave & Buster's, Inc. First Lien Term Loan B
(SOFR + 3.25%), 6.94%, 6/29/2029(4)	47,045	40,968
(SOFR + 3.25%), 6.94%, 11/3/2031(4)	7,208	5,993
TKC Holdings, Inc. First Lien Term Loan
(SOFR + 4.50%), 8.18%, 8/19/2030(4)	74,235	73,701
		165,489
HOUSEHOLD DURABLES - 0.0%^
TGP Holdings III LLC First Lien Term Loan
(SOFR + 3.25%), 7.02%, 6/29/2028(4)	2,171	1,868

42	Artisan Partners Funds

	Principal Amount	Value
INSURANCE - 1.9%
Acrisure LLC First Lien Term Loan B
(SOFR + 3.25%), 6.92%, 6/21/2032(4)	5,329	$5,156
Alera Group, Inc. First Lien Term Loan
(SOFR + 2.75%), 6.42%, 5/31/2032(4)	37,761	36,572
Alera Group, Inc. Second Lien Term Loan
(SOFR + 5.50%), 9.18%, 5/30/2033(4)	94,353	90,893
Alliant Holdings Intermediate LLC First Lien Term Loan
(SOFR + 2.50%), 6.17%, 9/19/2031(4)	18,895	18,732
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B
(SOFR + 2.75%), 6.37%, 2/18/2031(2)(4)	11,603	11,320
Goosehead Insurance Holdings LLC First Lien Term Loan B
(SOFR + 3.00%), 6.68%, 1/8/2032(4)	9,422	9,186
OneDigital Borrower LLC Second Lien Term Loan
(SOFR + 5.25%), 8.92%, 7/2/2032(4)	17,961	17,512
Truist Insurance Holdings LLC Second Lien Term Loan
(SOFR + 4.75%), 8.45%, 5/6/2032(4)	25,439	25,145
		214,516
IT SERVICES - 0.5%
Arches Buyer, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.02%, 12/6/2027(4)	51,528	51,278

LEISURE PRODUCTS - 3.1%
GSM Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 8.70%, 9/29/2031(4)	194,597	192,651
MajorDrive Holdings IV LLC First Lien Term Loan
(SOFR + 4.00%), 7.96%, 6/1/2028(4)	145,992	132,073
(SOFR + 5.50%), 9.35%, 6/1/2029(4)	9,679	8,755
		333,479
MEDIA - 0.6%
MJH Healthcare Holdings LLC First Lien Term Loan B
(SOFR + 2.75%), 6.42%, 1/29/2029(4)	41,486	38,115
(SOFR + 3.75%), 7.42%, 1/29/2029(4)	34,288	32,031
		70,146
PASSENGER AIRLINES - 0.7%
Vista Management Holding, Inc. First Lien Term Loan
(SOFR + 3.75%), 7.41%, 4/1/2031(4)	76,306	75,400

PROFESSIONAL SERVICES - 0.3%
VT Topco, Inc. First Lien Term Loan
(SOFR + 3.00%), 6.67%, 8/9/2030(4)	32,546	31,545

SOFTWARE - 3.7%
Applied Systems, Inc. First Lien Term Loan B
(SOFR + 2.25%), 5.95%, 2/24/2031(4)	43,965	43,061
Applied Systems, Inc. Second Lien Term Loan
(SOFR + 4.50%), 8.20%, 2/23/2032(4)	28,960	28,513
Castle US Holding Corp. First Lien Term Loan
9.67% Cash and 1.00% PIK, 4/29/2030	4,187	4,161
Castle US Holding Corp. First Lien Term Loan B1
(SOFR + 4.25%), 8.18%, 5/31/2030(4)	4,317	1,907
Constant Contact, Inc. First Lien Term Loan
(SOFR + 4.00%), 7.93%, 2/10/2028(4)	35,372	32,820
Constant Contact, Inc. Second Lien Term Loan
(SOFR + 7.50%), 11.43%, 2/12/2029(4)	28,018	22,254
Ellucian Holdings, Inc. Second Lien Term Loan
(SOFR + 4.75%), 8.42%, 11/15/2032(4)	73,934	70,546
Orchid Merger Sub II LLC First Lien Term Loan
(SOFR + 4.75%), 8.52%, 7/27/2027(4)	19,618	9,220
Renaissance Holdings Corp. First Lien Term Loan
(SOFR + 4.00%), 7.67%, 4/5/2030(4)	109,142	77,048
Reorg Mobileum Acquisitionco LLC First Lien Term Loan A
4.68% Cash, or 5.00% PIK, 9/11/2029	8,268	7,441
	Principal Amount	Value
SOFTWARE (continued)
UKG, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.17%, 2/10/2031(4)	102,258	$97,567
		394,538
SPECIALTY RETAIL - 0.5%
Park River Holdings, Inc. First Lien Term Loan
(SOFR + 4.50%), 8.16%, 3/17/2031(4)	18,952	18,485
Specialty Building Products Holdings LLC First Lien Term Loan
(SOFR + 3.75%), 7.52%, 10/16/2028(4)	36,874	31,221
		49,706
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.0%^
Ivanti Software, Inc. Second Lien Term Loan
(SOFR + 7.25%), 11.17%, 6/1/2029(4)	6,435	2,156

Total bank loans
(Cost $2,917,637)		2,720,200

	Shares Held
COMMON STOCKS - 0.5%

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%^
Altice France SA(2)(5)*	76	1,083

GROUND TRANSPORTATION - 0.0%^
SIRVA Worldwide, Inc.(5)*	47	30

MACHINERY - 0.1%
Utex Equity(5)*	364	9,706

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
MP Topco Holdings LLC(5)*	2,032	37,588

SOFTWARE - 0.0%^
Matrix Exit Equity(5)*	355	3,371

Total common stocks
(Cost $37,051)		51,778

PREFERRED STOCK - 0.0%^

GROUND TRANSPORTATION - 0.0%^
SIRVA Worldwide, Inc.(5)* (Cost $1,216)	11	1,902

No. of Warrants‡
WARRANT - 0.0%

FINANCIAL SERVICES - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027, strike price $10(5)(6)*
(Cost $—)	71	—

	Shares Held
SHORT-TERM INVESTMENT - 8.8%

INVESTMENT COMPANY - 8.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 3.55%(7)(8) (Cost $958,765)	958,765	958,765

Total investments - 100.1%
(Cost $11,188,726)		10,860,758

Other assets less liabilities - (0.1%)		(12,413)
Total net assets - 100.0%#		$10,848,345

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

Artisan Partners Funds	43

(2)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Allwyn Entertainment Financing UK plc, 7.88%, 4/30/2029	Switzerland	USD
Altice France Lux 3, 10.00%, 1/15/2033	Luxembourg	USD
Altice France SA	France	EUR
Altice France SA, 6.50%, 10/15/2031	France	USD
Altice France SA, 6.50%, 4/15/2032	France	USD
Altice France SA, 6.88%, 7/15/2032	France	USD
Ardonagh Finco Ltd., 7.75%, 2/15/2031	United Kingdom	USD
Ardonagh Group Finance Ltd., 8.88%, 2/15/2032	United Kingdom	USD
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B, 6.37%, 2/18/2031	United Kingdom	USD
Calderys Financing LLC, 11.25%, 6/1/2028	France	USD
Canpack SA, 3.88%, 11/15/2029	Poland	USD
CTEC II GmbH, 5.25%, 2/15/2030	Germany	EUR
Flutter Treasury DAC, 6.38%, 4/29/2029	Ireland	USD
Flutter Treasury DAC, 5.88%, 6/4/2031	Ireland	USD
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/2030	Canada	USD
Jones Deslauriers Insurance Management, Inc., 6.88%, 10/1/2033	Canada	USD
Jones Deslauriers Insurance Management, Inc., 7.25%, 10/1/2033	Canada	CAD
Kioxia Holdings Corp., 6.25%, 7/24/2030	Japan	USD
Kioxia Holdings Corp., 6.63%, 7/24/2033	Japan	USD
Merlin Entertainments Group US Holdings, Inc., 7.38%, 2/15/2031	United Kingdom	USD
Methanex Corp., 5.13%, 10/15/2027	Canada	USD
Methanex Corp., 5.25%, 12/15/2029	Canada	USD
Methanex Corp., 5.65%, 12/1/2044	Canada	USD
Toucan FinCo. Ltd., 9.50%, 5/15/2030	Canada	USD
Virgin Media Secured Finance plc, 5.50%, 5/15/2029	United Kingdom	USD
Virgin Media Secured Finance plc, 4.50%, 8/15/2030	United Kingdom	USD
VistaJet Malta Finance plc, 7.88%, 5/1/2027	Switzerland	USD
VistaJet Malta Finance plc, 9.50%, 6/1/2028	Switzerland	USD
VistaJet Malta Finance plc, 6.38%, 2/1/2030	Switzerland	USD
Vmed O2 UK Financing I plc, 4.25%, 1/31/2031	United Kingdom	USD
Vmed O2 UK Financing I plc, 7.75%, 4/15/2032	United Kingdom	USD

(3)	All or a portion of security is on loan at March 31, 2026.

(4)	Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the current rate as of March 31, 2026.
(5)	Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners Funds and administered by the valuation designee. In total, securities valued at a fair value were $53,680, or 0.5% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(6)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(7)	Security is partially used as collateral for securities lending. At March 31, 2026, the Fund had loaned securities with a total value of $8,977. This was collateralized by cash of $9,120 which was subsequently invested in an investment company.
(8)	Represents the current yield as of March 31, 2026.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,036,060	9.5%
Consumer Discretionary	2,774,731	25.5
Consumer Staples	238,928	2.2
Energy	39,225	0.4
Financials	2,090,536	19.2
Health Care	354,843	3.3
Industrials	1,093,017	10.1
Information Technology	1,363,415	12.6
Materials	652,863	6.0
Real Estate	258,375	2.4
Short-Term Investment	958,765	8.8
Total investments	$10,860,758	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,990	CAD	5,399	BOA	6/8/2026	98
Total unrealized appreciation						98
USD	37,893	EUR	32,737	BOA	6/12/2026	(71)
Total unrealized depreciation						(71)
Net unrealized appreciation						27

FUTURES CONTRACTS

Values in thousands

Description	No. of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Short Position Contracts
U.S. Treasury 10 Year Note	(2,182)	6/18/2026	USD	(218,200)	(242,304)	4,397
Net unrealized appreciation						4,397

The Fund has recorded a liability of $511 as of March 31, 2026, related to the current day’s variation margin related to these contracts.

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

44	Artisan Partners Funds

ARTISAN INTERNATIONAL FUND

Schedule of Investments — March 31, 2026 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.2%

BELGIUM - 2.6%
Elia Group SA/NV(1)*	518	$79,418
UCB SA(1)	270	81,247
		160,665
CHINA - 7.9%
Contemporary Amperex Technology Co. Ltd., Class A(1)	3,920	229,756
Sieyuan Electric Co. Ltd., Class A(1)	1,740	51,639
Tencent Holdings Ltd., ADR	1,422	89,902
Tencent Holdings Ltd.(1)	1,740	109,824
		481,121
CZECH REPUBLIC - 1.2%
CSG NV(1)*	2,669	71,828

DENMARK - 3.1%
Danske Bank A/S(1)	2,718	131,966
NKT A/S(1)*	461	60,427
		192,393
FRANCE - 9.6%
Accor SA(1)	292	13,983
Air Liquide SA(1)	636	130,926
Airbus SE(1)	315	59,134
BNP Paribas SA(1)	1,189	113,290
Safran SA(1)	386	126,079
SPIE SA(1)	2,884	144,218
		587,630
GERMANY - 6.6%
Deutsche Boerse AG(1)	226	65,764
MTU Aero Engines AG(1)	283	101,208
RWE AG(1)	827	55,056
SAP SE(1)	82	13,814
Siemens Healthineers AG(1)(2)	1,298	54,461
Vonovia SE(1)	4,621	115,072
		405,375
GREECE - 1.5%
Piraeus Bank SA(1)*	11,449	94,360

HONG KONG - 3.4%
AIA Group Ltd.(1)	12,303	138,208
Henderson Land Development Co. Ltd.(1)	1,510	5,600
Sun Hung Kai Properties Ltd.(1)	3,679	62,347
		206,155
ITALY - 1.2%
BFF Bank SpA(1)(2)*	5,953	10,004
Enel SpA(1)	5,624	61,229
		71,233
JAPAN - 7.1%
Fujikura Ltd.(1)	2,479	67,445
Hitachi Ltd.(1)	1,000	29,231
Japan Post Bank Co. Ltd.(1)	4,537	74,637
Mitsubishi UFJ Financial Group, Inc.(1)	4,966	83,899
Mitsui Fudosan Co. Ltd.(1)	4,807	50,876
Otsuka Holdings Co. Ltd.(1)	341	24,077
SMC Corp.(1)	98	38,332
Tokyo Gas Co. Ltd.(1)	1,080	51,006
Toyota Motor Corp.(1)	753	15,605
		435,108
NETHERLANDS - 0.3%
Magnum Ice Cream Co. NV (The)(1)*	1,326	19,464
	Shares Held	Value
SINGAPORE - 0.2%
Singapore Technologies Engineering Ltd.(1)	1,229	$10,477

SOUTH KOREA - 12.0%
Hanwha Aerospace Co. Ltd.(1)	187	152,071
HD Hyundai Electric Co. Ltd.(1)	83	46,442
Hyosung Heavy Industries Corp.(1)	41	67,890
Korea Electric Power Corp.(1)	3,345	91,867
LIG Nex1 Co. Ltd.(1)	385	150,793
LS Electric Co. Ltd.(1)	320	154,310
MNC Solution Co. Ltd.(1)	201	12,632
Samsung Electronics Co. Ltd.(1)	538	60,445
		736,450
SPAIN - 1.9%
Aena SME SA(1)(2)	2,191	65,225
CaixaBank SA(1)	4,000	47,990
		113,215
SWITZERLAND - 5.8%
Medacta Group SA(1)(2)	273	51,141
SGS SA(1)	712	75,361
UBS Group AG(1)	5,946	231,260
		357,762
TAIWAN - 5.5%
Lotes Co. Ltd.(1)	1,256	83,226
Taiwan Semiconductor Manufacturing Co. Ltd.(1)	4,497	253,520
		336,746
UNITED KINGDOM - 21.8%
Babcock International Group plc(1)	8,708	134,138
Balfour Beatty plc(1)	2,276	22,774
British American Tobacco plc(1)	893	52,011
HSBC Holdings plc (HKEX)(1)	2,414	39,627
HSBC Holdings plc (LSE)(1)	933	15,267
J Sainsbury plc(1)	35,570	159,730
Lloyds Banking Group plc(1)	54,623	67,512
Melrose Industries plc(1)	14,407	97,045
National Grid plc(1)	16,932	285,463
SSE plc(1)	5,169	178,444
Tesco plc(1)	35,896	226,334
Unilever plc(1)	1,016	56,977
		1,335,322
UNITED STATES - 0.5%
CRH plc	311	32,690

Total common stocks
(Cost $4,321,504)		5,647,994

SHORT-TERM INVESTMENT - 4.8%

INVESTMENT COMPANY - 4.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 3.55%(3) (Cost $291,398)	291,398	291,398

Total investments - 97.0%
(Cost $4,612,902)		5,939,392

Other assets less liabilities - 3.0%		184,731

Total net assets - 100.0%#		$6,124,123

Artisan Partners Funds	45

(1)	Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners Funds and administered by the valuation designee. In total, securities valued at a fair value were $5,525,402, or 90.2% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the value of these securities was $180,831 or 3.0% of net assets.
(3)	Represents the current yield as of March 31, 2026.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$199,726	3.4%
Consumer Discretionary	29,588	0.5
Consumer Staples	514,516	8.7
Financials	1,113,784	18.7
Health Care	210,926	3.6
Industrials	1,968,455	33.1
Information Technology	411,005	6.9
Materials	163,616	2.8
Real Estate	233,895	3.9
Utilities	802,483	13.5
Short-Term Investment	291,398	4.9
Total investments	$5,939,392	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

46	Artisan Partners Funds

ARTISAN INTERNATIONAL EXPLORER FUND

Schedule of Investments — March 31, 2026 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 85.5%

AUSTRALIA - 3.2%
Steadfast Group Ltd.(1)	4,947	$14,601

BRAZIL - 0.5%
Pluxee NV(1)	175	2,138

CANADA - 2.6%
Knight Therapeutics, Inc.*	1,390	7,407
Real Matters, Inc.*	1,110	4,548
		11,955
FRANCE - 5.1%
Alten SA(1)	368	23,136

GERMANY - 1.0%
Schott Pharma AG & Co. KGaA(1)	297	4,666

INDIA - 1.8%
Care Ratings Ltd.(1)	270	4,237
PVR Inox Ltd.(1)*	435	4,278
		8,515
INDONESIA - 0.9%
Mitra Adiperkasa Tbk. PT(1)	57,227	4,099

IRELAND - 11.4%
Glenveagh Properties plc(1)(2)*	23,204	51,975

ITALY - 1.2%
Sesa SpA(1)	60	5,500

JAPAN - 14.2%
Kansai Paint Co. Ltd.(1)	1,164	17,428
Lion Corp.(1)	1,318	13,760
Sato Corp.(1)	677	9,643
Zuken, Inc.(1)	870	23,951
		64,782
SOUTH AFRICA - 1.0%
Famous Brands Ltd.(1)	1,503	4,497

SOUTH KOREA - 2.7%
Vitzrocell Co. Ltd.(1)	523	12,282

SWITZERLAND - 1.5%
Medmix AG(1)(2)	632	6,905

UNITED KINGDOM - 26.1%
Allfunds Group plc(1)	1,005	10,052
Elementis plc(1)	10,730	21,344
Essentra plc(1)	9,007	10,892
FDM Group Holdings plc(1)	4,089	5,457
IQE plc(1)(3)*	60,785	19,989
Kingfisher plc(1)	2,977	11,304
LSL Property Services plc(1)	931	2,769
Luxfer Holdings plc	692	8,425
M&C Saatchi plc(1)(3)	6,297	9,399
Pets at Home Group plc(1)	2,165	5,221
Sabre Insurance Group plc(1)(2)	6,939	14,452
		119,304
UNITED STATES - 9.9%
Impro Precision Industries Ltd.(1)(2)	28,436	28,676
Signify NV(1)(2)	801	16,760
		45,436
		Shares Held	Value
VIRGIN ISLANDS, BRITISH - 2.4%
AdvancedAdvT Ltd.(1)*		4,945	$10,860

Total common stocks
(Cost $369,928)			390,651

		Principal Amount
CONVERTIBLE BOND - 1.7%

UNITED KINGDOM - 1.7%
IQE plc
Conversion rate: 15 pence, Zero Coupon, 9/13/2026(1)(3)(4)		3,292	8,015
(Cost $4,088)	GBP

	Shares Held
SHORT-TERM INVESTMENT - 12.8%

INVESTMENT COMPANY - 12.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 3.55%(5) (Cost $58,370)	58,370	58,370

Total investments - 100.0%
(Cost $432,386)		457,036

Other assets less liabilities - 0.0%^		(286)

Total net assets - 100.0%#		$456,750

(1)	Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners Funds and administered by the valuation designee. In total, securities valued at a fair value were $378,286, or 82.8% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the value of these securities was $118,768 or 26.0% of net assets.

(3)	"Affiliated company" as defined under the Investment Company Act of 1940. See note 10 in Notes to Financial Statements for additional information.

(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(5)	Represents the current yield as of March 31, 2026.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$13,677	3.0%
Consumer Discretionary	77,096	16.8
Consumer Staples	13,760	3.0
Financials	45,480	9.9
Health Care	18,978	4.2
Industrials	75,786	16.6
Information Technology	96,908	21.2
Materials	49,664	10.9
Real Estate	7,317	1.6
Short-Term Investment	58,370	12.8
Total investments	$457,036	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	47

ARTISAN INTERNATIONAL SMALL-MID FUND

Schedule of Investments — March 31, 2026 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.7%

AUSTRALIA - 0.2%
Iluka Resources Ltd.(1)	1,375	$6,386

BRAZIL - 0.8%
B3 SA - Brasil Bolsa Balcao	5,943	21,110

CANADA - 4.9%
Altus Group Ltd.	457	15,697
CAE, Inc.*	868	22,588
Kinaxis, Inc.*	498	50,218
Lightspeed Commerce, Inc.*	2,443	21,844
MDA Space Ltd.*	795	20,127
		130,474

CHINA - 0.7%
Airtac International Group(1)	600	19,000

DENMARK - 5.1%
ALK-Abello A/S, Class B(1)	549	17,296
Ambu A/S, Class B(1)	3,250	34,951
DSV A/S(1)	75	17,977
FLSmidth & Co. A/S(1)	206	15,621
Genmab A/S(1)*	186	49,818
		135,663

FINLAND - 3.8%
Huhtamaki OYJ(1)	260	8,482
Metso Oyj(1)	5,347	92,478
		100,960

FRANCE - 2.1%
DBV Technologies SA, ADR*	1,363	28,477
Inventiva SACA(1)(2)*	638	3,535
Inventiva SACA, ADR*	196	1,086
Lectra(1)	838	16,397
Robertet SA(1)	8	7,390
		56,885

GERMANY - 3.2%
Brenntag SE(1)	1,043	68,841
Hannover Rueck SE(1)	32	9,792
Hensoldt AG(1)	63	5,503
		84,136
ICELAND - 0.2%
Embla Medical HF(1)*	1,440	5,892

IRELAND - 1.5%
Glanbia plc(1)	2,015	39,655

ISRAEL - 5.9%
Kornit Digital Ltd.*	1,501	22,009
Mobileye Global, Inc., Class A*	601	4,127
Nice Ltd., ADR*	715	78,802
Radware Ltd.*	1,693	44,563
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.(1)	64	7,629
Tel Aviv Stock Exchange Ltd.(1)	43	1,915
		159,045

ITALY - 1.1%
De' Longhi SpA(1)	213	7,512
Ermenegildo Zegna NV	1,157	12,057
Fincantieri SpA(1)*	636	9,727
		29,296

JAPAN - 20.5%
ALSOK Co. Ltd.(1)	1,289	10,311
	Shares Held	Value
JAPAN (continued)
Ariake Japan Co. Ltd.(1)	1,045	$37,022
Azbil Corp.(1)	5,402	46,742
baudroie, Inc.(1)	695	8,153
Bengo4.com, Inc.(1)*	378	6,826
CKD Corp.(1)	718	20,207
Daikokutenbussan Co. Ltd.(1)	111	3,402
GMO Financial Gate, Inc.(1)	325	10,747
GMO Payment Gateway, Inc.(1)	615	32,364
Hamamatsu Photonics KK(1)	553	6,380
Harmonic Drive Systems, Inc.(1)	890	20,298
Japan Elevator Service Holdings Co. Ltd.(1)	1,327	13,778
Maruwa Co. Ltd.(1)	64	22,359
MatsukiyoCocokara & Co.(1)	1,618	25,860
Money Forward, Inc.(1)*	1,852	41,014
Morinaga Milk Industry Co. Ltd.(1)	1,090	32,850
NOF Corp.(1)	1,503	29,716
Omron Corp.(1)	1,143	32,940
Otsuka Corp.(1)	684	13,112
Rohm Co. Ltd.(1)	2,831	55,199
Ryohin Keikaku Co. Ltd.(1)	963	20,471
Sawai Group Holdings Co. Ltd.(1)	1,590	22,416
Sugi Holdings Co. Ltd.(1)	370	8,160
Taihei Dengyo Kaisha Ltd.(1)	245	4,568
Trusco Nakayama Corp.(1)	885	12,821
Union Tool Co.(1)	140	12,072
		549,788

MEXICO - 1.3%
Corp. Inmobiliaria Vesta SAB de CV	5,242	17,496
Qualitas Controladora SAB de CV	1,781	17,092
		34,588

NETHERLANDS - 0.5%
IMCD NV(1)	115	12,044

NORWAY - 1.3%
Nordic Semiconductor ASA(1)*	2,084	33,378

SWEDEN - 1.7%
Beijer Ref AB, Class B(1)	1,342	18,441
Swedish Orphan Biovitrum AB(1)*	674	28,199
		46,640

SWITZERLAND - 2.6%
dormakaba Holding AG(1)	317	20,390
Helvetia Baloise Holding AG(1)	74	19,134
Landis+Gyr Group AG(1)	482	30,690
		70,214

UNITED KINGDOM - 19.7%
Admiral Group plc(1)	221	9,323
AJ Bell plc(1)	3,940	24,573
Aviva plc(1)	3,783	30,134
Balfour Beatty plc(1)	4,685	46,875
Burberry Group plc(1)*	1,452	21,245
Chemring Group plc(1)	5,613	38,016
Convatec Group plc(1)(2)	22,509	64,725
Games Workshop Group plc(1)	95	22,462
JD Sports Fashion plc(1)	2,137	2,006
JET2 plc(1)	1,850	27,469
Melrose Industries plc(1)	6,279	42,297
Metro Bank Holdings plc(1)*	488	767
Pensionbee Group plc(1)*	2,637	4,921

48	Artisan Partners Funds

	Shares Held	Value
UNITED KINGDOM (continued)
Quilter plc(1)(2)	2,073	$4,832
Rotork plc(1)	11,061	45,955
Smiths Group plc(1)	1,219	37,116
St. James's Place plc(1)	1,565	24,617
Taylor Wimpey plc(1)	19,638	23,218
Trainline plc(1)(2)*	6,352	19,096
Weir Group plc (The)(1)	949	35,486
YouGov plc(1)	594	1,348
		526,481

UNITED STATES - 21.6%
ACADIA Pharmaceuticals, Inc.*	815	18,134
Agilysys, Inc.*	335	23,798
Agios Pharmaceuticals, Inc.*	311	10,534
Alkermes plc*	688	24,337
Amdocs Ltd.	87	5,650
BeOne Medicines Ltd., ADR*	85	25,124
Bridgebio Pharma, Inc.*	158	11,718
Bruker Corp.	156	5,631
Calix, Inc.*	330	16,179
Celcuity, Inc.*	283	32,330
Denali Therapeutics, Inc.*	683	13,122
Dianthus Therapeutics, Inc.*	238	19,975
Dyne Therapeutics, Inc.*	399	7,225
Edgewise Therapeutics, Inc.*	329	10,356
Glaukos Corp.*	377	40,574
Inspire Medical Systems, Inc.*	483	24,901
Insulet Corp.*	58	12,247
Ionis Pharmaceuticals, Inc.*	390	29,312
Kodiak Sciences, Inc.*	408	15,550
Legend Biotech Corp., ADR*	1,432	25,897
LivaNova plc*	1,321	83,961
Madrigal Pharmaceuticals, Inc.*	40	20,912
Ocular Therapeutix, Inc.*	560	4,740
Palvella Therapeutics, Inc.*	121	15,031
PROCEPT BioRobotics Corp.*	64	1,604
RxSight, Inc.*	1,327	8,177
SolarEdge Technologies, Inc.*	1,017	51,908
Stoke Therapeutics, Inc.*	196	6,378
Tarsus Pharmaceuticals, Inc.*	190	13,340
		578,645
Total common stocks
(Cost $2,217,317)		2,640,280
Total investments - 98.7%
(Cost $2,217,317)		2,640,280

Other assets less liabilities - 1.3%		36,034

Total net assets - 100.0%#		$2,676,314

(1)	Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners Funds and administered by the valuation designee. In total, securities valued at a fair value were $1,684,342, or 62.9% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the value of these securities was $92,188 or 3.4% of net assets.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$8,174	0.3%
Consumer Discretionary	132,194	5.0
Consumer Staples	154,578	5.8
Financials	211,321	8.0
Health Care	737,505	27.9
Industrials	712,015	27.0
Information Technology	599,326	22.7
Materials	51,974	2.0
Real Estate	33,193	1.3
Total investments	$2,640,280	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	49

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments — March 31, 2026 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 88.1%

BELGIUM - 1.3%
Groupe Bruxelles Lambert NV(1)	5,976	$540,145

BERMUDA - 0.0%
Voussoir RE Ltd. (Preferred Shares)(1)(2)(3)*	1	14,110

BRAZIL - 0.4%
Pluxee NV(1)	12,303	150,728

CANADA - 3.7%
Alimentation Couche-Tard, Inc.	10,932	619,671
Suncor Energy, Inc.	13,676	904,565
		1,524,236
CHINA - 0.8%
Alibaba Group Holding Ltd.(1)	11,265	177,344
Anhui Conch Cement Co. Ltd., Class H(1)	49,674	134,954
		312,298
FINLAND - 2.2%
Nokia OYJ, ADR	71,903	578,101
Nokia OYJ(1)	42,326	337,333
		915,434
FRANCE - 9.1%
Alstom SA(1)*	7,087	201,927
Capgemini SE(1)	2,157	252,111
Danone SA(1)	3,212	257,928
Danone SA (Registered shares)(1)(3)	16,321	1,310,815
LVMH Moet Hennessy Louis Vuitton SE(1)	671	372,719
Safran SA(1)	2,705	884,612
Sodexo SA(1)	7,490	384,500
Sodexo SA (Registered shares)(1)(3)	737	37,848
		3,702,460
GERMANY - 5.4%
adidas AG(1)	3,801	599,041
Brenntag SE(1)(4)	20,104	1,326,376
Fresenius Medical Care AG(1)	6,234	277,366
		2,202,783
INDIA - 1.8%
HCL Technologies Ltd.(1)	50,641	730,220

IRELAND - 2.7%
Daikin Industries Ltd.(1)	2,400	291,170
Ryanair Holdings plc(1)	28,249	800,317
		1,091,487
JAPAN - 1.0%
Olympus Corp.(1)	40,984	390,187

MEXICO - 0.5%
Gruma SAB de CV, Class B	10,790	197,518

NETHERLANDS - 6.2%
Akzo Nobel NV(1)(4)	9,968	572,021
Koninklijke Philips NV(1)(4)	54,872	1,502,929
Magnum Ice Cream Co. NV (The)(1)*	5,224	76,686
Universal Music Group NV(1)	19,673	381,467
		2,533,103
SOUTH KOREA - 7.9%
Coupang, Inc.*	26,547	501,210
Samsung C&T Corp.(1)	1,284	217,958
Samsung Electronics Co. Ltd.(1)	13,827	1,553,134
	Shares Held	Value
SOUTH KOREA (continued)
Samsung Electronics Co. Ltd. (Preference)(1)	11,900	$947,467
		3,219,769
SWITZERLAND - 14.0%
ABB Ltd.(1)	19,879	1,616,794
Barry Callebaut AG(1)(4)	492	862,297
Cie Financiere Richemont SA(1)	4,592	818,295
DSM-Firmenich AG(1)(4)	16,126	1,151,732
UBS Group AG(1)	31,741	1,234,516
		5,683,634
UNITED KINGDOM - 13.2%
Associated British Foods plc(1)	25,881	647,746
Berkeley Group Holdings plc(1)(4)*	7,021	321,844
Compass Group plc(1)	28,786	799,771
Diageo plc(1)	54,858	1,019,272
Pearson plc(1)(4)	53,790	705,831
RELX plc(1)	17,220	567,744
Unilever plc(1)	23,411	1,312,587
		5,374,795
UNITED STATES - 17.9%
Amrize Ltd.(1)*	12,324	685,393
Arch Capital Group Ltd.*	16,680	1,601,072
Axalta Coating Systems Ltd.(4)*	13,627	377,458
CNH Industrial NV	24,754	272,289
Garmin Ltd.	4,342	1,007,444
ICON plc(4)*	6,323	699,718
Novartis AG(1)	10,286	1,561,687
Sensata Technologies Holding plc	5,849	205,999
Willis Towers Watson plc	2,989	868,874
		7,279,934
Total common stocks
(Cost $25,675,632)		35,862,841

SHORT-TERM INVESTMENT - 10.7%

INVESTMENT COMPANY - 10.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 3.55%(5) (Cost $4,336,004)	4,336,004	4,336,004

Total investments - 98.8%
(Cost $30,011,636)		40,198,845
Other assets less liabilities - 1.2%		503,985
Total net assets - 100.0%#		$40,702,830

(1)	Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners Funds and administered by the valuation designee. In total, securities valued at a fair value were $28,028,922, or 68.9% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(3)	Security is restricted.

				Percentage of
Security	Acquisition Date	Cost	Value	Total Net Assets
Danone SA (Registered shares)	5/17/2023 - 9/12/2023	$1,004,813	$1,310,815	3.2%
Sodexo SA (Registered shares)	9/4/2020	46,862	37,848	0.1%
Voussoir RE Ltd. (Preferred Shares)	1/13/2023	–	14,110	0.0%

(4)	"Affiliated company" as defined under the Investment Company Act of 1940. See note 10 in Notes to Financial Statements for additional information.

(5)	Represents the current yield as of March 31, 2026.

50	Artisan Partners Funds

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$381,467	0.9%
Consumer Discretionary	5,725,847	14.2
Consumer Staples	6,304,520	15.7
Energy	904,565	2.3
Financials	4,409,445	11.0
Health Care	4,431,887	11.0
Industrials	6,385,186	15.9
Information Technology	4,398,366	10.9
Materials	2,921,558	7.3
Short-Term Investment	4,336,004	10.8
Total investments	$40,198,845	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	51

ARTISAN MID CAP FUND

Schedule of Investments — March 31, 2026 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.0%

AEROSPACE & DEFENSE - 8.2%
BWX Technologies, Inc.	245	$50,178
FTAI Aviation Ltd.	143	34,914
L3Harris Technologies, Inc.	188	64,932
Rocket Lab Corp.*	226	14,526
Woodward, Inc.	223	79,687
		244,237
BIOTECHNOLOGY - 17.9%
Argenx SE, ADR(1)*	186	135,830
Ascendis Pharma A/S, ADR(1)*	678	155,157
Insmed, Inc.*	793	129,722
Ionis Pharmaceuticals, Inc.*	186	14,001
Twist Bioscience Corp.*	1,144	54,377
Veracyte, Inc.*	1,268	40,829
		529,916
CAPITAL MARKETS - 1.3%
Robinhood Markets, Inc., Class A*	308	21,336
Tradeweb Markets, Inc., Class A	147	17,318
		38,654
CONSTRUCTION & ENGINEERING - 5.6%
API Group Corp.*	1,839	74,500
Comfort Systems USA, Inc.	66	91,395
		165,895
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.7%
US Foods Holding Corp.*	864	79,666

ELECTRICAL EQUIPMENT - 0.9%
Bloom Energy Corp., Class A*	194	26,225

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.8%
Coherent Corp.*	88	21,031
Teledyne Technologies, Inc.*	53	31,853
		52,884
ENERGY EQUIPMENT & SERVICES - 2.0%
Baker Hughes Co., Class A	971	59,254

ENTERTAINMENT - 8.0%
Liberty Media Corp-Liberty Formula One, Class C*	599	50,898
Live Nation Entertainment, Inc.*	312	47,520
ROBLOX Corp., Class A*	1,061	60,003
Spotify Technology SA*	165	80,146
		238,567
HEALTH CARE EQUIPMENT & SUPPLIES - 4.9%
Edwards Lifesciences Corp.*	445	35,632
Insulet Corp.*	191	40,003
iRhythm Holdings, Inc.*	336	39,625
Medline, Inc., Class A*	697	31,007
		146,267
HEALTH CARE PROVIDERS & SERVICES - 1.7%
Cencora, Inc.	121	38,033
Guardant Health, Inc.*	148	13,663
		51,696
HEALTH CARE TECHNOLOGY - 0.7%
Waystar Holding Corp.*	917	22,109
	Shares Held	Value
HOTELS, RESTAURANTS & LEISURE - 5.1%
DoorDash, Inc., Class A*	423	$63,571
Texas Roadhouse, Inc., Class A	141	23,244
Viking Holdings Ltd.*	666	48,947
Wingstop, Inc.	94	14,520
		150,282
HOUSEHOLD DURABLES - 2.0%
Somnigroup International, Inc.	430	31,797
TopBuild Corp.*	75	26,407
		58,204
INSURANCE - 0.7%
Arthur J Gallagher & Co.	103	22,311

INTERACTIVE MEDIA & SERVICES - 0.9%
Reddit, Inc., Class A*	190	25,527

IT SERVICES - 4.5%
Cloudflare, Inc., Class A*	215	44,438
MongoDB, Inc., Class A*	140	34,151
Shopify, Inc., Class A(1)*	457	54,194
		132,783
LIFE SCIENCES TOOLS & SERVICES - 4.6%
Waters Corp.*	144	42,748
West Pharmaceutical Services, Inc.	370	92,638
		135,386
MACHINERY - 5.2%
Ingersoll Rand, Inc.	423	33,867
RBC Bearings, Inc.*	165	89,690
Xylem, Inc.	251	29,951
		153,508
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.6%
CBRE Group, Inc., Class A*	356	48,268

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.8%
Astera Labs, Inc.*	163	17,842
Lattice Semiconductor Corp.*	597	55,369
MACOM Technology Solutions Holdings, Inc.*	168	37,368
Monolithic Power Systems, Inc.	42	46,463
Semtech Corp.*	395	30,359
SiTime Corp.*	44	15,108
		202,509
SOFTWARE - 4.2%
Fair Isaac Corp.*	23	24,798
Guidewire Software, Inc.*	197	29,398
Tyler Technologies, Inc.*	156	53,490
Zscaler, Inc.*	111	15,576
		123,262
SPECIALTY RETAIL - 1.8%
AutoZone, Inc.*	10	33,139
Carvana Co., Class A*	64	20,044
		53,183
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.2%
Everpure, Inc., Class A*	606	35,770

TRADING COMPANIES & DISTRIBUTORS - 1.7%
SiteOne Landscape Supply, Inc.*	113	15,102

52	Artisan Partners Funds

	Shares Held	Value
TRADING COMPANIES & DISTRIBUTORS (continued)
WESCO International, Inc.	128	$34,991
		50,093
Total common stocks
(Cost $2,065,010)		2,846,456

SHORT-TERM INVESTMENT - 2.7%

INVESTMENT COMPANY - 2.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 3.55%(2) (Cost $79,823)	79,823	79,823

Total investments - 98.7%
(Cost $2,144,833)		2,926,279

Other assets less liabilities - 1.3%		37,062

Total net assets - 100.0%#		$2,963,341

(1)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Argenx SE	Netherlands	USD
Ascendis Pharma A/S	Denmark	USD
Shopify, Inc.	Canada	USD

(2)	Represents the current yield as of March 31, 2026.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$264,094	9.0%
Consumer Discretionary	261,669	9.0
Consumer Staples	79,666	2.7
Energy	59,254	2.0
Financials	60,965	2.1
Health Care	885,376	30.3
Industrials	639,958	21.9
Information Technology	547,206	18.7
Real Estate	48,268	1.6
Short-Term Investment	79,823	2.7
Total investments	$2,926,279	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	53

ARTISAN MID CAP VALUE FUND

Schedule of Investments — March 31, 2026 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.6%

AIR FREIGHT & LOGISTICS - 1.0%
Expeditors International of Washington, Inc.	35	$4,942

BANKS - 6.9%
Fifth Third Bancorp	187	8,697
First Citizens BancShares, Inc., Class A	7	13,856
Prosperity Bancshares, Inc.	171	11,508
		34,061
BEVERAGES - 1.8%
Constellation Brands, Inc., Class A	58	8,740

BUILDING PRODUCTS - 0.7%
Masco Corp.	57	3,469

CAPITAL MARKETS - 1.7%
Moelis & Co., Class A	34	1,912
Raymond James Financial, Inc.	46	6,638
		8,550
COMMERCIAL SERVICES & SUPPLIES - 1.6%
Veralto Corp.	87	7,702

CONSTRUCTION MATERIALS - 2.4%
Amrize Ltd.*	206	11,558

CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
Sysco Corp.	108	7,701

CONTAINERS & PACKAGING - 1.6%
Silgan Holdings, Inc.	207	8,037

DISTRIBUTORS - 1.8%
Genuine Parts Co.	84	8,892

ELECTRIC UTILITIES - 5.3%
Alliant Energy Corp.	163	11,687
OGE Energy Corp.	301	14,420
		26,107
ELECTRICAL EQUIPMENT - 2.7%
nVent Electric plc	112	13,228

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.9%
CDW Corp.	72	8,721
Ralliant Corp.	176	7,321
Vontier Corp.	366	12,967
		29,009
ENERGY EQUIPMENT & SERVICES - 2.5%
NOV, Inc.	648	12,195

ENTERTAINMENT - 2.0%
Warner Music Group Corp., Class A	376	9,604

FOOD PRODUCTS - 2.4%
Tyson Foods, Inc., Class A	187	11,997

GAS UTILITIES - 2.3%
UGI Corp.	304	11,073

GROUND TRANSPORTATION - 2.2%
U-Haul Holding Co.	247	11,029
	Shares Held	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
Align Technology, Inc.*	55	$9,472
Baxter International, Inc.	291	4,889
		14,361
HEALTH CARE PROVIDERS & SERVICES - 1.9%
Elevance Health, Inc.	33	9,546

HOTELS, RESTAURANTS & LEISURE - 5.4%
Expedia Group, Inc.	44	10,138
MGM Resorts International*	206	7,619
Vail Resorts, Inc.	68	8,786
		26,543
INDUSTRIAL REITS - 0.6%
Lineage, Inc.(1)	83	2,730

INSURANCE - 5.3%
Arch Capital Group Ltd.*	76	7,261
Brown & Brown, Inc.	128	8,379
Globe Life, Inc.	75	10,451
		26,091
IT SERVICES - 1.5%
Gartner, Inc.*	45	7,150

LEISURE PRODUCTS - 1.6%
Polaris, Inc.	148	8,057

LIFE SCIENCES TOOLS & SERVICES - 5.7%
ICON plc*	63	6,982
IQVIA Holdings, Inc.*	44	7,573
Revvity, Inc.	79	6,943
Waters Corp.*	22	6,408
		27,906
MACHINERY - 1.6%
Otis Worldwide Corp.	103	7,970

MEDIA - 3.3%
News Corp., Class A	343	8,554
Omnicom Group, Inc.	101	7,629
		16,183
OIL, GAS & CONSUMABLE FUELS - 2.7%
Permian Resources Corp., Class A	621	13,243

PROFESSIONAL SERVICES - 3.2%
Genpact Ltd.	249	9,280
Paychex, Inc.	70	6,465
		15,745
RETAIL REITS - 2.0%
NNN REIT, Inc.	232	9,770

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
Analog Devices, Inc.	51	16,179

SPECIALIZED REITS - 4.4%
Lamar Advertising Co., Class A	109	13,774
Public Storage	28	7,574
		21,348
SPECIALTY RETAIL - 2.2%
Asbury Automotive Group, Inc.*	54	10,595

54	Artisan Partners Funds

	Shares Held	Value
TRADING COMPANIES & DISTRIBUTORS - 1.6%
Ferguson Enterprises, Inc.	33	$7,696

Total common stocks
(Cost $392,234)		469,007

SHORT-TERM INVESTMENT - 2.1%

INVESTMENT COMPANY - 2.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 3.55%(2)(3) (Cost $10,422)	10,422	10,422

Total investments - 97.7%
(Cost $402,656)		479,429

Other assets less liabilities - 2.3%		11,271

Total net assets - 100.0%#		$490,700

(1)	All or a portion of security is on loan at March 31, 2026.

(2)	Security is partially used as collateral for securities lending. At March 31, 2026, the Fund had loaned securities with a total value of $2,591. This was collateralized by cash of $2,571 which was subsequently invested in an investment company.

(3)	Represents the current yield as of March 31, 2026.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$25,787	5.4%
Consumer Discretionary	54,087	11.3
Consumer Staples	28,438	5.9
Energy	25,439	5.3
Financials	68,702	14.3
Health Care	51,812	10.8
Industrials	71,781	15.0
Information Technology	52,338	10.9
Materials	19,595	4.1
Real Estate	33,848	7.1
Utilities	37,180	7.7
Short-Term Investment	10,422	2.2
Total investments	$479,429	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	55

ARTISAN SELECT EQUITY FUND

Schedule of Investments — March 31, 2026 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 91.0%

BANKS - 5.3%
Citigroup, Inc.	40	$4,537

CAPITAL MARKETS - 10.3%
Bank of New York Mellon Corp. (The)	37	4,384
Charles Schwab Corp. (The)	47	4,420
		8,804
CHEMICALS - 4.5%
Axalta Coating Systems Ltd.*	139	3,857

CONSTRUCTION MATERIALS - 4.4%
Heidelberg Materials AG(1)(2)	18	3,738

CONSUMER FINANCE - 4.9%
American Express Co.	14	4,184

ENTERTAINMENT - 3.1%
Universal Music Group NV(1)(2)	136	2,629

FINANCIAL SERVICES - 4.4%
Berkshire Hathaway, Inc., Class B*	8	3,783

HEALTH CARE PROVIDERS & SERVICES - 8.9%
Elevance Health, Inc.	13	3,925
Henry Schein, Inc.*	51	3,726
		7,651
HOTELS, RESTAURANTS & LEISURE - 4.4%
Aramark	94	3,810

INSURANCE - 9.2%
Marsh & McLennan Cos., Inc.	23	3,921
Progressive Corp. (The)	20	3,941
		7,862
INTERACTIVE MEDIA & SERVICES - 9.2%
Alphabet, Inc., Class A	15	4,289
Meta Platforms, Inc., Class A	6	3,598
		7,887
LIFE SCIENCES TOOLS & SERVICES - 4.7%
IQVIA Holdings, Inc.*	24	4,030

MACHINERY - 4.0%
Snap-on, Inc.	9	3,389

OIL, GAS & CONSUMABLE FUELS - 6.2%
Shell plc(2)	114	5,324

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
Lam Research Corp.	10	2,199

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.9%
Samsung Electronics Co. Ltd.(1)(2)	37	4,210

Total common stocks
(Cost $55,478)		77,894

SHORT-TERM INVESTMENT - 8.6%

INVESTMENT COMPANY - 8.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 3.55%(3) (Cost $7,344)	7,344	7,344
	Shares Held	Value
Total investments - 99.6%
(Cost $62,822)		$85,238

Other assets less liabilities - 0.4%		300

Total net assets - 100.0%#		$85,538

(1)	The Fund considers the company to be from outside the United States.

Trading
Security	Country	Currency
Heidelberg Materials AG	Germany	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW
Universal Music Group NV	Netherlands	EUR

(2)	Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners Funds and administered by the valuation designee. In total, securities valued at a fair value were $15,901, or 18.6% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(3)	Represents the current yield as of March 31, 2026.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$10,516	12.3%
Consumer Discretionary	3,810	4.5
Energy	5,324	6.3
Financials	29,170	34.2
Health Care	11,681	13.7
Industrials	3,389	4.0
Information Technology	6,409	7.5
Materials	7,595	8.9
Short-Term Investment	7,344	8.6
Total investments	$85,238	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

56	Artisan Partners Funds

ARTISAN SMALL CAP FUND

Schedule of Investments — March 31, 2026 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.3%

AEROSPACE & DEFENSE - 13.8%
BWX Technologies, Inc.	95	$19,460
FTAI Aviation Ltd.	3	796
Hexcel Corp.	222	17,953
Kratos Defense & Security Solutions, Inc.*	302	21,307
Loar Holdings, Inc.*	279	15,963
Mercury Systems, Inc.*	119	8,665
VSE Corp.	186	34,228
York Space Systems, Inc.*	193	4,289
		122,661
AUTOMOBILE COMPONENTS - 1.0%
Hesai Group, ADR(1)*	460	8,791

BEVERAGES - 2.0%
Vita Coco Co., Inc. (The)*	364	17,420

BIOTECHNOLOGY - 17.5%
Ascendis Pharma A/S, ADR(1)*	228	52,243
Ionis Pharmaceuticals, Inc.*	280	21,036
Madrigal Pharmaceuticals, Inc.*	40	20,811
Rhythm Pharmaceuticals, Inc.*	131	11,379
Twist Bioscience Corp.*	723	34,360
Vaxcyte, Inc.*	100	5,795
Veracyte, Inc.*	316	10,187
		155,811
BROADLINE RETAIL - 1.6%
Ollie's Bargain Outlet Holdings, Inc.*	156	14,318

BUILDING PRODUCTS - 6.0%
Modine Manufacturing Co.*	247	53,481

CAPITAL MARKETS - 2.3%
Marex Group plc(1)	461	20,532

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 7.2%
Cognex Corp.	519	25,419
Flex Ltd.*	154	10,076
nLight, Inc.*	361	20,567
Novanta, Inc.*	71	8,410
		64,472
FOOD PRODUCTS - 0.7%
Freshpet, Inc.*	101	5,944
HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
iRhythm Holdings, Inc.*	76	8,987
PROCEPT BioRobotics Corp.*	215	5,370
		14,357
HEALTH CARE PROVIDERS & SERVICES - 2.0%
Guardant Health, Inc.*	116	10,677
HealthEquity, Inc.*	88	7,374
		18,051
HEALTH CARE TECHNOLOGY - 1.0%
Waystar Holding Corp.*	386	9,303

HOTELS, RESTAURANTS & LEISURE - 0.8%
Wingstop, Inc.	47	7,332
	Shares Held	Value
HOUSEHOLD DURABLES - 2.7%
Installed Building Products, Inc.	90	$23,753

INSURANCE - 1.0%
Baldwin Insurance Group, Inc. (The), Class A*	407	8,919

IT SERVICES - 0.8%
Akamai Technologies, Inc.*	60	6,859

LIFE SCIENCES TOOLS & SERVICES - 3.7%
Bruker Corp.	399	14,396
Repligen Corp.*	61	7,133
Stevanato Group SpA(1)	856	11,772
		33,301
MACHINERY - 4.5%
Flowserve Corp.	304	22,379
SPX Technologies, Inc.*	89	17,843
		40,222
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.7%
Colliers International Group, Inc.(1)	130	13,930
Compass, Inc., Class A*	2,609	19,074
		33,004
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.1%
Lattice Semiconductor Corp.*	288	26,670
MACOM Technology Solutions Holdings, Inc.*	147	32,734
Onto Innovation, Inc.*	61	12,589
Semtech Corp.*	60	4,605
SiTime Corp.*	13	4,572
		81,170
SOFTWARE - 7.6%
Cellebrite DI Ltd.(1)*	760	10,476
Guidewire Software, Inc.*	155	23,251
Procore Technologies, Inc.*	285	16,218
SailPoint, Inc.*	441	5,836
ServiceTitan, Inc., Class A*	190	12,073
		67,854
SPECIALTY RETAIL - 1.1%
Warby Parker, Inc., Class A*	446	9,403

TEXTILES, APPAREL & LUXURY GOODS - 1.3%
Birkenstock Holding plc(1)*	317	11,353

TRADING COMPANIES & DISTRIBUTORS - 3.3%
Applied Industrial Technologies, Inc.	57	15,108
SiteOne Landscape Supply, Inc.*	104	13,832
		28,940

Total common stocks
(Cost $706,288)		857,251

Artisan Partners Funds	57

	Shares Held	Value
SHORT-TERM INVESTMENT - 2.1%

INVESTMENT COMPANY - 2.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 3.55%(2) (Cost $18,893)	18,893	$18,893

Total investments - 98.4%
(Cost $725,181)		876,144

Other assets less liabilities - 1.6%		14,598

Total net assets - 100.0%#		$890,742

(1)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Ascendis Pharma A/S	Denmark	USD
Birkenstock Holding plc	Germany	USD
Cellebrite DI Ltd.	Israel	USD
Colliers International Group, Inc.	Canada	USD
Hesai Group	China	USD
Marex Group plc	United Kingdom	USD
Stevanato Group SpA	Italy	USD

(2)	Represents the current yield as of March 31, 2026.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$74,950	8.5%
Consumer Staples	23,364	2.7
Financials	29,451	3.4
Health Care	230,824	26.3
Industrials	245,303	28.0
Information Technology	220,356	25.1
Real Estate	33,003	3.8
Short-Term Investment	18,893	2.2
Total investments	$876,144	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

58	Artisan Partners Funds

ARTISAN SUSTAINABLE EMERGING MARKETS FUND

Schedule of Investments — March 31, 2026 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.2%

ARGENTINA - 2.2%
Vista Energy SAB de CV, ADR*	156	$11,791

AUSTRALIA - 2.1%
Anglogold Ashanti plc	114	11,141

BELGIUM - 0.7%
Cenergy Holdings SA(1)	167	3,683

BRAZIL - 9.3%
GPS Participacoes e Empreendimentos SA(2)	2,697	8,626
Itau Unibanco Holding SA (Preference)	1,145	9,607
MercadoLibre, Inc.*	6	9,741
NU Holdings Ltd., Class A*	369	5,303
Vale SA	500	7,962
Vivara Participacoes SA	1,513	7,529
		48,768
CHILE - 0.2%
Antofagasta plc(1)	18	792

CHINA - 18.3%
Alibaba Group Holding Ltd.(1)	1,141	17,969
Baidu, Inc., Class A(1)*	337	4,684
BYD Co. Ltd., Class H(1)	402	5,513
CIMC Enric Holdings Ltd.(1)	1,936	2,488
Contemporary Amperex Technology Co. Ltd., Class A(1)	166	9,706
Prosus NV(1)	120	5,469
Tencent Holdings Ltd.(1)	362	22,841
Trip.com Group Ltd.(1)*	120	5,918
Wuxi Biologics Cayman, Inc.(1)(3)*	2,348	10,010
Zhuzhou CRRC Times Electric Co. Ltd., Class H(1)	2,473	11,537
		96,135
EGYPT - 0.7%
Commercial International Bank - Egypt (CIB), GDR(1)(3)	1,756	3,894

GEORGIA - 0.7%
Lion Finance Group plc(1)	32	3,923

GREECE - 1.8%
Alpha Bank SA(1)	1,358	5,045
Metlen Energy & Metals plc(1)(4)*	118	4,611
		9,656
HONG KONG - 1.6%
AIA Group Ltd.(1)	742	8,334

INDIA - 6.6%
Dabur India Ltd.(1)	507	2,215
Havells India Ltd.(1)	346	4,382
ICICI Bank Ltd.(1)	991	12,907
Infosys Ltd.(1)	329	4,384
Lemon Tree Hotels Ltd.(1)(3)*	1,684	1,831
Reliance Industries Ltd.(1)	624	9,049
		34,768
INDONESIA - 1.0%
Bank Rakyat Indonesia Persero Tbk. PT(1)	13,451	2,651
Indofood CBP Sukses Makmur Tbk. PT(1)	6,023	2,618
		5,269
KAZAKHSTAN - 2.0%
Kaspi.KZ JSC, ADR*	73	5,439
NAC Kazatomprom JSC, GDR(1)(3)	63	4,989
		10,428
	Shares Held	Value
MEXICO - 3.3%
Cemex SAB de CV	5,586	$6,396
Corp. Inmobiliaria Vesta SAB de CV	1,996	6,660
Gentera SAB de CV	1,572	4,460
		17,516
PANAMA - 1.3%
Copa Holdings SA, Class A	58	6,591

PERU - 2.5%
Cia de Minas Buenaventura SAA, ADR	197	7,104
Credicorp Ltd.	17	5,758
		12,862
POLAND - 0.6%
Zabka Group SA(1)*	550	3,305

ROMANIA - 0.4%
Banca Transilvania SA(1)	253	2,064

RUSSIA - 0.0%
Sberbank of Russia PJSC(1)(5)(6)	265	—

SINGAPORE - 0.4%
Sea Ltd., ADR*	23	1,879

SLOVENIA - 1.2%
Nova Ljubljanska Banka dd, GDR(1)(3)	132	6,525

SOUTH AFRICA - 2.8%
FirstRand Ltd.(1)	1,551	7,928
MTN Group Ltd.(1)	599	6,953
		14,881
SOUTH KOREA - 11.6%
Cosmax, Inc.(1)	42	5,459
Doosan Enerbility Co. Ltd.(1)*	93	5,717
HD Hyundai Electric Co. Ltd.(1)	11	6,316
Kia Corp.(1)	87	8,348
NAVER Corp.(1)	23	3,051
Samsung Biologics Co. Ltd.(1)(3)*	8	7,480
Samsung E&A Co. Ltd.(1)	122	2,877
Shinhan Financial Group Co. Ltd.(1)	86	4,939
SK hynix, Inc.(1)	30	16,465
		60,652
TAIWAN - 19.2%
E Ink Holdings, Inc.(1)	1,550	6,739
MediaTek, Inc.(1)	307	14,855
Taiwan Semiconductor Manufacturing Co. Ltd.(1)	1,403	79,075
		100,669
THAILAND - 1.0%
Bangkok Bank PCL(1)	525	2,675
CP ALL PCL(1)	1,774	2,484
		5,159
TURKEY - 1.9%
Aselsan Elektronik Sanayi ve Ticaret A/S(1)	450	3,249
BIM Birlesik Magazalar A/S(1)	417	6,500
		9,749
UNITED ARAB EMIRATES - 0.6%
ADNOC Logistics & Services(1)	2,071	2,943

UNITED STATES - 0.4%
Globant SA*	43	1,977

Artisan Partners Funds	59

	Shares Held	Value
VIETNAM - 1.8%
Vietnam Technological & Commercial Joint Stock Bank(1)	7,721	$9,174

Total common stocks
(Cost $395,475)		504,528
	No. of Warrants‡
WARRANT - 0.6%

Cayman Islands - 0.6%
Talos III Spc, expiring 2/3/2027, strike price $0.00000(1)* (Cost $3,227)	919	2,894

	Shares Held
SHORT-TERM INVESTMENT - 3.7%
2
INVESTMENT COMPANY - 3.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 3.55%(7)(8) (Cost $19,547)	19,547	19,547

Total investments - 100.5% (Cost $418,249)		526,969

Other assets less liabilities - (0.5)%		(2,702)

Total net assets - 100.0%#		$524,267

(1)	Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners Funds and administered by the valuation designee. In total, securities valued at a fair value were $389,458, or 74.3% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the value of these securities was $34,729 or 6.6% of net assets.
(4)	All or a portion of security is on loan at March 31, 2026.
(5)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(6)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sberbank of Russia PJSC	1/8/2019 - 3/25/2020	$772	$—	0.0%

(7)	Security is partially used as collateral for securities lending. At March 31, 2026, the Fund had loaned securities with a total value of $4,319. This was collateralized by cash of $4,715 which was subsequently invested in an investment company.
(8)	Represents the current yield as of March 31, 2026.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$37,529	7.1%
Consumer Discretionary	64,197	12.2
Consumer Staples	22,581	4.3
Energy	28,772	5.5
Financials	103,520	19.7
Health Care	17,490	3.3
Industrials	69,783	13.2
Information Technology	123,495	23.4
Materials	33,395	6.3
Real Estate	6,660	1.3
Short-Term Investment	19,547	3.7
Total investments	$526,969	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

60	Artisan Partners Funds

ARTISAN VALUE FUND

Schedule of Investments — March 31, 2026 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.6%

AEROSPACE & DEFENSE - 4.1%
Airbus SE(1)(2)	26	$4,834
Safran SA(1)(2)	20	6,440
		11,274
AIR FREIGHT & LOGISTICS - 2.5%
United Parcel Service, Inc., Class B	71	6,993

BANKS - 8.3%
Bank of America Corp.	146	7,104
PNC Financial Services Group, Inc. (The)	33	6,784
Wells Fargo & Co.	113	8,973
		22,861
BEVERAGES - 2.6%
Heineken Holding NV(1)(2)	102	7,315

BROADLINE RETAIL - 2.8%
Amazon.com, Inc.*	38	7,841

CAPITAL MARKETS - 5.4%
CME Group, Inc.	18	5,379
Goldman Sachs Group, Inc. (The)	6	5,257
Morgan Stanley	26	4,197
		14,833
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.3%
Comcast Corp., Class A	224	6,440

ENERGY EQUIPMENT & SERVICES - 3.5%
SLB Ltd.	190	9,755

ENTERTAINMENT - 4.4%
Universal Music Group NV(1)(2)	366	7,102
Walt Disney Co. (The)	51	4,956
		12,058
FINANCIAL SERVICES - 4.0%
Berkshire Hathaway, Inc., Class B*	9	4,375
Visa, Inc., Class A	22	6,778
		11,153
FOOD PRODUCTS - 5.1%
Kerry Group plc, Class A(1)(2)	90	7,119
Nestle SA(2)	71	7,007
		14,126
GROUND TRANSPORTATION - 2.7%
Union Pacific Corp.	31	7,588

HEALTH CARE EQUIPMENT & SUPPLIES - 4.9%
Baxter International, Inc.	134	2,253
Koninklijke Philips NV(1)(2)	202	5,546
Medtronic plc	67	5,770
		13,569
HEALTH CARE PROVIDERS & SERVICES - 2.4%
Elevance Health, Inc.	23	6,730

HOTELS, RESTAURANTS & LEISURE - 4.7%
Airbnb, Inc., Class A*	53	6,638
Booking Holdings, Inc.	2	6,484
		13,122
	Shares Held	Value
INSURANCE - 4.4%
Arch Capital Group Ltd.*	62	$5,910
Arthur J Gallagher & Co.	29	6,202
		12,112
INTERACTIVE MEDIA & SERVICES - 2.9%
Alphabet, Inc., Class C	28	7,916

IT SERVICES - 3.0%
Accenture plc, Class A	42	8,347

LIFE SCIENCES TOOLS & SERVICES - 5.2%
IQVIA Holdings, Inc.*	40	6,824
Thermo Fisher Scientific, Inc.	16	7,713
		14,537
OIL, GAS & CONSUMABLE FUELS - 6.3%
Diamondback Energy, Inc.	39	7,748
EOG Resources, Inc.	67	9,700
		17,448
PHARMACEUTICALS - 2.4%
Merck & Co., Inc.	54	6,512

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.8%
ASML Holding NV(1)(2)	4	5,612
Lam Research Corp.	21	4,513
NXP Semiconductors NV(1)	32	6,342
Texas Instruments, Inc.	41	7,948
		24,415
SOFTWARE - 2.8%
Salesforce, Inc.	41	7,629

TOBACCO - 3.1%
Philip Morris International, Inc.	52	8,626

Total common stocks (Cost $205,530)		273,200

SHORT-TERM INVESTMENT - 0.5%

INVESTMENT COMPANY - 0.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 3.55%(3) (Cost $1,285)	1,285	1,285

Total investments - 99.1% (Cost $206,815)		274,485

Other assets less liabilities - 0.9%		2,415

Total net assets - 100.0%#		$276,900

Artisan Partners Funds	61

(1)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Airbus SE	France	EUR
ASML Holding NV	Netherlands	EUR
Heineken Holding NV	Netherlands	EUR
Kerry Group plc	Ireland	EUR
Koninklijke Philips NV	Netherlands	EUR
NXP Semiconductors NV	Netherlands	USD
Safran SA	France	EUR
Universal Music Group NV	Netherlands	EUR

(2)	Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners Funds and administered by the valuation designee. In total, securities valued at a fair value were $50,975, or 18.4% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(3)	Represents the current yield as of March 31, 2026.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$26,414	9.6%
Consumer Discretionary	20,963	7.6
Consumer Staples	30,067	11.0
Energy	27,203	9.9
Financials	60,959	22.2
Health Care	41,348	15.1
Industrials	25,856	9.4
Information Technology	40,390	14.7
Short-Term Investment	1,285	0.5
Total investments	$274,485	100.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

62	Artisan Partners Fundsv

ARTISAN VALUE INCOME FUND

Schedule of Investments — March 31, 2026 (Unaudited)

Principal amount, shares and dollar values in thousands

	Shares Held		Value
COMMON STOCKS - 92.5%

AIR FREIGHT & LOGISTICS - 1.3%
United Parcel Service, Inc., Class B	1		$111

BANKS - 8.2%
Bank of America Corp.	3		132
Fifth Third Bancorp	2		107
PNC Financial Services Group, Inc. (The)	1		114
Prosperity Bancshares, Inc.	2		153
Wells Fargo & Co.	2		174
			680
BEVERAGES - 5.0%
Coca-Cola Co. (The)	1		106
Constellation Brands, Inc., Class A	1		129
Heineken Holding NV(1)(2)	2		176
			411
BUILDING PRODUCTS - 0.6%
Masco Corp.	1		52

CAPITAL MARKETS - 4.5%
CME Group, Inc.	—	^	67
Goldman Sachs Group, Inc. (The)	—	^	91
Moelis & Co., Class A	—	^	18
Morgan Stanley	1		101
Raymond James Financial, Inc.	1		99
			376
COMMERCIAL SERVICES & SUPPLIES - 1.4%
Veralto Corp.	1		113

CONSTRUCTION MATERIALS - 1.9%
Amrize Ltd.*	3		159

CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.0%
Sysco Corp.	1		86

DISTRIBUTORS - 1.2%
Genuine Parts Co.	1		102

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
Comcast Corp., Class A(3)	5		149

ELECTRIC UTILITIES - 10.3%
Alliant Energy Corp.	2		159
Evergy, Inc.	2		167
IDACORP, Inc.	1		128
OGE Energy Corp.	4		195
PPL Corp.	5		209
			858
ELECTRICAL EQUIPMENT - 1.1%
nVent Electric plc	1		95

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.2%
CDW Corp.	1		98

ENERGY EQUIPMENT & SERVICES - 1.9%
SLB Ltd.	3		160

ENTERTAINMENT - 2.9%
Universal Music Group NV(1)(2)	7		128
	Shares Held		Value
ENTERTAINMENT (continued)
Warner Music Group Corp., Class A	4		$111
			239
FINANCIAL SERVICES - 1.5%
Visa, Inc., Class A	—	^	121

FOOD PRODUCTS - 5.1%
Kerry Group plc, Class A(1)(2)	2		123
Nestle SA(2)	1		143
Tyson Foods, Inc., Class A	2		158
			424
GAS UTILITIES - 1.6%
UGI Corp.	4		129

GROUND TRANSPORTATION - 1.8%
Union Pacific Corp.	1		147

HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
Koninklijke Philips NV(1)(2)	5		125
Medtronic plc	1		128
			253
HEALTH CARE REITS - 1.5%
Universal Health Realty Income Trust	3		125

HOTELS, RESTAURANTS & LEISURE - 2.3%
Booking Holdings, Inc.	—	^	101
Vail Resorts, Inc.	1		90
			191
INDUSTRIAL REITS - 0.5%
Lineage, Inc.	1		40

INSURANCE - 2.7%
Arthur J Gallagher & Co.	1		116
Brown & Brown, Inc.	2		108
			224
IT SERVICES - 1.7%
Accenture plc, Class A	1		139

LEISURE PRODUCTS - 1.2%
Polaris, Inc.	2		95

MACHINERY - 1.7%
Otis Worldwide Corp.	2		137

MEDIA - 1.0%
Omnicom Group, Inc.	1		80

OIL, GAS & CONSUMABLE FUELS - 6.7%
Diamondback Energy, Inc.	1		158
EOG Resources, Inc.	2		230
Permian Resources Corp., Class A	8		172
			560
PHARMACEUTICALS - 1.8%
Merck & Co., Inc.	1		149

PROFESSIONAL SERVICES - 1.2%
Paychex, Inc.	1		99

RETAIL REITS - 1.6%
NNN REIT, Inc.	3		132

Artisan Partners Funds	63

	Shares Held		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
NXP Semiconductors NV(1)	1		$133
Texas Instruments, Inc.	1		134
			267
SOFTWARE - 1.2%
Salesforce, Inc.	1		102
SPECIALIZED REITS - 4.0%
Lamar Advertising Co., Class A	2		244
Public Storage	—	^	87
			331
TOBACCO - 2.9%
Philip Morris International, Inc.(3)	1		240

Total common stocks (Cost $6,572)			7,674

PREFERRED STOCKS - 3.5%

BANKS - 3.5%

Bank of Hawaii Corp. Series A, 4.38%(4)	7		113
WaFd, Inc. Series A, 4.88%(4)	11		175

Total preferred stocks (Cost $255)			288

SHORT-TERM INVESTMENT - 0.9%

INVESTMENT COMPANY - 0.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 3.55%(5) (Cost $78)	78		78

Total investments - 96.9% (Cost $6,905)			8,040

WRITTEN OPTION CONTRACTS - (0.2)% (Premiums received $(12))			(13)

Other assets less liabilities - 3.3%			271

Total net assets - 100.0%#			$8,298

(1)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Heineken Holding NV	Netherlands	EUR
Kerry Group plc	Ireland	EUR
Koninklijke Philips NV	Netherlands	EUR
NXP Semiconductors NV	Netherlands	USD
Universal Music Group NV	Netherlands	EUR

(2)	Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners Funds and administered by the valuation designee. In total, securities valued at a fair value were $695, or 8.4% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(3)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for written options.
(4)	Perpetual security. The rate reflected was the rate in effect on March 31, 2026.
(5)	Represents the current yield as of March 31, 2026.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$467	5.8%
Consumer Discretionary	388	4.8
Consumer Staples	1,161	14.4
Energy	721	9.0
Financials	1,688	21.0
Health Care	402	5.0
Industrials	755	9.4
Information Technology	606	7.5
Materials	159	2.0
Real Estate	628	7.8
Utilities	987	12.3
Short-Term Investment	78	1.0
Total investments	$8,040	100.0%

64	Artisan Partners Funds

WRITTEN OPTION CONTRACTS

Dollar values in thousands except exercise price

Call Options

Number of Contracts‡	Description	Exercise Price ($)	Notional Amount ($)	Expiration Date	Premiums Paid (Received) by Fund ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
3	Coca-Cola Co. (The)	85.00	23	10/16/2026	(1)	(1)^	–	^
1	Diamondback Energy, Inc.	220.00	20	9/18/2026	(1)	(1)	–	^
2	EOG Resources, Inc.	160.00	29	10/16/2026	(2)	(2)	–	^
1	Goldman Sachs Group, Inc. (The)	935.00	85	10/16/2026	(5)	(5)	–	^
10	Permian Resources Corp.	24.00	21	10/16/2026	(1)	(2)	(1)	^
5	SLB Ltd.	60.00	26	7/17/2026	(1)	(1)	–	^
5	SLB Ltd.	65.00	26	11/20/2026	(1)	(1)	–	^
Total written option contracts					(12)	(13)	(1)

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	65

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — March 31, 2026 (Unaudited)

Dollar values in thousands

	DEVELOPING WORLD	EMERGING MARKETS DEBT OPPORTUNITIES*	FLOATING RATE		FOCUS
ASSETS:
Investments in securities, unaffiliated, at value	$2,741,416	$103,080	$112,939		$1,063,917
Short-term investments, at value	72,986	43,075	16,610		122,159
Total investments	2,814,402	146,155	129,549		1,186,076
Cash	23,497	245	1,153		10,271
Cash pledged for centrally cleared swap contracts	—	1,907	—		—
Deposits with broker for foreign currency forward contracts	—	3,958	—		—
Deposits with broker for futures contracts	—	735	—		—
Deposits with broker for OTC swap contracts	—	148	—		—
Due from broker	—	197	—		—
Foreign currency	1,316	1,784	—		—
Unrealized appreciation on foreign currency forward contracts	—	2,571	—		3,853
Receivable from investments sold	24,230	2,114	1,339		8,442
Receivable from fund shares sold	6,225	177	2,388		1,520
Swaps contracts, at value	—	299	—		—
Receivable for variation margin on centrally cleared swap contracts	—	175	—		—
Receivable from the Adviser	—	1	3		—
Dividends and interest receivable	1,211	2,451	565		673
Other assets	550	13	21		168
Total assets	2,871,431	162,930	135,018		1,211,003
LIABILITIES:
Swap contracts, at value	—	16	—		—
Unrealized depreciation on unfunded loan commitments	—	—	—	^	—
Unrealized depreciation on foreign currency forward contracts	—	999	—		269
Dividends payable	—	—	4		—
Payable for investments purchased	19,454	3,813	9,229		62,636
Payable for fund shares redeemed	4,363	268	316		385
Payable for variation margin on futures contracts	—	61	—		—
Payable for return of cash collateral for foreign currency forward contracts	—	860	—		—
Payable for operating expenses	608	138	108		167
Payable for management fees	392	16	11		153
Payable for deferred director’s compensation	518	11	12		153
Payable for foreign taxes on realized gains	22	8	—		—
Payable for foreign taxes on unrealized gains	988	20	—		—
Total liabilities	26,345	6,210	9,680	**	63,763
Total net assets	$2,845,086	$156,720	$125,338		$1,147,240
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,267,045	$151,840	$131,241		$849,867
Total distributable earnings (loss)	578,041	4,880	(5,903)		297,373
Total net assets	$2,845,086	$156,720	$125,338		$1,147,240
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$217,235	$14,060	$13,226		$40,997
Advisor Shares	$1,315,030	$62,866	$78,489		$763,706
Institutional Shares	$1,312,821	$79,794	$33,623		$342,537
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	11,477,098	1,305,789	1,427,805		1,720,204
Advisor Shares	68,508,551	5,841,419	8,478,005		31,689,557
Institutional Shares	67,833,922	7,408,003	3,632,242		14,145,692
Net asset value per share
Investor Shares	$18.93	$10.77	$9.26		$23.83
Advisor Shares	$19.20	$10.76	$9.26		$24.10
Institutional Shares	$19.35	$10.77	$9.26		$24.21
Cost of total investments	$2,036,290	$145,136	$133,676		$1,042,653
Cost of foreign currency held	$1,316	$1,780	$—		$—

*	Consolidated statement

^	Amount rounds to less than $1

**	See additional information on commitments within the Schedule of Investments

The accompanying notes are an integral part of the financial statements.

66	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — March 31, 2026 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL DISCOVERY	GLOBAL EQUITY		GLOBAL OPPORTUNITIES	GLOBAL UNCONSTRAINED*
ASSETS:
Investments in securities, unaffiliated, at value	$103,347	$194,435		$1,470,993	$625,664
Repurchase Agreements, at value	—	—		—	118,126
Short-term investments, at value	4,362	5,136		42,344	341,310
Total investments	107,709	199,571		1,513,337	1,085,100
Cash	1,927	1,477		23,230	12,453
Cash pledged for centrally cleared swap contracts	—	—		—	39,608
Deposits with broker for foreign currency forward contracts	—	—		—	11,971
Deposits with broker for futures contracts	—	—		—	5,248
Deposits with broker for OTC swap contracts	—	—		—	3,885
Deposits with broker for short positions	—	—		—	130
Due from broker	—	—		—	711
Foreign currency	91	4,015		827	6,612
Unrealized appreciation on foreign currency forward contracts	—	—		—	11,979
Receivable from investments sold	2	4,573		2,548	8,237
Receivable from fund shares sold	173	117		780	13,912
Swaps contracts, at value	—	—		—	1,745
Receivable from the Adviser	1	—	^	—	—
Dividends and interest receivable	167	646		1,535	11,909
Other assets	29	30		452	16
Total assets	110,099	210,429		1,542,709	1,213,516
LIABILITIES:
Swap contracts, at value	—	—		—	330	(1)
Short positions in securities, at value	—	—		—	140,666
Unrealized depreciation on foreign currency forward contracts	—	—		—	3,781
Payable for investments purchased	781	11,610		12,746	32,085
Payable for fund shares redeemed	14	31		3,358	5,800
Payable for variation margin on futures contracts	—	—		—	1,171
Payable for return of cash collateral for short positions	—	—		—	520
Payable for return of cash collateral for foreign currency forward contracts	—	—		—	5,491
Payable for variation margin on centrally cleared swap contracts	—	—		—	1,086
Payable for operating expenses	83	81		422	403
Payable for management fees	14	25		181	131
Payable for deferred director’s compensation	28	29		436	13
Payable for foreign taxes on realized gains	—	—		—	28
Payable for foreign taxes on unrealized gains	—	—		—	112
Total liabilities	920	11,776		17,143	191,617
Total net assets	$109,179	$198,653		$1,525,566	$1,021,899
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$54,941	$155,525		$1,087,957	$976,809
Total distributable earnings	54,238	43,128		437,609	45,090
Total net assets	$109,179	$198,653		$1,525,566	$1,021,899
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$25,255	$84,319		$475,869	$50,946
Advisor Shares	$6,575	$26,127		$273,311	$718,020
Institutional Shares	$77,349	$88,207		$776,386	$252,933
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	1,358,937	3,713,089		14,901,547	4,576,367
Advisor Shares	351,461	1,151,299		8,413,071	64,494,437
Institutional Shares	4,080,929	3,810,095		23,390,553	22,709,629
Net asset value per share
Investor Shares	$18.58	$22.71		$31.93	$11.13
Advisor Shares	$18.71	$22.69		$32.49	$11.13
Institutional Shares	$18.95	$23.15		$33.19	$11.14
Cost of total investments	$84,266	$174,993		$1,265,798	$1,063,158
Cost of foreign currency held	$90	$4,015		$827	$6,547
Proceeds from short positions in securities	$—	$—		$—	$136,361

*	Consolidated statement
^	Amount rounds to less than $1
(1)	Net of upfront payments of $148

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	67

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — March 31, 2026 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL	INTERNATIONAL EXPLORER
ASSETS:
Investments in securities, unaffiliated, at value	$2,737,083	$9,901,993	$5,647,994	$361,263
Investments in securities, affiliated, at value	—	—	—	37,403
Short-term investments, at value	157,596	958,765	291,398	58,370
Total investments	2,894,679	10,860,758	5,939,392	457,036
Cash	14,387	70,865	41,152	340
Due from broker	—	4,500	—	—
Foreign currency	6,418	819	31,172	837
Unrealized appreciation on foreign currency forward contracts	—	98	—	—
Security lending income receivable	—	4	2	—
Receivable from investments sold	1	23,650	147,406	3,935
Receivable from fund shares sold	1,948	53,156	8,180	335
Dividends and interest receivable	5,374	139,740	31,423	1,619
Other assets	330	864	1,050	15
Total assets	2,923,137	11,154,454	6,199,777	464,117
LIABILITIES:
Unrealized depreciation on foreign currency forward contracts	—	71	—	—
Dividends payable	—	19,321	—	—
Payable for investments purchased	1,132	247,456	70,779	5,796
Payable for fund shares redeemed	3,737	26,852	2,203	1,409
Payable for variation margin on futures contracts	—	511	—	—
Payable upon return of securities loaned	—	9,120	—	—
Payable for operating expenses	247	1,078	891	86
Payable for management fees	385	976	781	65
Payable for deferred director’s compensation	308	724	1,000	11
Total liabilities	5,809	306,109	75,654	7,367
Total net assets	$2,917,328	$10,848,345	$6,124,123	$456,750
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$1,692,507	$11,408,924	$4,387,104	$422,320
Total distributable earnings (loss)	1,224,821	(560,579)	1,737,019	34,430
Total net assets	$2,917,328	$10,848,345	$6,124,123	$456,750
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$278,603	$585,936	$1,747,695
Advisor Shares	$471,957	$3,825,997	$1,143,374	$286,605
Institutional Shares	$2,166,768	$6,436,412	$3,233,054	$170,145
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	10,199,703	65,377,954	55,814,343
Advisor Shares	17,312,138	427,197,388	36,761,986	21,360,156
Institutional Shares	79,223,830	718,695,027	102,517,893	12,674,324
Net asset value per share
Investor Shares	$27.31	$8.96	$31.31
Advisor Shares	$27.26	$8.96	$31.10	$13.42
Institutional Shares	$27.35	$8.96	$31.54	$13.42
Cost of total investments excluding affiliated issuers	$1,754,145	$11,188,726	$4,612,902	$405,491
Cost of securities of affiliated issuers held	$—	$—	$—	$26,895
Cost of foreign currency held	$6,400	$823	$31,172	$862
Value of securities on loan	$—	$8,977	$—	$—

The accompanying notes are an integral part of the financial statements.

68	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — March 31, 2026 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL-MID	INTERNATIONAL VALUE	MID CAP		MID CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$2,640,280	$28,342,636	$2,846,456		$469,007
Investments in securities, affiliated, at value	—	7,520,205	—		—
Short-term investments, at value	—	4,336,004	79,823		10,422
Total investments	2,640,280	40,198,845	2,926,279		479,429
Cash	15,431	201,735	33,281		9,657
Foreign currency	160	45,999	—	^	—
Security lending income receivable	—	—	—		1
Receivable from investments sold	9,876	80,199	—		20,947
Receivable from fund shares sold	4,591	175,451	8,427		98
Dividends and interest receivable	12,682	133,635	428		808
Other assets	457	3,076	688		246
Total assets	2,683,477	40,838,940	2,969,103		511,186
LIABILITIES:
Payable for investments purchased	3,607	51,982	2,766		16,889
Payable for fund shares redeemed	2,123	35,544	1,432		483
Payable upon return of securities loaned	—	—	—		2,571
Payable for operating expenses	630	3,668	534		262
Payable for management fees	373	5,080	371		62
Payable for deferred director’s compensation	430	2,734	659		219
Payable for foreign taxes on unrealized gains	—	37,102	—		—
Total liabilities	7,163	136,110	5,762		20,486
Total net assets	$2,676,314	$40,702,830	$2,963,341		$490,700
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,054,755	$28,440,463	$1,872,576		$301,120
Total distributable earnings	621,559	12,262,367	1,090,765		189,580
Total net assets	$2,676,314	$40,702,830	$2,963,341		$490,700
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$107,096	$2,988,825	$580,865		$222,801
Advisor Shares	$731,807	$12,001,469	$413,079		$147,784
Institutional Shares	$1,837,411	$25,712,536	$1,969,397		$120,115
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	5,758,675	56,117,568	18,856,733		15,841,402
Advisor Shares	39,081,248	225,902,112	13,002,852		10,586,050
Institutional Shares	96,903,510	481,261,277	50,149,981		8,596,123
Net asset value per share
Investor Shares	$18.60	$53.26	$30.80		$14.06
Advisor Shares	$18.73	$53.13	$31.77		$13.96
Institutional Shares	$18.96	$53.43	$39.27		$13.97
Cost of total investments excluding affiliated issuers	$2,217,317	$22,337,113	$2,144,833		$402,656
Cost of securities of affiliated issuers held	$—	$7,674,523	$—		$—
Cost of foreign currency held	$161	$46,281	$—	^	$—
Value of securities on loan	$—	$—	$—		$2,591

^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	69

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — March 31, 2026 (Unaudited) (Continued)

Dollar values in thousands

	SELECT EQUITY	SMALL CAP	SUSTAINABLE EMERGING MARKETS	VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$77,894	$857,251	$507,422	$273,200
Short-term investments, at value	7,344	18,893	19,547	1,285
Total investments	85,238	876,144	526,969	274,485
Cash	236	14,315	616	1,881
Foreign currency	73	—	676	20
Receivable from investments sold	—	4,361	860	—
Receivable from fund shares sold	1	188	2,336	237
Receivable from the Adviser	1	—	1	3
Dividends and interest receivable	53	136	1,159	740
Other assets	19	276	25	46
Total assets	85,621	895,420	532,642	277,412
LIABILITIES:
Payable for investments purchased	—	3,653	1,778	—
Payable for fund shares redeemed	1	332	512	363
Payable upon return of securities loaned	—	—	4,715	—
Payable for operating expenses	55	309	98	79
Payable for management fees	9	117	60	28
Payable for deferred director’s compensation	18	267	23	42
Payable for foreign taxes on realized gains	—	—	67	—
Payable for foreign taxes on unrealized gains	—	—	1,122	—
Total liabilities	83	4,678	8,375	512
Total net assets	$85,538	$890,742	$524,267	$276,900
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$60,840	$611,740	$550,809	$192,191
Total distributable earnings (loss)	24,698	279,002	(26,542)	84,709
Total net assets	$85,538	$890,742	$524,267	$276,900
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$7,172	$403,256	$32,476	$67,038
Advisor Shares	$8,935	$143,916	$283,647	$55,348
Institutional Shares	$69,431	$343,570	$208,144	$154,514
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	384,732	11,736,572	1,336,058	4,823,414
Advisor Shares	478,486	4,124,775	11,680,317	4,014,124
Institutional Shares	3,737,446	9,575,355	8,403,348	11,199,980
Net asset value per share
Investor Shares	$18.64	$34.36	$24.31	$13.90
Advisor Shares	$18.67	$34.89	$24.28	$13.79
Institutional Shares	$18.58	$35.88	$24.77	$13.80
Cost of total investments	$62,822	$725,181	$418,249	$206,815
Cost of foreign currency held	$73	$—	$675	$20
Value of securities on loan	$—	$—	$4,319	$—

^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

70	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — March 31, 2026 (Unaudited) (Continued)

Dollar values in thousands

VALUE INCOME
ASSETS:
Investments in securities, unaffiliated, at value	$7,962
Short-term investments, at value	78
Total investments	8,040
Cash	112
Foreign currency	1
Receivable from investments sold	518
Receivable from fund shares sold	—^
Receivable from the Adviser	4
Dividends and interest receivable	23
Other assets	10
Total assets	8,708
LIABILITIES:
Written options, at value	13(1)
Payable for investments purchased	330
Payable for operating expenses	55
Payable for management fees	1
Payable for deferred director’s compensation	11
Total liabilities	410
Total net assets	$8,298
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$5,792
Total distributable earnings	2,506
Total net assets	$8,298
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$706
Advisor Shares	$1,395
Institutional Shares	$6,197
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	63,054
Advisor Shares	124,455
Institutional Shares	552,434
Net asset value per share
Investor Shares	$11.20
Advisor Shares	$11.21
Institutional Shares	$11.22
Cost of total investments	$6,905
Cost of foreign currency held	$1

^	Amount rounds to less than $1

(1)	Premiums received $12

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	71

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Six Months Ended March 31, 2026 (Unaudited)

Dollar values in thousands

	DEVELOPING WORLD	EMERGING MARKETS DEBT OPPORTUNITIES *	FLOATING RATE	FOCUS
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$6,244	$50	$261	$4,678
Interest(2)	1,167	7,552	3,850	35
Foreign dividend tax reclaims	736	—	—	—
Income from securities lending	—	—	—	1
Total investment income	8,147	7,602	4,111	4,714
EXPENSES:
Management fees	19,527	584	343	6,098
Transfer agent fees
Investor	410	27	23	60
Advisor	903	42	32	420
Institutional	10	7	10	10
Shareholder Communications	82	22	22	38
Custodian fees	122	76	3	19
Accounting fees	42	89	102	39
Professional fees	80	47	37	43
ReFlow fees	—	—	—	60
Registration fees
Investor	9	6	17	6
Advisor	22	9	17	13
Institutional	12	7	17	14
Director’s fees	56	3	3	16
Excise tax	—	121	—	—
Other operating expenses	65	10	7	23
Total operating expenses	21,340	1,050	633	6,859
Less amounts waived or paid by the Adviser	—	(47)	(135)	—
Total operating expenses	21,340	1,003	498	6,859
Net investment income (loss)	(13,193)	6,599	3,613	(2,145)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(3)	38,624	949	(126)	214,926
Foreign currency forward contracts	—	2,449	—	(565)
Foreign currency related transactions	(279)	450	—	(21)
Futures contracts	—	(167)	—	—
Written options	—	—	—	(1,703)
Swap contracts	—	(230)	—	30,849
Total realized gain (loss)	38,345	3,451	(126)	243,486
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(4)	(1,088,749)	(3,367)	(3,493)	(266,046)
Foreign currency forward contracts	—	786	—	3,668
Foreign currency related transactions	(8)	3	—	3
Futures contracts	—	663	—	—
Swap contracts	—	(1,063)	—	(30,954)
Unfunded loan commitments	—	—	1	—
Total decrease in unrealized appreciation or depreciation	(1,088,757)	(2,978)	(3,492)	(293,329)
Net gain (loss) on investments and foreign currency related transactions	(1,050,412)	473	(3,618)	(49,843)
Net increase (decrease) in net assets resulting from operations	$(1,063,605)	$7,072	$(5)	$(51,988)

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$214	$—	$—	$91
(2) Net of foreign taxes withheld on interest	—	213	—	—
(3) Net of foreign taxes on realized gains	2,505	8	—	—
(4) Net of increase(decrease) in foreign taxes on unrealized gains	(13,654)	4	—	—

* Consolidated statement.
^ Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

72	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Six Months Ended March 31, 2026 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL DISCOVERY	GLOBAL EQUITY	GLOBAL OPPORTUNITIES	GLOBAL UNCONSTRAINED *
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$248	$1,012	$6,660	$1,823
Interest(2)	36	27	436	31,505
Income from securities lending	—	— ^	—	—
Total investment income	284	1,039	7,096	33,328
EXPENSES:
Management fees	783	919	8,096	3,407
Transfer agent fees
Investor	44	111	638	50
Advisor	16	20	210	270
Institutional	11	10	11	13
Shareholder Communications	13	13	40	30
Custodian fees	8	31	42	162
Accounting fees	42	42	42	166
Professional fees	30	30	67	55
ReFlow fees	5	4	370	—
Registration fees
Investor	6	11	10	8
Advisor	13	8	13	54
Institutional	13	9	9	17
Director’s fees	3	3	30	6
Interest expense	—	3	—	—
Dividends on securities sold short	—	—	—	379
Interest on securities sold short	—	—	—	2,891
Other operating expenses	7	5	36	207
Total operating expenses	994	1,219	9,614	7,715
Less amounts waived or paid by the Adviser	(31)	(2)	—	(179)
Net expenses	963	1,217	9,614	7,536
Net investment income (loss)	(679)	(178)	(2,518)	25,792
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(3)	33,671	28,450	206,398	7,559
Foreign currency forward contracts	—	—	—	6,565
Foreign currency related transactions	(8)	16	(33)	2,655
Futures contracts	—	—	—	683
Securities sold short	—	—	—	(1,610)
Swap contracts	—	—	—	(4,131)
Total realized gain	33,663	28,466	206,365	11,721
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(4)	(34,814)	(23,757)	(314,462)	(7,311)
Foreign currency forward contracts	—	—	—	8,306
Foreign currency related transactions	(1)	(24)	(41)	(147)
Futures contracts	—	—	—	2,286
Swap contracts	—	—	—	9,718
Securities sold short	—	—	—	28
Total increase (decrease) in unrealized appreciation or depreciation	(34,815)	(23,781)	(314,503)	12,880
Net gain (loss) on investments and foreign currency related transactions	(1,152)	4,685	(108,138)	24,601
Net increase (decrease) in net assets resulting from operations	$(1,831)	$4,507	$(110,656)	$50,393

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$2	$80	$81	$30
(2) Net of foreign taxes withheld on interest	—	—	—	982
(3) Net of foreign taxes on realized gains	—	—	—	11
(4) Net of increase(decrease) in foreign taxes on unrealized gains	—	—	—	98

* Consolidated statement.

^ Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	73

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Six Months Ended March 31, 2026 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL	INTERNATIONAL EXPLORER
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$28,639	$17,071	$38,548	$3,736
Interest	299	385,104	714	108
Income from securities lending	13	90	33	—
Total investment income	28,951	402,265	39,295	3,844
EXPENSES:
Management fees	14,419	35,011	28,948	2,236
Transfer agent fees
Investor	315	769	1,891
Advisor	193	1,840	468	130
Institutional	9	4	5	10
Shareholder Communications	27	187	79	16
Custodian fees	61	42	362	28
Accounting fees	42	109	42	41
Professional fees	62	177	109	30
ReFlow fees	17	—	—	—
Registration fees
Investor	20	22	27
Advisor	17	92	63	14
Institutional	21	130	28	11
Director’s fees	38	139	79	5
Interest expense	—	—	59	—
Other operating expenses	46	156	84	9
Total operating expenses	15,287	38,678	32,244	2,530
Net investment income	13,664	363,587	7,051	1,314
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	132,246	(26,006)	522,878	13,981
Foreign currency forward contracts	(329)	844	—	—
Foreign currency related transactions	(127)	221	(1)	(61)
Futures contracts	—	(2,682)	—	—
Total realized gain (loss)	131,790	(27,623)	522,877	13,920
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(2)	(40,060)	(338,477)	(141,643)	(21,549)
Investments, from affiliated issuers	—	—	—	14,827
Foreign currency forward contracts	329	124	—	—
Foreign currency related transactions	(201)	(95)	(743)	(26)
Futures contracts	—	4,397	—	—
Unfunded loan commitments	—	30	—	—
Total decrease in unrealized appreciation or depreciation	(39,932)	(334,021)	(142,386)	(6,748)
Net gain (loss) on investments and foreign currency related transactions	91,858	(361,644)	380,491	7,172
Net increase in net assets resulting from operations	$105,522	$1,943	$387,542	$8,486

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$1,052	$—	$4,014	$214
(2) Net of increase(decrease) in foreign taxes on unrealized gains	—	—	—	(122)

^ Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

74	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Six Months Ended March 31, 2026 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL-MID	INTERNATIONAL VALUE	MID CAP	MID CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$14,857	$375,135	$3,962	$6,325
Dividends, from affiliated issuers(2)	—	30,292	—	—
Interest	924	3,809	629	161
Income from securities lending	—	164	—	1
Total investment income	15,781	409,400	4,591	6,487
EXPENSES:
Management fees	15,093	194,217	16,028	2,856
Transfer agent fees
Investor	144	3,832	888	277
Advisor	379	5,704	227	83
Institutional	7	5	13	12
Shareholder Communications	228	455	115	62
Custodian fees	116	1,377	22	7
Accounting fees	42	42	30	30
Professional fees	119	568	99	42
ReFlow fees	105	313	418	253
Registration fees
Investor	15	17	10	15
Advisor	27	85	14	8
Institutional	39	187	21	15
Director’s fees	53	554	54	14
Interest expense	16	—	—	—
Other operating expenses	51	609	62	19
Total operating expenses	16,434	207,965	18,001	3,693
Net investment income (loss)	(653)	201,435	(13,410)	2,794
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(3)	298,740	2,580,275	401,104	112,973
Investments, from affiliated issuers	—	(96,654)	—	—
Foreign currency forward contracts	—	(16,020)	—	—
Foreign currency related transactions	(599)	(1,329)	—	—
Total realized gain	298,141	2,466,272	401,104	112,973
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(4)	(302,085)	(815,303)	(575,562)	(135,824)
Investments, from affiliated issuers	—	(299,077)	—	—
Foreign currency forward contracts	—	12,011	—	—
Foreign currency related transactions	(179)	(5,153)	(1)	—
Total decrease in unrealized appreciation or depreciation	(302,264)	(1,107,522)	(575,563)	(135,824)
Net gain (loss) on investments and foreign currency related transactions	(4,123)	1,358,750	(174,459)	(22,851)
Net increase (decrease) in net assets resulting from operations	$(4,776)	$1,560,185	$(187,869)	$(20,057)

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$1,057	$25,781	$—	$—
(2) Net of foreign taxes withheld on dividends, affiliated issuers	$—	$2,752	$—	$—
(3) Net of foreign taxes on realized gains	1	5,002	—	—
(4) Net of increase(decrease) in foreign taxes on unrealized gains	—	(9,461)	—	—

^ Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	75

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Six Months Ended March 31, 2026 (Unaudited) (Continued)

Dollar values in thousands

	SELECT EQUITY	SMALL CAP	SUSTAINABLE EMERGING MARKETS	VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$696	$1,058	$4,005	$2,924
Interest	5	191	11	36
Income from securities lending	—	—	16	—
Total investment income	701	1,249	4,032	2,960
EXPENSES:
Management fees	304	4,928	1,989	1,149
Transfer agent fees
Investor	20	510	37	91
Advisor	13	71	109	43
Institutional	11	12	9	10
Shareholder Communications	12	60	16	23
Custodian fees	3	13	102	6
Accounting fees	30	30	42	30
Professional fees	24	48	32	30
ReFlow fees	—	161	—	21
Registration fees
Investor	14	9	7	5
Advisor	15	17	15	7
Institutional	14	8	12	9
Director’s fees	3	16	4	5
Other operating expenses	6	22	10	6
Total operating expenses	469	5,905	2,384	1,435
Less amounts waived or paid by the Adviser	(42)	—	(19)	(73)
Net expenses	427	5,905	2,365	1,362
Net investment income (loss)	274	(4,656)	1,667	1,598
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(2)	2,529	153,837	13,267	18,685
Foreign currency forward contracts	(7)	—	—	—
Foreign currency related transactions	(8)	—	34	(22)
Total realized gain	2,514	153,837	13,301	18,663
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(3)	912	(135,233)	3,111	(15,345)
Foreign currency forward contracts	7	—	—	—
Foreign currency related transactions	(2)	—	(17)	(7)
Total increase (decrease) in unrealized appreciation or depreciation	917	(135,233)	3,094	(15,352)
Net gain on investments and foreign currency related transactions	3,431	18,604	16,395	3,311
Contribution from the Adviser	—	1	—	—
Net increase in net assets resulting from operations	$3,705	$13,948	$18,062	$4,909

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$9	$7	$533	$14
(2) Net of foreign taxes on realized gains	—	—	67	—
(3) Net of increase(decrease) in foreign taxes on unrealized gains	—	—	(78)	—
^ Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

76	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Six Months Ended March 31, 2026 (Unaudited) (Continued)

Dollar values in thousands

VALUE INCOME
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$210
Interest	1
Income from securities lending	– ^
Total investment income	211
EXPENSES:
Management fees	49
Transfer agent fees
Investor	19
Advisor	11
Institutional	11
Shareholder Communications	11
Custodian fees	5
Accounting fees	38
Professional fees	24
Registration fees
Investor	15
Advisor	15
Institutional	15
Director’s fees	3
Interest expense	– ^
Other operating expenses	5
Total operating expenses	221
Less amounts waived or paid by the Adviser	(144)
Net expenses	77
Net investment income	134
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	1,392
Foreign currency related transactions	5
Written options	(9)
Total realized gain	1,388
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(597)
Foreign currency related transactions	– ^
Written options	(5)
Total decrease in unrealized appreciation or depreciation	(602)
Net gain on investments and foreign currency related transactions	786
Net increase in net assets resulting from operations	$920

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$– ^

^ Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	77

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

			EMERGING MARKETS DEBT
	DEVELOPING WORLD		OPPORTUNITIES*
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	3/31/2026	9/30/2025	3/31/2026	9/30/2025
OPERATIONS:
Net investment income (loss)	$(13,193)	$(20,041)	$6,599	$8,422
Net realized gain (loss)	38,345	484,357	3,451	507
Net increase (decrease) in unrealized appreciation or depreciation	(1,088,757)	240,261	(2,978)	2,471
Net increase (decrease) in net assets resulting from operations	(1,063,605)	704,577	7,072	11,400
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	—	—	(495)	(504)
Advisor Shares	—	—	(2,201)	(2,781)
Institutional Shares	—	—	(3,189)	(5,213)
Total distributions to shareholders	—	—	(5,885)	(8,498)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(460,121)	56,520	20,775	56,267
Total increase (decrease) in net assets	(1,523,726)	761,097	21,962	59,169
Net assets, beginning of period	4,368,812	3,607,715	134,758	75,589
Net assets, end of period	$2,845,086	$4,368,812	$156,720	$134,758

*        Consolidated statement

	FLOATING RATE		FOCUS
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	3/31/2026	9/30/2025	3/31/2026	9/30/2025
OPERATIONS:
Net investment income (loss)	$3,613	$6,178	$(2,145)	$21
Net realized gain (loss)	(126)	(371)	243,486	86,686
Net increase (decrease) in unrealized appreciation or depreciation	(3,492)	(27)	(293,329)	160,732
Contribution from the Adviser	—	—	—	95
Net increase (decrease) in net assets resulting from operations	(5)	5,780	(51,988)	247,439
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(419)	(1,379)	(1,754)	(4,815)
Advisor Shares	(1,788)	(2,122)	(31,745)	(78,437)
Institutional Shares	(1,323)	(2,562)	(14,185)	(37,595)
Total distributions to shareholders	(3,530)	(6,063)	(47,684)	(120,847)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	42,633	13,708	(6,798)	(33,979)
Total increase (decrease) in net assets	39,098	13,425	(106,470)	92,708
Net assets, beginning of period	86,240	72,815	1,253,710	1,161,002
Net assets, end of period	$125,338	$86,240	$1,147,240	$1,253,710

The accompanying notes are an integral part of the financial statements.

78	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL DISCOVERY		GLOBAL EQUITY
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	3/31/2026	9/30/2025	3/31/2026	9/30/2025
OPERATIONS:
Net investment income (loss)	$(679)	$(1,313)	$(178)	$1,226
Net realized gain (loss)	33,663	37,589	28,466	43,813
Net increase (decrease) in unrealized appreciation or depreciation	(34,815)	(7,608)	(23,781)	15,914
Net increase (decrease) in net assets resulting from operations	(1,831)	28,668	4,507	60,953
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(4,990)	(281)	(16,919)	(6,881)
Advisor Shares	(1,462)	(143)	(3,979)	(520)
Institutional Shares	(20,733)	(1,664)	(17,491)	(10,398)
Total distributions to shareholders	(27,185)	(2,088)	(38,389)	(17,799)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(68,661)	(63,119)	30,713	(22,828)
Total increase (decrease) in net assets	(97,677)	(36,539)	(3,169)	20,326
Net assets, beginning of period	206,856	243,395	201,822	181,496
Net assets, end of period	$109,179	$206,856	$198,653	$201,822

	GLOBAL OPPORTUNITIES		GLOBAL UNCONSTRAINED*
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	3/31/2026	9/30/2025	3/31/2026	9/30/2025
OPERATIONS:
Net investment income (loss)	$(2,518)	$(2,776)	$25,792	$21,227
Net realized gain (loss)	206,365	434,877	11,721	(9,424)
Net increase (decrease) in unrealized appreciation or depreciation	(314,503)	(248,294)	12,880	18,906
Contribution from the Adviser	—	—	—	2
Net increase (decrease) in net assets resulting from operations	(110,656)	183,807	50,393	30,709
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(19,250)	(73,932)	(918)	(1,127)
Advisor Shares	(13,303)	(53,701)	(13,507)	(12,029)
Institutional Shares	(30,274)	(137,227)	(3,339)	(3,266)
Total distributions to shareholders	(62,827)	(264,860)	(17,764)	(16,422)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(314,744)	(462,158)	492,041	364,571
Total increase (decrease) in net assets	(488,227)	(543,211)	524,670	378,860
Net assets, beginning of period	2,013,793	2,557,004	497,229	118,369
Net assets, end of period	$1,525,566	$2,013,793	$1,021,899	$497,229

*	Consolidated statement

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	79

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL VALUE		HIGH INCOME
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	3/31/2026	9/30/2025	3/31/2026	9/30/2025
OPERATIONS:
Net investment income	$13,664	$30,139	$363,587	$652,561
Net realized gain (loss)	131,790	192,429	(27,623)	(95,572)
Net increase (decrease) in unrealized appreciation or depreciation	(39,932)	270,689	(334,021)	175,346
Net increase in net assets resulting from operations	105,522	493,257	1,943	732,335
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(12,464)	(11,535)	(21,153)	(45,107)
Advisor Shares	(20,760)	(17,630)	(129,573)	(245,402)
Institutional Shares	(102,496)	(98,824)	(215,446)	(360,413)
Total distributions to shareholders	(135,720)	(127,989)	(366,172)	(650,922)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	174,884	(102,410)	856,202	1,449,621
Total increase in net assets	144,686	262,858	491,973	1,531,034
Net assets, beginning of period	2,772,642	2,509,784	10,356,372	8,825,338
Net assets, end of period	$2,917,328	$2,772,642	$10,848,345	$10,356,372

	INTERNATIONAL		INTERNATIONAL EXPLORER
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	3/31/2026	9/30/2025	3/31/2026	9/30/2025
OPERATIONS:
Net investment income	$7,051	$90,784	$1,314	$5,937
Net realized gain (loss)	522,877	1,157,804	13,920	20,184
Net increase (decrease) in unrealized appreciation or depreciation	(142,386)	163,114	(6,748)	15,747
Net increase in net assets resulting from operations	387,542	1,411,702	8,486	41,868
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(319,001)	(133,002)
Advisor Shares	(211,410)	(79,291)	(17,550)	(3,347)
Institutional Shares	(621,048)	(259,564)	(11,162)	(1,287)
Total distributions to shareholders	(1,151,459)	(471,857)	(28,712)	(4,634)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	755,378	(94,110)	65,210	215,383
Total increase (decrease) in net assets	(8,539)	845,735	44,984	252,617
Net assets, beginning of period	6,132,662	5,286,927	411,766	159,149
Net assets, end of period	$6,124,123	$6,132,662	$456,750	$411,766

	INTERNATIONAL SMALL-MID		INTERNATIONAL VALUE
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	3/31/2026	9/30/2025	3/31/2026	9/30/2025
OPERATIONS:
Net investment income (loss)	$(653)	$11,775	$201,435	$703,983
Net realized gain (loss)	298,141	204,550	2,466,272	2,239,221
Net increase (decrease) in unrealized appreciation or depreciation	(302,264)	(13,922)	(1,107,522)	683,327
Net increase (decrease) in net assets resulting from operations	(4,776)	202,403	1,560,185	3,626,531
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(6,377)	(1,570)	(190,509)	(124,846)
Advisor Shares	(44,609)	(9,470)	(748,941)	(465,063)
Institutional Shares	(113,413)	(31,492)	(1,528,248)	(967,163)
Total distributions to shareholders	(164,399)	(42,532)	(2,467,698)	(1,557,072)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(208,733)	(1,853,130)	448,989	2,874,955
Total increase (decrease) in net assets	(377,908)	(1,693,259)	(458,524)	4,944,414
Net assets, beginning of period	3,054,222	4,747,481	41,161,354	36,216,940
Net assets, end of period	$2,676,314	$3,054,222	$40,702,830	$41,161,354

The accompanying notes are an integral part of the financial statements.

80	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	MID CAP		MID CAP VALUE
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	3/31/2026	9/30/2025	3/31/2026	9/30/2025
OPERATIONS:
Net investment income (loss)	$(13,410)	$(29,375)	$2,794	$12,240
Net realized gain (loss)	401,104	972,360	112,973	169,760
Net increase (decrease) in unrealized appreciation or depreciation	(575,563)	(187,436)	(135,824)	(220,587)
Net increase (decrease) in net assets resulting from operations	(187,869)	755,549	(20,057)	(38,587)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(152,070)	(156,822)	(17,503)	(13,106)
Advisor Shares	(76,483)	(77,709)	(11,654)	(8,513)
Institutional Shares	(290,927)	(278,151)	(13,968)	(24,801)
Total distributions to shareholders	(519,480)	(512,682)	(43,125)	(46,420)
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(60,288)	(816,685)	(358,338)	(177,272)
Total decrease in net assets	(767,637)	(573,818)	(421,520)	(262,279)
Net assets, beginning of period	3,730,978	4,304,796	912,220	1,174,499
Net assets, end of period	$2,963,341	$3,730,978	$490,700	$912,220

	SELECT EQUITY		SMALL CAP
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	3/31/2026	9/30/2025	3/31/2026	9/30/2025
OPERATIONS:
Net investment income (loss)	$274	$279	$(4,656)	$(10,689)
Net realized gain (loss)	2,514	2,569	153,837	236,974
Net increase (decrease) in unrealized appreciation or depreciation	917	7,152	(135,233)	(167,442)
Contribution from the Adviser	—	—	1	—
Net increase in net assets resulting from operations	3,705	10,000	13,948	58,843
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(225)	(37)	(33,919)	(24,495)
Advisor Shares	(236)	(21)	(11,886)	(13,874)
Institutional Shares	(2,052)	(662)	(29,021)	(26,327)
Total distributions to shareholders	(2,513)	(720)	(74,826)	(64,696)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	11,815	11,138	(167,553)	(267,734)
Total increase (decrease) in net assets	13,007	20,418	(228,430)	(273,587)
Net assets, beginning of period	72,531	52,113	1,119,172	1,392,759
Net assets, end of period	$85,538	$72,531	$890,742	$1,119,172

	SUSTAINABLE EMERGING
	MARKETS		VALUE
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	3/31/2026	9/30/2025	3/31/2026	9/30/2025
OPERATIONS:
Net investment income	$1,667	$2,809	$1,598	$5,941
Net realized gain (loss)	13,301	3,583	18,663	56,523
Net increase (decrease) in unrealized appreciation or depreciation	3,094	63,025	(15,352)	(36,495)
Net increase in net assets resulting from operations	18,062	69,417	4,909	25,969
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(354)	(171)	(9,550)	(5,699)
Advisor Shares	(3,261)	(544)	(9,071)	(6,079)
Institutional Shares	(3,505)	(1,228)	(21,586)	(11,930)
Total distributions to shareholders	(7,120)	(1,943)	(40,207)	(23,708)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	116,683	159,813	(7,549)	(31,070)
Total increase (decrease) in net assets	127,625	227,287	(42,847)	(28,809)
Net assets, beginning of period	396,642	169,355	319,747	348,556
Net assets, end of period	$524,267	$396,642	$276,900	$319,747

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	81

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	VALUE INCOME
	Six Months Ended	Year Ended
	3/31/2026	9/30/2025
OPERATIONS:
Net investment income	$134	$397
Net realized gain (loss)	1,388	276
Net increase (decrease) in unrealized appreciation or depreciation	(602)	(94)
Net increase in net assets resulting from operations	920	579
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(9)	(22)
Advisor Shares	(18)	(50)
Institutional Shares	(103)	(316)
Total distributions to shareholders	(130)	(388)
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(8,983)	(86)
Total increase (decrease) in net assets	(8,193)	105
Net assets, beginning of period	16,491	16,386
Net assets, end of period	$8,298	$16,491

The accompanying notes are an integral part of the financial statements.

82	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)		Ratio of Expenses to Average Net Assets Excluding Waivers(3)		Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
DEVELOPING WORLD
Investor Shares
3/31/2026(13)	$25.28	(0.10)	(6.25)	(6.35)	—	—	—	$18.93	(25.12)%	$217,235	1.31%		n/a		(0.88)%	51.05%
9/30/2025	$21.16	(0.16)	4.28	4.12	—	—	—	$25.28	19.47%	$400,910	1.29%		n/a		(0.70)%	77.88%
9/30/2024	$14.84	(0.11)	6.43	6.32	—	—	—	$21.16	42.59%	$348,562	1.31%		n/a		(0.64)%	60.10%
9/30/2023	$12.12	(0.11)	2.85	2.74	(0.02)	—	(0.02)	$14.84	22.60%	$281,835	1.30%		n/a		(0.74)%	67.53%
9/30/2022	$25.55	(0.17)	(11.19)	(11.36)	—	(2.07)	(2.07)	$12.12	(48.39)%	$349,016	1.28%		n/a		(0.92)%	87.26%
9/30/2021	$22.98	(0.29)	3.97	3.68	—	(1.11)	(1.11)	$25.55	16.15%	$899,701	1.26%		n/a		(1.09)%	126.20%
Advisor Shares
3/31/2026(13)	$25.62	(0.08)	(6.34)	(6.42)	—	—	—	$19.20	(25.06)%	$1,315,030	1.14%		n/a		(0.72)%	51.05%
9/30/2025	$21.41	(0.12)	4.33	4.21	—	—	—	$25.62	19.72%	$2,111,047	1.13%		n/a		(0.54)%	77.88%
9/30/2024	$14.98	(0.08)	6.51	6.43	—	—	—	$21.41	42.86%	$1,716,768	1.13%		n/a		(0.46)%	60.10%
9/30/2023	$12.25	(0.08)	2.86	2.78	(0.05)	—	(0.05)	$14.98	22.80%	$1,318,082	1.13%		n/a		(0.56)%	67.53%
9/30/2022	$25.77	(0.14)	(11.31)	(11.45)	—	(2.07)	(2.07)	$12.25	(48.32)%	$1,620,067	1.11%		n/a		(0.75)%	87.26%
9/30/2021	$23.13	(0.24)	3.99	3.75	—	(1.11)	(1.11)	$25.77	16.35%	$4,648,125	1.09%		n/a		(0.92)%	126.20%
Institutional Shares
3/31/2026(13)	$25.81	(0.07)	(6.39)	(6.46)	—	—	—	$19.35	(25.06)%	$1,312,821	1.04%		n/a		(0.62)%	51.05%
9/30/2025	$21.55	(0.11)	4.37	4.26	—	—	—	$25.81	19.81%	$1,856,855	1.04%		n/a		(0.45)%	77.88%
9/30/2024	$15.07	(0.07)	6.55	6.48	—	—	—	$21.55	43.00%	$1,542,385	1.05%		n/a		(0.38)%	60.10%
9/30/2023	$12.33	(0.07)	2.88	2.81	(0.07)	—	(0.07)	$15.07	22.88%	$1,209,431	1.05%		n/a		(0.48)%	67.53%
9/30/2022	$25.90	(0.12)	(11.38)	(11.50)	—	(2.07)	(2.07)	$12.33	(48.27)%	$1,282,523	1.03%		n/a		(0.66)%	87.26%
9/30/2021	$23.22	(0.22)	4.01	3.79	—	(1.11)	(1.11)	$25.90	16.46%	$3,178,364	1.00%		n/a		(0.83)%	126.20%
EMERGING MARKETS DEBT OPPORTUNITIES
Investor Shares
3/31/2026(13)	$10.67	0.45	0.05	0.50	(0.40)	—	(0.40)	$10.77	4.71%	$14,060	1.43	%(14)*	1.73	%(14)*	8.31%	53.32%
9/30/2025	$10.43	0.89	0.26	1.15	(0.80)	(0.11)	(0.91)	$10.67	11.57%	$10,229	1.26	%*	2.23	%*	8.57%	91.58%
9/30/2024	$10.14	0.79	0.60	1.39	(0.89)	(0.21)	(1.10)	$10.43	14.60%	$3,744	1.28	%*	3.22	%*	7.67%	101.04%
9/30/2023	$9.60	0.68	0.81	1.49	(0.72)	(0.23)	(0.95)	$10.14	16.01%	$2,646	1.30	%*	8.04	%*	6.64%	147.67%
4/7/2022 (commencement) - 9/30/2022	$10.00	0.24	(0.41)	(0.17)	(0.23)	—	(0.23)	$9.60	(1.72)%	$88	1.25%		170.55%		5.07%	38.16%
Advisor Shares
3/31/2026(13)	$10.66	0.46	0.05	0.51	(0.41)	—	(0.41)	$10.76	4.86%	$62,866	1.31	%(14)*	1.40	%(14)*	8.48%	53.32%
9/30/2025	$10.42	0.90	0.26	1.16	(0.81)	(0.11)	(0.92)	$10.66	11.70%	$50,247	1.16	%*	1.48	%*	8.67%	91.58%
9/30/2024	$10.14	0.80	0.59	1.39	(0.90)	(0.21)	(1.11)	$10.42	14.61%	$24,074	1.18	%*	1.85	%*	7.82%	101.04%
9/30/2023	$9.60	0.70	0.80	1.50	(0.73)	(0.23)	(0.96)	$10.14	16.26%	$9,466	1.20	%*	2.99	%*	6.80%	147.67%
4/7/2022 (commencement) - 9/30/2022	$10.00	0.24	(0.41)	(0.17)	(0.23)	—	(0.23)	$9.60	(1.78)%	$433	1.15%		28.37%		5.02%	38.16%
Institutional Shares
3/31/2026(13)	$10.67	0.46	0.05	0.51	(0.41)	—	(0.41)	$10.77	4.88%	$79,794	1.25	%(14)*	n/a		8.50%	53.32%
9/30/2025	$10.43	0.91	0.25	1.16	(0.81)	(0.11)	(0.92)	$10.67	11.74%	$74,282	1.11	%*	1.30	%*	8.73%	91.58%
9/30/2024	$10.15	0.81	0.59	1.40	(0.91)	(0.21)	(1.12)	$10.43	14.68%	$47,771	1.13	%*	1.64	%*	7.91%	101.04%
9/30/2023	$9.60	0.71	0.81	1.52	(0.74)	(0.23)	(0.97)	$10.15	16.39%	$24,197	1.13	%*	1.97	%*	6.99%	147.67%
4/7/2022 (commencement) - 9/30/2022	$10.00	0.23	(0.39)	(0.16)	(0.24)	—	(0.24)	$9.60	(1.65)%	$20,678	1.10%		1.57%		4.84%	38.16%

Artisan Partners Funds	83

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

							Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Contribution from Adviser		Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)		Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
FLOATING RATE
Investor Shares
3/31/2026(13)	$9.56	0.33	(0.30)	—		0.03 (5)	(0.33)	—	—	(0.33)	$9.26	0.28%	$13,226	1.10	%(6)	1.71%	7.07%	26.21%
9/30/2025	$9.58	0.70	(0.03)	—		0.67	(0.69)	—	—	(0.69)	$9.56	7.25%	$11,242	1.20%		1.55%	7.33%	92.03%
9/30/2024	$9.68	0.84	(0.09)	—		0.75	(0.82)	—	(0.03)	(0.85)	$9.58	8.09%	$12,805	1.20%		1.78%	8.76%	72.77%
9/30/2023	$9.30	0.82	0.38	—		1.20	(0.82)	—	—	(0.82)	$9.68	12.97%	$5,590	1.20%		2.74%	8.63%	76.50%
12/1/2021 (commencement) - 9/30/2022	$10.00	0.32	(0.72)	—		(0.40)	(0.30)	—	—	(0.30)	$9.30	(4.17)%	$2,451	1.20%		7.19%	4.02%	48.90%
Advisor Shares
3/31/2026(13)	$9.55	0.33	(0.29)	—		0.04 (5)	(0.33)	—	—	(0.33)	$9.26	0.43%	$78,489	0.99	%(6)	1.20%	7.09%	26.21%
9/30/2025	$9.58	0.71	(0.04)	—		0.67	(0.70)	—	—	(0.70)	$9.55	7.37%	$35,221	1.10%		1.36%	7.50%	92.03%
9/30/2024	$9.68	0.85	(0.09)	—		0.76	(0.83)	—	(0.03)	(0.86)	$9.58	8.09%	$24,111	1.10%		1.45%	8.89%	72.77%
9/30/2023	$9.30	0.82	0.40	—		1.22	(0.84)	—	—	(0.84)	$9.68	13.09%	$18,031	1.10%		1.57%	8.66%	76.50%
12/1/2021 (commencement) - 9/30/2022	$10.00	0.33	(0.72)	—		(0.39)	(0.31)	—	—	(0.31)	$9.30	(4.09)%	$16,705	1.10%		1.61%	4.16%	48.90%
Institutional Shares
3/31/2026(13)	$9.55	0.34	(0.30)	—		0.04 (5)	(0.33)	—	—	(0.33)	$9.26	0.46%	$33,623	0.95	%(6)	1.19%	7.29%	26.21%
9/30/2025	$9.58	0.72	(0.05)	—		0.67	(0.70)	—	—	(0.70)	$9.55	7.43%	$39,777	1.05%		1.24%	7.54%	92.03%
9/30/2024	$9.68	0.86	(0.09)	—		0.77	(0.84)	—	(0.03)	(0.87)	$9.58	8.15%	$35,899	1.05%		1.27%	8.95%	72.77%
9/30/2023	$9.30	0.82	0.40	—		1.22	(0.84)	—	—	(0.84)	$9.68	13.15%	$28,544	1.05%		1.36%	8.73%	76.50%
12/1/2021 (commencement) - 9/30/2022	$10.00	0.33	(0.72)	—		(0.39)	(0.31)	—	—	(0.31)	$9.30	(4.07)%	$28,077	1.05%		1.27%	4.10%	48.90%
FOCUS
Investor Shares
3/31/2026(13)	$25.89	(0.07)	(0.98)	—		(1.05)	—	(1.01)	—	(1.01)	$23.83	(4.26)%	$40,997	1.36%		n/a	(0.58)%	103.37%
9/30/2025	$23.63	(0.05)	5.09	—	(7)	5.04	—	(2.78)	—	(2.78)	$25.89	23.44%	$45,863	1.36%		n/a	(0.23)%	245.77%
9/30/2024	$16.43	— (7)	7.20	—		7.20	—	—	—	—	$23.63	43.76%	$42,763	1.29%		n/a	0.02%	401.50%
9/30/2023	$15.19	(0.02)	1.31	—		1.29	(0.05)	—	—	(0.05)	$16.43	8.57%	$47,959	1.30%		n/a	(0.14)%	271.28%
9/30/2022	$22.30	(0.06)	(3.61)	—		(3.67)	—	(3.44)	—	(3.44)	$15.19	(20.76)%	$237,102	1.24%		n/a	(0.31)%	240.40%
9/30/2021	$18.34	(0.11)	4.73	—		4.62	—	(0.66)	—	(0.66)	$22.30	25.70%	$340,450	1.25%		n/a	(0.52)%	316.74%
Advisor Shares
3/31/2026(13)	$26.14	(0.05)	(0.98)	—		(1.03)	—	(1.01)	—	(1.01)	$24.10	(4.14)%	$763,706	1.14%		n/a	(0.37)%	103.37%
9/30/2025	$23.79	(0.01)	5.14	—	(7)	5.13	—	(2.78)	—	(2.78)	$26.14	23.68%	$852,211	1.14%		n/a	(0.03)%	245.77%
9/30/2024	$16.52	0.03	7.24	—		7.27	—	—	—	—	$23.79	43.95%	$677,071	1.14%		n/a	0.13%	401.50%
9/30/2023	$15.25	0.01	1.34	—		1.35	(0.08)	—	—	(0.08)	$16.52	8.83%	$517,439	1.12%		n/a	0.06%	271.28%
9/30/2022	$22.36	(0.03)	(3.64)	—		(3.67)	—	(3.44)	—	(3.44)	$15.25	(20.60)%	$817,890	1.10%		n/a	(0.17)%	240.40%
9/30/2021	$18.36	(0.08)	4.74	—		4.66	—	(0.66)	—	(0.66)	$22.36	25.84%	$1,219,909	1.10%		n/a	(0.36)%	316.74%
Institutional Shares
3/31/2026(13)	$26.25	(0.04)	(0.99)	—		(1.03)	—	(1.01)	—	(1.01)	$24.21	(4.13)%	$342,537	1.05%		n/a	(0.28)%	103.37%
9/30/2025	$23.87	0.02	5.15	—	(7)	5.17	(0.01)	(2.78)	—	(2.79)	$26.25	23.81%	$355,636	1.06%		n/a	0.10%	245.77%
9/30/2024	$16.56	0.05	7.26	—		7.31	—	—	—	—	$23.87	44.08%	$441,168	1.05%		n/a	0.24%	401.50%
9/30/2023	$15.30	0.03	1.33	—		1.36	(0.10)	—	—	(0.10)	$16.56	8.94%	$356,438	1.03%		n/a	0.15%	271.28%
9/30/2022	$22.40	(0.02)	(3.64)	—		(3.66)	—	(3.44)	—	(3.44)	$15.30	(20.56)%	$553,450	1.01%		n/a	(0.08)%	240.40%
9/30/2021	$18.37	(0.06)	4.75	—		4.69	—	(0.66)	—	(0.66)	$22.40	25.93%	$738,016	1.01%		n/a	(0.27)%	316.74%

84	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL DISCOVERY
Investor Shares
3/31/2026(13)	$23.08	(0.11)	(0.53)	(0.64)	—	(3.86)	(3.86)	$18.58	(3.90)%	$25,255	1.40%	1.46%	(1.03)%	35.63%
9/30/2025	$20.61	(0.17)	2.82	2.65	—	(0.18)	(0.18)	$23.08	12.92%	$30,562	1.40%	1.43%	(0.80)%	67.34%
9/30/2024	$16.53	(0.15)	4.23	4.08	—	—	—	$20.61	24.68%	$33,480	1.40%	1.44%	(0.80)%	58.22%
9/30/2023	$14.15	(0.12)	2.50	2.38	—	—	—	$16.53	16.82%	$32,117	1.40%	1.43%	(0.76)%	50.02%
9/30/2022	$23.07	(0.17)	(7.02)	(7.19)	—	(1.73)	(1.73)	$14.15	(33.87)%	$36,925	1.38%	n/a	(0.91)%	59.23%
9/30/2021	$18.40	(0.20)	5.27	5.07	—	(0.40)	(0.40)	$23.07	27.93%	$63,547	1.38%	n/a	(0.96)%	47.02%
Advisor Shares
3/31/2026(13)	$23.20	(0.10)	(0.53)	(0.63)	—	(3.86)	(3.86)	$18.71	(3.83)%	$6,575	1.30%	1.82%	(0.93)%	35.63%
9/30/2025	$20.70	(0.15)	2.83	2.68	—	(0.18)	(0.18)	$23.20	13.01%	$12,648	1.30%	1.43%	(0.70)%	67.34%
9/30/2024	$16.58	(0.13)	4.25	4.12	—	—	—	$20.70	24.85%	$18,701	1.30%	1.41%	(0.70)%	58.22%
9/30/2023	$14.18	(0.10)	2.50	2.40	—	—	—	$16.58	16.93%	$17,886	1.30%	1.41%	(0.61)%	50.02%
9/30/2022	$23.09	(0.16)	(7.02)	(7.18)	—	(1.73)	(1.73)	$14.18	(33.79)%	$13,438	1.30%	1.41%	(0.84)%	59.23%
9/30/2021	$18.41	(0.19)	5.27	5.08	—	(0.40)	(0.40)	$23.09	27.97%	$19,954	1.30%	1.40%	(0.88)%	47.02%
Institutional Shares
3/31/2026(13)	$23.43	(0.09)	(0.53)	(0.62)	—	(3.86)	(3.86)	$18.95	(3.75)%	$77,349	1.15%	n/a	(0.80)%	35.63%
9/30/2025	$20.86	(0.11)	2.86	2.75	—	(0.18)	(0.18)	$23.43	13.25%	$163,646	1.09%	n/a	(0.50)%	67.34%
9/30/2024	$16.68	(0.09)	4.27	4.18	—	—	—	$20.86	25.06%	$191,214	1.09%	n/a	(0.49)%	58.22%
9/30/2023	$14.25	(0.07)	2.52	2.45	(0.02)	—	(0.02)	$16.68	17.19%	$169,568	1.09%	n/a	(0.42)%	50.02%
9/30/2022	$23.15	(0.11)	(7.06)	(7.17)	—	(1.73)	(1.73)	$14.25	(33.65)%	$182,038	1.06%	n/a	(0.58)%	59.23%
9/30/2021	$18.41	(0.14)	5.28	5.14	—	(0.40)	(0.40)	$23.15	28.30%	$270,640	1.08%	n/a	(0.63)%	47.02%
GLOBAL EQUITY
Investor Shares
3/31/2026(13)	$27.47	(0.04)	0.52	0.48	(0.35)	(4.89)	(5.24)	$22.71	2.22%	$84,319	1.31%	n/a	(0.28)%	103.79%
9/30/2025	$21.41	0.13	8.08	8.21	(0.15)	(2.00)	(2.15)	$27.47	42.50%	$89,641	1.35%	n/a	0.57%	187.11%
9/30/2024	$16.48	0.02	5.07	5.09	(0.16)	—	(0.16)	$21.41	31.12%	$74,466	1.35%	n/a	0.11%	136.55%
9/30/2023	$14.19	0.07	2.36	2.43	(0.14)	—	(0.14)	$16.48	17.16%	$66,468	1.30%	n/a	0.40%	131.91%
9/30/2022	$24.46	0.06	(6.59)	(6.53)	—	(3.74)	(3.74)	$14.19	(31.48)%	$66,270	1.28%	n/a	0.33%	92.81%
9/30/2021	$23.03	(0.11)	4.33	4.22	—	(2.79)	(2.79)	$24.46	19.70%	$151,122	1.26%	n/a	(0.47)%	119.10%
Advisor Shares
3/31/2026(13)	$27.49	(0.03)	0.50	0.47	(0.38)	(4.89)	(5.27)	$22.69	2.21%	$26,127	1.25%	1.27%	(0.23)%	103.79%
9/30/2025	$21.42	0.14	8.11	8.25	(0.18)	(2.00)	(2.18)	$27.49	42.71%	$19,040	1.25%	1.67%	0.60%	187.11%
9/30/2024	$16.49	0.04	5.06	5.10	(0.17)	—	(0.17)	$21.42	31.20%	$4,387	1.25%	2.09%	0.21%	136.55%
9/30/2023	$14.19	0.08	2.37	2.45	(0.15)	—	(0.15)	$16.49	17.26%	$4,462	1.25%	1.79%	0.46%	131.91%
9/30/2022	$24.46	0.03	(6.56)	(6.53)	—	(3.74)	(3.74)	$14.19	(31.48)%	$4,027	1.25%	1.61%	0.14%	92.81%
9/30/2021	$23.04	(0.11)	4.32	4.21	—	(2.79)	(2.79)	$24.46	19.64%	$14,273	1.25%	1.62%	(0.46)%	119.10%
Institutional Shares
3/31/2026(13)	$27.93	(0.01)	0.52	0.51	(0.40)	(4.89)	(5.29)	$23.15	2.31%	$88,207	1.07%	n/a	(0.06)%	103.79%
9/30/2025	$21.74	0.18	8.22	8.40	(0.21)	(2.00)	(2.21)	$27.93	42.86%	$93,141	1.10%	n/a	0.80%	187.11%
9/30/2024	$16.73	0.07	5.15	5.22	(0.21)	—	(0.21)	$21.74	31.47%	$102,643	1.09%	n/a	0.37%	136.55%
9/30/2023	$14.40	0.11	2.41	2.52	(0.19)	—	(0.19)	$16.73	17.52%	$115,132	1.04%	n/a	0.67%	131.91%
9/30/2022	$24.72	0.13	(6.71)	(6.58)	—	(3.74)	(3.74)	$14.40	(31.34)%	$105,954	1.04%	n/a	0.72%	92.81%
9/30/2021	$23.21	(0.06)	4.36	4.30	—	(2.79)	(2.79)	$24.72	19.91%	$168,343	1.05%	n/a	(0.24)%	119.10%

Artisan Partners Funds	85

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

							Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Contribution from Adviser		Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)		Ratio of Expenses to Average Net Assets Excluding Waivers(3)		Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL OPPORTUNITIES
Investor Shares
3/31/2026(13)	$35.34	(0.07)	(2.15)	—		(2.22)	—	(1.19)	(1.19)	$31.93	(6.47)%	$475,869	1.20%		n/a		(0.41)%	41.29%
9/30/2025	$36.12	(0.09)	3.23	—		3.14	—	(3.92)	(3.92)	$35.34	9.48%	$600,562	1.18%		n/a		(0.26)%	68.63%
9/30/2024	$28.01	(0.14)	8.96	—		8.82	—	(0.71)	(0.71)	$36.12	32.13%	$707,994	1.18%		n/a		(0.44)%	52.39%
9/30/2023	$24.32	(0.08)	3.77	—		3.69	—	—	—	$28.01	15.17%	$680,672	1.14%		n/a		(0.28)%	34.14%
9/30/2022	$39.09	(0.08)	(10.71)	—		(10.79)	—	(3.98)	(3.98)	$24.32	(31.13)%	$782,904	1.14%		n/a		(0.26)%	37.32%
9/30/2021	$34.89	(0.10)	6.70	—		6.60	—	(2.40)	(2.40)	$39.09	19.89%	$1,514,576	1.13%		n/a		(0.27)%	44.44%
Advisor Shares
3/31/2026(13)	$35.91	(0.06)	(2.17)	—		(2.23)	—	(1.19)	(1.19)	$32.49	(6.42)%	$273,311	1.08%		n/a		(0.32)%	41.29%
9/30/2025	$36.60	(0.05)	3.28	—		3.23	—	(3.92)	(3.92)	$35.91	9.61%	$427,691	1.05%		n/a		(0.14)%	68.63%
9/30/2024	$28.34	(0.10)	9.07	—		8.97	—	(0.71)	(0.71)	$36.60	32.28%	$517,357	1.05%		n/a		(0.30)%	52.39%
9/30/2023	$24.57	(0.05)	3.82	—		3.77	—	—	—	$28.34	15.34%	$466,663	1.01%		n/a		(0.16)%	34.14%
9/30/2022	$39.40	(0.04)	(10.81)	—		(10.85)	—	(3.98)	(3.98)	$24.57	(31.03)%	$625,332	1.00%		n/a		(0.13)%	37.32%
9/30/2021	$35.10	(0.05)	6.75	—		6.70	—	(2.40)	(2.40)	$39.40	20.07%	$1,253,950	0.99%		n/a		(0.12)%	44.44%
Institutional Shares
3/31/2026(13)	$36.64	(0.03)	(2.23)	—		(2.26)	—	(1.19)	(1.19)	$33.19	(6.34)%	$776,386	0.96%		n/a		(0.18)%	41.29%
9/30/2025	$37.23	(0.01)	3.34	—		3.33	—	(3.92)	(3.92)	$36.64	9.73%	$985,540	0.95%		n/a		(0.04)%	68.63%
9/30/2024	$28.78	(0.07)	9.23	—		9.16	—	(0.71)	(0.71)	$37.23	32.45%	$1,331,653	0.94%		n/a		(0.21)%	52.39%
9/30/2023	$24.93	(0.01)	3.86	—		3.85	—	—	—	$28.78	15.44%	$1,469,810	0.91%		n/a		(0.05)%	34.14%
9/30/2022	$39.89	(0.01)	(10.97)	—		(10.98)	—	(3.98)	(3.98)	$24.93	(30.97)%	$1,765,829	0.90%		n/a		(0.03)%	37.32%
9/30/2021	$35.47	(0.01)	6.83	—		6.82	—	(2.40)	(2.40)	$39.89	20.20%	$2,970,987	0.89%		n/a		(0.03)%	44.44%
GLOBAL UNCONSTRAINED
Investor Shares
3/31/2026(13)	$10.63	0.39	0.37	—		0.76	(0.25)	(0.01)	(0.26)	$11.13	7.17%	$50,946	2.21	%*	2.35	%*	7.09%	50.79%
9/30/2025	$10.08	0.78	0.36	—	(7)	1.14	(0.55)	(0.04)	(0.59)	$10.63	11.52%	$25,139	1.69	%*	2.12	%*	7.53%	85.58%
9/30/2024	$10.04	0.71	0.13	—		0.84	(0.61)	(0.19)	(0.80)	$10.08	8.87%	$10,710	1.63	%(8)*	3.43	%*	7.01%	68.63%
9/30/2023	$10.10	0.58	0.44	—		1.02	(0.86)	(0.22)	(1.08)	$10.04	10.82%	$1,064	2.09	%*	9.88	%*	5.81%	158.84%
3/31/2022 (commencement) - 9/30/2022	$10.00	0.17	0.04	—		0.21	(0.11)	—	(0.11)	$10.10	2.10%	$466	1.75	%*	54.50	%*	3.28%	40.30%
Advisor Shares
3/31/2026(13)	$10.63	0.39	0.37	—		0.76	(0.25)	(0.01)	(0.26)	$11.13	7.32%	$718,020	2.11	%*	2.16	%*	7.21%	50.79%
9/30/2025	$10.09	0.79	0.35	—	(7)	1.14	(0.56)	(0.04)	(0.60)	$10.63	11.62%	$391,579	1.61	%*	1.81	%*	7.61%	85.58%
9/30/2024	$10.05	0.70	0.15	—		0.85	(0.62)	(0.19)	(0.81)	$10.09	8.87%	$75,963	1.58	%(8)*	2.03	%*	6.92%	68.63%
9/30/2023	$10.11	0.57	0.46	—		1.03	(0.87)	(0.22)	(1.09)	$10.05	10.87%	$22,848	1.88	%*	3.31	%*	5.67%	158.84%
3/31/2022 (commencement) - 9/30/2022	$10.00	0.18	0.04	—		0.22	(0.11)	—	(0.11)	$10.11	2.24%	$2,011	1.62	%*	9.54	%*	3.66%	40.30%
Institutional Shares
3/31/2026(13)	$10.64	0.39	0.37	—		0.76	(0.25)	(0.01)	(0.26)	$11.14	7.24%	$252,933	2.03	%*	2.06	%*	7.15%	50.79%
9/30/2025	$10.09	0.80	0.35	—	(7)	1.15	(0.56)	(0.04)	(0.60)	$10.64	11.78%	$80,511	1.55	%*	1.78	%*	7.67%	85.58%
9/30/2024	$10.05	0.68	0.18	—		0.86	(0.63)	(0.19)	(0.82)	$10.09	8.92%	$31,696	1.60	%(8)*	2.06	%*	6.77%	68.63%
9/30/2023	$10.11	0.60	0.44	—		1.04	(0.88)	(0.22)	(1.10)	$10.05	10.97%	$23,359	1.92	%*	2.91	%*	6.02%	158.84%
3/31/2022 (commencement) - 9/30/2022	$10.00	0.14	0.09	—		0.23	(0.12)	—	(0.12)	$10.11	2.27%	$12,558	1.48	%*	2.57	%*	2.82%	40.30%

86	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL VALUE
Investor Shares
3/31/2026(13)	$27.53	0.10	0.97	1.07	(0.25)	(1.04)	(1.29)	$27.31	3.86%	$278,603	1.25%	n/a	0.73%	9.89%
9/30/2025	$24.11	0.23	4.38	4.61	(0.24)	(0.95)	(1.19)	$27.53	20.15%	$266,704	1.26%	n/a	0.95%	17.38%
9/30/2024	$19.22	0.25	5.24	5.49	(0.16)	(0.44)	(0.60)	$24.11	29.24%	$241,559	1.26%	n/a	1.13%	16.35%
9/30/2023	$15.56	0.16	4.15	4.31	(0.05)	(0.60)	(0.65)	$19.22	28.28%	$209,160	1.26%	n/a	0.86%	13.77%
9/30/2022	$21.58	0.16	(4.26)	(4.10)	(0.19)	(1.73)	(1.92)	$15.56	(21.10)%	$199,274	1.25%	n/a	0.83%	24.37%
9/30/2021	$15.94	0.17	5.48	5.65	(0.01)	—	(0.01)	$21.58	35.46%	$287,469	1.24%	n/a	0.80%	39.62%
Advisor Shares
3/31/2026(13)	$27.50	0.12	0.97	1.09	(0.29)	(1.04)	(1.33)	$27.26	3.94%	$471,957	1.10%	n/a	0.88%	9.89%
9/30/2025	$24.08	0.27	4.38	4.65	(0.28)	(0.95)	(1.23)	$27.50	20.37%	$435,438	1.10%	n/a	1.11%	17.38%
9/30/2024	$19.20	0.29	5.22	5.51	(0.19)	(0.44)	(0.63)	$24.08	29.43%	$337,314	1.11%	n/a	1.31%	16.35%
9/30/2023	$15.55	0.18	4.15	4.33	(0.08)	(0.60)	(0.68)	$19.20	28.46%	$254,503	1.11%	n/a	0.99%	13.77%
9/30/2022	$21.57	0.19	(4.26)	(4.07)	(0.22)	(1.73)	(1.95)	$15.55	(21.01)%	$254,970	1.11%	n/a	0.97%	24.37%
9/30/2021	$15.91	0.19	5.49	5.68	(0.02)	—	(0.02)	$21.57	35.70%	$324,013	1.10%	n/a	0.95%	39.62%
Institutional Shares
3/31/2026(13)	$27.60	0.14	0.96	1.10	(0.31)	(1.04)	(1.35)	$27.35	3.97%	$2,166,768	1.01%	n/a	0.97%	9.89%
9/30/2025	$24.16	0.29	4.40	4.69	(0.30)	(0.95)	(1.25)	$27.60	20.49%	$2,070,500	1.01%	n/a	1.20%	17.38%
9/30/2024	$19.26	0.30	5.25	5.55	(0.21)	(0.44)	(0.65)	$24.16	29.55%	$1,930,911	1.01%	n/a	1.38%	16.35%
9/30/2023	$15.60	0.20	4.16	4.36	(0.10)	(0.60)	(0.70)	$19.26	28.58%	$1,588,054	1.01%	n/a	1.11%	13.77%
9/30/2022	$21.63	0.21	(4.27)	(4.06)	(0.24)	(1.73)	(1.97)	$15.60	(20.92)%	$1,363,881	1.01%	n/a	1.07%	24.37%
9/30/2021	$15.96	0.21	5.50	5.71	(0.04)	—	(0.04)	$21.63	35.80%	$1,863,947	1.01%	n/a	1.01%	39.62%
HIGH INCOME
Investor Shares
3/31/2026(13)	$9.27	0.31	(0.31)	—	(0.31)	—	(0.31)	$8.96	(0.04)%	$585,936	0.93%	n/a	6.70%	16.78%
9/30/2025	$9.19	0.62	0.08	0.70	(0.62)	—	(0.62)	$9.27	7.87%	$707,666	0.94%	n/a	6.75%	29.82%
9/30/2024	$8.63	0.66	0.56	1.22	(0.66)	—	(0.66)	$9.19	14.64%	$609,401	0.95%	n/a	7.43%	32.01%
9/30/2023	$8.46	0.63	0.28	0.91	(0.68)	(0.06)	(0.74)	$8.63	10.44%	$698,504	0.94%	n/a	7.29%	18.46%
9/30/2022	$10.28	0.51	(1.58)	(1.07)	(0.53)	(0.22)	(0.75)	$8.46	(11.00)%	$756,049	0.94%	n/a	5.34%	55.84%
9/30/2021	$9.53	0.55	0.74	1.29	(0.54)	—	(0.54)	$10.28	13.79%	$1,436,340	0.95%	n/a	5.42%	58.10%
Advisor Shares
3/31/2026(13)	$9.26	0.31	(0.29)	0.02	(0.32)	—	(0.32)	$8.96	0.15%	$3,825,997	0.78%	n/a	6.85%	16.78%
9/30/2025	$9.19	0.63	0.07	0.70	(0.63)	—	(0.63)	$9.26	8.04%	$3,678,633	0.78%	n/a	6.90%	29.82%
9/30/2024	$8.62	0.67	0.58	1.25	(0.68)	—	(0.68)	$9.19	14.83%	$3,486,020	0.79%	n/a	7.56%	32.01%
9/30/2023	$8.45	0.64	0.28	0.92	(0.69)	(0.06)	(0.75)	$8.62	10.62%	$3,021,295	0.79%	n/a	7.46%	18.46%
9/30/2022	$10.27	0.53	(1.59)	(1.06)	(0.54)	(0.22)	(0.76)	$8.45	(10.88)%	$2,570,217	0.79%	n/a	5.56%	55.84%
9/30/2021	$9.53	0.56	0.74	1.30	(0.56)	—	(0.56)	$10.27	13.86%	$3,263,582	0.79%	n/a	5.56%	58.10%
Institutional Shares
3/31/2026(13)	$9.26	0.32	(0.30)	0.02	(0.32)	—	(0.32)	$8.96	0.20%	$6,436,412	0.68%	n/a	6.95%	16.78%
9/30/2025	$9.19	0.64	0.07	0.71	(0.64)	—	(0.64)	$9.26	8.15%	$5,970,073	0.69%	n/a	7.00%	29.82%
9/30/2024	$8.62	0.68	0.57	1.25	(0.68)	—	(0.68)	$9.19	14.95%	$4,729,917	0.69%	n/a	7.65%	32.01%
9/30/2023	$8.45	0.65	0.28	0.93	(0.70)	(0.06)	(0.76)	$8.62	10.72%	$3,439,268	0.70%	n/a	7.56%	18.46%
9/30/2022	$10.27	0.54	(1.59)	(1.05)	(0.55)	(0.22)	(0.77)	$8.45	(10.81)%	$2,482,806	0.70%	n/a	5.68%	55.84%
9/30/2021	$9.53	0.57	0.74	1.31	(0.57)	—	(0.57)	$10.27	13.97%	$2,372,161	0.70%	n/a	5.63%	58.10%

Artisan Partners Funds	87

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)		Ratio of Net Investment Income to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL
Investor Shares
3/31/2026(13)	$36.15	0.01	1.88	1.89	(0.60)	(6.13)	(6.73)	$31.31	6.49%	$1,747,695	1.18%	n/a		0.09%	51.67%
9/30/2025	$30.73	0.49	7.69	8.18	(0.24)	(2.52)	(2.76)	$36.15	29.38%	$1,753,671	1.18%	n/a		1.56%	111.26%
9/30/2024	$24.86	0.20	6.15	6.35	(0.27)	(0.21)	(0.48)	$30.73	25.92%	$1,533,080	1.19%	n/a		0.72%	83.27%
9/30/2023	$20.93	0.25	4.29	4.54	(0.30)	(0.31)	(0.61)	$24.86	21.79%	$1,513,239	1.19%	n/a		1.00%	76.96%
9/30/2022	$36.66	0.28	(8.90)	(8.62)	(0.24)	(6.87)	(7.11)	$20.93	(29.32)%	$1,575,634	1.19%	n/a		1.03%	50.49%
9/30/2021	$32.86	0.24	4.68	4.92	(0.08)	(1.04)	(1.12)	$36.66	15.32%	$3,019,360	1.18%	n/a		0.69%	67.41%
Advisor Shares
3/31/2026(13)	$35.98	0.03	1.86	1.89	(0.64)	(6.13)	(6.77)	$31.10	6.55%	$1,143,374	1.05%	n/a		0.21%	51.67%
9/30/2025	$30.59	0.53	7.65	8.18	(0.27)	(2.52)	(2.79)	$35.98	29.58%	$1,186,978	1.05%	n/a		1.71%	111.26%
9/30/2024	$24.77	0.25	6.11	6.36	(0.33)	(0.21)	(0.54)	$30.59	26.07%	$870,424	1.05%	n/a		0.89%	83.27%
9/30/2023	$20.87	0.28	4.28	4.56	(0.35)	(0.31)	(0.66)	$24.77	21.99%	$791,282	1.05%	n/a		1.14%	76.96%
9/30/2022	$36.58	0.32	(8.86)	(8.54)	(0.30)	(6.87)	(7.17)	$20.87	(29.24)%	$829,517	1.05%	n/a		1.18%	50.49%
9/30/2021	$32.80	0.30	4.65	4.95	(0.13)	(1.04)	(1.17)	$36.58	15.47%	$1,718,258	1.04%	n/a		0.84%	67.41%
Institutional Shares
3/31/2026(13)	$36.40	0.05	1.89	1.94	(0.67)	(6.13)	(6.80)	$31.54	6.57%	$3,233,054	0.96%	n/a		0.31%	51.67%
9/30/2025	$30.91	0.55	7.75	8.30	(0.29)	(2.52)	(2.81)	$36.40	29.71%	$3,192,013	0.96%	n/a		1.75%	111.26%
9/30/2024	$25.03	0.28	6.17	6.45	(0.36)	(0.21)	(0.57)	$30.91	26.19%	$2,883,423	0.96%	n/a		0.99%	83.27%
9/30/2023	$21.09	0.31	4.32	4.63	(0.38)	(0.31)	(0.69)	$25.03	22.04%	$2,582,094	0.96%	n/a		1.23%	76.96%
9/30/2022	$36.90	0.35	(8.95)	(8.60)	(0.34)	(6.87)	(7.21)	$21.09	(29.14)%	$2,588,387	0.97%	n/a		1.28%	50.49%
9/30/2021	$33.08	0.33	4.69	5.02	(0.16)	(1.04)	(1.20)	$36.90	15.56%	$4,920,404	0.95%	n/a		0.93%	67.41%
INTERNATIONAL EXPLORER
Advisor Shares
3/31/2026(13)	$14.10	0.04	0.24	0.28	(0.26)	(0.70)	(0.96)	$13.42	2.34%	$286,605	1.22%	n/a		0.60%	9.08%
9/30/2025	$12.59	0.27	1.53	1.80	(0.10)	(0.19)	(0.29)	$14.10	14.66%	$259,625	1.25%	n/a		2.09%	27.36%
9/30/2024	$10.47	0.13	2.21	2.34	(0.07)	(0.15)	(0.22)	$12.59	22.75%	$101,836	1.40%	1.44	%(9)	1.10%	15.52%
9/30/2023	$8.69	0.12	1.67	1.79	(0.01)	—	(0.01)	$10.47	20.62%	$39,616	1.40%	1.75%		1.10%	23.97%
5/16/2022 (commencement) - 9/30/2022	$10.00	0.02	(1.33)	(1.31)	—	—	—	$8.69	(13.10)%	$5,811	1.40%	6.08%		0.64%	11.60%
Institutional Shares
3/31/2026(13)	$14.11	0.04	0.24	0.28	(0.27)	(0.70)	(0.97)	$13.42	2.42%	$170,145	1.14%	n/a		0.65%	9.08%
9/30/2025	$12.59	0.28	1.53	1.81	(0.10)	(0.19)	(0.29)	$14.11	14.73%	$152,141	1.20%	n/a		2.09%	27.36%
9/30/2024	$10.48	0.12	2.21	2.33	(0.07)	(0.15)	(0.22)	$12.59	22.70%	$57,313	1.33%	1.37	%(9)	1.05%	15.52%
9/30/2023	$8.69	0.14	1.67	1.81	(0.02)	—	(0.02)	$10.48	20.80%	$36,073	1.35%	1.59%		1.31%	23.97%
5/16/2022 (commencement) - 9/30/2022	$10.00	0.01	(1.32)	(1.31)	—	—	—	$8.69	(13.10)%	$14,725	1.35%	2.91%		0.25%	11.60%

88	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL SMALL-MID
Investor Shares
3/31/2026(13)	$19.75	(0.03)	(0.05)	(0.08)	(0.08)	(0.99)	(1.07)	$18.60	(0.59)%	$107,096	1.36%	n/a	(0.26)%	23.66%
9/30/2025	$18.59	0.01	1.30	1.31	—	(0.15)	(0.15)	$19.75	7.14%	$135,660	1.33%	n/a	0.06%	34.42%
9/30/2024	$15.55	—	3.04	3.04	—	—	—	$18.59	19.55%	$203,785	1.32%	n/a	(0.02)%	33.05%
9/30/2023	$13.90	(0.03)	1.68	1.65	—	—	—	$15.55	11.87%	$264,373	1.30%	n/a	(0.16)%	26.46%
9/30/2022	$21.19	(0.06)	(6.65)	(6.71)	—	(0.58)	(0.58)	$13.90	(32.53)%	$301,480	1.28%	n/a	(0.32)%	22.12%
9/30/2021	$17.33	(0.09)	4.06	3.97	(0.11)	—	(0.11)	$21.19	22.99%	$531,882	1.30%	n/a	(0.42)%	28.29%
Advisor Shares
3/31/2026(13)	$19.90	(0.01)	(0.05)	(0.06)	(0.12)	(0.99)	(1.11)	$18.73	(0.48)%	$731,807	1.19%	n/a	(0.09)%	23.66%
9/30/2025	$18.71	0.04	1.31	1.35	(0.01)	(0.15)	(0.16)	$19.90	7.25%	$827,049	1.16%	n/a	0.23%	34.42%
9/30/2024	$15.62	0.03	3.06	3.09	—	—	—	$18.71	19.85%	$1,176,167	1.15%	n/a	0.15%	33.05%
9/30/2023	$13.94	—	1.68	1.68	—	—	—	$15.62	12.08%	$1,142,603	1.14%	n/a	0.01%	26.46%
9/30/2022	$21.23	(0.03)	(6.68)	(6.71)	—	(0.58)	(0.58)	$13.94	(32.47)%	$1,161,239	1.14%	n/a	(0.16)%	22.12%
9/30/2021	$17.35	(0.05)	4.06	4.01	(0.13)	—	(0.13)	$21.23	23.20%	$1,856,538	1.14%	n/a	(0.26)%	28.29%
Institutional Shares
3/31/2026(13)	$20.15	—	(0.07)	(0.07)	(0.13)	(0.99)	(1.12)	$18.96	(0.50)%	$1,837,411	1.10%	n/a	(0.01)%	23.66%
9/30/2025	$18.94	0.06	1.32	1.38	(0.02)	(0.15)	(0.17)	$20.15	7.42%	$2,091,513	1.08%	n/a	0.33%	34.42%
9/30/2024	$15.81	0.04	3.10	3.14	(0.01)	—	(0.01)	$18.94	19.88%	$3,367,529	1.07%	n/a	0.25%	33.05%
9/30/2023	$14.12	0.02	1.69	1.71	(0.02)	—	(0.02)	$15.81	12.10%	$2,672,752	1.07%	n/a	0.09%	26.46%
9/30/2022	$21.47	(0.01)	(6.76)	(6.77)	—	(0.58)	(0.58)	$14.12	(32.38)%	$2,505,844	1.06%	n/a	(0.08)%	22.12%
9/30/2021	$17.54	(0.04)	4.11	4.07	(0.14)	—	(0.14)	$21.47	23.30%	$3,897,436	1.06%	n/a	(0.17)%	28.29%
INTERNATIONAL VALUE
Investor Shares
3/31/2026(13)	$54.55	0.21	1.72	1.93	(0.36)	(2.86)	(3.22)	$53.26	3.69%	$2,988,825	1.18%	n/a	0.76%	12.09%
9/30/2025	$52.03	0.86	3.71	4.57	(0.84)	(1.21)	(2.05)	$54.55	9.26%	$3,308,486	1.18%	n/a	1.70%	24.70%
9/30/2024	$42.69	0.65	10.40	11.05	(0.88)	(0.83)	(1.71)	$52.03	26.51%	$3,160,578	1.19%	n/a	1.37%	14.78%
9/30/2023	$32.96	0.47	9.98	10.45	(0.08)	(0.64)	(0.72)	$42.69	31.97%	$2,661,694	1.18%	n/a	1.13%	19.48%
9/30/2022	$44.49	0.45	(7.77)	(7.32)	(1.17)	(3.04)	(4.21)	$32.96	(18.40)%	$2,059,112	1.19%	n/a	1.13%	22.69%
9/30/2021	$32.94	1.01	10.88	11.89	(0.09)	(0.25)	(0.34)	$44.49	36.13%	$2,728,996	1.18%	n/a	2.39%	32.90%
Advisor Shares
3/31/2026(13)	$54.42	0.25	1.72	1.97	(0.40)	(2.86)	(3.26)	$53.13	3.77%	$12,001,469	1.04%	n/a	0.91%	12.09%
9/30/2025	$51.91	0.92	3.72	4.64	(0.92)	(1.21)	(2.13)	$54.42	9.41%	$12,581,441	1.05%	n/a	1.83%	24.70%
9/30/2024	$42.66	0.73	10.36	11.09	(1.01)	(0.83)	(1.84)	$51.91	26.68%	$10,859,010	1.04%	n/a	1.54%	14.78%
9/30/2023	$32.89	0.54	9.95	10.49	(0.08)	(0.64)	(0.72)	$42.66	32.17%	$7,949,554	1.04%	n/a	1.31%	19.48%
9/30/2022	$44.46	0.52	(7.76)	(7.24)	(1.29)	(3.04)	(4.33)	$32.89	(18.27)%	$4,705,187	1.05%	n/a	1.29%	22.69%
9/30/2021	$32.90	1.14	10.78	11.92	(0.11)	(0.25)	(0.36)	$44.46	36.31%	$6,072,617	1.04%	n/a	2.70%	32.90%
Institutional Shares
3/31/2026(13)	$54.71	0.28	1.72	2.00	(0.42)	(2.86)	(3.28)	$53.43	3.82%	$25,712,536	0.95%	n/a	1.01%	12.09%
9/30/2025	$52.18	0.98	3.73	4.71	(0.97)	(1.21)	(2.18)	$54.71	9.53%	$25,271,427	0.95%	n/a	1.93%	24.70%
9/30/2024	$42.89	0.77	10.44	11.21	(1.09)	(0.83)	(1.92)	$52.18	26.81%	$22,197,352	0.95%	n/a	1.63%	14.78%
9/30/2023	$33.04	0.56	10.01	10.57	(0.08)	(0.64)	(0.72)	$42.89	32.27%	$17,529,499	0.95%	n/a	1.36%	19.48%
9/30/2022	$44.69	0.55	(7.80)	(7.25)	(1.36)	(3.04)	(4.40)	$33.04	(18.20)%	$13,366,731	0.95%	n/a	1.36%	22.69%
9/30/2021	$33.06	1.16	10.86	12.02	(0.14)	(0.25)	(0.39)	$44.69	36.45%	$13,304,215	0.95%	n/a	2.72%	32.90%

Artisan Partners Funds	89

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
MID CAP
Investor Shares
3/31/2026(13)	$39.07	(0.17)	(1.77)	(1.94)	—	(6.33)	(6.33)	$30.80	(6.31)%	$580,865	1.23%	n/a	(0.96)%	29.55%
9/30/2025	$37.05	(0.32)	7.57	7.25	—	(5.23)	(5.23)	$39.07	21.14%	$982,840	1.20%	n/a	(0.90)%	62.54%
9/30/2024	$31.95	(0.32)	5.42	5.10	—	—	—	$37.05	15.96%	$1,184,394	1.19%	n/a	(0.92)%	44.94%
9/30/2023	$28.45	(0.26)	3.84	3.58	(0.08)	—	(0.08)	$31.95	12.62%	$1,350,885	1.20%	n/a	(0.83)%	46.87%
9/30/2022	$53.28	(0.37)	(15.87)	(16.24)	—	(8.59)	(8.59)	$28.45	(36.55)%	$1,387,480	1.18%	n/a	(0.97)%	34.12%
9/30/2021	$47.75	(0.49)	13.20	12.71	—	(7.18)	(7.18)	$53.28	29.84%	$2,495,355	1.18%	n/a	(0.98)%	40.72%
Advisor Shares
3/31/2026(13)	$40.07	(0.15)	(1.82)	(1.97)	—	(6.33)	(6.33)	$31.77	(6.22)%	$413,079	1.10%	n/a	(0.83)%	29.55%
9/30/2025	$37.84	(0.28)	7.74	7.46	—	(5.23)	(5.23)	$40.07	21.27%	$502,289	1.07%	n/a	(0.76)%	62.54%
9/30/2024	$32.58	(0.28)	5.54	5.26	—	—	—	$37.84	16.14%	$616,589	1.05%	n/a	(0.77)%	44.94%
9/30/2023	$29.02	(0.22)	3.91	3.69	(0.13)	—	(0.13)	$32.58	12.76%	$619,561	1.05%	n/a	(0.69)%	46.87%
9/30/2022	$54.11	(0.32)	(16.18)	(16.50)	—	(8.59)	(8.59)	$29.02	(36.46)%	$572,155	1.05%	n/a	(0.83)%	34.12%
9/30/2021	$48.33	(0.43)	13.39	12.96	—	(7.18)	(7.18)	$54.11	30.02%	$923,543	1.04%	n/a	(0.85)%	40.72%
Institutional Shares
3/31/2026(13)	$48.05	(0.16)	(2.29)	(2.45)	—	(6.33)	(6.33)	$39.27	(6.18)%	$1,969,397	0.99%	n/a	(0.72)%	29.55%
9/30/2025	$44.38	(0.29)	9.19	8.90	—	(5.23)	(5.23)	$48.05	21.39%	$2,245,849	0.97%	n/a	(0.67)%	62.54%
9/30/2024	$38.17	(0.29)	6.50	6.21	—	—	—	$44.38	16.27%	$2,503,813	0.96%	n/a	(0.68)%	44.94%
9/30/2023	$33.98	(0.22)	4.57	4.35	(0.16)	—	(0.16)	$38.17	12.86%	$2,505,649	0.96%	n/a	(0.60)%	46.87%
9/30/2022	$61.87	(0.33)	(18.97)	(19.30)	—	(8.59)	(8.59)	$33.98	(36.41)%	$2,285,588	0.95%	n/a	(0.74)%	34.12%
9/30/2021	$54.25	(0.43)	15.23	14.80	—	(7.18)	(7.18)	$61.87	30.15%	$4,000,122	0.95%	n/a	(0.75)%	40.72%
MID CAP VALUE
Investor Shares
3/31/2026(13)	$15.62	0.06	(0.55)	(0.49)	(0.21)	(0.86)	(1.07)	$14.06	(3.48)%	$222,801	1.28%	n/a	0.82%	22.43%
9/30/2025	$16.84	0.16	(0.72)	(0.56)	(0.08)	(0.58)	(0.66)	$15.62	(3.52)%	$269,005	1.18%	n/a	1.03%	45.48%
9/30/2024	$16.52	0.12	2.90	3.02	(0.11)	(2.59)	(2.70)	$16.84	20.67%	$352,773	1.23%	n/a	0.76%	23.41%
9/30/2023	$17.11	0.12	2.61	2.73	(0.05)	(3.27)	(3.32)	$16.52	16.19%	$365,299	1.22%	n/a	0.69%	27.81%
9/30/2022	$23.12	0.12	(3.07)	(2.95)	(0.04)	(3.02)	(3.06)	$17.11	(15.39)%	$391,804	1.20%	n/a	0.57%	15.17%
9/30/2021	$16.26	0.12	7.10	7.22	(0.09)	(0.27)	(0.36)	$23.12	44.94%	$693,149	1.20%	n/a	0.56%	16.04%
Advisor Shares
3/31/2026(13)	$15.52	0.07	(0.53)	(0.46)	(0.24)	(0.86)	(1.10)	$13.96	(3.44)%	$147,784	1.17%	n/a	0.93%	22.43%
9/30/2025	$16.74	0.18	(0.72)	(0.54)	(0.10)	(0.58)	(0.68)	$15.52	(3.42)%	$171,863	1.07%	n/a	1.14%	45.48%
9/30/2024	$16.44	0.14	2.88	3.02	(0.13)	(2.59)	(2.72)	$16.74	20.80%	$216,475	1.11%	n/a	0.89%	23.41%
9/30/2023	$17.06	0.14	2.61	2.75	(0.10)	(3.27)	(3.37)	$16.44	16.39%	$247,854	1.07%	n/a	0.83%	27.81%
9/30/2022	$23.07	0.15	(3.07)	(2.92)	(0.07)	(3.02)	(3.09)	$17.06	(15.29)%	$397,898	1.04%	n/a	0.72%	15.17%
9/30/2021	$16.23	0.16	7.07	7.23	(0.12)	(0.27)	(0.39)	$23.07	45.12%	$551,822	1.05%	n/a	0.73%	16.04%
Institutional Shares
3/31/2026(13)	$15.55	0.07	(0.54)	(0.47)	(0.25)	(0.86)	(1.11)	$13.97	(3.41)%	$120,115	1.08%	n/a	0.96%	22.43%
9/30/2025	$16.77	0.20	(0.72)	(0.52)	(0.12)	(0.58)	(0.70)	$15.55	(3.36)%	$471,352	0.95%	n/a	1.26%	45.48%
9/30/2024	$16.47	0.15	2.89	3.04	(0.15)	(2.59)	(2.74)	$16.77	20.90%	$605,251	1.01%	n/a	0.98%	23.41%
9/30/2023	$17.08	0.15	2.62	2.77	(0.11)	(3.27)	(3.38)	$16.47	16.53%	$533,734	1.00%	n/a	0.91%	27.81%
9/30/2022	$23.09	0.16	(3.06)	(2.90)	(0.09)	(3.02)	(3.11)	$17.08	(15.21)%	$518,265	0.98%	n/a	0.78%	15.17%
9/30/2021	$16.24	0.17	7.08	7.25	(0.13)	(0.27)	(0.40)	$23.09	45.22%	$783,375	0.98%	n/a	0.79%	16.04%

90	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

							Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Contribution from Adviser		Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
SELECT EQUITY
Investor Shares
3/31/2026(13)	$18.26	0.05	0.92	—		0.97	(0.04)	(0.55)	(0.59)	$18.64	5.31%	$7,172	1.25%	1.87%	0.49%	16.43%
9/30/2025	$15.76	0.05	2.64	—		2.69	(0.01)	(0.18)	(0.19)	$18.26	17.26%	$6,809	1.25%	2.26%	0.30%	26.15%
9/30/2024	$11.97	0.07	3.78	—		3.85	(0.06)	—	(0.06)	$15.76	32.32%	$3,416	1.25%	3.12%	0.51%	19.09%
9/30/2023	$9.84	0.05	2.38	—		2.43	(0.01)	(0.29)	(0.30)	$11.97	24.93%	$2,796	1.25%	3.17%	0.41%	26.63%
9/30/2022	$13.48	0.01	(3.00)	—		(2.99)	—	(0.65)	(0.65)	$9.84	(23.43)%	$2,345	1.25%	3.16%	0.05%	20.96%
9/30/2021	$10.17	(0.01)	3.32	—		3.31	—	—	—	$13.48	32.55%	$2,919	1.25%	4.35%	(0.05)%	34.69%
Advisor Shares
3/31/2026(13)	$18.30	0.06	0.93	—		0.99	(0.07)	(0.55)	(0.62)	$18.67	5.37%	$8,935	1.15%	1.61%	0.58%	16.43%
9/30/2025	$15.79	0.06	2.66	—		2.72	(0.03)	(0.18)	(0.21)	$18.30	17.41%	$5,411	1.15%	2.71%	0.38%	26.15%
9/30/2024	$11.99	0.09	3.79	—		3.88	(0.08)	—	(0.08)	$15.79	32.47%	$1,382	1.15%	3.83%	0.62%	19.09%
9/30/2023	$9.87	0.05	2.38	—		2.43	(0.02)	(0.29)	(0.31)	$11.99	24.90%	$1,239	1.15%	3.66%	0.44%	26.63%
9/30/2022	$13.49	0.02	(2.99)	—		(2.97)	—	(0.65)	(0.65)	$9.87	(23.26)%	$1,561	1.15%	3.68%	0.14%	20.96%
9/30/2021	$10.18	0.01	3.30	—		3.31	—	—	—	$13.49	32.51%	$1,784	1.15%	4.83%	0.05%	34.69%
Institutional Shares
3/31/2026(13)	$18.20	0.07	0.93	—		1.00	(0.07)	(0.55)	(0.62)	$18.58	5.47%	$69,431	1.02%	n/a	0.71%	16.43%
9/30/2025	$15.71	0.08	2.63	—		2.71	(0.04)	(0.18)	(0.22)	$18.20	17.45%	$60,311	1.08%	n/a	0.49%	26.15%
9/30/2024	$11.93	0.09	3.77	—		3.86	(0.08)	—	(0.08)	$15.71	32.54%	$47,315	1.10%	1.18%	0.66%	19.09%
9/30/2023	$9.81	0.07	2.37	—		2.44	(0.03)	(0.29)	(0.32)	$11.93	25.12%	$32,968	1.10%	1.34%	0.56%	26.63%
9/30/2022	$13.44	0.03	(2.99)	—		(2.96)	(0.02)	(0.65)	(0.67)	$9.81	(23.33)%	$25,650	1.10%	1.39%	0.22%	20.96%
9/30/2021	$10.18	0.02	3.30	—		3.32	(0.06)	—	(0.06)	$13.44	32.71%	$19,903	1.10%	1.56%	0.16%	34.69%
SMALL CAP
Investor Shares
3/31/2026(13)	$36.91	(0.19)	0.55	—	(7)	0.36	—	(2.91)	(2.91)	$34.36	0.53%	$403,256	1.28%	n/a	(1.03)%	38.61%
9/30/2025	$36.74	(0.35)	2.35	—		2.00	—	(1.83)	(1.83)	$36.91	5.44%	$446,394	1.25%	n/a	(1.01)%	64.80%
9/30/2024	$29.52	(0.34)	7.56	—		7.22	—	—	—	$36.74	24.46%	$515,060	1.23%	n/a	(1.03)%	46.72%
9/30/2023	$27.82	(0.31)	2.09	—		1.78	(0.08)	—	(0.08)	$29.52	6.38%	$526,681	1.23%	n/a	(1.01)%	30.14%
9/30/2022	$50.34	(0.36)	(17.09)	—		(17.45)	—	(5.07)	(5.07)	$27.82	(38.24)%	$571,380	1.20%	n/a	(1.00)%	33.64%
9/30/2021	$42.80	(0.53)	10.77	—		10.24	—	(2.70)	(2.70)	$50.34	24.45%	$1,089,099	1.19%	n/a	(1.06)%	39.79%
Advisor Shares
3/31/2026(13)	$37.41	(0.17)	0.56	—	(7)	0.39	—	(2.91)	(2.91)	$34.89	0.57%	$143,916	1.15%	n/a	(0.91)%	38.61%
9/30/2025	$37.16	(0.31)	2.39	—		2.08	—	(1.83)	(1.83)	$37.41	5.63%	$237,928	1.10%	n/a	(0.87)%	64.80%
9/30/2024	$29.82	(0.29)	7.63	—		7.34	—	—	—	$37.16	24.61%	$284,862	1.08%	n/a	(0.89)%	46.72%
9/30/2023	$28.08	(0.26)	2.10	—		1.84	(0.10)	—	(0.10)	$29.82	6.56%	$262,669	1.07%	n/a	(0.86)%	30.14%
9/30/2022	$50.70	(0.32)	(17.23)	—		(17.55)	—	(5.07)	(5.07)	$28.08	(38.16)%	$361,941	1.06%	n/a	(0.87)%	33.64%
9/30/2021	$43.03	(0.47)	10.84	—		10.37	—	(2.70)	(2.70)	$50.70	24.63%	$1,325,015	1.06%	n/a	(0.93)%	39.79%
Institutional Shares
3/31/2026(13)	$38.38	(0.16)	0.57	—	(7)	0.41	—	(2.91)	(2.91)	$35.88	0.64%	$343,570	1.06%	n/a	(0.81)%	38.61%
9/30/2025	$38.05	(0.28)	2.44	—		2.16	—	(1.83)	(1.83)	$38.38	5.68%	$434,850	1.02%	n/a	(0.78)%	64.80%
9/30/2024	$30.50	(0.27)	7.82	—		7.55	—	—	—	$38.05	24.75%	$592,837	1.00%	n/a	(0.81)%	46.72%
9/30/2023	$28.74	(0.25)	2.16	—		1.91	(0.15)	—	(0.15)	$30.50	6.62%	$835,311	1.00%	n/a	(0.78)%	30.14%
9/30/2022	$51.74	(0.28)	(17.65)	—		(17.93)	—	(5.07)	(5.07)	$28.74	(38.12)%	$882,206	0.98%	n/a	(0.78)%	33.64%
9/30/2021	$43.82	(0.43)	11.05	—		10.62	—	(2.70)	(2.70)	$51.74	24.76%	$1,633,941	0.96%	n/a	(0.83)%	39.79%

Artisan Partners Funds	91

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)		Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
SUSTAINABLE EMERGING MARKETS
Investor Shares
3/31/2026(13)	$23.43	0.07	1.18	1.25	(0.37)	—	(0.37)	$24.31	5.37%	$32,476	1.15%		1.29%	0.59%	11.41%
9/30/2025	$18.50	0.19	4.93	5.12	(0.19)	—	(0.19)	$23.43	28.01%	$15,890	1.15%		1.46%	0.99%	32.63%
9/30/2024	$15.02	0.20	3.35	3.55	(0.07)	—	(0.07)	$18.50	23.70%	$16,135	1.15%		1.61%	1.21%	11.71%
9/30/2023	$12.48	0.18	2.47	2.65	(0.11)	—	(0.11)	$15.02	21.37%	$13,658	1.15%		1.74%	1.22%	28.77%
9/30/2022	$19.25	0.18	(6.75)	(6.57)	(0.20)	—	(0.20)	$12.48	(34.51)%	$12,297	1.26	%(10)	1.58%	1.06%	21.48%
9/30/2021	$16.39	0.07	3.11	3.18	(0.32)	—	(0.32)	$19.25	19.50%	$61,975	1.35%		1.75%	0.36%	23.22%
Advisor Shares
3/31/2026(13)	$23.42	0.09	1.16	1.25	(0.39)	—	(0.39)	$24.28	5.39%	$283,647	1.05%		n/a	0.70%	11.41%
9/30/2025	$18.49	0.24	4.90	5.14	(0.21)	—	(0.21)	$23.42	28.14%	$176,402	1.05%		1.13%	1.26%	32.63%
9/30/2024	$15.01	0.22	3.34	3.56	(0.08)	—	(0.08)	$18.49	23.83%	$47,511	1.05%		1.22%	1.31%	11.71%
9/30/2023	$12.47	0.21	2.47	2.68	(0.14)	—	(0.14)	$15.01	21.58%	$37,476	1.05%		1.33%	1.40%	28.77%
4/28/2022 (commencement) - 9/30/2022	$14.61	0.06	(2.20)	(2.14)	—	—	—	$12.47	(14.65)%	$26,872	1.05%		1.97%	0.96%	21.48%
Institutional Shares
3/31/2026(13)	$23.87	0.09	1.21	1.30	(0.40)	—	(0.40)	$24.77	5.47%	$208,144	0.96%		n/a	0.74%	11.41%
9/30/2025	$18.84	0.25	4.99	5.24	(0.21)	—	(0.21)	$23.87	28.20%	$204,350	1.00%		1.02%	1.28%	32.63%
9/30/2024	$15.29	0.24	3.39	3.63	(0.08)	—	(0.08)	$18.84	23.86%	$105,709	1.00%		1.10%	1.42%	11.71%
9/30/2023	$12.71	0.23	2.50	2.73	(0.15)	—	(0.15)	$15.29	21.57%	$44,368	1.00%		1.26%	1.51%	28.77%
9/30/2022	$19.55	0.18	(6.85)	(6.67)	(0.17)	—	(0.17)	$12.71	(34.46)%	$23,562	1.07	%(10)	1.45%	1.13%	21.48%
9/30/2021	$16.56	0.10	3.14	3.24	(0.25)	—	(0.25)	$19.55	19.74%	$9,794	1.20%		1.89%	0.51%	23.22%
VALUE
Investor Shares
3/31/2026(13)	$15.70	0.07	0.13	0.20	(0.24)	(1.76)	(2.00)	$13.90	0.90%	$67,038	0.98%		1.08%	0.93%	20.57%
9/30/2025	$15.56	0.27	0.96	1.23	(0.20)	(0.89)	(1.09)	$15.70	8.32%	$77,027	0.98%		1.09%	1.76%	35.72%
9/30/2024	$13.21	0.18	2.87	3.05	(0.13)	(0.57)	(0.70)	$15.56	24.10%	$84,289	0.98%		1.09%	1.26%	25.33%
9/30/2023	$12.02	0.13	3.14	3.27	(0.03)	(2.05)	(2.08)	$13.21	29.09%	$83,594	1.06	%(11)	1.09%	1.00%	38.07%
9/30/2022	$16.28	0.13	(2.44)	(2.31)	(0.16)	(1.79)	(1.95)	$12.02	(16.50)%	$82,183	1.06%		n/a	0.86%	27.96%
9/30/2021	$12.41	0.10	4.82	4.92	(0.06)	(0.99)	(1.05)	$16.28	41.36%	$108,551	1.05%		n/a	0.67%	25.99%
Advisor Shares
3/31/2026(13)	$15.60	0.08	0.12	0.20	(0.25)	(1.76)	(2.01)	$13.79	0.95%	$55,348	0.88%		0.97%	1.03%	20.57%
9/30/2025	$15.47	0.28	0.95	1.23	(0.21)	(0.89)	(1.10)	$15.60	8.42%	$73,892	0.88%		0.96%	1.84%	35.72%
9/30/2024	$13.14	0.19	2.86	3.05	(0.15)	(0.57)	(0.72)	$15.47	24.29%	$95,835	0.88%		0.97%	1.36%	25.33%
9/30/2023	$11.97	0.15	3.12	3.27	(0.05)	(2.05)	(2.10)	$13.14	29.30%	$87,610	0.88%		0.97%	1.20%	38.07%
9/30/2022	$16.21	0.15	(2.42)	(2.27)	(0.18)	(1.79)	(1.97)	$11.97	(16.35)%	$54,633	0.88%		0.96%	1.02%	27.96%
9/30/2021	$12.37	0.13	4.79	4.92	(0.09)	(0.99)	(1.08)	$16.21	41.53%	$99,646	0.88%		0.95%	0.84%	25.99%
Institutional Shares
3/31/2026(13)	$15.61	0.08	0.13	0.21	(0.26)	(1.76)	(2.02)	$13.80	1.00%	$154,514	0.83%		0.84%	1.07%	20.57%
9/30/2025	$15.48	0.28	0.96	1.24	(0.22)	(0.89)	(1.11)	$15.61	8.48%	$168,828	0.83%		0.84%	1.89%	35.72%
9/30/2024	$13.15	0.20	2.86	3.06	(0.16)	(0.57)	(0.73)	$15.48	24.33%	$168,432	0.83%		0.85%	1.42%	25.33%
9/30/2023	$11.98	0.15	3.13	3.28	(0.06)	(2.05)	(2.11)	$13.15	29.35%	$124,498	0.85	%(12)	0.85%	1.20%	38.07%
9/30/2022	$16.24	0.15	(2.43)	(2.28)	(0.19)	(1.79)	(1.98)	$11.98	(16.34)%	$90,279	0.85%		n/a	1.01%	27.96%
9/30/2021	$12.40	0.13	4.80	4.93	(0.10)	(0.99)	(1.09)	$16.24	41.61%	$163,069	0.83%		n/a	0.88%	25.99%

92	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
VALUE INCOME
Investor Shares
3/31/2026(13)	$10.89	0.10	0.32	0.42	(0.11)	—	(0.11)	$11.20	4.00%	$706	1.20%	8.99%	1.83%	19.40%
9/30/2025	$10.77	0.25	0.11	0.36	(0.24)	—	(0.24)	$10.89	3.45%	$1,015	1.20%	7.64%	2.33%	31.99%
9/30/2024	$8.77	0.28	1.98	2.26	(0.26)	—	(0.26)	$10.77	26.05%	$1,032	1.20%	8.59%	2.84%	29.11%
9/30/2023	$8.15	0.24	0.63	0.87	(0.25)	—	(0.25)	$8.77	10.67%	$754	1.20%	9.07%	2.67%	30.15%
2/28/2022 (commencement) - 9/30/2022	$10.00	0.15	(1.86)	(1.71)	(0.14)	—	(0.14)	$8.15	(17.16)%	$733	1.20%	13.46%	2.73%	15.65%
Advisor Shares
3/31/2026(13)	$10.90	0.11	0.32	0.43	(0.12)	—	(0.12)	$11.21	4.01%	$1,395	1.10%	4.71%	1.95%	19.40%
9/30/2025	$10.78	0.26	0.11	0.37	(0.25)	—	(0.25)	$10.90	3.56%	$2,024	1.10%	3.71%	2.44%	31.99%
9/30/2024	$8.77	0.29	1.99	2.28	(0.27)	—	(0.27)	$10.78	26.27%	$2,216	1.10%	4.18%	2.94%	29.11%
9/30/2023	$8.15	0.26	0.61	0.87	(0.25)	—	(0.25)	$8.77	10.68%	$1,774	1.10%	4.35%	2.86%	30.15%
2/28/2022 (commencement) - 9/30/2022	$10.00	0.16	(1.86)	(1.70)	(0.15)	—	(0.15)	$8.15	(17.11)%	$1,178	1.10%	9.98%	2.86%	15.65%
Institutional Shares
3/31/2026(13)	$10.91	0.11	0.32	0.43	(0.12)	—	(0.12)	$11.22	4.04%	$6,197	1.05%	2.35%	1.95%	19.40%
9/30/2025	$10.78	0.26	0.13	0.39	(0.26)	—	(0.26)	$10.91	3.69%	$13,452	1.05%	2.13%	2.49%	31.99%
9/30/2024	$8.78	0.29	1.98	2.27	(0.27)	—	(0.27)	$10.78	26.18%	$13,138	1.05%	2.21%	2.97%	29.11%
9/30/2023	$8.15	0.26	0.62	0.88	(0.25)	—	(0.25)	$8.78	10.83%	$8,558	1.05%	2.42%	2.88%	30.15%
2/28/2022 (commencement) - 9/30/2022	$10.00	0.16	(1.86)	(1.70)	(0.15)	—	(0.15)	$8.15	(17.10)%	$7,195	1.05%	2.55%	2.86%	15.65%

(1)	Computed based on average shares outstanding.

(2)	Periods less than twelve months (where applicable) are not annualized. All total returns are calculated based upon the period end processing Net Asset Value per share (NAV), which may differ from the NAV reported in these statements.

(3)	Periods less than twelve months (where applicable) are annualized.

(4)	Includes the effect of expenses waived or paid by the Adviser, if applicable.

(5)	The per share amount is not in accord with the 'Net increase (decrease) in net assets resulting from operations' on the Statement of Changes due to the timing of Fund share activities.

(6)	Expense limit from October 1, 2025 to November 30, 2025 was 1.20% for Investor Shares, 1.10% for Advisor Shares and 1.05% for Institutional Shares. Expense limit was lowered effective December 1, 2025 to 1.05% for Investor Shares, 0.95% for Advisor Shares and 0.90% for Institutional Shares.

(7)	Amount is between $0.005 and $(0.005) per share.

(8)	Expense limit from October 1, 2023 to May 30, 2024 was 1.45% for Investor Shares, 1.35% for Advisor Shares and 1.30% for Institutional Shares. Expense limit was lowered effective May 31, 2024 to 1.24% for Investor Shares, 1.14% for Advisor Shares and 1.09% for Institutional Shares.

(9)	Adviser voluntarily waived expenses related to the proxy during the year.

(10)	Expense limit from October 1, 2021 to February 28, 2022 was 1.35% for Investor Shares and 1.20% for Institutional Shares. Expense limit was lowered effective March 1, 2022 to 1.15% for Investor Shares and 1.00% for Institutional Shares.

(11)	There was no expense limit prior to July 1, 2023. Effective July 1, 2023, expense limit was 0.98%.

(12)	There was no expense limit prior to July 1, 2023. Effective July 1, 2023, expense limit was 0.83%.

(13)	Unaudited. For the six months ended March 31, 2026.

(14)	The Fund paid excise tax of $121,422 which was not subject to the expense waiver. Excluding the effect of the excise tax, the expense ratio would have been lower by 0.17%, 0.16%, and 0.15% for Investor, Advisor, and Institutional classes, respectively.

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ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

*	Includes interest on securities sold short, dividends on securities sold short, and/or interest on reverse repurchase agreements. The ratios excluding such expenses are listed below. Refer to 2(n) in Notes to Financial Statements for additional information.

Fund	Ratio of Expenses to Average Net Assets@ (annualized)	Ratio of Expenses to Average Net Assets Excluding Waivers (annualized)
EMERGING MARKETS DEBT OPPORTUNITIES
Investor
3/31/2026	1.42%**	1.73%
9/30/2025	1.25%	2.23%
9/30/2024	1.25%	3.18%
9/30/2023	1.25%	7.98%
Advisor
3/31/2026	1.31%**	1.40%
9/30/2025	1.15%	1.48%
9/30/2024	1.15%	1.81%
9/30/2023	1.15%	2.95%
Institutional
3/31/2026	1.25%**	n/a
9/30/2025	1.10%	1.30%
9/30/2024	1.10%	1.60%
9/30/2023	1.10%	1.95%
GLOBAL UNCONSTRAINED
Investor
3/31/2026	1.24%	1.38%
9/30/2025	1.24%	1.67%
9/30/2024	1.31%	3.11%
9/30/2023	1.45%	9.23%
3/31/2022 (Commencement) - 9/30/2022	1.45%	53.92%
Advisor
3/31/2026	1.14%	1.19%
9/30/2025	1.14%	1.34%
9/30/2024	1.24%	1.69%
9/30/2023	1.35%	9.22%
3/31/2022 (Commencement) - 9/30/2022	1.35%	9.22%
Institutional
3/31/2026	1.09%	1.12%
9/30/2025	1.09%	1.32%
9/30/2024	1.23%	1.69%
9/30/2023	1.30%	2.26%
3/31/2022 (Commencement) - 9/30/2022	1.30%	2.38%

@	Includes the effect of expenses waived or paid by the Adviser, if applicable.
**	The Fund paid excise tax of $121,422 which was not subject to the expense waiver. Excluding the effect of the excise tax, the expense ratio would have been lower by 0.17%, 0.16%, and 0.15% for Investor, Advisor, and Institutional classes, respectively.

94	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Notes to Financial Statements — March 31, 2026 (Unaudited)

(1) Organization

Artisan Partners Funds, Inc. (“Artisan Partners Funds”) was incorporated on January 5, 1995 as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2026, Artisan Partners Funds is a series company comprised of twenty-one series and follows specialized accounting and reporting under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund	Investor Shares Inception Date	Advisor Shares Inception Date	Institutional Shares Inception Date
Artisan Developing World Fund (“Developing World Fund”)	June 29, 2015	June 29, 2015	June 29, 2015
Artisan Emerging Markets Debt Opportunities Fund (“Emerging Markets Debt Opportunities Fund”)	April 7, 2022	April 7, 2022	April 7, 2022
Artisan Floating Rate Fund (“Floating Rate Fund”)	December 1, 2021	December 1, 2021	December 1, 2021
Artisan Focus Fund (“Focus Fund”)	April 24, 2017	July 31, 2018	February 3, 2020
Artisan Global Discovery Fund (“Global Discovery Fund”)	August 21, 2017	February 3, 2020	February 3, 2020
Artisan Global Equity Fund (“Global Equity Fund”)	March 29, 2010	August 5, 2020	October 15, 2015
Artisan Global Opportunities Fund (“Global Opportunities Fund”)	September 22, 2008	April 1, 2015	July 26, 2011
Artisan Global Unconstrained Fund (“Global Unconstrained Fund”)	March 31, 2022	March 31, 2022	March 31, 2022
Artisan Global Value Fund (“Global Value Fund”)	December 10, 2007	April 1, 2015	July 17, 2012
Artisan High Income Fund (“High Income Fund”)	March 19, 2014	March 19, 2014	October 3, 2016
Artisan International Fund (“International Fund”)	December 28, 1995	April 1, 2015	July 1, 1997
Artisan International Explorer Fund (“International Explorer Fund”)	N/A	May 16, 2022	May 16, 2022
Artisan International Small-Mid Fund (“International Small-Mid Fund”)	December 21, 2001	December 4, 2018	April 12, 2016
Artisan International Value Fund (“International Value Fund”)	September 23, 2002	April 1, 2015	October 1, 2006
Artisan Mid Cap Fund (“Mid Cap Fund”)	June 27, 1997	April 1, 2015	July 1, 2000
Artisan Mid Cap Value Fund (“Mid Cap Value Fund”)	March 28, 2001	April 1, 2015	February 1, 2012
Artisan Select Equity Fund (“Select Equity Fund”)	February 28, 2020	February 28, 2020	February 28, 2020
Artisan Small Cap Fund (“Small Cap Fund”)	March 28, 1995	February 1, 2017	May 7, 2012
Artisan Sustainable Emerging Markets Fund (“Sustainable Emerging Markets Fund”)	June 2, 2008	April 27, 2022	June 26, 2006
Artisan Value Fund (“Value Fund”)	March 27, 2006	April 1, 2015	July 26, 2011
Artisan Value Income Fund (“Value Income Fund”)	February 28, 2022	February 28, 2022	February 28, 2022

During the reporting period, Developing World Fund, Floating Rate Fund, Global Discovery Fund, Global Equity Fund, Global Opportunities Fund, Global Value Fund, High Income Fund, International Fund, International Small-Mid Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund, Sustainable Emerging Markets Fund, Value Fund, and Value Income Fund operated as open-end, diversified mutual funds. During the reporting period, Emerging Markets Debt Opportunities Fund, Focus Fund, Global Unconstrained Fund, International Explorer Fund, and Select Equity Fund operated as open-end, non-diversified mutual funds. The investment objective of each Fund (except Developing World Fund, Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Focus Fund, Global Unconstrained Fund, High Income Fund and Value Income Fund) is to seek long-term capital growth. Developing World Fund’s and Focus Fund’s investment objective is to seek long-term capital appreciation. Emerging Markets Debt Opportunities Fund’s, Floating Rate Fund’s and Global Unconstrained Fund’s investment objective is to provide total return through a combination of current income and long-term capital appreciation. High Income Fund’s investment objective is to provide total return through a combination of current income and capital appreciation. Value Income Fund’s investment objective is to provide total return through a combination of income and capital appreciation. Each Fund has offered shares of capital stock of the classes designated Investor Shares, Advisor Shares and Institutional Shares, since the inception dates listed above, except for International Explorer Fund which only offers Advisor Shares and Institutional Shares. Investor Shares of the Funds are generally available to members of the general public. Advisor Shares of the Funds are generally available for investment only by employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and other investors that meet the minimum investment requirements. Institutional Shares are designed for certain employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and institutional and other investors who are able to meet the minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to a Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of a Fund pay pro rata the costs of management of that Fund’s portfolio, including the management fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class. Because of the different expenses, the Advisor Shares and Institutional Shares of a Fund typically will have lower expense ratios and correspondingly higher total returns than the Investor Shares of the same Fund.

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NOTES TO FINANCIAL STATEMENTS

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Artisan Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a publicly traded Delaware corporation.

Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may make investments in securities, derivatives and other instruments, directly or through one or more wholly-owned subsidiaries. References herein to each such Fund include references to a subsidiary in respect of the Fund’s investment exposure. The allocation of the Fund’s portfolio in a subsidiary will vary over time. Each such Fund will treat a subsidiary’s assets as assets of the Fund for purposes of determining compliance with various provisions of the 1940 Act applicable to the Fund.

(2) Summary of Significant Accounting Policies

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

(a)	Investments in Subsidiaries – Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may make investments in securities, derivatives and other instruments, directly or through investments in Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. and Artisan Global Unconstrained Subsidiary Ltd., respectively, each a wholly owned subsidiary of the respective Fund organized under the laws of the Cayman Islands (each referred to herein as the “Subsidiary” or collectively the “Subsidiaries”). The consolidated financial statements include the accounts of each Fund and its Subsidiary. All intercompany transactions and balances have been eliminated. As of March 31, 2026, Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. had $16,554,732 in net assets, representing 10.56% of Emerging Markets Debt Opportunities Fund’s net assets and Artisan Global Unconstrained Subsidiary Ltd. had $66,263,027 in net assets, representing 6.48% of Global Unconstrained Fund’s net assets.

(b)	Valuation – The net asset value (“NAV”) of the shares of each class of each Fund is determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE is open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of issuance of the financial statements is considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares is determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining each Fund’s NAV for financial reporting purposes, each equity security, closed end fund and exchange traded fund (“ETF”) held by the Fund traded on a securities exchange, or over-the-counter is valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security is valued using (i) the closing price on another exchange on which the security traded (if such price is made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid is not available, from a secondary exchange or in the over-the-counter market. Securities trading primarily outside the US may have fair value factors applied where the applicable trading market is closed or as a result of significant market movements following the close of local trading. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Repurchase agreements and reverse repurchase agreements are valued at cost. Exchange traded option contracts are valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts are valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Derivatives (including centrally cleared swaps, total return swaps, over-the-counter options on total return swaps, and certain other derivatives) are valued using prices provided by the Funds’ pricing vendors. Prices obtained from independent pricing services may use various observable and unobservable inputs, including, but not limited to, information provided by broker-dealers, pricing formulas, estimates of market values obtained from data relating to investments or securities with similar characteristics and/or discounted cash flow or spread curve models that might be applicable. Shares of open-end investment companies (excluding exchange traded funds) are valued at the latest net asset value reported by the investment company.

Fixed income securities, including loan participation notes, are fair valued using prices from the Funds’ pricing vendors. Such prices are generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other

96	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Rule 2a-5 under the 1940 Act (“Rule 2a-5”) established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds have adopted a valuation policy compliant with Rule 2a-5 and Rule 31a-4. Artisan Partners was designated by the Funds’ board of directors (the “Board”) as the valuation designee for the Funds pursuant to Rule 2a-5. In its capacity as valuation designee, Artisan Partners, among other things, is responsible for establishing a valuation committee to establish fair valuation methodologies and determining, in good faith, the fair value of all of the assets of the Funds for which there are no readily available market quotations. Securities or other assets for which market quotations are not readily available are valued by Artisan Partners, as valuation designee, in accordance with Procedures for Valuation of Portfolio Securities by the Adviser and under the general oversight of the Board. A market quotation will be considered not readily available, and a Fund may therefore use fair value pricing, if there are not quoted prices (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, and/or any such quotation is not deemed reliable.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair value utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences may be material to the NAV of the applicable Fund.

(c)	Taxes – During the period ended March 31, 2026, Emerging Markets Debt Opportunities Fund paid excise tax of $121,422. No other provisions were made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken or expected to be taken, on federal income tax returns for all remaining open tax years (fiscal years 2022 through 2025) and have concluded that, as of March 31, 2026, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and Wisconsin Department of Revenue.

As of and during the period ended March 31, 2026, the Funds did not have any liabilities for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as “Income tax expense” in the Statements of Operations. During the period ended March 31, 2026, the Funds did not incur any material interest or penalties.

The Funds are subject to taxes imposed on foreign dividend income, foreign interest income and realized and unrealized gains on securities traded in certain foreign countries in which the Funds invest. Withholding taxes on foreign dividends were recorded on the ex-dividend date, and are included in “Dividends, from unaffiliated issuers” and “Dividends, from affiliated issuers” in the Statements of Operations. Withholding taxes on foreign interest income were accrued based on the Funds’ understanding of the applicable country’s tax rules and rates, and are included in “Interest” in the Statements of Operations. Foreign taxes imposed on realized and unrealized gains are based on the Funds’ understanding of the applicable country’s tax rules and rates and, if applicable, are recorded on an accrual basis and is included in “Net realized gain (loss) on Investments, from unaffiliated issuers” and “Net increase (decrease) in unrealized appreciation or depreciation on Investments, from unaffiliated issuers”, as applicable, in the Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes on unrealized gains” and “Payable for foreign taxes on realized gains”, as applicable, in the Statements of Assets and Liabilities.

(d)	Portfolio Transactions – For financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

(e)	Restricted Securities – The Funds may invest in securities that are subject to restrictions on resale and there may be no liquid

Artisan Partners Funds	97

NOTES TO FINANCIAL STATEMENTS

secondary market or ready purchaser for such securities. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the footnotes to each Fund’s Schedule of Investments.

(f)	Foreign Currency Translation – Values of foreign investments, open foreign currency forward contracts, payables for foreign taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into US dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into US dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-US securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks, which the Funds may face as a result of direct or indirect exposure to particular currencies (including through US dollar denominated depositary receipts and equity-linked securities). The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value. Unrealized gains and losses on foreign currency spot contracts are included in “Receivable from investments sold” and “Payable for investments purchased”, as applicable, in the Statements of Assets and Liabilities. Unrealized gains and losses on foreign currency forward contracts are presented, as gross amounts in “Unrealized appreciation on foreign currency forward contracts” and “Unrealized depreciation on foreign currency forward contracts”, as applicable, in the Statements of Assets and Liabilities. All unrealized gains and losses on foreign currency are included in “Other assets less liabilities” in the Schedules of Investments. Realized and unrealized gains and losses on foreign currency spot contracts were reported as “Net realized gain (loss) on Foreign currency related transactions” and “Net increase (decrease) in unrealized appreciation or depreciation on Foreign currency related transactions”, respectively, in the Statements of Operations. Realized and unrealized gains and losses on foreign currency forward contracts were reported as “Net realized gain (loss) on Foreign currency forward contracts” and “Net increase (decrease) in unrealized appreciation or depreciation on Foreign currency forward contracts”, respectively, in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

Other amounts included in “Net realized gain (loss) on Foreign currency related transactions” may result from currency gains and losses realized on the difference between the amounts of foreign dividends, foreign interest, and foreign taxes accrued on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Other amounts included in “Net increase (decrease) in unrealized appreciation or depreciation on Foreign currency related transactions” may result from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(g)	Depositary Receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(h)	Equity-Linked Securities and Credit-Linked Notes – Each Fund, except Mid Cap Value Fund and Small Cap Fund, may invest in equity-linked securities. Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may invest in credit-linked notes. Equity-linked securities and credit-linked notes are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security or credit-linked note typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with the equity-linked securities or credit-linked notes that the Funds purchase and, in those cases, the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

(i)	Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(j)	Indemnifications – Artisan Partners Funds indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to Artisan Partners Funds. In the normal course of business, the Funds also enter into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. A Fund’s maximum exposure under such arrangements is unknown. As of March 31, 2026, no claim has been made for indemnification pursuant to any such agreement of the Funds.

98	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(k)	When-Issued/Delayed Delivery Securities – Each Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(l)	Unfunded Commitments – Pursuant to the terms of certain term loan agreements, Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Global Unconstrained Fund, and High Income Fund may be obligated to fund term loan commitments at the borrower’s discretion. During the period, Floating Rate Fund and High Income Fund had unfunded loan commitments, which were recorded at market value. Unrealized gains and losses are presented separately as “Net increase (decease) in unrealized appreciation or depreciation on Unfunded loan commitments” in the Statements of Operations. As of March 31, 2026, Floating Rate Fund had unfunded loan commitments in the amount of $317,000.

(m)	Redemption Fees – A 2% redemption fee is generally imposed on the redemption or exchange of shares owned for 90 days or less for Floating Rate Fund and High Income Fund. Effective March 14, 2025, Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund eliminated the 2% redemption fee. Redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserves the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believes such waiver is in the best interest of the Fund, including, but not limited to, when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short- term trading. During the period ended March 31, 2026, Floating Rate Fund and High Income Fund waived the redemption fee for shares held by certain authorized agents or other Fund intermediaries.

(n)	Securities Sold Short – The Funds may sell securities short or maintain a short position in anticipation of the decline in the market value of a particular security (a short sale), including securities that the Funds do not own. To complete a short sale, the Funds must borrow the security to make delivery to the buyer. The Funds are required to pay the lender any dividends or interest on the security, which accrues during the period of the loan.

In order to terminate the short sale, the Fund that borrowed the security is obligated to return the security borrowed by purchasing it at market price at the time of termination. The price of the security at termination may differ from the price at which the security was sold. The Fund will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the Fund terminates the short sale. This loss may be unlimited. The Fund will realize a gain if the security declines in price between those dates. The gain is limited to the price at which the Fund sold the security short. The amount of any economic gain will be decreased, and the amount of any economic loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

The Funds may reinvest short sale proceeds. Because the Funds may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. The Funds incur expenses as a result of executing short sales.

During the period ended March 31, 2026, Global Unconstrained Fund engaged in short sales and paid dividends and interest on securities sold short, which is included in “Dividends on securities sold short” and “Interest on securities sold short”, as applicable, in the Statements of Operations. During the period ended March 31, 2026, Global Unconstrained Fund incurred fees and expenses on short sales, which is included in “Other operating expenses” in the Statements of Operations. As of March 31, 2026, Global Unconstrained Fund had open short sale positions as shown in the Schedule of Investments.

(o)	Repurchase Agreements - Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, a Fund will enter into repurchase agreements only with banks and dealers believed by Artisan Partners to present acceptable credit risks. Artisan Partners will review and monitor the creditworthiness of such institutions and will consider the capitalization of the institution, Artisan Partners’ prior dealings with the institution, any rating of the institution’s senior long-term debt by independent rating agencies and other relevant factors. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Fund is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty.

To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on

Artisan Partners Funds	99

NOTES TO FINANCIAL STATEMENTS

the Fund’s ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the US Bankruptcy Code, each Fund intends to comply with provisions under the Bankruptcy Code that would allow it to immediately sell such collateral. Repurchase agreements entered into by the Funds are subject to Master Repurchase Agreements (MRA), which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from such Funds. Global Unconstrained Fund held repurchase agreements during the period ended March 31, 2026. As of March 31, 2026, Global Unconstrained Fund had open repurchase agreements as shown in the Consolidated Schedule of Investments.

(p)	Reverse Repurchase Agreements - The Funds may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. The gross amount of cash received in exchange for securities sold is reflected as “Reverse repurchase agreements” in the Statements of Assets and Liabilities. Reverse repurchase agreements are recorded at contract value. Fair value of such agreements is equivalent to contract value and would represent Level 2 Investments. Interest payments made on reverse repurchase agreements are recorded as a component of “Interest expense” in the Statements of Operations.

Reverse repurchase agreements entered into by the Funds are subject to Master Repurchase Agreements (MRA), which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from such Funds.

For the period ended March 31, 2026, Emerging Markets Debt Opportunities Fund had average borrowings under reverse repurchase agreements of $490,017 over 68 days, with an average borrowing rate of 1.51%. Global Unconstrained Fund had average borrowings under reverse repurchase agreements of $21,988,344 over 71 days, with an average borrowing rate of 4.39%. As of March 31, 2026, none of the Funds had open reverse repurchase agreements.

(q)	Securities Lending – In order to generate incremental revenue, a Fund may participate in a securities lending program, in which securities from its portfolio may be loaned to third parties. As a matter of policy, securities loans by such Funds are made to broker-dealers or other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, “marked-to-market” daily. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before a Fund can dispose of it. The borrower pays to a participating Fund an amount equal to any dividends or interest received on securities lent (known as “manufactured payments” or “substitute payments”). Manufactured payments for dividends or interest received by a participating Fund while its securities are loaned out will not be considered qualified dividend income and will have other tax implications. To the extent that a Fund makes a distribution of income received by the Fund pursuant to loans of its portfolio securities, such income will not constitute qualified dividend income to noncorporate shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. A participating Fund retains all or a portion of the interest or dividend received on investment of the cash collateral and/or receives a fee from the borrower. The Funds will typically invest cash collateral in government money market funds. A participating Fund bears the risk of any loss on the investment of the collateral; any such loss may exceed, potentially by a substantial amount, any profit to the Fund from its securities lending activities. A participating Fund may recall loaned securities on demand.

Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending (“GSAL”), currently serves as the securities lending agent for the Funds. GSAL receives as compensation for its services a portion of the amount earned by each Fund for lending securities.

Income from the securities lending program is recorded when earned or as soon as reliable information becomes available from the lending agent. Net income for each Fund is reflected as “Income from securities lending” in the Statements of Operations. During the period ended March 31, 2026, Global Discovery Fund, Global Equity Fund, Global Unconstrained Fund, Global Value Fund, High Income Fund, International Fund, International Value Fund, Mid Cap Value Fund, Small Cap Fund, Sustainable Emerging Markets Fund, Value Fund, and Value Income Fund participated in the securities lending program. As of March 31, 2026, High Income Fund, Mid Cap Value Fund, and Sustainable Emerging Markets Fund had securities on loan as shown in the Schedules of Investments.

(r)	ReFlow Liquidity Program and Redemptions In-Kind Program (“the programs”) – The Funds may participate in the ReFlow

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Fund, LLC (“ReFlow”) liquidity program (“ReFlow Program”), which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the ReFlow Program, ReFlow provides participating mutual funds with a source of cash to meet all, or a portion, of net shareholder redemptions. Following purchases of a Fund’s shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow or at other times at ReFlow’s or Artisan Partners’ discretion. For use of the ReFlow Program, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily dutch auction among participating mutual funds. The current minimum fee rate is 14 basis points of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of the Fund and its shareholders. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will not be subject to the Funds’ investment minimums, redemption fees, if applicable, or trading that is considered inappropriate, which may include frequent or short-term trading. ReFlow will periodically redeem its entire share position in a Fund and request that such redemption be met in-kind in accordance with Artisan Partners Funds’ policy on purchases and redemptions in-kind.

In some circumstances, including in order to manage and optimize a Fund’s portfolio composition, a Fund in its discretion may accept large purchase orders from one or more financial institutions that are willing, upon redemption of their investment in the Fund, to receive their redemption in-kind rather than in cash. To the extent the Fund determines that doing so would be in the best interest of the Fund and its shareholders, Artisan Partners shall have the authority to effect the redemption in-kind transaction, including the authority to effect non-pro rata distributions to redeeming shareholders (provided that the redeeming shareholder is not an affiliated person of the relevant Fund or an affiliated person of such person) in a manner consistent with applicable policies and procedures. In effecting such redemption in-kind, Artisan Partners may select securities to distribute to the redeeming shareholder by considering certain factors, including transaction costs, market impact, tax efficiency, operational restrictions on transfer, news or information in financials pertaining to a specific issuer, and/or any other factor that Artisan Partners believes is relevant. No fees are paid to participating financial institutions for these transactions.

During the period ended March 31, 2026, Focus Fund, Global Opportunities Fund, Global Value Fund, International Small-Mid Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund and Value Fund participated in the Programs. Fees associated with ReFlow are disclosed as “ReFlow fees” in the Statements of Operations. Certain offsetting benefits of utilizing the services, such as reduced transactions costs, may impact “Net increase in net assets resulting from operations” in the Statements of Operations. Gains on redemptions in-kind are included in “Net realized gain (loss) on Investments” in the Statements of Operations and were not recognized for federal income tax purposes. The subscriptions, redemptions in-kind, gains on redemptions in-kind, fees and total expense ratio (“TER”) impact during the period were as follows:

Fund	ReFlow Subscriptions (in thousands)	Value of Redemptions In-Kind From Fund Shares Redeemed (in thousands)	Gains on Redemptions In-Kind (in thousands)	ReFlow Fees (in thousands)	ReFlow Fees Impact to TER
Focus	$37,187	$285,603	$178,533	$60	.01%
Global Discovery	3,467	2,955	2,075	5	.01
Global Equity	1,915	1,220	490	4	.00*
Global Opportunities	259,250	247,671	134,874	370	.04
Global Value	7,583	7,379	4,624	17	.00*
International Small-Mid	62,100	93,075	114,304	105	.01
International Value	331,082	81,685	41,726	313	.00*
Mid Cap	270,165	236,313	155,677	418	.02
Mid Cap Value	179,084	172,178	96,935	253	.08
Small Cap	111,676	114,899	74,143	161	.03
Value	12,846	12,460	10,941	21	.01

*	Less than 0.005%

(s)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, information was not available to the Funds on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded, revised or canceled as soon after the ex-dividend date as reliable information became available to the Funds. During the period ended March 31, 2026, Developing World Fund received EU tax reclaim payments and interest on tax reclaim payments. These reclaims were not previously accrued for due to the uncertainty of collectability and interest on the tax reclaim payments. The amount of tax reclaims is included in “Foreign dividend tax reclaims” and interest on those tax reclaim payments is included in “Interest” in the Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS

Reclaims and interest received on reclaims that are received in a currency other than USD are converted to USD using the foreign currency translation as outlined in the Notes to Financial Statements.

Non-cash dividends related to corporate actions, if any, were included in dividend income, and generally recorded at the fair market value of securities received. Interest income, less foreign taxes withheld, if any, was recorded on the accrual basis and included accretion of discounts and amortization of premiums. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to the Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were also used, depending on the nature of the expense item. Income and expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class, respectively.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

(t)	Operating Segments - The Funds adopted Accounting Standards Update (“ASU”) No. 2023-07 (“ASU 2023-07”), “Segment Reporting (Topic 280)”. The update is limited to disclosure requirements and does not impact the Funds’ financial position or results of operations. An operating segment is defined in Segment Reporting (Topic 280)) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund operates as a single operating segment, which derives its revenue from investments made in accordance with each Fund’s defined investment objectives. Each Fund’s CODM is represented by each Fund’s Officers. The CODM manages the operations of each Fund to achieve its investment objectives through the execution of each Fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio composition, total returns, expense ratios and changes in net assets of each Fund which are consistent with the information contained in the financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements of each Fund.

(u)	New Accounting Pronouncements - In December 2023, FASB issued ASU No. 2023-09 (“ASU 2023-09”), “Improvements to Income Tax Disclosures”, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the amendment and its impact to the annual financial statements.

(3) Risks:

Like all mutual funds, the Funds take investment risks and it is possible for a shareholder to lose money by investing in a Fund. Investors in each Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. This section describes certain of the principal risks associated with investing in each Fund, but is not a complete list of every risk involved in investing in each Fund and the Fund may be exposed to additional risks not listed below. An investment in a Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

The success of a Fund is dependent on such Fund’s investment team’s investment decisions, which are based, in part, on the research process employed by the Fund’s investment team. The portfolio securities selected by the investment team may decline in value or not increase in value when the market indices, including relevant benchmark indices, are rising, in which case the Fund could experience losses regardless of the performance of the market indices. To the extent an investment team considers environmental, social and governance factors in its research process, such Fund may forgo certain investment opportunities and underperform funds that do not consider environmental, social and governance factors.

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions, intervention and/or policies, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and equity-linked securities) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards;

102	Artisan Partners Funds

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and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

In addition, geopolitical events adversely affect global economies and securities markets, subjecting a Fund’s investments to related risks. War, terrorism, global health crises and pandemics, sanctions, tariffs, the imposition of exchange controls or other crossborder trade barriers and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on the US and world economies and markets generally.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Investment risks typically are greater in emerging and developing markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. The securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities change in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the value of a debt security may fall in response to increases in interest rates. Each Fund that may invest in fixed income securities may invest in debt securities without considering the maturity of the investment. The value of a security with a longer duration will generally be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the US and outside the US may affect each Fund’s debt investments unfavorably.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument of an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities in which a Fund invests may be rated below investment grade or be unrated securities that are determined by the Adviser to be of comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds.

Investments in loans, including floating or adjustable rate loans, are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Global Unconstrained Fund, High Income Fund, International Explorer Fund and International Value Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the loans in which a Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, a Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e.,

Artisan Partners Funds	103

NOTES TO FINANCIAL STATEMENTS

nonpayment) in the event of default than secured loans since they do not afford a Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or meet redemption obligations until a substantial period after the sale of the loans.

As non-diversified funds, Emerging Markets Debt Opportunities Fund, Focus Fund, Global Unconstrained Fund, International Explorer Fund, and Select Equity Fund may invest a larger portion of their assets in securities of a smaller number of issuers than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.

Operational failures, cyber-attacks or other disruptions that affect the Funds’ service providers, the Funds’ counterparties, other market participants or the issuers of securities held by the Funds may adversely affect the Funds and their shareholders, including by causing losses for the Funds or impairing Fund operations.

A Fund’s use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by Artisan Partners. For example, changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If a Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction.

In addition to the risks of an adverse change in the value of the underlying reference asset, a Fund’s use of derivatives, including, but not limited to, over-the-counter (“OTC”) derivatives, involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives transactions can create investment leverage and may be highly volatile, and a Fund could lose more than the amount it invests, especially in unusual or extreme market conditions. Derivatives may be difficult to value and highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

US and non-US legislative and regulatory reforms, including those related to the Dodd-Frank Wall Street Reform and Consumer Protection Act, have resulted in, and may in the future result in, new regulation of derivative instruments and a Fund’s use of such instruments. New regulations could, among other things, restrict a Fund’s ability to engage in derivative transactions (for example, by making certain types of derivative instruments or transactions no longer available to the Fund) and/or increase the costs of such transactions, and a Fund may as a result be unable to execute its investment strategies in a manner Artisan Partners might otherwise choose. In connection with Rule 18f-4 under the 1940 Act, the Funds have adopted a derivatives risk management program that takes into account how a Fund’s derivatives use affects its investment portfolio strategy, including whether derivatives are used to increase or decrease portfolio risks or facilitate efficient portfolio management.

Emerging Markets Debt Opportunities Fund’s and Global Unconstrained Fund’s investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. Sovereign governments may default on their debt obligations for a number of reasons, including social, political, economic and diplomatic changes in countries issuing sovereign debt.

(4) Fair Value Measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an asset or purchasing a liability in an orderly transaction to/from an independent buyer/seller in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

●	Level 1 – unadjusted quoted prices in active markets for identical investments

104	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

●	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the US where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments and discounts for lack of marketability)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note 2(b). A description of the fair value leveling techniques are described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, sovereign bonds, equity-linked securities, treasury bills, foreign currency forward contracts, other derivatives, and foreign equity securities in which the closing prices or bid quotations are adjusted for significant events, local market holidays or other unscheduled market closures, are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of March 31, 2026 (in thousands). Refer to each Fund’s Schedule of Investments for industry or country classifications.

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total

Developing World
Assets Description
Common Stocks
Americas	$915,574	$—	$—		$915,574
Emerging Markets	788,596	525,816	—		1,314,412
Europe	31,408	220,345	—		251,753
Pacific Basin	259,677	—	—		259,677
Investment Company	72,986	—	—		72,986
Total Assets	2,068,241	746,161	—		2,814,402

Emerging Markets Debt Opportunities
Assets Description
Sovereign Government Bonds	—	62,380	—		62,380
Corporate Bonds	—	30,297	1,770		32,067
Bank Loans	—	—	7,017		7,017
Convertible Bond	—	417	—		417
Common Stock	—	—	—	(1)	— (1)
Sovereign Government Treasury Bills	—	17,419	—		17,419
U.S. Treasury Obligations	—	22,720	—		22,720
Investment Companies	2,936	—	—		2,936
Miscellaneous Securities	—	—	1,199		1,199
Foreign Currency Forward Contracts(2)	—	2,571	—		2,571
Futures Contracts(2)	625	—	—		625
Centrally Cleared Interest Rate Swaps(2)	—	9	—		9
OTC Total Return Swap Contracts(2)	—	299	—		299
Total Assets	3,561	136,112	9,986		149,659
Liabilities Description
Foreign Currency Forward Contracts(2)	—	(999)	—		(999)
Centrally Cleared Interest Rate Swaps(2)	—	(1,335)	—		(1,335)
OTC Total Return Swap Contracts(2)	—	(16)	—		(16)
Total Liabilities	—	(2,350)	—		(2,350)
Total	3,561	133,762	9,986		147,309

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NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Floating Rate
Assets Description
Bank Loans	$—	$103,069	$—		$103,069
Corporate Bonds	—	9,205	—		9,205
Common Stocks	—	601	—		601
Preferred Stock	—	64	—		64
Warrant	—	—	—	(1)	— (1)
Investment Company	16,610	—	—		16,610
Total Assets	16,610	112,939	—	(1)	129,549

Focus
Assets Description
Common Stocks	968,746	81,719	—		1,050,465
Options Purchased	13,452	—	—		13,452
Investment Company	122,159	—	—		122,159
Foreign Currency Forward Contracts(2)	—	3,853	—		3,853
Total Assets	1,104,357	85,572	—		1,189,929
Liabilities Description
Foreign Currency Forward Contracts(2)	—	(269)	—		(269)
Total Liabilities	—	(269)	—		(269)
Total	1,104,357	85,303	—		1,189,660

Global Discovery
Assets Description
Common Stocks
Americas	76,761	—	—		76,761
Emerging Markets	1,064	—	—		1,064
Europe	10,526	13,121	—		23,647
Pacific Basin	1,875	—	—		1,875
Investment Company	4,362	—	—		4,362
Total Assets	94,588	13,121	—		107,709

Global Equity
Assets Description
Common Stocks
Americas	24,688	—	—		24,688
Emerging Markets	4,276	63,490	—		67,766
Europe	—	78,467	—		78,467
Pacific Basin	—	23,514	—		23,514
Investment Company	5,136	—	—		5,136
Total Assets	34,100	165,471	—		199,571

Global Opportunities
Assets Description
Common Stocks
Americas	1,028,705	—	—		1,028,705
Emerging Markets	7,628	110,870	—		118,498
Europe	76,349	209,977	—		286,326
Pacific Basin	21,385	16,079	—		37,464
Investment Company	42,344	—	—		42,344
Total Assets	1,176,411	336,926	—		1,513,337

Global Unconstrained
Assets Description
Sovereign Government Bonds	—	346,375	—		346,375
Corporate Bonds	—	152,612	8,470		161,082
Common Stocks	24,782	33,622	—	(1)	58,404
Bank Loans	—	—	27,720		27,720
Exchange Traded Fund	14,861	—	—		14,861

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NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Global Unconstrained (continued)
Assets Description (continued)
Closed End Funds	$5,486	$—	$—		$5,486
Convertible Bond	—	1,743	—		1,743
Options Purchased	—	1,791	—		1,791
Warrant	—	—	110		110
Sovereign Government Treasury Bills	—	72,679	—		72,679
U.S. Treasury Obligations	—	194,441	—		194,441
Repurchase Agreements	—	118,126	—		118,126
Investment Companies	74,190	—	—		74,190
Miscellaneous Securities	—	—	8,092		8,092
Foreign Currency Forward Contracts(2)	—	11,979	—		11,979
Futures Contracts(2)	3,399	—	—		3,399
Centrally Cleared Credit Default Swaps(2)	—	8,088	—		8,088
Centrally Cleared Interest Rate Swaps(2)	—	75	—		75
OTC Credit Default Swaps(2)	—	17	—		17
OTC Total Return Swap Contracts(2)	—	1,745	—		1,745
Total Assets	122,718	943,293	44,392		1,110,403
Liabilities Description
Common Stock	—	(4,735)	—		(4,735)
Corporate Bonds	—	(21,373)	—		(21,373)
Exchange Traded Funds	(23,612)	—	—		(23,612)
Sovereign Government Bonds	—	(90,946)	—		(90,946)
Foreign Currency Forward Contracts(2)	—	(3,781)	—		(3,781)
Futures Contracts(2)	(1,117)	—	—		(1,117)
Centrally Cleared Credit Default Swaps(2)	—	(3,249)	—		(3,249)
Centrally Cleared Interest Rate Swaps(2)	—	(1,628)	—		(1,628)
OTC Credit Default Swap Contracts(2)	—	(17)	—		(17)
OTC Interest Rate Swap Contracts(2)	—	(31)	—		(31)
OTC Total Return Swap Contracts(2)	—	(151)	—		(151)
Total Liabilities	(24,729)	(125,911)	—		(150,640)
Total	97,989	817,382	44,392		959,763

Global Value
Assets Description
Common Stocks
Americas	1,303,162	249,379	—		1,552,541
Emerging Markets	—	155,679	—		155,679
Europe	—	1,028,863	—		1,028,863
Investment Company	157,596	—	—		157,596
Total Assets	1,460,758	1,433,921	—		2,894,679

High Income
Assets Description
Corporate Bonds	—	7,128,113	—		7,128,113
Bank Loans	—	2,720,200	—		2,720,200
Common Stocks	—	51,778	—		51,778
Preferred Stock	—	1,902	—		1,902
Warrant	—	—	—	(1)	— (1)
Investment Company	958,765	—	—		958,765
Foreign Currency Forward Contracts(2)	—	98	—		98
Futures Contracts(2)	4,397	—	—		4,397
Total Assets	963,162	9,902,091	—	(1)	10,865,253
Liabilities Description
Foreign Currency Forward Contracts(2)	—	(71)	—		(71)
Total Liabilities	—	(71)	—		(71)
Total	963,162	9,902,020	—	(1)	10,865,182

Artisan Partners Funds	107

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International
Assets Description
Common Stocks
Americas	$32,690	$—	$—	$32,690
Emerging Markets	89,902	1,630,603	—	1,720,505
Europe	—	3,243,059	—	3,243,059
Pacific Basin	—	651,740	—	651,740
Investment Company	291,398	—	—	291,398
Total Assets	413,990	5,525,402	—	5,939,392

International Explorer
Assets Description
Common Stocks
Americas	11,955	45,436	—	57,391
Emerging Markets	—	31,531	—	31,531
Europe	8,425	213,921	—	222,346
Pacific Basin	—	79,383	—	79,383
Convertible Bond
Europe	—	—	8,015	8,015
Investment Company	58,370	—	—	58,370
Total Assets	78,750	370,271	8,015	457,036

International Small-Mid
Assets Description
Common Stocks
Americas	709,119	—	—	709,119
Emerging Markets	55,698	24,892	—	80,590
Europe	41,620	1,093,732	—	1,135,352
Middle East	149,501	9,544	—	159,045
Pacific Basin	—	556,174	—	556,174
Total Assets	955,938	1,684,342	—	2,640,280

International Value
Assets Description
Common Stocks
Americas	6,557,090	2,247,080	—	8,804,170
Emerging Markets	698,728	3,911,805	14,110	4,624,643
Europe	578,101	21,465,740	—	22,043,841
Pacific Basin	—	390,187	—	390,187
Investment Company	4,336,004	—	—	4,336,004
Total Assets	12,169,923	28,014,812	14,110	40,198,845

Mid Cap
Assets Description
Common Stocks	2,846,456	—	—	2,846,456
Investment Company	79,823	—	—	79,823
Total Assets	2,926,279	—	—	2,926,279
Mid Cap Value
Assets Description
Common Stocks	469,007	—	—	469,007
Investment Company	10,422	—	—	10,422
Total Assets	479,429	—	—	479,429

Select Equity
Assets Description
Common Stocks	61,993	15,901	—	77,894
Investment Company	7,344	—	—	7,344
Total Assets	69,337	15,901	—	85,238

108	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Small Cap
Assets Description
Common Stocks	$857,251	$—	$—		$857,251
Investment Company	18,893	—	—		18,893
Total Assets	876,144	—	—		876,144

Sustainable Emerging Markets
Assets Description
Common Stocks
Americas	1,977	—	—		1,977
Emerging Markets	102,967	374,547	—	(1)	477,514
Europe	—	3,683	—		3,683
Pacific Basin	13,020	8,334	—		21,354
Warrant
Emerging Markets	—	2,894	—		2,894
Investment Company	19,547	—	—		19,547
Total Assets	137,511	389,458	—	(1)	526,969
Value
Assets Description
Common Stocks	222,225	50,975	—		273,200
Investment Company	1,285	—	—		1,285
Total Assets	223,510	50,975	—		274,485
Value Income
Assets Description
Common Stocks	6,979	695	—		7,674
Preferred Stocks	288	—	—		288
Investment Company	78	—	—		78
Total Assets	7,345	695	—		8,040
Liabilities Description
Written Options	(13)	—	—		(13)
Total Liabilities	(13)	—	—		(13)
Total	7,332	695	—		8,027

(1)	Includes one or more securities valued at $0.

(2)	Foreign currency forward contracts, futures contracts, OTC swap contracts and centrally cleared swap contracts are valued at unrealized appreciation (depreciation).

Artisan Partners Funds	109

NOTES TO FINANCIAL STATEMENTS

Information about Level 3 fair value measurements (dollar value in thousands):

Assets	Fair Value at March 31, 2026		Valuation Technique	Unobservable Input(s)	Range	Weighted Average	Impact to Fair Value from an Increase in Input
Emerging Markets Debt Opportunities
Bank Loans	$293		Discounted Cash Flow	Benchmark Illiquidity Discount	11.17% 1.00%	11.17% 1.00%	Increase Decrease
Bank Loans	6,658		Discounted Cash Flow	Benchmark Transaction Spread	4.60% - 7.41% (3.28)% - 1.26%	6.24% (1.22)%	Increase Decrease
Bank Loans	66		Broker quote	Single broker quote	$25.50	$25.50	Increase
Common Stock	—	(1)	Cost	100% discount for uncertainty of liquidation value	N/A	N/A	N/A
Corporate Bond	—	(1)	Last quote in restricted market	100% discount for uncertainty of liquidation value	N/A	N/A	N/A
Corporate Bond	1,770		Discounted Cash Flow	Benchmark Transaction Spread	16.53% 0.32%	16.53% 0.32%	Increase Decrease
Miscellaneous Securities	1,199		Discounted Cash Flow	Accrual Rate Discount Rate Expected Settlement Dates Bid/Offer Spread	25.23% - 25.52% 21.97% - 31.79% 10 months – 4 years 2.5%	25.38% 26.88% 2 years 5 months 2.5%	Increase Decrease Decrease Decrease
Total	9,986
Floating Rate
Warrant	—	(1)	Cost	100% discount for uncertainty of liquidation value	N/A	N/A	N/A
Global Unconstrained
Bank Loans	26,783		Discounted Cash Flow	Benchmark Transaction Spread	4.60% - 7.41% (3.28)% - 1.26%	6.53% (1.49)%	Increase Decrease
Bank Loans	87		Broker quote	Single broker quote	$25.50	$25.50	Increase
Bank Loans	850		Discounted Cash Flow	Benchmark Illiquidity Discount	11.17% 1.00%	11.17% 1.00%	Increase Decrease
Common Stock	—	(1)	Cost	100% discount for uncertainty of liquidation value	N/A	N/A	N/A
Corporate Bond	248		Discounted Cash Flow	Comparable yield	10.47%	10.47%	Decrease
Corporate Bond	—	(1)	Last quote in restricted market	100% discount for uncertainty of liquidation value	N/A	N/A	N/A
Corporate Bond	8,222		Discounted Cash Flow	Benchmark Transaction Spread	16.53% 0.32%	16.53% 0.32%	Increase Decrease
Miscellaneous Securities	8,092		Discounted Cash Flow	Accrual Rate Discount Rate Expected Settlement Dates Bid/Offer Spread	25.23% - 25.52% 21.97% - 31.79% 10 months – 4 years 2.5%	25.38% 26.88% 2 years 5 months 2.5%	Increase Decrease Decrease Decrease
Warrant	110		Broker quote	Single broker quote	$7.40	$7.40	Increase
Total	44,392
High Income
Warrant	—	(1)	Cost	100% discount for uncertainty of liquidation value	N/A	N/A	N/A
International Explorer
Convertible Bond	8,015		Jump Diffusion	Benchmark Transaction Spread Strike Volatility	8.88% 8.52% 21.96 - 26.84 150.87% - 156.46%	8.88% 8.52% 24.40 153.59%	Increase Decrease Increase Increase
International Value
Common Stock	14,110		Mark-to-Model approach	Collateral Income Net Earned Premiums Profit Commission Losses	$17,242 - $18,563 $110,846 - $111,036 $(7,455) - $(8,816) $(67,804) - $(73,105)	$17,940 $110,947 $(8,233) $(70,011)	Increase Increase Increase Decrease
Sustainable Emerging Markets
Common Stock	—	(1)	Last quote in a restricted market	100% discount for uncertainty of liquidation value	N/A	N/A	N/A

(1)	Includes one or more securities valued at $0.

110	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2026, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Emerging Markets Debt Opportunities	Floating Rate		Global Equity	Global Unconstrained	High Income
Balance as of September 30, 2025	$7,015	$—	(1)	$— (1)	$23,948	$—	(1)
Transfers into Level 3	—	—		—	—	—
Net change in unrealized appreciation (depreciation)	(258)	—		4,750	(301)	—
Purchases	3,664	—		—	21,528	—
Sales	(442)	—		(1,359)	(802)	—
Accrued Amortization	10	—		—	27	—
Realized Gain/Loss	(3)	—		(3,391)	(8)	—
Transfers out of Level 3	—	—		—	—	—
Balance as of March 31, 2026	$9,986	$—	(1)	$—	$44,392	$—	(1)
Net change in unrealized appreciation (depreciation) for investments held as of March 31, 2026	$(260)	$—		$—	$(314)	$—

	International	International Explorer	International Value	Mid Cap Value		Sustainable Emerging Markets
Balance as of September 30, 2025	$— (1)	$4,050	$22,600	$—	(1)	$—	(1)
Transfers into Level 3	—	—	—	—		—
Net change in unrealized appreciation (depreciation)	159,810	3,865	(8,490)	—		—
Purchases	—	—	—	—		—
Sales	(45,962)	—	—	—	(2)	—
Accrued Amortization	—	100	—	—		—
Realized Gain/Loss	(113,848)	—	—	—	(2)	—
Transfers out of Level 3	—	—	—	—		—
Balance as of March 31, 2026	$—	$8,015	$14,110	$—		$—	(1)
Net change in unrealized appreciation (depreciation) for investments held as of March 31, 2026	$—	$3,865	$(8,490)	$—		$—

(1)	Includes one or more securities valued at $0.

(2)	Amount rounds to less than $1.

(5) Transfer Agent and Authorized Agent Fees:

Each Fund paid fees to, and reimbursed certain expenses of, the Funds’ transfer agent during the period. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders on the Funds’ behalf. Some authorized agents charge a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. Generally, the fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage of the average value of Fund shares held in such accounts. For Investor Shares and Advisor Shares of the Funds, each Fund paid all or a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. For Institutional Shares, the Funds do not pay fees to intermediaries in connection with recordkeeping, transaction processing for shareholders’ accounts or any other services that an intermediary may provide to its clients. Artisan Partners, at its own expense, pays certain authorized agents for accounting and shareholder services (to the extent those fees are not paid by a Fund), and for distribution and marketing services performed with respect to the Funds. The Funds’ expenses incurred for services provided by authorized agents are included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the period ended March 31, 2026 (in thousands):

Artisan Partners Funds	111

NOTES TO FINANCIAL STATEMENTS

	Six Months Ended 3/31/2026
Fund	Fees and Expenses to Transfer Agent		Fees to Authorized Agents	Total
Developing World - Investor Shares	$17		$393	$410
Developing World - Advisor Shares	4		899	903
Developing World - Institutional Shares	10		—	10
Emerging Markets Debt Opportunities - Investor Shares	11		16	27
Emerging Markets Debt Opportunities - Advisor Shares	9		33	42
Emerging Markets Debt Opportunities - Institutional Shares	7		—	7
Floating Rate - Investor Shares	11		12	23
Floating Rate - Advisor Shares	9		23	32
Floating Rate - Institutional Shares	10		—	10
Focus - Investor Shares	13		47	60
Focus - Advisor Shares	8		412	420
Focus - Institutional Shares	10		—	10
Global Discovery - Investor Shares	13		31	44
Global Discovery - Advisor Shares	11		5	16
Global Discovery - Institutional Shares	11		—	11
Global Equity - Investor Shares	12		99	111
Global Equity - Advisor Shares	10		10	20
Global Equity - Institutional Shares	10		—	10
Global Opportunities - Investor Shares	17		621	638
Global Opportunities - Advisor Shares	11		199	210
Global Opportunities - Institutional Shares	11		—	11
Global Unconstrained - Investor Shares	8		42	50
Global Unconstrained - Advisor Shares	1		269	270
Global Unconstrained - Institutional Shares	13		—	13
Global Value - Investor Shares	15		300	315
Global Value - Advisor Shares	8		185	193
Global Value - Institutional Shares	9		—	9
High Income - Investor Shares	12		757	769
High Income - Advisor Shares	9		1,831	1,840
High Income - Institutional Shares	4		—	4
International - Investor Shares	69		1,822	1,891
International - Advisor Shares	—	^	468	468
International - Institutional Shares	5		—	5
International Explorer - Advisor Shares	11		119	130
International Explorer - Institutional Shares	10		—	10
International Small-Mid - Investor Shares	18		126	144
International Small-Mid - Advisor Shares	9		370	379
International Small-Mid - Institutional Shares	7		—	7
International Value - Investor Shares	32		3,800	3,832
International Value - Advisor Shares	7		5,697	5,704
International Value - Institutional Shares	5		—	5
Mid Cap - Investor Shares	43		845	888
Mid Cap - Advisor Shares	12		215	227
Mid Cap - Institutional Shares	13		—	13
Mid Cap Value - Investor Shares	32		245	277
Mid Cap Value - Advisor Shares	11		72	83
Mid Cap Value - Institutional Shares	12		—	12
Select Equity - Investor Shares	12		8	20
Select Equity - Advisor Shares	10		3	13
Select Equity - Institutional Shares	11		—	11
Small Cap - Investor Shares	36		474	510
Small Cap - Advisor Shares	12		59	71
Small Cap - Institutional Shares	12		—	12
Sustainable Emerging Markets - Investor Shares	11		26	37
Sustainable Emerging Markets - Advisor Shares	4		105	109
Sustainable Emerging Markets - Institutional Shares	9		—	9

112	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	Six Months Ended 3/31/2026
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Value - Investor Shares	$15	$76	$91
Value - Advisor Shares	11	32	43
Value - Institutional Shares	10	—	10
Value Income - Investor Shares	11	8	19
Value Income - Advisor Shares	10	1	11
Value Income - Institutional Shares	11	—	11

(6) Derivative Transactions

Each Fund may invest in derivatives for any purpose consistent with its investment objective and guidelines, including, without limitation, to improve expected risk-adjusted returns, to reduce exposure to certain risks, for hedging purposes and to obtain economic exposure to certain issuers.

In connection with Rule 18f-4 under the 1940 Act, the Funds have adopted a derivative risk management program that takes into account how its derivatives use affects its portfolio strategy, including whether derivatives are used to increase or decrease portfolio risks or facilitate efficient portfolio management. To the extent a Fund is not a limited derivatives user (as defined in Rule 18f-4), Rule 18f-4, among other things, limits a Fund’s derivatives exposure through a value-at-risk test and requires such Funds to adopt and implement a derivatives risk management program that is reasonably designed to manage the Funds’ derivatives risks. Subject to certain conditions, Funds that are limited derivatives users are not subject to the full requirements of Rule 18f-4. In order to qualify as a limited derivatives user, a Fund’s derivatives “exposure” (as defined in Rule 18f-4) cannot exceed 10% of its net assets, excluding certain currency or interest rate derivatives used for hedging purposes in accordance with specific requirements set out in Rule 18f-4. Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Focus Fund, Global Unconstrained Fund and High Income Fund are full derivatives users while the remaining Funds are limited derivatives users.

Foreign Currency Forward Contracts

Foreign currency forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and at a price set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers and are not exchange traded.

Forward currency transactions may involve currencies of the different countries to which a Fund may have exposure and serve as hedges against possible variations in the exchange rate between these currencies. Forward currency transactions may be used for transaction hedging and portfolio hedging involving either specific transactions or portfolio positions (including positions obtained through, among other instruments, participation certificates and depositary receipts that may be denominated in US dollars or foreign currencies). A Fund may not engage in speculative currency exchange transactions. Emerging Markets Debt Opportunities Fund, Focus Fund, Global Unconstrained Fund, Global Value Fund, High Income Fund, International Value Fund, and Select Equity Fund each used foreign currency contracts for hedging currency exposure during the period ended March 31, 2026.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency. Hedging activity and/or use of forward foreign currency contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.

Futures Transactions

Each Fund may invest in futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund used futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument during the period ended March 31, 2026. High Income

Artisan Partners Funds	113

NOTES TO FINANCIAL STATEMENTS

Fund used futures contracts to manage duration exposure during the period ended March 31, 2026.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. To the extent it uses futures contracts, a Fund will be required to deposit margin and other assets with its futures clearing brokers, shown as “Deposits with broker for futures contracts” in the Statements of Assets and Liabilities.

There are risks associated with a Fund’s transactions in futures contracts, including that the success of an investment strategy may depend on the ability of the Fund’s portfolio managers to predict movements in the prices of individual securities, fluctuations in markets and movement in interest rates.

Options Transactions

Each Fund may purchase and write (sell) put options and call options on securities or indexes.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from or sell to the seller of the option the security underlying the option at a specified exercise price at any time during the term of the option. Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in “Investments in securities, unaffiliated, at value” and “Written options, at value”, respectively, in the Statements of Assets and Liabilities. Focus Fund, Global Unconstrained Fund, and Value Income Fund held option contracts during the period ended March 31, 2026.

Each Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in a Fund’s use of options. None of the Funds invested in swaptions during the period.

If a written option expires, a Fund realizes a gain equal to the premium received at the time the option was written. If a purchased option expires, the Fund realizes a loss equal to the premium paid. A Fund will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or if it is more, the Fund will realize a loss. If the premium received from writing a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a gain, or if it is less, the Fund will realize a loss. Realized gain or loss on options purchased and options written are included in “Net realized gain (loss) on Investments, from affiliated issuers” and “Net realized gain (loss) on Written options”, respectively, in the Statements of Operations. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

There are risks associated with a Fund investing in options contracts including significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. During the period ended March 31, 2026, Focus Fund and Value Income Fund used options transactions to enhance alpha and minimize downside market risk. Global Unconstrained Fund used options to create investment leverage.

Swap Transactions

Each Fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. An example of one type of swap involves the exchange by the Fund with another party of their respective commitments to pay or receive cash flows, for example, an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swaps are fair valued daily and changes in value are recorded as “Net increase (decrease) in unrealized appreciation or depreciation on Swap contracts” in the Statements of Operations. Upon entering a swap agreement, any payments received or paid at the beginning of the measurement period are reflected in the Schedules of Investments and represent a reconciling value to compensate for differences between the stated terms of the swap agreement and prevailing market factors. These upfront payments are recorded as “Net realized gain (loss) on Swap contracts” in the Statements of Operations upon termination or maturity of the swap. If a liquidation payment is received or made at the termination of the swap, it is recorded as “Net

114	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

realized gain (loss) on Swap contracts” in the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of “Net realized gain (loss) on Swap contracts” in the Statements of Operations. Daily changes to the fair value of centrally cleared swaps are recorded as “Receivable for variation margin on centrally cleared swap contracts” or “Payable for variation margin on centrally cleared swap contracts”, as applicable, in the Statements of Assets and Liabilities and are settled daily. An initial margin, typically in form of cash or qualifying highly liquid, high-quality short-term investments, is paid to the central clearing party or derivatives clearing organization when the swap contract is executed and is recorded as “Cash pledged for centrally cleared swap contracts” in the Statements of Assets and Liabilities.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease a Fund’s exposure to long or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if a Fund agrees to exchange payments in US dollars for payments in a non-US currency, the swap agreement would tend to decrease a Fund’s exposure to US interest rates and increase its exposure to that non-US currency and interest rates.

A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to a Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency.

Under certain circumstances, suitable transactions may not be available to a Fund, or a Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.

A credit default swap on a bond is an agreement between a Fund and a counterparty that enables a Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, a specific default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third-party debtor, such as default by a US or non-US corporate issuer on its debt obligations. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection in order to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.

Each Fund may enter into credit default swap contracts as protection buyer in order to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection).

Each Fund may enter into credit default swap contracts as seller protection. A protection seller may have to pay out amounts following a negative credit event greater than the value of the reference obligation delivered to it by its counterparty and the amount of periodic payments previously received by it from the counterparty. When a Fund acts as a seller of credit default swap protection, it is exposed to, among other things, leverage risk because if an event of default occurs the seller must pay the buyer up to the full notional value of the reference obligation. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement.

Artisan Partners Funds	115

NOTES TO FINANCIAL STATEMENTS

Each Fund may also engage in total return swaps, in which payments made by a Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination or basket of such securities, or an index). Total return swap agreements may be used to obtain exposure to a security, commodity, or market without owning or taking physical custody of such security or investing directly in such market. Swaps carry counterparty risks that cannot be fully anticipated. Each Fund may also enter into swap agreements on futures contracts including, but not limited to, index futures contracts. Swap agreements on futures contracts are generally subject to the same risks involved in the Fund’s use of futures contracts, in addition to the risks involved in the Fund’s use of swap agreements. A total return swap, or a swap on a futures contract, may add leverage to a portfolio by providing investment exposure to an underlying asset or market where the Fund does not own or take physical custody of such asset or invest directly in such market.

Many swaps are complex and often valued subjectively. Many over-the-counter derivatives are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an over-the-counter derivative. Valuation risk is more pronounced when a Fund enters into over-the-counter derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, undercollateralization and/or errors in calculation of the Fund’s NAV. During the period ended March 31, 2026, Emerging Markets Debt Opportunities Fund, Focus Fund, and Global Unconstrained Fund used swap transactions to create investment leverage.

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of March 31, 2026 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Assets and Liabilities Location	Value
Emerging Markets Debt Opportunities	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$2,571
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	(999)
	Interest rate	Futures contracts	Receivable for variation margin on futures contracts	625	*
	Interest rate	Centrally cleared swap contracts	Payable for variation margin on centrally cleared swap contracts	(1,326	)*
	Interest rate	Over the counter swap contracts	Swap contracts, at value	299
	Interest rate	Over the counter swap contracts	Swap contracts, at value	(16)
Focus	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	3,853
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	(269)
	Equity	Purchased options contracts	Investments in securities, unaffiliated, at value	13,452
Global Unconstrained	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	11,979
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	(3,781)
	Interest rate	Futures contracts	Receivable for variation margin on futures contracts	1,756	*
	Equity	Futures contracts	Receivable for variation margin on futures contracts	512	*
	Commodity	Futures contracts	Receivable for variation margin on futures contracts	14	*
	Credit	Centrally cleared swap contracts	Receivable for variation margin on centrally cleared swap contracts	4,839	*
	Interest rate	Centrally cleared swap contracts	Payable for variation margin on centrally cleared swap contracts	(1,553	)*
	Credit	Over the counter swap contracts	Swap contracts, at value	(151)
	Interest rate	Over the counter swap contracts	Swap contracts, at value	1,745
	Interest rate	Over the counter swap contracts	Swap contracts, at value	(179)
	Foreign currency	Purchased options contracts	Investments in securities, unaffiliated, at value	1,791
High Income	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	98
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	(71)
	Interest rate	Futures contracts	Receivable for variation margin on futures contracts	4,397	*
Value Income	Equity	Written option contracts	Written options, at value	(13)

*	Futures contracts and centrally cleared swap contracts are valued in this table at unrealized appreciation (depreciation). Amounts reported in the Statements of Assets and Liabilities reflect only the current day’s variation margin related to these contracts.

The effect of derivative instruments in the amount of realized gain (loss) and net increase (decrease) in unrealized appreciation or depreciation recognized in the Statements of Operations for the period ended March 31, 2026 was as follows (in thousands):

116	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Risk Exposure Category	Derivative Instrument	Statements of Operations Location	Net Realized Gain (Loss)	Statements of Operations Location	Unrealized Appreciation (Depreciation)
Emerging Markets Debt Opportunities	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	$2,449	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	$786
	Interest rate	Futures contracts	Net realized gain (loss) on futures contracts	(167)	Net increase (decrease) in unrealized appreciation or depreciation on futures contracts	663
	Interest rate	Swap contracts	Net realized gain (loss) on swap contracts	(230)	Net increase (decrease) in unrealized appreciation or depreciation on swap contracts	(1,063)
Focus	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	(565)	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	3,668
	Equity	Written options contracts	Net realized gain (loss) on written options	(1,703)	Net increase (decrease) in unrealized appreciation or depreciation on written options	—
	Equity	Purchased option contracts	Net realized gain (loss) on investments, from unaffiliated issuers	(1,589)	Net increase (decrease) in unrealized appreciation or depreciation on investments, from unaffiliated issuers	(12,825)
	Equity	Swap contracts	Net realized gain (loss) on swap contracts	30,849	Net increase (decrease) in unrealized appreciation or depreciation on swap contracts	(30,954)
Global Unconstrained	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	6,565	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	8,306
	Interest rate	Futures contracts	Net realized gain (loss) on futures contracts	(1,027)	Net increase (decrease) in unrealized appreciation or depreciation on futures contracts	1,709
	Equity	Futures contracts	Net realized gain (loss) on futures contracts	953	Net increase (decrease) in unrealized appreciation or depreciation on futures contracts	707
	Commodity	Futures contracts	Net realized gain (loss) on futures contracts	757	Net increase (decrease) in unrealized appreciation or depreciation on futures contracts	(130)
	Equity	Purchased option contracts	Net realized gain (loss) on investments, from unaffiliated issuers	—	Net increase (decrease) in unrealized appreciation or depreciation on investments, from unaffiliated issuers	694
	Credit	Swap contracts	Net realized gain (loss) on swap contracts	(3,985)	Net increase (decrease) in unrealized appreciation or depreciation on swap contracts	9,089
	Interest rate	Swap contracts	Net realized gain (loss) on swap contracts	(146)	Net increase (decrease) in unrealized appreciation or depreciation on swap contracts	629
Global Value	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	(329)	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	329
High Income	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	844	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	124
	Interest rate	Futures contracts	Net realized gain (loss) on futures contracts	(2,682)	Net increase (decrease) in unrealized appreciation or depreciation on futures contracts	4,397
International Value	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	(16,020)	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	12,011
Select Equity	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	(7)	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	7
Value Income	Equity	Written options contracts	Net realized gain (loss) on written options	(9)	Net increase (decrease) in unrealized appreciation or depreciation on written options	(5)

Artisan Partners Funds	117

NOTES TO FINANCIAL STATEMENTS

The average monthly notional amount outstanding for each derivative type for the period ended March 31, 2026 was as follows (dollar value in thousands):

Fund	Derivative Type	Average Monthly Notional Amount
Emerging Markets Debt Opportunities	Centrally cleared interest rate swaps	$24,986
	Foreign currency forward contracts - purchased	69,276
	Foreign currency forward contracts - sold	64,308
	Futures contracts - short	46,915
	Overnight index swap	18,973
	Total return swaps	23,471
	Variable rate swap	37,697
Focus	Foreign currency forward contracts - purchased	38,963
	Foreign currency forward contracts - sold	170,170
	Purchased options contracts	63,572
	Total return swaps	16,187
Global Unconstrained	Centrally cleared credit default swaps	567,609
	Centrally cleared interest rate swaps	10,569
	Credit index swap	74,187
	Foreign currency forward contracts - purchased	219,441
	Foreign currency forward contracts - sold	329,196
	Futures contracts - long	202,115
	Futures contracts - short	195,084
	Overnight index swap	4,927
	Purchased options contracts	504
	Total return swaps	97,754
	Variable rate swap	81,646
Global Value	Foreign currency forward contracts - purchased	39,379
	Foreign currency forward contracts - sold	39,238
High Income	Foreign currency forward contracts - sold	46,370
	Futures contracts - short	86,654
International Value	Foreign currency forward contracts - purchased	811,700
	Foreign currency forward contracts - sold	952,161
Select Equity	Foreign currency forward contracts - purchased	1,233
	Foreign currency forward contracts - sold	1,230
Value Income	Written options contracts	27

Master Netting Agreements

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship. Each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be netted against the other party’s obligations under such agreement. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Funds’ derivative assets and liabilities by OTC counterparties net of amounts available for offset under International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA”) and net of the related collateral received/pledged by the Funds as of March 31, 2026 (in thousands). Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

118	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Asset Amounts Presented in Statements of Assets and Liabilities†	Financial Instrument	Collateral Received*	Net Amount (Not Less Than $0)
Emerging Markets Debt Opportunities	Citibank, N.A.	$68	$— ^	$—	$68
	Citigroup Global Markets	401	(401)	—	—
	Deutsche Bank AG	129	(43)	(86)	—
	ICBC Standard Bank Plc	587	(3)	(520)	64
	JPMorgan Chase Bank, N.A.	1,084	(121)	—	963
	Societe Generale	332	(88)	(230)	14
	Standard Chartered Bank	269	(269)	—	—
Focus	JPMorgan Chase Bank, N.A.	3,853	(269)	—	3,584
Global Unconstrained	Citibank, N.A.	1,247	(519)	(728)	—
	Deutsche Bank AG	604	(22)	(582)	—
	ICBC Standard Bank Plc	1,402	(111)	(900)	391
	JPMorgan Chase Bank, N.A.	6,956	(1,266)	(701)	4,989
	Morgan Stanley & Co International plc	17	(2)	—	15
	Societe Generale	1,725	—	(1,600)	125
	Standard Chartered Bank	2,484	(2,039)	—	445
High Income	Bank of America	98	(71)	—	27

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Liability Amounts Presented in Statements of Assets and Liabilities†		Financial Instrument	Collateral Pledged*	Net Amount (Not Less Than $0)
Emerging Markets Debt Opportunities	Citibank, N.A.	$—	^	$— ^	$—	$—
	Citigroup Global Markets	401		(401)	—	—
	Deutsche Bank AG	43		(43)	—	—
	ICBC Standard Bank Plc	3		(3)	—	—
	JPMorgan Chase Bank, N.A.	121		(121)	—	—
	Morgan Stanley Capital Services	54		—	—	54
	Societe Generale	88		(88)	—	—
	Standard Chartered Bank	305		(269)	(36)	—
Focus	JPMorgan Chase Bank, N.A.	269		(269)	—	—
Global Unconstrained	Citibank, N.A.	519		(519)	—	—
	Deutsche Bank AG	22		(22)	—	—
	Goldman Sachs International	21		—	—	21
	ICBC Standard Bank Plc	111		(111)	—	—
	JPMorgan Chase Bank, N.A.	1,266		(1,266)	—	—
	Morgan Stanley & Co International plc	2		(2)	—	—	^
	Standard Chartered Bank	2,039		(2,039)	—	—
High Income	Bank of America	71		(71)	—	—

†	All asset and liability amounts in this table are valued at unrealized appreciation (depreciation).
*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.
^	Amount rounds to less than $1.

The Funds enter into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position.

(7) Related Party Transactions

(a)	Investment Advisory Agreement – The Adviser, with which the officers and one director of the Funds are affiliated, provided investment advisory and administrative services to the Funds during the period ended March 31, 2026. In exchange for those services, each Fund paid a monthly management fee to the Adviser as follows:

Artisan Partners Funds	119

NOTES TO FINANCIAL STATEMENTS

Developing World		Emerging Markets Debt Opportunities Select Equity
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $1 billion	1.050%	Up to $1 billion	0.750%
$1 billion to $2 billion	1.025	$1 billion to $2 billion	0.725
$2 billion to $3.5 billion	1.000	$2 billion to $3.5 billion	0.700
$3.5 billion to $5 billion	0.975	$3.5 billion to $5 billion	0.675
Over $5 billion	0.950	Over $5 billion	0.650

Floating Rate		Focus
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $1 billion	0.680%	Up to $1 billion	1.000%
$1 billion to $2 billion	0.660	$1 billion to $2 billion	0.975
$2 billion to $3.5 billion	0.640	$2 billion to $3.5 billion	0.950
$3.5 billion to $10 billion	0.620	$3.5 billion to $5 billion	0.925
Over $10 billion	0.600	Over $5 billion	0.900

Global Discovery		Global Equity
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $1 billion	0.975%	Up to $1 billion	0.900%
$1 billion to $2 billion	0.950	$1 billion to $2 billion	0.875
$2 billion to $3.5 billion	0.925	$2 billion to $3.5 billion	0.850
$3.5 billion to $5 billion	0.900	$3.5 billion to $5 billion	0.825
Over $5 billion	0.875	Over $5 billion	0.800

Global Opportunities		Global Unconstrained
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $1 billion	0.900%	Up to $1 billion	0.950%
$1 billion to $4 billion	0.875	$1 billion to $2 billion	0.925
$4 billion to $8 billion	0.850	$2 billion to $3.5 billion	0.900
$8 billion to $12 billion	0.825	$3.5 billion to $5 billion	0.875
Over $12 billion	0.800	Over $5 billion	0.850

Global Value		High Income
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $1 billion	1.000%	Up to $1 billion	0.725%
$1 billion to $4 billion	0.975	$1 billion to $2 billion	0.700
$4 billion to $8 billion	0.950	$2 billion to $3.5 billion	0.675
$8 billion to $12 billion	0.925	$3.5 billion to $10 billion	0.650
Over $12 billion	0.900	Over $10 billion	0.625

International		International Explorer
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $500 million	1.000%	Up to $500 million	1.050%
$500 million to $750 million	0.975	Over $500 million	1.000
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Over $12 billion	0.900

International Small-Mid		International Value Small Cap
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $2 billion	1.050%	Up to $500 million	1.000%
$2 billion to $3 billion	1.025	$500 million to $750 million	0.975
$3 billion to $4 billion	1.000	$750 million to $1 billion	0.950
$4 billion to $5 billion	0.975	Over $1 billion	0.925
Over $5 billion	0.950

120	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Mid Cap Value Mid Cap		Sustainable Emerging Markets
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $500 million	0.920%	Up to $1 billion	0.850%
$500 million to $750 million	0.895	$1 billion to $2 billion	0.825
$750 million to $1 billion	0.870	$2 billion to $3.5 billion	0.800
Over $1 billion	0.845	$3.5 billion to $5 billion	0.775
		Over $5 billion	0.750

Value		Value Income
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $50 million	0.800%	Up to $1 billion	0.700%
$50 million to $100 million	0.760	$1 billion to $2 billion	0.675
$100 million to $500 million	0.720	$2 billion to $3.5 billion	0.650
$500 million to $7.5 billion	0.680	$3.5 billion to $5 billion	0.625
Over $7.5 billion	0.640	Over $5 billion	0.600

(b)	Expense Waivers and Reimbursements – The Adviser has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends or interest on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to the Adviser) not to exceed the percentages of average daily net assets indicated below. The contractual limits continue through January 31, 2027 at which time Artisan Partners will determine whether to renew, revise or discontinue it. The table below shows the current expense limit as a percent of average daily net assets and amounts waived by the Adviser during the period ended March 31, 2026 (dollar values in thousands).

For the period ended March 31, 2026, Value Income Fund incurred operating expenses of approximately $95,000 that were reimbursed by the Adviser. Receivables from and payables to the Adviser at March 31, 2026 are included in “Receivable from the Adviser” and “Payable for management fees”, respectively, in the Statements of Assets and Liabilities.

Fund	Expense Limit as a % of Average Daily Net Assets	Expenses Waived
Emerging Markets Debt Opportunities - Investor Shares	1.25%	$21
Emerging Markets Debt Opportunities - Advisor Shares	1.15%	26
Emerging Markets Debt Opportunities - Institutional Shares	1.10%	—
Floating Rate - Investor Shares*	1.05%	37
Floating Rate - Advisor Shares*	0.95%	54
Floating Rate - Institutional Shares*	0.90%	44
Global Discovery - Investor Shares	1.40%	9
Global Discovery - Advisor Shares	1.30%	22
Global Discovery - Institutional Shares	1.25%	—
Global Equity - Investor Shares	1.35%	—
Global Equity - Advisor Shares	1.25%	2
Global Equity - Institutional Shares	1.20%	—
Global Unconstrained - Investor Shares	1.24%	27
Global Unconstrained - Advisor Shares	1.14%	134
Global Unconstrained - Institutional Shares	1.09%	18
International Explorer - Advisor Shares	1.40%	—
International Explorer - Institutional Shares	1.35%	—
Select Equity - Investor Shares	1.25%	23
Select Equity - Advisor Shares	1.15%	19
Select Equity - Institutional Shares	1.10%	—
Sustainable Emerging Markets - Investor Shares	1.15%	19
Sustainable Emerging Markets - Advisor Shares	1.05%	—
Sustainable Emerging Markets - Institutional Shares	1.00%	—
Value - Investor Shares	0.98%	36
Value - Advisor Shares	0.88%	30
Value - Institutional Shares	0.83%	7
Value Income - Investor Shares	1.20%	38
Value Income - Advisor Shares	1.10%	34

Artisan Partners Funds	121

NOTES TO FINANCIAL STATEMENTS

Fund	Expense Limit as a % of Average Daily Net Assets	Expenses Waived
Value Income - Institutional Shares	1.05%	$72

*	Prior to December 1, 2025, expense limit, as a percentage of average daily net assets, was 1.20%, 1.10%, and 1.05% for Investor Shares, Advisor Shares, and Institutional Shares, respectively.

During the period ended March 31, 2026, the Adviser reimbursed Small Cap Fund $1,066 for trading losses incurred due to trade errors. During the year ended September 30, 2025, the Adviser reimbursed Focus Fund and Global Unconstrained Fund $94,795 and $1,831, respectively, for trading losses incurred due to trade errors.

(c)	Officers and Directors – The officers and director of the Funds who are affiliated with the Adviser receive no compensation from the Funds. For the period ended March 31, 2026, directors of the Funds who are not affiliated persons of the Adviser (“independent directors”) received compensation for their services based on an annual fee of $325,000.

In addition, the independent chair and each committee chair receives an annual supplemental retainer as follows:

Amount
Independent board chair	$125,000
Audit committee chair	$45,000
Governance and nominating committee chair	$30,000
Education committee chair	$30,000

These fees were generally allocated to each of the Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter. Additionally, each director is entitled to reimbursement of expenses related to his or her duties as a director of the Funds.

Artisan Partners Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Funds as selected by the individual directors. Each Fund purchased shares of the Funds selected for deferral by the directors in amounts equal to their investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” in the Statements of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

(d)	Distribution – Shares of the Funds are offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds are paid by the Adviser.

(8) Line of Credit Arrangement:

Artisan Partners Funds is party to a line of credit agreement with a syndicate of lenders, led by JPMorgan Chase Bank N.A., as lender and administrative agent that expires on June 3, 2026. Under the line of credit, each Fund can borrow an amount that would not exceed the lesser of (a) 33 1/3% of its adjusted net assets (25% for Floating Rate Fund) with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund was a party; provided that the aggregate borrowings by all the Funds may not exceed $450 million. The Funds paid a commitment fee at the annual rate of 0.15% on the unused portion of the line of credit and interest was charged on any borrowings at the highest of (i) Daily Simple SOFR in effect on such day plus 0.10% plus 1.00%, (ii) the federal funds effective rate in effect on such day plus 1.00% or (iii) the overnight bank funding rate in effect on such day plus 1.00%. The Funds also paid an agent’s fee and arrangement fee to JPMorgan Chase Bank N.A. and the Funds’ and administrative agent’s legal expenses in connection with the line of credit, each as incurred. The fees were allocated to each Fund based on average net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the period ended March 31, 2026, there were borrowings under the line of credit as follows (dollar values in thousands):

122	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Number of Days Utilizing Line of Credit	Average Borrowings	Average Borrowing Rates
Global Equity	13	$1,865	4.89%
International	9	49,522	4.75%
International Small-Mid	11	10,977	4.90%
Value Income	4	828	4.76%

Commitment fees related to the line of credit are included in “Other operating expenses” in the Statements of Operations. Any interest expense incurred from borrowings under the line of credit is included in ‘Interest’ in the Statements of Operations. There were no borrowings outstanding at March 31, 2026.

(9) Investment Transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding securities sold short, in-kind transactions, derivatives and short-term securities) for the period ended March 31, 2026 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Developing World	$1,879,881	$2,282,269
Emerging Markets Debt Opportunities	57,527	55,962
Floating Rate	61,774	23,848
Focus	1,422,873	1,124,407
Global Discovery	54,465	143,566
Global Equity	206,447	214,982
Global Opportunities	722,246	832,848
Global Unconstrained	453,178	240,421
Global Value	308,377	273,053
High Income	2,310,712	1,633,607
International	3,108,162	3,835,894
International Explorer	68,841	34,000
International Small-Mid	673,690	945,826
International Value	4,461,712	5,355,976
Mid Cap	989,742	1,459,942
Mid Cap Value	138,990	363,827
Select Equity	19,330	12,284
Small Cap	382,672	534,928
Sustainable Emerging Markets	152,543	52,469
Value	62,180	88,977
Value Income	2,516	11,383

Artisan Partners Funds	123

NOTES TO FINANCIAL STATEMENTS

(10) Transactions in Securities of Affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended March 31, 2026 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended March 31, 2026.

	As of 9/30/2025						Net Increase (Decrease) in	As of 3/31/2026
Funds	Shares / $ Principal Balance	Value	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Amortization	Unrealized Appreciation or Depreciation	Shares / $ Principal Balance	Value	Dividend Income@
International Explorer
Common Stock
IQE plc*(1)	60,785	$6,125	$—	$—	$—	$—	$13,864	60,785	$19,989	$—
M&C Saatchi plc(1)	6,157	12,082	219	—	—	—	(2,902)	6,297	9,399	—
Convertible Bond
IQE plc, Zero coupon 09/13/2026(1)(2)	3,292	4,050	—	—	—	100	3,865	3,292	8,015	—
Total		$22,257	$219	$—	$—	$100	$14,827		$37,403	$—
International Value
Common Stock
Akzo Nobel NV‡(1)	—	—	689,902	—	—	—	(117,881)	9,968	572,021	—
Axalta Coating Systems Ltd.*‡	—	—	436,138	—	—	—	(58,680)	13,627	377,458	—
Barry Callebaut AG(1)	517	709,947	1,437	(43,656)	4,354	—	190,215	492	862,297	15,548
Berkeley Group Holdings plc*(1)	7,289	376,481	647	(13,822)	(6,553)	—	(34,909)	7,021	321,844	—
Brenntag SE(1)	19,543	1,171,151	46,774	(15,805)	(4,876)	—	129,132	20,104	1,326,376	—
DSM-Firmenich AG‡(1)	9,663	826,267	509,134	—	—	—	(183,669)	16,126	1,151,732	—
ICON plc*	5,276	923,359	131,171	(25,586)	2,705	—	(331,931)	6,323	699,718	—
Koninklijke Philips NV(1)	56,521	1,547,288	16,824	(61,698)	428	—	87	54,872	1,502,929	—
Pearson plc(1)	36,183	514,254	231,665	—	—	—	(40,088)	53,790	705,831	12,572
Sensata Technologies Holding plc†	11,048	337,515	662	(188,113)	(92,712)	—	148,647	5,849	205,999	2,172
Total		$6,406,262	$2,064,354	$(348,680)	$(96,654)	$—	$(299,077)		$7,726,205	$30,292

@	Net of foreign taxes withheld, if any.
†	Issuer was not an affiliate as of March 31, 2026.
*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

‡	Issuer was not an affiliate as of September 30, 2025.

124	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(11) Information for Federal Income Tax Purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of March 31, 2026 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Developing World	$2,036,290	$902,979	$(124,867)	$778,112
Emerging Markets Debt Opportunities	145,136	7,715	(5,542)	2,173
Floating Rate	133,676	477	(4,604)	(4,127)
Focus	1,042,653	154,811	(7,804)	147,007
Global Discovery	84,266	28,903	(5,460)	23,443
Global Equity	174,993	31,826	(7,248)	24,578
Global Opportunities	1,265,798	304,417	(56,878)	247,539
Global Unconstrained	926,797	66,365	(33,398)	32,967
Global Value	1,754,145	1,231,832	(91,298)	1,140,534
High Income	11,188,726	121,158	(444,702)	(323,544)
International	4,612,902	1,479,155	(152,665)	1,326,490
International Explorer	432,386	65,796	(41,146)	24,650
International Small-Mid	2,217,317	611,110	(188,147)	422,963
International Value	30,011,636	12,148,416	(1,961,207)	10,187,209
Mid Cap	2,144,833	891,493	(110,047)	781,446
Mid Cap Value	402,656	92,778	(16,005)	76,773
Select Equity	62,822	24,321	(1,905)	22,416
Small Cap	725,181	223,846	(72,883)	150,963
Sustainable Emerging Markets	418,249	126,901	(18,180)	108,721
Value	206,815	75,239	(7,569)	67,670
Value Income	6,893	1,340	(206)	1,134

The Funds’ tax-basis capital gains and losses are determined only at the end of each fiscal year. Accordingly, the table above does not include tax adjustments and reflects the aggregate book cost as of March 31, 2026.

The tax characterization of distributions paid during the period ended March 31, 2026 and the year ended September 30, 2025 were as follows (in thousands):

	Six Months Ended 3/31/2026		Year Ended 9/30/2025
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Developing World	$—	$—	$—	$—
Emerging Markets Debt Opportunities	5,885	—	8,084	414
Floating Rate	3,530	—	6,063	—
Focus	47,684	—	120,847	—
Global Discovery	27,185	—	—	2,088
Global Equity	35,659	2,729	7,613	10,186
Global Opportunities	62,827	—	28,608	236,252
Global Unconstrained	459	17,305	16,079	343
Global Value	105,113	30,607	33,804	94,185
High Income	366,172	—	650,922	—
International	1,041,628	109,831	123,001	348,856
International Explorer	20,825	7,887	2,911	1,723
International Small-Mid	145,913	18,485	30,487	12,045
International Value	2,149,697	318,001	702,020	855,052
Mid Cap	519,480	—	—	512,682
Mid Cap Value	33,959	9,166	6,953	39,467
Select Equity	2,251	261	288	432

Artisan Partners Funds	125

NOTES TO FINANCIAL STATEMENTS

	Six Months Ended 3/31/2026		Year Ended 9/30/2025
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Small Cap	$74,826	$—	$—	$64,696
Sustainable Emerging Markets	7,120	—	1,943	—
Value	35,100	5,107	6,213	17,495
Value Income	130	—	388	—

Value Income Fund had a return of capital during the year ended September 30, 2025 in the amount of $1 (in thousands), which is included in Ordinary Income Dividends.

Distributions on a tax basis were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, straddle loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

Gains on redemptions in-kind for Focus Fund, Global Discovery Fund, Global Equity Fund, Global Opportunities Fund, Global Value Fund, International Small-Mid Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund and Value Fund of approximately $178,533, $2,075, $490, $134,874, $4,624, 114,304, $41,726, $155,677, $96,935, $74,143 and $10,941 (in thousands), respectively, were included in “Net realized gain (loss) on Investments, from unaffiliated issuers” in the Statements of Operations for the period ended March 31, 2026, and will not be recognized for federal income tax purposes. These net realized gains (losses) represent permanent book/tax differences and will be reclassified to “Fund shares issued and outstanding” in the Statements of Assets and Liabilities at September 30, 2026.

In addition, the Funds may periodically record reclassifications among certain capital accounts to reflect differences between financial reporting and income tax basis distributions. The reclassifications were recorded in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and US GAAP. The reclassifications generally relate to net operating losses, dividends in excess and utilization of earnings and profits distributed to shareholders on redemption of Fund shares. These reclassifications have no impact on the net asset values of the Funds.

Permanent book and tax differences resulted in reclassifications to “Distributable earnings” and “Fund shares issued and outstanding” in the Statements of Assets and Liabilities at September 30, 2025 as follows (in thousands):

Fund	Total Distributable Earnings (Loss)	Fund Shares Issued and Outstanding
Developing World	$15,936	$(15,936)
Emerging Markets Debt Opportunities	(777)	777
Floating Rate	—	—
Focus	(63,098)	63,098
Global Discovery	(6,194)	6,194
Global Equity	(8,372)	8,372
Global Opportunities	(360,472)	360,472
Global Unconstrained	(1,651)	1,651
Global Value	(72,256)	72,256
High Income	—	—
International	(124,137)	124,137
International Explorer	(1,920)	1,920
International Small-Mid	(104,486)	104,486
International Value	(144,163)	144,163
Mid Cap	(404,704)	404,704
Mid Cap Value	(138,643)	138,643
Select Equity	(58)	58
Small Cap	(100,501)	100,501
Sustainable Emerging Markets	— (a)	— (a)
Value	(22,531)	22,531
Value Income	2	(2)

126	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the Funds’ fiscal year, September 30, 2025. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2025.

Additional tax information as of and for the year ended September 30, 2025 follows (in thousands):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses	Qualified Late Year Ordinary Losses	Other Deferred Gains (Losses)*	Tax Components of Net Assets Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Developing World	$—	$—	$—	$(15,144)	$(93,822)	$1,750,612	$1,641,646
Emerging Markets Debt Opportunities	2,357	—	(40)	—	(8)	1,384	3,693
Floating Rate	55	—	—	—	(1,784)	(639)	(2,368)
Focus	47,685	—	—	—	(114)	349,474	397,045
Global Discovery	1,721	25,464	—	—	(21)	56,090	83,254
Global Equity	15,814	18,077	—	—	(20)	43,139	77,010
Global Opportunities	—	62,826	—	—	(318)	548,584	611,092
Global Unconstrained	459	—	(329)	—	(8)	12,339	12,461
Global Value	44,464	86,889	—	—	(215)	1,123,881	1,255,019
High Income	6,756	—	—	—	(193,598)	(9,508)	(196,350)
International	265,488	832,202	—	—	(703)	1,403,949	2,500,936
International Explorer	11,881	16,732	—	—	(8)	26,051	54,656
International Small-Mid	18,485	81,505	—	—	(325)	691,069	790,734
International Value	232,876	1,928,789	—	—	(1,946)	11,010,161	13,169,880
Mid Cap	—	488,570	—	(20,672)	(477)	1,330,693	1,798,114
Mid Cap Value	8,212	33,039	—	—	(155)	211,666	252,762
Select Equity	584	1,808	—	—	(13)	21,127	23,506
Small Cap	—	74,825	—	(7,456)	(198)	272,708	339,879
Sustainable Emerging Markets	6,611	—	—	—	(141,447)	97,352	(37,484)
Value	4,133	33,152	—	—	(30)	82,752	120,007
Value Income	—	—	—	(1)	(43)	1,760	1,716

*	Other deferred gains and losses relate to (a) distribution payable at year end (b) other items including deferred compensation and capital loss carryforward.

Artisan Partners Funds	127

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2025, the Funds had capital loss carryovers shown in the table below (in thousands). To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Fund	Unexpiring –ST	Unexpiring –LT	Utilized in CY
Developing World	$93,437	$—	$472,659
Floating Rate	97	1,672	—
Global Discovery	—	—	177
High Income	—	175,987	—
Sustainable Emerging Markets(1)	4,240	137,190	4,690
Value Income	—	35	279

(1)	Due to an equity shift in the ordinary course of business, the utilization of certain capital loss carryovers is subject to annual limitations of $1,323 pursuant to Internal Revenue Code Sections 382-383.

(12)  Fund Share Activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	DEVELOPING WORLD
	Six Months Ended		Year Ended
	3/31/2026		9/30/2025
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	723,489	$16,504	2,543,725	$58,507
Advisor Shares	12,341,238	283,865	23,086,153	536,187
Institutional Shares	6,984,774	157,191	10,881,892	265,882
Cost of shares redeemed
Investor Shares	(5,104,800)	(113,701)	(3,158,114)	(70,981)
Advisor Shares	(26,242,123)	(564,471)	(20,878,801)	(490,749)
Institutional Shares	(11,080,274)	(239,509)	(10,518,001)	(242,326)
Net increase (decrease) from fund share transactions
Investor Shares	(4,381,311)	(97,197)	(614,389)	(12,474)
Advisor Shares	(13,900,885)	(280,606)	2,207,352	45,438
Institutional Shares	(4,095,500)	(82,318)	363,891	23,556
Total	(22,377,696)	$(460,121)	1,956,854	$56,520

128	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	EMERGING MARKETS DEBT OPPORTUNITIES
	Six Months Ended		Year Ended
	3/31/2026		9/30/2025
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	622,933	$6,800	731,702	$7,665
Advisor Shares	1,662,833	18,123	2,972,527	31,050
Institutional Shares	3,021,616	32,983	2,272,662	23,637
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	45,368	495	48,404	503
Advisor Shares	202,032	2,201	267,641	2,781
Institutional Shares	292,582	3,189	502,091	5,213
Cost of shares redeemed(1)
Investor Shares	(321,503)	(3,515)	(180,265)	(1,857)
Advisor Shares	(737,746)	(8,013)	(836,483)	(8,644)
Institutional Shares	(2,868,965)	(31,488)	(393,893)	(4,081)
Net increase from fund share transactions
Investor Shares	346,798	3,780	599,841	6,311
Advisor Shares.	1,127,119	12,311	2,403,685	25,187
Institutional Shares	445,233	4,684	2,380,860	24,769
Total	1,919,150	$20,775	5,384,386	$56,267
Redemption Fees
Investor Shares		—		1
Advisor Shares		—		1
Institutional Shares		—		—^

(1)	Net of redemption fees.
^	Amount rounds to less than $1

	FLOATING RATE
	Six Months Ended		Year Ended
	3/31/2026		9/30/2025
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	370,703	$3,513	2,408,571	$22,938
Advisor Shares	5,642,485	53,289	2,210,304	21,064
Institutional Shares	481,063	4,519	1,027,183	9,792
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	42,041	396	137,205	1,307
Advisor Shares	189,509	1,779	222,702	2,122
Institutional Shares	140,373	1,323	268,587	2,559
Cost of shares redeemed(1)
Investor Shares	(161,224)	(1,525)	(2,705,661)	(25,715)
Advisor Shares	(1,041,807)	(9,769)	(1,262,055)	(12,003)
Institutional Shares	(1,154,091)	(10,892)	(879,009)	(8,356)
Net increase from fund share transactions
Investor Shares	251,520	2,384	(159,885)	(1,470)
Advisor Shares	4,790,187	45,299	1,170,951	11,183
Institutional Shares	(532,655)	(5,050)	416,761	3,995
Total	4,509,052	$42,633	1,427,827	$13,708
Redemption Fees
Investor Shares		1		24
Advisor Shares		13		1
Institutional Shares		1		—^

(1)	Net of redemption fees.
^	Amount rounds to less than $1

Artisan Partners Funds	129

NOTES TO FINANCIAL STATEMENTS

	FOCUS
	Six Months Ended		Year Ended
	3/31/2026		9/30/2025
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	59,905	$1,525	220,929	$5,220
Advisor Shares	2,402,472	61,428	8,125,023	189,133
Institutional Shares	16,818,018	431,124	8,343,090	199,564
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	69,479	1,752	217,177	4,793
Advisor Shares	1,052,506	26,818	2,967,663	66,031
Institutional Shares	231,632	5,927	1,439,619	32,147
Cost of shares redeemed
Investor Shares	(180,915)	(4,596)	(475,968)	(11,022)
Advisor Shares	(4,371,290)	(112,172)	(6,949,276)	(163,107)
Institutional Shares	(16,454,060)	(418,604)	(14,712,199)	(356,738)
Net increase (decrease) from fund share transactions
Investor Shares	(51,531)	(1,319)	(37,862)	(1,009)
Advisor Shares	(916,312)	(23,926)	4,143,410	92,057
Institutional Shares	595,590	18,447	(4,929,490)	(125,027)
Total	(372,253)	$(6,798)	(823,942)	$(33,979)

	GLOBAL DISCOVERY
	Six Months Ended		Year Ended
	3/31/2026		9/30/2025
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	23,596	$499	93,995	$2,044
Advisor Shares	11,919	246	89,564	1,901
Institutional Shares	414,572	8,910	418,287	8,890
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	245,224	4,882	12,646	275
Advisor Shares	70,480	1,412	6,470	141
Institutional Shares	1,021,851	20,733	75,656	1,664
Cost of shares redeemed
Investor Shares	(234,252)	(4,794)	(406,486)	(8,750)
Advisor Shares	(276,220)	(6,121)	(454,287)	(9,789)
Institutional Shares	(4,339,063)	(94,428)	(2,674,783)	(59,495)
Net increase (decrease) from fund share transactions
Investor Shares	34,568	587	(299,845)	(6,431)
Advisor Shares	(193,821)	(4,463)	(358,253)	(7,747)
Institutional Shares	(2,902,640)	(64,785)	(2,180,840)	(48,941)
Total	(3,061,893)	$(68,661)	(2,838,938)	$(63,119)

130	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	GLOBAL EQUITY
	Six Months Ended		Year Ended
	3/31/2026		9/30/2025
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	502,207	$12,658	787,937	$19,670
Advisor Shares	824,114	19,882	618,919	15,556
Institutional Shares	686,189	16,850	145,882	3,114
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	760,806	16,852	350,239	6,816
Advisor Shares	179,782	3,979	26,739	520
Institutional Shares	688,356	15,536	485,081	9,580
Cost of shares redeemed
Investor Shares	(812,846)	(19,604)	(1,354,040)	(30,248)
Advisor Shares	(545,277)	(12,935)	(157,738)	(3,904)
Institutional Shares	(899,380)	(22,505)	(2,018,362)	(43,932)
Net increase (decrease) from fund share transactions
Investor Shares	450,167	9,906	(215,864)	(3,762)
Advisor Shares	458,619	10,926	487,920	12,172
Institutional Shares	475,165	9,881	(1,387,399)	(31,238)
Total	1,383,951	$30,713	(1,115,343)	$(22,828)

	GLOBAL OPPORTUNITIES
	Six Months Ended		Year Ended
	3/31/2026		9/30/2025
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	170,080	$5,810	626,382	$20,710
Advisor Shares	533,130	18,615	1,631,001	55,442
Institutional Shares	8,052,013	283,779	17,779,498	605,326
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	541,374	18,336	2,172,374	71,515
Advisor Shares	335,662	11,560	1,425,193	47,630
Institutional Shares	727,321	25,587	3,575,536	121,819
Cost of shares redeemed
Investor Shares	(2,805,529)	(95,525)	(5,404,093)	(179,823)
Advisor Shares	(4,366,618)	(149,883)	(5,281,706)	(177,301)
Institutional Shares	(12,286,992)	(433,023)	(30,225,521)	(1,027,476)
Net increase (decrease) from fund share transactions
Investor Shares	(2,094,075)	(71,379)	(2,605,337)	(87,598)
Advisor Shares	(3,497,826)	(119,708)	(2,225,512)	(74,229)
Institutional Shares	(3,507,658)	(123,657)	(8,870,487)	(300,331)
Total	(9,099,559)	$(314,744)	(13,701,336)	$(462,158)

Artisan Partners Funds	131

NOTES TO FINANCIAL STATEMENTS

	GLOBAL UNCONSTRAINED
	Six Months Ended		Year Ended
	3/31/2026		9/30/2025
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	3,409,309	$37,091	2,631,882	$27,237
Advisor Shares	37,363,921	407,442	33,984,982	353,915
Institutional Shares	17,905,455	196,556	4,828,947	50,375
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	84,063	918	108,716	1,127
Advisor Shares	1,226,807	13,395	1,153,780	11,994
Institutional Shares	303,991	3,339	314,579	3,266
Cost of shares redeemed(1)
Investor Shares	(1,281,325)	(14,057)	(1,438,337)	(15,014)
Advisor Shares	(10,923,129)	(119,716)	(5,840,868)	(60,873)
Institutional Shares	(3,067,788)	(32,927)	(716,616)	(7,456)
Net increase from fund share transactions
Investor Shares	2,212,047	23,952	1,302,261	13,350
Advisor Shares	27,667,599	301,121	29,297,894	305,036
Institutional Shares	15,141,658	166,968	4,426,910	46,185
Total	45,021,304	$492,041	35,027,065	$364,571
Redemption Fees
Investor Shares		—		1
Advisor Shares		—		2
Institutional Shares		—		— ^

(1)	Net of redemption fees.
^	Amount rounds to less than $1

	GLOBAL VALUE
	Six Months Ended		Year Ended
	3/31/2026		9/30/2025
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	951,068	$27,203	1,172,805	$29,013
Advisor Shares	2,742,104	77,677	4,541,735	112,271
Institutional Shares	5,847,207	167,263	13,071,565	328,993
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	432,512	11,894	481,374	10,918
Advisor Shares	719,390	19,733	739,417	16,733
Institutional Shares	3,161,419	86,971	3,715,301	84,300
Cost of shares redeemed
Investor Shares	(870,315)	(24,556)	(1,988,631)	(48,788)
Advisor Shares	(1,983,057)	(55,626)	(3,454,592)	(86,183)
Institutional Shares	(4,813,109)	(135,675)	(21,682,358)	(549,667)
Net increase (decrease) from fund share transactions
Investor Shares	513,265	14,541	(334,452)	(8,857)
Advisor Shares	1,478,437	41,784	1,826,560	42,821
Institutional Shares	4,195,517	118,559	(4,895,492)	(136,374)
Total	6,187,219	$174,884	(3,403,384)	$(102,410)

132	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	HIGH INCOME
	Six Months Ended		Year Ended
	3/31/2026		9/30/2025
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	4,095,738	$37,621	27,992,473	$254,822
Advisor Shares	74,786,787	685,489	137,791,129	1,260,258
Institutional Shares	135,522,332	1,241,944	234,164,290	2,146,524
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,124,673	19,445	4,599,142	42,177
Advisor Shares	12,730,158	116,412	24,155,769	221,297
Institutional Shares	13,257,383	121,205	20,630,639	189,079
Cost of shares redeemed(1)
Investor Shares	(17,169,965)	(157,668)	(22,552,946)	(206,417)
Advisor Shares	(57,380,783)	(525,694)	(144,369,510)	(1,314,795)
Institutional Shares	(74,483,492)	(682,552)	(125,293,498)	(1,143,324)
Net increase from fund share transactions
Investor Shares	(10,949,554)	(100,602)	10,038,669	90,582
Advisor Shares	30,136,162	276,207	17,577,388	166,760
Institutional Shares	74,296,223	680,597	129,501,431	1,192,279
Total	93,482,831	$856,202	157,117,488	$1,449,621
Redemption Fees
Investor Shares		35		38
Advisor Shares		163		212
Institutional Shares		112		227

(1)	Net of redemption fees.

	INTERNATIONAL
	Six Months Ended		Year Ended
	3/31/2026		9/30/2025
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	3,644,496	$120,525	4,805,131	$154,867
Advisor Shares	8,245,807	266,439	10,091,969	335,301
Institutional Shares	13,391,904	450,804	7,113,883	232,170
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	10,695,076	314,007	4,721,161	130,587
Advisor Shares	6,251,822	182,241	2,418,450	66,507
Institutional Shares	18,467,458	545,713	8,165,610	227,086
Cost of shares redeemed
Investor Shares	(7,031,960)	(228,227)	(10,913,528)	(338,650)
Advisor Shares	(10,724,040)	(353,276)	(7,975,724)	(252,482)
Institutional Shares	(17,022,267)	(542,848)	(20,885,527)	(649,496)
Net increase (decrease) from fund share transactions
Investor Shares	7,307,612	206,305	(1,387,236)	(53,196)
Advisor Shares	3,773,589	95,404	4,534,695	149,326
Institutional Shares	14,837,095	453,669	(5,606,034)	(190,240)
Total	25,918,296	$755,378	(2,458,575)	$(94,110)

Artisan Partners Funds	133

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL EXPLORER
	Six Months Ended		Year Ended
	3/31/2026		9/30/2025
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Advisor Shares	3,781,045	$51,528	12,210,413	$155,177
Institutional Shares	4,080,767	55,434	7,565,485	102,937
Net asset value of shares issued in reinvestment of dividends and distributions
Advisor Shares	1,312,099	16,742	275,890	3,347
Institutional Shares	748,194	9,547	50,740	615
Cost of shares redeemed
Advisor Shares	(2,149,833)	(28,628)	(2,156,698)	(28,176)
Institutional Shares	(2,939,112)	(39,413)	(1,382,710)	(18,517)
Net increase from fund share transactions
Advisor Shares	2,943,311	39,642	10,329,605	130,348
Institutional Shares	1,889,849	25,568	6,233,515	85,035
Total	4,833,160	$65,210	16,563,120	$215,383

	INTERNATIONAL SMALL-MID
	Six Months Ended		Year Ended
	3/31/2026		9/30/2025
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	191,206	$3,702	569,831	$10,309
Advisor Shares	3,456,754	67,667	8,636,231	156,873
Institutional Shares	12,438,178	246,547	37,599,347	697,550
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	311,451	6,002	84,462	1,511
Advisor Shares	2,099,459	40,709	476,054	8,569
Institutional Shares	5,344,934	104,921	1,566,055	28,518
Cost of shares redeemed
Investor Shares	(1,613,001)	(31,564)	(4,744,677)	(84,687)
Advisor Shares	(8,031,765)	(157,161)	(30,401,845)	(544,115)
Institutional Shares	(24,697,420)	(489,556)	(113,107,840)	(2,127,658)
Net increase (decrease) from fund share transactions
Investor Shares	(1,110,344)	(21,860)	(4,090,384)	(72,867)
Advisor Shares	(2,475,552)	(48,785)	(21,289,560)	(378,673)
Institutional Shares	(6,914,308)	(138,088)	(73,942,438)	(1,401,590)
Total	(10,500,204)	$(208,733)	(99,322,382)	$(1,853,130)

134	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL VALUE
	Six Months Ended		Year Ended
	3/31/2026		9/30/2025
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,860,090	$101,333	9,478,588	$473,750
Advisor Shares	30,083,410	1,645,470	72,230,449	3,620,832
Institutional Shares	50,049,022	2,740,214	99,342,243	5,033,135
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	3,559,296	186,196	2,483,525	122,273
Advisor Shares	12,585,632	657,120	8,528,663	419,497
Institutional Shares	25,843,914	1,357,176	17,076,529	844,417
Cost of shares redeemed
Investor Shares	(9,951,994)	(549,169)	(12,061,139)	(615,012)
Advisor Shares	(47,945,769)	(2,619,581)	(58,751,376)	(2,969,376)
Institutional Shares	(56,525,011)	(3,069,770)	(79,926,394)	(4,054,561)
Net increase from fund share transactions
Investor Shares	(4,532,608)	(261,640)	(99,026)	(18,989)
Advisor Shares	(5,276,727)	(316,991)	22,007,736	1,070,953
Institutional Shares	19,367,925	1,027,620	36,492,378	1,822,991
Total	9,558,590	$448,989	58,401,088	$2,874,955

	MID CAP
	Six Months Ended		Year Ended
	3/31/2026		9/30/2025
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,238,032	$76,952	3,205,807	$112,116
Advisor Shares	1,489,405	53,899	3,270,838	121,512
Institutional Shares	9,116,223	404,805	14,840,844	635,509
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	3,155,418	105,927	3,432,748	120,764
Advisor Shares	2,180,896	75,481	2,128,127	76,698
Institutional Shares	6,313,970	270,048	5,860,893	253,132
Cost of shares redeemed
Investor Shares	(11,693,963)	(400,101)	(13,447,174)	(477,490)
Advisor Shares	(3,201,305)	(114,428)	(9,160,671)	(335,623)
Institutional Shares	(12,018,256)	(532,871)	(30,386,013)	(1,323,303)
Net increase (decrease) from fund share transactions
Investor Shares	(6,300,513)	(217,222)	(6,808,619)	(244,610)
Advisor Shares	468,996	14,952	(3,761,706)	(137,413)
Institutional Shares	3,411,937	141,982	(9,684,276)	(434,662)
Total	(2,419,580)	$(60,288)	(20,254,601)	$(816,685)

Artisan Partners Funds	135

NOTES TO FINANCIAL STATEMENTS

	MID CAP VALUE
	Six Months Ended		Year Ended
	3/31/2026		9/30/2025
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	244,897	$3,709	500,213	$7,891
Advisor Shares	867,886	13,100	1,269,532	19,967
Institutional Shares	12,242,655	186,085	10,411,556	163,331
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,146,937	17,216	789,690	12,864
Advisor Shares	773,599	11,519	520,499	8,416
Institutional Shares	925,562	13,800	1,481,461	23,970
Cost of shares redeemed
Investor Shares	(2,775,060)	(42,024)	(5,015,026)	(79,159)
Advisor Shares	(2,128,217)	(31,848)	(3,648,374)	(57,208)
Institutional Shares	(34,893,805)	(529,895)	(17,670,692)	(277,344)
Net increase (decrease) from fund share transactions
Investor Shares	(1,383,226)	(21,099)	(3,725,123)	(58,404)
Advisor Shares	(486,732)	(7,229)	(1,858,343)	(28,825)
Institutional Shares	(21,725,588)	(330,010)	(5,777,675)	(90,043)
Total	(23,595,546)	$(358,338)	(11,361,141)	$(177,272)

	SELECT EQUITY
	Six Months Ended		Year Ended
	3/31/2026		9/30/2025
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	70,074	$1,335	198,062	$3,308
Advisor Shares	392,478	7,599	322,061	5,594
Institutional Shares	326,562	6,262	284,297	4,620
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	11,970	225	2,304	37
Advisor Shares	12,537	236	1,301	21
Institutional Shares	109,872	2,052	41,584	662
Cost of shares redeemed
Investor Shares	(70,171)	(1,327)	(44,356)	(706)
Advisor Shares	(222,128)	(4,334)	(115,262)	(1,984)
Institutional Shares	(12,123)	(233)	(25,390)	(414)
Net increase from fund share transactions
Investor Shares	11,873	233	156,010	2,639
Advisor Shares	182,887	3,501	208,100	3,631
Institutional Shares	424,311	8,081	300,491	4,868
Total	619,071	$11,815	664,601	$11,138

136	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	SMALL CAP
	Six Months Ended		Year Ended
	3/31/2026		9/30/2025
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	233,056	$8,592	716,463	$25,060
Advisor Shares	169,704	6,380	1,292,798	45,776
Institutional Shares	3,221,623	124,187	3,929,856	140,327
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	905,351	33,009	645,109	23,856
Advisor Shares.	313,998	11,621	364,826	13,659
Institutional Shares	647,568	24,640	599,190	22,997
Cost of shares redeemed
Investor Shares	(1,497,379)	(55,310)	(3,286,835)	(115,119)
Advisor Shares	(2,718,647)	(104,277)	(2,962,838)	(105,326)
Institutional Shares	(5,624,387)	(216,395)	(8,779,650)	(318,964)
Net increase (decrease) from fund share transactions
Investor Shares	(358,972)	(13,709)	(1,925,263)	(66,203)
Advisor Shares.	(2,234,945)	(86,276)	(1,305,214)	(45,891)
Institutional Shares	(1,755,196)	(67,568)	(4,250,604)	(155,640)
Total	(4,349,113)	$(167,553)	(7,481,081)	$(267,734)

	SUSTAINABLE EMERGING MARKETS
	Six Months Ended		Year Ended
	3/31/2026		9/30/2025
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	978,580	$24,500	472,250	$9,230
Advisor Shares	5,431,205	137,423	5,373,269	116,992
Institutional Shares	2,815,767	73,189	4,999,703	97,154
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	14,897	353	9,382	165
Advisor Shares	137,707	3,261	30,870	544
Institutional Shares	145,021	3,502	68,427	1,228
Cost of shares redeemed
Investor Shares	(335,590)	(8,400)	(675,714)	(12,959)
Advisor Shares	(1,421,151)	(35,721)	(441,754)	(8,838)
Institutional Shares	(3,117,537)	(81,424)	(2,119,275)	(43,703)
Net increase from fund share transactions
Investor Shares	657,887	16,453	(194,082)	(3,564)
Advisor Shares	4,147,761	104,963	4,962,385	108,698
Institutional Shares	(156,749)	(4,733)	2,948,855	54,679
Total	4,648,899	$116,683	7,717,158	$159,813

Artisan Partners Funds	137

NOTES TO FINANCIAL STATEMENTS

	VALUE
	Six Months Ended		Year Ended
	3/31/2026		9/30/2025
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	111,148	$1,673	201,745	$3,033
Advisor Shares	342,072	5,089	603,638	9,028
Institutional Shares	1,738,555	25,644	3,222,334	48,547
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	649,937	9,288	374,526	5,554
Advisor Shares	604,743	8,569	388,795	5,723
Institutional Shares	1,520,860	21,566	810,452	11,930
Cost of shares redeemed
Investor Shares	(843,032)	(12,532)	(1,088,677)	(16,354)
Advisor Shares	(1,668,779)	(24,583)	(2,452,784)	(36,924)
Institutional Shares	(2,872,390)	(42,263)	(4,101,815)	(61,607)
Net increase (decrease) from fund share transactions
Investor Shares	(81,947)	(1,571)	(512,406)	(7,767)
Advisor Shares	(721,964)	(10,925)	(1,460,351)	(22,173)
Institutional Shares	387,025	4,947	(69,029)	(1,130)
Total	(416,886)	$(7,549)	(2,041,786)	$(31,070)

	VALUE INCOME
	Six Months Ended		Year Ended
	3/31/2026		9/30/2025
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,669	$31	2,808	$30
Advisor Shares	3,589	40	4,987	52
Institutional Shares	36,480	431	28,466	299
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	778	9	2,132	22
Advisor Shares	1,603	18	4,774	50
Institutional Shares	9,288	103	29,942	316
Cost of shares redeemed
Investor Shares	(33,563)	(392)	(7,621)	(80)
Advisor Shares	(66,416)	(787)	(29,697)	(316)
Institutional Shares	(726,424)	(8,436)	(43,621)	(459)
Net increase (decrease) from fund share transactions
Investor Shares	(30,116)	(352)	(2,681)	(28)
Advisor Shares	(61,224)	(729)	(19,936)	(214)
Institutional Shares	(680,656)	(7,902)	14,787	156
Total	(771,996)	$(8,983)	(7,830)	$(86)

(13) Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

138	Artisan Partners Funds

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussions of each Fund included in this report include statistical information about the portfolios of each of the Funds. Except as otherwise noted, that information is as of March 31, 2026. That information will vary with changes in a Fund’s portfolio investments.

For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. A vendor’s criteria may include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry in this report, the Adviser assigns equity securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor's (to the extent available) as primary sources for most Funds and FactSet Research Systems, Inc. (to the extent available) as a secondary source for this information. The Adviser uses the Sustainable Industry Classification System (“SICS®“), developed by the Sustainability Accounting Standards Board (“SASB”), as the primary source with respect to Sustainable Emerging Markets Fund. The Adviser assigns debt securities in accordance with the classifications developed by Bloomberg Finance L.P. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry, or if the Adviser determines that a different classification is more appropriate, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and/or other publicly available information. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Trademarks (Unaudited)

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (MSCI) and Standard & Poor’s Financial Services, LLC (S&P). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaim all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of such damages.

The Sustainable Industry Classification System (SICS®) is the exclusive intellectual property of Sustainability Accounting Standards Board (SASB).

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates (“BofA”), and may not be used without BofA’s prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and, along with the ICE BofA trademarks, has been licensed for use by Artisan Partners Limited Partnership. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See www.artisanpartners.com/ice-data.html for a full copy of the Disclaimer.

Artisan Partners Funds	139

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

None.

ITEM 9. PROXY DISCLOSURES

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

See Statement of Operations in Item 7

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

None.

140	Artisan Partners Funds

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Proxy Disclosures under Item 7(a) of this Form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 16.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.    Exhibits.

(a)	(1)	Not applicable for semiannual reports.

(2)	Not applicable.

(3)	Certifications of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(3)(i) and (a)(3)(ii).

(4)	Not applicable.

(5)	Not applicable.

(b)	Certification of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Executive Officer

Date:	June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Executive Officer

Date:	June 5, 2026

By:	/s/ Shannon K. Jagodinski
Shannon K. Jagodinski
Principal Financial Officer

Date:	June 5, 2026